UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2012

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2012

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	34

Multi-Managed Income/Equity Portfolio	62

Multi-Managed Income Portfolio	89

Asset Allocation: Diversified Growth Portfolio	116

Stock Portfolio	161

Seasons Select

Large Cap Growth Portfolio	166

Large Cap Value Portfolio	174

Mid Cap Growth Portfolio	184

Mid Cap Value Portfolio	197

Small Cap Portfolio	210

International Equity Portfolio	224

Diversified Fixed Income Portfolio	236

Real Return Portfolio	269

Cash Management Portfolio	273

Seasons Focused

Focus Growth Portfolio	278

Focus Value Portfolio	281

Seasons Managed Allocation

Allocation Growth Portfolio	284

Allocation Moderate Growth Portfolio	286

Allocation Moderate Portfolio	288

Allocation Balanced Portfolio	290

Statements of Assets and Liabilities	292

Statements of Operations	300

Statements of Changes in Net Assets	304

Notes to Financial Statements	311

Financial Highlights	347

Report of Independent Registered Public Accounting Firm	361

Trustees and Officers Information	362

Shareholders Tax Information	364

Comparisons: Portfolios vs. Indexes	366

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2012.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

Jana Waring Greer
President and CEO,
SunAmerica Annuity and Life Assurance Company
President, SunAmerica Retirement Markets,
The United States Life Insurance Company in the City of New York

May 4, 2012

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2012

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2011 and held until March 31, 2012. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended March 31, 2012'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Period ended March 31, 2012'' column and the "Expense Ratio as of March 31, 2012'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Period Ended March 31, 2012'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Period Ended March 31, 2012'' column and the "Expense Ratio as of March 31, 2012'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Period Ended March 31, 2012'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2012

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2011	Ending Account Value Using Actual Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Beginning Account Value at October 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Expense Ratio as of March 31, 2012*
Multi-Managed Growth@
Class 1	$1,000.00	$1,213.37	$7.25	$1,000.00	$1,018.45	$6.61	1.31%
Class 2	$1,000.00	$1,213.04	$8.08	$1,000.00	$1,017.70	$7.36	1.46%
Class 3	$1,000.00	$1,212.39	$8.63	$1,000.00	$1,017.20	$7.87	1.56%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$1,176.58	$6.04	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,175.47	$6.85	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$1,175.54	$7.40	$1,000.00	$1,018.20	$6.86	1.36%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,109.26	$5.85	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,107.37	$6.64	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$1,107.21	$7.16	$1,000.00	$1,018.20	$6.86	1.36%
Multi-Managed Income@
Class 1	$1,000.00	$1,070.68	$5.64	$1,000.00	$1,019.55	$5.50	1.09%
Class 2	$1,000.00	$1,069.66	$6.42	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$1,069.67	$6.93	$1,000.00	$1,018.30	$6.76	1.34%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,216.97	$5.54	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,216.27	$6.37	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,214.17	$6.92	$1,000.00	$1,018.75	$6.31	1.25%
Stock@
Class 1	$1,000.00	$1,308.10	$5.54	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$1,306.59	$6.40	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$1,305.94	$6.98	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth@
Class 1	$1,000.00	$1,262.07	$5.20	$1,000.00	$1,020.40	$4.65	0.92%
Class 2	$1,000.00	$1,261.48	$6.05	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$1,260.99	$6.61	$1,000.00	$1,019.15	$5.91	1.17%
Large Cap Value@
Class 1	$1,000.00	$1,271.70	$5.11	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$1,269.88	$5.96	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$1,270.49	$6.53	$1,000.00	$1,019.25	$5.81	1.15%
Mid Cap Growth@
Class 1	$1,000.00	$1,267.56	$6.24	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$1,265.75	$7.08	$1,000.00	$1,018.75	$6.31	1.25%
Class 3	$1,000.00	$1,264.94	$7.64	$1,000.00	$1,018.25	$6.81	1.35%
Mid Cap Value@
Class 1	$1,000.00	$1,260.28	$5.65	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,258.25	$6.55	$1,000.00	$1,019.20	$5.86	1.16%
Class 3	$1,000.00	$1,258.61	$7.11	$1,000.00	$1,018.70	$6.36	1.26%
Small Cap@
Class 1	$1,000.00	$1,301.79	$6.16	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$1,300.78	$7.07	$1,000.00	$1,018.85	$6.21	1.23%
Class 3	$1,000.00	$1,300.00	$7.65	$1,000.00	$1,018.35	$6.71	1.33%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2012

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2011	Ending Account Value Using Actual Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Beginning Account Value at October 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Expense Ratio as of March 31, 2012*
International Equity@
Class 1	$1,000.00	$1,166.84	$6.12	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$1,167.67	$7.04	$1,000.00	$1,018.50	$6.56	1.30%
Class 3	$1,000.00	$1,165.78	$7.58	$1,000.00	$1,018.00	$7.06	1.40%
Diversified Fixed Income
Class 1	$1,000.00	$1,026.52	$3.80	$1,000.00	$1,021.25	$3.79	0.75%
Class 2	$1,000.00	$1,025.07	$4.56	$1,000.00	$1,020.50	$4.55	0.90%
Class 3	$1,000.00	$1,025.08	$5.06	$1,000.00	$1,020.00	$5.05	1.00%
Real Return
Class 1+	$1,000.00	$1,008.86	$1.31	$1,000.00	$1,021.55	$3.49	0.69%
Class 3	$1,000.00	$1,021.93	$4.75	$1,000.00	$1,020.30	$4.75	0.94%
Cash Management
Class 1	$1,000.00	$998.14	$3.00	$1,000.00	$1,022.00	$3.03	0.60%
Class 2	$1,000.00	$997.20	$3.74	$1,000.00	$1,021.25	$3.79	0.75%
Class 3	$1,000.00	$997.19	$4.24	$1,000.00	$1,020.75	$4.29	0.85%
Focus Growth@
Class 1	$1,000.00	$1,207.78	$6.18	$1,000.00	$1,019.40	$5.65	1.12%
Class 2	$1,000.00	$1,206.68	$7.06	$1,000.00	$1,018.60	$6.46	1.28%
Class 3	$1,000.00	$1,206.28	$7.61	$1,000.00	$1,018.10	$6.96	1.38%
Focus Value@
Class 1+	$1,000.00	$1,044.16	$2.29	$1,000.00	$1,019.05	$6.01	1.19%
Class 2	$1,000.00	$1,231.87	$7.53	$1,000.00	$1,018.25	$6.81	1.35%
Class 3	$1,000.00	$1,232.11	$8.09	$1,000.00	$1,017.75	$7.31	1.45%
Allocation Growth
Class 3	$1,000.00	$1,209.43	$0.94	$1,000.00	$1,024.15	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,166.67	$0.70	$1,000.00	$1,024.35	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$1,149.06	$0.75	$1,000.00	$1,024.30	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,128.48	$0.80	$1,000.00	$1,024.25	$0.76	0.15%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366, except for the Real Return Portfolio Class 1 and the Focus Value Portfolio Class 1 "Actual Return" information which was multiplied by 69 days and divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended March 31, 2012" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended March 31, 2012" and the "Expense Ratios" would have been lower.

+  Commencement of operations on January 23, 2012.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2012

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2011	Ending Account Value Using Actual Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Beginning Account Value at October 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Expense Ratio as of March 31, 2012*
Multi-Managed Growth
Class 1	$1,000.00	$1,213.37	$7.25	$1,000.00	$1,018.45	$6.61	1.31%
Class 2	$1,000.00	$1,213.04	$8.08	$1,000.00	$1,017.70	$7.36	1.46%
Class 3	$1,000.00	$1,212.39	$8.63	$1,000.00	$1,017.20	$7.87	1.56%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,176.58	$6.04	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,175.47	$6.85	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$1,175.54	$7.40	$1,000.00	$1,018.20	$6.86	1.36%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,109.26	$5.85	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,107.37	$6.64	$1,000.00	$1,018.70	$6.36	1.26%
Class 3	$1,000.00	$1,107.21	$7.16	$1,000.00	$1,018.20	$6.86	1.36%
Multi-Managed Income
Class 1	$1,000.00	$1,070.68	$5.64	$1,000.00	$1,019.55	$5.50	1.09%
Class 2	$1,000.00	$1,069.66	$6.42	$1,000.00	$1,018.80	$6.26	1.24%
Class 3	$1,000.00	$1,069.67	$6.93	$1,000.00	$1,018.30	$6.76	1.34%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,216.97	$5.49	$1,000.00	$1,020.05	$5.00	0.99%
Class 2	$1,000.00	$1,216.27	$6.32	$1,000.00	$1,019.30	$5.76	1.14%
Class 3	$1,000.00	$1,214.17	$6.86	$1,000.00	$1,018.80	$6.26	1.24%
Stock
Class 1	$1,000.00	$1,308.10	$5.54	$1,000.00	$1,020.20	$4.85	0.96%
Class 2	$1,000.00	$1,306.59	$6.40	$1,000.00	$1,019.45	$5.60	1.11%
Class 3	$1,000.00	$1,305.94	$6.98	$1,000.00	$1,018.95	$6.11	1.21%
Large Cap Growth
Class 1	$1,000.00	$1,262.07	$5.20	$1,000.00	$1,020.40	$4.65	0.92%
Class 2	$1,000.00	$1,261.48	$6.05	$1,000.00	$1,019.65	$5.40	1.07%
Class 3	$1,000.00	$1,260.99	$6.61	$1,000.00	$1,019.15	$5.91	1.17%
Large Cap Value
Class 1	$1,000.00	$1,271.70	$5.11	$1,000.00	$1,020.50	$4.55	0.90%
Class 2	$1,000.00	$1,269.88	$5.96	$1,000.00	$1,019.75	$5.30	1.05%
Class 3	$1,000.00	$1,270.49	$6.53	$1,000.00	$1,019.25	$5.81	1.15%
Mid Cap Growth
Class 1	$1,000.00	$1,267.56	$6.24	$1,000.00	$1,019.50	$5.55	1.10%
Class 2	$1,000.00	$1,265.75	$7.08	$1,000.00	$1,018.75	$6.31	1.25%
Class 3	$1,000.00	$1,264.94	$7.64	$1,000.00	$1,018.25	$6.81	1.35%
Mid Cap Value
Class 1	$1,000.00	$1,260.28	$5.65	$1,000.00	$1,020.00	$5.05	1.00%
Class 2	$1,000.00	$1,258.25	$6.49	$1,000.00	$1,019.25	$5.81	1.15%
Class 3	$1,000.00	$1,258.61	$7.06	$1,000.00	$1,018.75	$6.31	1.25%
Small Cap
Class 1	$1,000.00	$1,301.79	$6.16	$1,000.00	$1,019.65	$5.40	1.07%
Class 2	$1,000.00	$1,300.78	$7.07	$1,000.00	$1,018.85	$6.21	1.23%
Class 3	$1,000.00	$1,300.00	$7.65	$1,000.00	$1,018.35	$6.71	1.33%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2012

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2011	Ending Account Value Using Actual Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Beginning Account Value at October 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2012	Expenses Paid During the Period Ended March 31, 2012*	Expense Ratio as of March 31, 2012*
International Equity
Class 1	$1,000.00	$1,166.84	$6.12	$1,000.00	$1,019.35	$5.70	1.13%
Class 2	$1,000.00	$1,167.67	$6.99	$1,000.00	$1,018.55	$6.51	1.29%
Class 3	$1,000.00	$1,165.78	$7.53	$1,000.00	$1,018.05	$7.01	1.39%
Focus Growth
Class 1	$1,000.00	$1,207.78	$6.13	$1,000.00	$1,019.45	$5.60	1.11%
Class 2	$1,000.00	$1,206.68	$7.01	$1,000.00	$1,018.65	$6.41	1.27%
Class 3	$1,000.00	$1,206.28	$7.56	$1,000.00	$1,018.15	$6.91	1.37%
Focus Value
Class 1+	$1,000.00	$1,044.16	$2.29	$1,000.00	$1,019.05	$6.01	1.19%
Class 2	$1,000.00	$1,231.87	$7.48	$1,000.00	$1,018.30	$6.76	1.34%
Class 3	$1,000.00	$1,232.11	$8.04	$1,000.00	$1,017.80	$7.26	1.44%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	5.9%
Repurchase Agreements	5.4
Computers	5.4
E-Commerce/Products	4.1
Medical-Biomedical/Gene	4.1
Pharmacy Services	3.7
United States Treasury Notes	3.7
Diversified Financial Services	2.8
Government National Mtg. Assoc.	2.5
Retail-Apparel/Shoe	2.3
Multimedia	2.3
Transport-Services	2.2
Federal Home Loan Mtg. Corp.	1.9
Wireless Equipment	1.9
Diversified Banking Institutions	1.9
Industrial Automated/Robotic	1.7
Oil Companies-Exploration & Production	1.7
Enterprise Software/Service	1.6
Banks-Commercial	1.5
Metal-Diversified	1.4
Applications Software	1.4
Computers-Memory Devices	1.4
Metal Processors & Fabrication	1.4
Electronic Components-Semiconductors	1.2
Auto-Cars/Light Trucks	1.2
Electronic Components-Misc.	1.1
United States Treasury Bonds	1.1
Casino Hotels	1.1
Commercial Paper	1.1
Retail-Jewelry	1.0
Banks-Super Regional	0.9
Medical-Drugs	0.9
Auto/Truck Parts & Equipment-Original	0.9
Insurance-Life/Health	0.9
Vitamins & Nutrition Products	0.9
Commercial Services-Finance	0.9
Chemicals-Diversified	0.9
Oil-Field Services	0.8
Oil Companies-Integrated	0.8
Diversified Manufacturing Operations	0.8
Medical Products	0.7
Telephone-Integrated	0.7
Steel-Producers	0.6
Commercial Services	0.6
Therapeutics	0.6
Athletic Footwear	0.6
Building & Construction-Misc.	0.6
Investment Management/Advisor Services	0.6
Real Estate Investment Trusts	0.6
Electric-Integrated	0.6
Rental Auto/Equipment	0.6
Aerospace/Defense	0.6
Computer Services	0.5
Advanced Materials	0.5
Auto-Truck Trailers	0.5
Footwear & Related Apparel	0.5
Aerospace/Defense-Equipment	0.5
E-Commerce/Services	0.5
Electronic Connectors	0.5
Cable/Satellite TV	0.5
Brewery	0.4%
Retail-Vitamins & Nutrition Supplements	0.4
Medical Instruments	0.4
Consumer Products-Misc.	0.4
Sovereign	0.4
Beverages-Wine/Spirits	0.4
Computer Aided Design	0.4
Medical-Hospitals	0.4
Entertainment Software	0.4
Machinery-General Industrial	0.4
Apparel Manufacturers	0.4
Home Furnishings	0.4
Patient Monitoring Equipment	0.4
Computer Data Security	0.4
Cosmetics & Toiletries	0.3
Web Portals/ISP	0.3
Agricultural Chemicals	0.3
Beverages-Non-alcoholic	0.3
Transactional Software	0.3
Food-Retail	0.3
Medical-HMO	0.3
Networking Products	0.3
Municipal Bonds	0.3
Oil Field Machinery & Equipment	0.3
Transport-Rail	0.2
Semiconductor Components-Integrated Circuits	0.2
Internet Telephone	0.2
E-Marketing/Info	0.2
Retail-Drug Store	0.2
Tobacco	0.2
Advertising Agencies	0.2
Food-Misc.	0.2
Insurance-Multi-line	0.2
Insurance-Mutual	0.2
Telecom Services	0.2
Pipelines	0.2
Retail-Sporting Goods	0.2
Instruments-Controls	0.2
Insurance-Property/Casualty	0.2
Television	0.2
Retail-Building Products	0.2
Finance-Investment Banker/Broker	0.1
Hotels/Motels	0.1
Auto-Heavy Duty Trucks	0.1
Electric Products-Misc.	0.1
Software Tools	0.1
Cellular Telecom	0.1
Engineering/R&D Services	0.1
Metal-Copper	0.1
Airlines	0.1
Retail-Discount	0.1
Electronic Forms	0.1
Paper & Related Products	0.1
Oil & Gas Drilling	0.1
Human Resources	0.1
Special Purpose Entities	0.1
Metal-Iron	0.1
Retail-Regional Department Stores	0.1
Machinery-Construction & Mining	0.1
Containers-Metal/Glass	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Finance-Consumer Loans	0.1%
Retail-Auto Parts	0.1
Banks-Money Center	0.1
Broadcast Services/Program	0.1
Office Automation & Equipment	0.1
Coal	0.1
Electric-Generation	0.1
Real Estate Management/Services	0.1
Finance-Auto Loans	0.1
Independent Power Producers	0.1
Cruise Lines	0.1
Diversified Minerals	0.1
Gas-Distribution	0.1
Real Estate Operations & Development	0.1
Chemicals-Specialty	0.1
105.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 71.7%
Advanced Materials — 0.5%
Hexcel Corp.†	16,549	$397,342
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,097	69,567
Aerospace/Defense — 0.5%
Boeing Co.	812	60,388
Spirit Aerosystems Holdings, Inc., Class A†	11,200	273,952
		334,340
Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.†	3,131	145,497
Goodrich Corp.	818	102,610
United Technologies Corp.	1,572	130,382
		378,489
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	202	36,895
Monsanto Co.	1,193	95,154
Mosaic Co.	1,610	89,017
Potash Corp. of Saskatchewan, Inc.	490	22,388
		243,454
Apparel Manufacturers — 0.4%
Coach, Inc.	600	46,368
Prada SpA†	38,100	248,013
		294,381
Applications Software — 1.4%
Microsoft Corp.	32,854	1,059,542
Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,185	453,821
Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.	63,860	797,611
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,844	86,355
Auto-Truck Trailers — 0.5%
Wabash National Corp.†	37,700	390,195
Auto/Truck Parts & Equipment-Original — 0.9%
Dana Holding Corp.	25,100	389,050
Titan International, Inc.	12,185	288,175
		677,225
Banks-Commercial — 1.2%
East West Bancorp, Inc.	14,646	338,176
Regions Financial Corp.	4,640	30,578
Standard Chartered PLC	19,934	497,397
		866,151
Banks-Fiduciary — 0.0%
State Street Corp.	580	26,390
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,382	132,773
Fifth Third Bancorp	3,177	44,637
PNC Financial Services Group, Inc.	1,645	106,086
SunTrust Banks, Inc.	1,997	48,267
US Bancorp	2,015	63,835
Wells Fargo & Co.	2,140	73,060
		468,658

Security Description	Shares	Value (Note 3)

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,475	$109,165
PepsiCo, Inc.	2,002	132,832
		241,997
Beverages-Wine/Spirits — 0.4%
Pernod-Ricard SA	2,859	298,943
Brewery — 0.4%
Anheuser-Busch InBev NV	3,970	290,048
Building & Construction-Misc. — 0.6%
Dycom Industries, Inc.†	18,902	441,551
Casino Hotels — 1.1%
MGM Resorts International†	51,753	704,876
Wynn Resorts, Ltd.	635	79,299
		784,175
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	2,003	92,499
Dow Chemical Co.	2,458	85,145
E.I. du Pont de Nemours & Co.	290	15,341
LyondellBasell Industries NV, Class A	1,630	71,149
Rockwood Holdings, Inc.†	6,100	318,115
		582,249
Commercial Services — 0.6%
Iron Mountain, Inc.	16,005	460,944
Commercial Services-Finance — 0.9%
Cardtronics, Inc.†	10,373	272,291
Mastercard, Inc., Class A	920	386,897
		659,188
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	15,370	315,546
Computer Data Security — 0.4%
Fortinet, Inc.†	9,600	265,440
Computer Services — 0.5%
International Business Machines Corp.	500	104,325
LivePerson, Inc.†	17,391	291,647
		395,972
Computers — 5.4%
Apple, Inc.†	6,609	3,961,897
Dell, Inc.†	2,864	47,543
Hewlett-Packard Co.	1,145	27,285
		4,036,725
Computers-Memory Devices — 1.4%
EMC Corp.†	34,034	1,016,936
Consumer Products-Misc. — 0.4%
Jarden Corp.	7,930	319,024
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,096	107,167
Procter & Gamble Co.	2,174	146,114
		253,281
Cruise Lines — 0.1%
Carnival Corp.	1,281	41,094

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Diversified Banking Institutions — 0.7%
Bank of America Corp.	3,488	$33,380
Citigroup, Inc.	1,844	67,398
Goldman Sachs Group, Inc.	1,775	220,757
JPMorgan Chase & Co.	2,429	111,685
Lloyds Banking Group PLC†	14,131	7,596
Morgan Stanley	2,082	40,891
		481,707
Diversified Manufacturing Operations — 0.7%
Crane Co.	6,400	310,400
Dover Corp.	1,127	70,933
Eaton Corp.	839	41,807
General Electric Co.	3,564	71,530
		494,670
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	1,743	352,975
eBay, Inc.†	66,765	2,462,961
MercadoLibre, Inc.	2,268	221,788
		3,037,724
E-Commerce/Services — 0.5%
IAC/InterActiveCorp.	7,500	368,175
E-Marketing/Info — 0.2%
ExactTarget, Inc.†	6,600	171,600
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,049	106,917
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,383	70,823
NextEra Energy, Inc.	686	41,901
PG&E Corp.	921	39,981
Progress Energy, Inc.	886	47,055
		199,760
Electronic Components-Misc. — 1.1%
TE Connectivity, Ltd.	15,880	583,590
Zagg, Inc.†	21,966	233,499
		817,089
Electronic Components-Semiconductors — 1.2%
Broadcom Corp., Class A†	1,589	62,448
Intel Corp.	2,851	80,142
Micron Technology, Inc.†	4,507	36,507
ON Semiconductor Corp.†	35,000	315,350
Skyworks Solutions, Inc.†	11,700	323,505
Texas Instruments, Inc.	2,073	69,673
		887,625
Electronic Connectors — 0.5%
Amphenol Corp., Class A	5,575	333,218
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,021	69,341
Engineering/R&D Services — 0.1%
Fluor Corp.	1,245	74,750
Enterprise Software/Service — 1.6%
Ariba, Inc.†	10,702	350,062
Oracle Corp.	27,624	805,516
		1,155,578

Security Description	Shares	Value (Note 3)
Entertainment Software — 0.4%
Activision Blizzard, Inc.	327	$4,192
Take-Two Interactive Software, Inc.†	19,600	301,546
		305,738
Food-Misc. — 0.1%
Kellogg Co.	1,837	98,518
Food-Retail — 0.3%
Fresh Market, Inc.†	4,800	230,160
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	12,900	269,868
Steven Madden, Ltd.†	2,813	120,256
		390,124
Gold Mining — 0.0%
Newmont Mining Corp.	408	20,918
Home Furnishings — 0.4%
Tempur-Pedic International, Inc.†	3,400	287,062
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	712	30,416
Marriott International, Inc., Class A	1,155	43,717
Starwood Hotels & Resorts Worldwide, Inc.	626	35,313
		109,446
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,420	62,595
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	68	141
Industrial Automated/Robotic — 1.7%
FANUC Corp.	7,000	1,241,513
Instruments-Controls — 0.2%
Honeywell International, Inc.	1,973	120,452
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	1,585	100,473
Prudential PLC	44,034	526,483
		626,956
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,864	69,620
Insurance-Property/Casualty — 0.1%
Chubb Corp.	830	57,361
Internet Telephone — 0.2%
BroadSoft, Inc.†	4,700	179,775
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	2,554	285,563
Franklin Resources, Inc.	185	22,946
T. Rowe Price Group, Inc.	1,751	114,340
		422,849
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	519	55,284
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	4,100	300,653
Medical Instruments — 0.4%
St. Jude Medical, Inc.	1,200	53,172
Volcano Corp.†	9,355	265,214
		318,386

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Products — 0.7%
Baxter International, Inc.	1,927	$115,196
Sirona Dental Systems, Inc.†	7,100	365,934
		481,130
Medical-Biomedical/Gene — 4.0%
Celgene Corp.†	28,863	2,237,460
Cubist Pharmaceuticals, Inc.†	6,100	263,825
Gilead Sciences, Inc.†	751	36,686
Human Genome Sciences, Inc.†	2,044	16,843
Vertex Pharmaceuticals, Inc.†	9,392	385,166
		2,939,980
Medical-Drugs — 0.9%
Abbott Laboratories	1,450	88,871
Johnson & Johnson	2,494	164,504
Merck & Co., Inc.	2,257	86,669
Pfizer, Inc.	6,558	148,604
Viropharma, Inc.†	6,400	192,448
		681,096
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	2,113	124,540
WellPoint, Inc.	299	22,066
		146,606
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	5,400	226,314
Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	5,168	893,547
Rexnord Corp.†	5,700	120,270
		1,013,817
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,101	79,922
Metal-Diversified — 1.4%
Ivanhoe Mines, Ltd.†	67,349	1,060,073
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	800	55,408
Multimedia — 2.0%
News Corp., Class A	68,690	1,352,506
Time Warner, Inc.	2,068	78,067
Walt Disney Co.	1,837	80,424
		1,510,997
Networking Products — 0.3%
Cisco Systems, Inc.	2,974	62,900
NETGEAR, Inc.†	3,928	150,050
		212,950
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	1,241	97,220
Apache Corp.	664	66,692
Cabot Oil & Gas Corp.	830	25,871
Continental Resources, Inc.†	594	50,977
Devon Energy Corp.	571	40,610
EOG Resources, Inc.	379	42,107
EQT Corp.	415	20,007

Security Description	Shares	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Gulfport Energy Corp.†	6,900	$200,928
Noble Energy, Inc.	311	30,410
Occidental Petroleum Corp.	1,184	112,752
Range Resources Corp.	598	34,768
Southwestern Energy Co.†	1,194	36,536
Triangle Petroleum Corp.†	36,278	250,318
		1,009,196
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,279	137,160
Exxon Mobil Corp.	2,028	175,888
Hess Corp.	1,831	107,938
Marathon Petroleum Corp.	900	39,024
Suncor Energy, Inc.	2,041	66,741
		526,751
Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	2,000	130,040
National Oilwell Varco, Inc.	723	57,457
		187,497
Oil-Field Services — 0.8%
Schlumberger, Ltd.	5,118	357,902
Superior Energy Services, Inc.†	8,300	218,788
Weatherford International, Ltd.†	2,024	30,542
		607,232
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	14,402	275,654
Pharmacy Services — 3.6%
Express Scripts Holding Co.†	17,528	949,667
Medco Health Solutions, Inc.†	23,186	1,629,976
SXC Health Solutions Corp.†	1,000	74,960
		2,654,603
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	2,620	43,020
Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	3,730	56,099
United Rentals, Inc.†	7,300	313,097
		369,196
Retail-Apparel/Shoe — 2.3%
ANN, Inc.†	8,400	240,576
Finish Line, Inc., Class A	6,405	135,914
Limited Brands, Inc.	27,320	1,311,360
PVH Corp.	311	27,782
		1,715,632
Retail-Building Products — 0.2%
Home Depot, Inc.	2,276	114,506
Retail-Discount — 0.1%
Target Corp.	684	39,856
Wal-Mart Stores, Inc.	339	20,747
		60,603
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,984	88,883
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A	12,231	766,893

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Regional Department Stores — 0.1%
Macy's, Inc.	956	$37,982
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.	2,575	123,806
Retail-Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	9,300	324,477
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	2,645	179,913
Software Tools — 0.1%
VMware, Inc., Class A†	863	96,975
Steel-Producers — 0.6%
Carpenter Technology Corp.	7,000	365,610
Reliance Steel & Aluminum Co.	820	46,314
United States Steel Corp.	1,800	52,866
		464,790
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,016	28,385
Telephone-Integrated — 0.3%
AT&T, Inc.	2,067	64,552
CenturyLink, Inc.	2,050	79,233
Verizon Communications, Inc.	2,102	80,359
		224,144
Therapeutics — 0.6%
BioMarin Pharmaceutical, Inc.†	7,800	267,150
Questcor Pharmaceuticals, Inc.†	5,000	188,100
		455,250
Tobacco — 0.1%
Altria Group, Inc.	2,106	65,012
Transactional Software — 0.3%
VeriFone Systems, Inc.†	4,608	239,017
Transport-Rail — 0.2%
Union Pacific Corp.	1,578	169,603
Transport-Services — 2.2%
C.H. Robinson Worldwide, Inc.	8,405	550,444
United Parcel Service, Inc., Class B	13,470	1,087,298
		1,637,742
Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	8,060	664,789
Web Portals/ISP — 0.3%
Google, Inc., Class A†	393	252,007
Wireless Equipment — 1.9%
Aruba Networks, Inc.†	11,308	251,942
Crown Castle International Corp.†	15,155	808,368
SBA Communications Corp., Class A†	6,500	330,265
		1,390,575
Total Common Stock (cost $40,502,739)		53,224,765
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
UBS Preferred Funding Trust IV FRS Series D 0.94%	14	223

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	21	$16,590
Wachovia Capital Trust IX 6.38%	650	16,406
		32,996
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	18	14,996
Goldman Sachs Group, Inc. 6.13%	1,000	25,300
Goldman Sachs Group, Inc. 6.50%	321	8,227
HSBC Holdings PLC Series 2 8.00%	360	9,832
		58,355
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(2)	536	13,818
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.52%	30	2,974
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	720	18,396
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	300	417
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	1,600	35,856
Telecom Services — 0.0%
Qwest Corp. 7.00%	225	5,715
Total Preferred Stock (cost $171,351)		168,750
ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Ally Auto Receivables Trust Series 2010-5, Class B 2.45% due 06/15/16*	$50,000	51,521
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	30,000	31,013
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	75,627	77,809
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	21,034
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	21,177

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	$100,000	$103,074
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/36(6)	84,831	57,745
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(7)	50,000	56,211
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(7)	40,000	45,570
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	14,523	15,476
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(6)	58,578	39,684
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/46(7)	50,000	56,407
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.41% due 01/25/37(6)	56,627	32,047
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	35,210	30,771
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	5,766	5,748
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/42*	20,000	20,483
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.61% due 05/25/35(6)	79,262	60,413
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(7)	105,000	114,574
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(7)	150,000	161,833
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(7)	45,000	43,763
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(7)	30,000	33,243
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.69% due 01/25/36(6)	41,247	32,655
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/37(6)	16,831	11,360

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(6)	$24,066	$18,479
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(6)	51,539	48,173
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.78% due 05/25/35(6)	36,351	27,266
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(7)	25,000	29,197
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.35% due 03/25/37	14,893	8,012
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(6)	32,444	32,110
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.38% due 08/25/36	80,641	42,044
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.38% due 11/25/36	80,000	31,200
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(7)	50,000	54,901
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(7)	50,000	56,655
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	35,484	30,527
MortgageIT Trust FRS Series 2005-4, Class A1 0.52% due 10/25/35(6)	92,470	67,773
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.34% due 02/25/37	17,413	8,992
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	30,000	29,693
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,550
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.31% due 04/25/37	85,375	31,210
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.37% due 05/25/37	48,688	25,055
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.64% due 02/20/47(6)	67,901	52,700
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	5,000	5,009

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	$87,830	$77,289
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/35(6)	67,975	64,055
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(6)	38,076	28,302
Total Asset Backed Securities (cost $1,882,682)		1,917,803
U.S. CORPORATE BONDS & NOTES — 7.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	3,000	2,938
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	66,490
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,450
		80,878
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	3,000	2,801
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	10,000	11,050
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,749
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	6,000	7,193
Raytheon Co. Senior Notes 4.70% due 12/15/41	5,000	5,168
		33,160
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,950
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	5,000	6,023
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,904	1,904

Security Description	Principal Amount(13)	Value (Note 3)
Airlines (continued)
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	$14,648	$12,597
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	7,868	8,232
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,272	19,580
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	23,171	25,952
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,130
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	4,839	4,911
		75,306
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	30,000	36,675
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	19,000	20,710
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,375
Banks-Commercial — 0.2%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	13,000	13,729
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	7,000	6,521
CIT Group, Inc. Company Guar. Notes 7.00% due 05/04/15*	20,000	20,024
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	100,000	100,686
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,475
Regions Bank Sub. Notes 7.50% due 05/15/18	5,000	5,662
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	6,000	6,678

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 03/27/17	$7,000	$6,956
Zions Bancorporation Senior Notes 7.75% due 09/23/14	8,000	8,760
		173,491
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	7,000	7,008
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	21,000	15,435
		22,443
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	10,000	7,635
Comerica Bank Sub. Notes 5.20% due 08/22/17	7,000	7,708
		15,343
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	10,000	9,725
Banks-Super Regional — 0.3%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	5,000	5,034
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	5,000	4,951
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	9,000	9,014
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	16,487
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	6,000	6,770
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,530
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 05/25/12*(1)	11,000	8,451
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	35,000	36,165
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	980

Security Description	Principal Amount(13)	Value (Note 3)
Banks-Super Regional (continued)
Wachovia Corp. Senior Notes 5.75% due 02/01/18	$42,000	$48,831
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	45,000	44,816
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	25,000	25,561
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	5,000	5,444
		218,034
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	15,000	16,987
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	15,000	22,754
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	15,000	15,150
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	3,217
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	32,637
		51,004
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	5,000	5,306
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	15,000	15,856
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,708
		20,564
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,319
Cable/Satellite TV — 0.5%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	55,000	58,973
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	15,000	15,525

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	$20,000	$20,750
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	5,000	5,462
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,350
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	10,000	14,080
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	30,000	33,450
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	5,000	5,587
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17*	9,000	8,920
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	25,000	26,256
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22*	50,000	49,314
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42*	4,000	3,897
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	10,000	10,997
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	6,000	6,465
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	5,000	6,171
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	5,000	5,835
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	25,000	26,937
		331,969
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(8)	5,580	6,180
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	5,000	5,156

Security Description	Principal Amount(13)	Value (Note 3)
Casino Hotels (continued)
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	$5,000	$5,450
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(2)	5,000	3,437
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,494
		25,717
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	59,484
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	20,000	21,100
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	10,000	9,650
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	5,000	5,488
		95,722
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	50,000	52,319
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	12,000	12,399
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	11,000	13,294
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,312
		32,005
Coal — 0.1%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	5,000	5,225
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	9,000	6,862
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	25,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	10,000	10,975
		48,062

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	$6,000	$6,491
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,250
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	12,740
		24,481
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	12,000	11,993
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	15,000	16,425
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,450
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	5,000	5,381
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	5,000	5,375
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	20,000	22,500
		55,131
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	5,000	5,250
Diversified Banking Institutions — 1.0%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 05/10/12(1)	27,000	19,252
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.29% due 06/01/56	5,000	3,506
Bank of America Corp. Senior Notes 3.88% due 03/22/17	15,000	15,083
Bank of America Corp. Senior Notes 5.70% due 01/24/22	5,000	5,293
Bank of America Corp. Senior Notes 5.75% due 12/01/17	5,000	5,362

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.88% due 01/05/21	$15,000	$15,868
Bank of America Corp. Senior Notes 6.00% due 09/01/17	75,000	81,687
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	21,711
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	25,000	26,188
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	6,000	6,221
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	9,000	8,650
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	5,000	5,290
Citigroup, Inc. Notes 8.50% due 05/22/19	70,000	86,301
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	30,000	30,529
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	25,000	26,259
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	50,016
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	14,000	15,101
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	14,000	13,871
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	10,000	10,026
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	10,000	10,239
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	10,000	10,217
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	48,221
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,554
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(1)	5,000	5,478
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	50,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	$3,000	$2,225
Morgan Stanley Senior Notes 5.55% due 04/27/17	8,000	8,186
Morgan Stanley Senior Notes 5.75% due 01/25/21	100,000	98,178
NationsBank Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,097
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	15,000	15,300
		708,909
Diversified Financial Services — 0.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	10,000	11,319
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	35,000	37,906
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	28,977
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	18,000	19,786
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	14,000	16,727
		114,715
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	4,000	4,026
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,939
Harsco Corp. Senior Notes 2.70% due 10/15/15	13,000	13,309
Textron, Inc. Senior Notes 4.63% due 09/21/16	13,000	13,725
		37,999
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,450
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	6,000	6,742

Security Description	Principal Amount(13)	Value (Note 3)
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	$10,000	$11,263
AES Corp. Senior Notes 8.00% due 06/01/20	25,000	28,687
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	4,000	4,349
		44,299
Electric-Integrated — 0.3%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	4,000	3,920
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	15,000	16,643
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	5,479
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	8,000	8,003
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	29,880
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,348
DPL, Inc. Senior Notes 7.25% due 10/15/21*	10,000	11,100
Edison International Senior Notes 3.75% due 09/15/17	21,000	22,032
Entergy Corp. Senior Notes 3.63% due 09/15/15	24,000	24,404
Entergy Corp. Senior Notes 4.70% due 01/15/17	7,000	7,291
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	6,000	6,106
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,395
Georgia Power Co. Senior Notes 3.00% due 04/15/16	3,000	3,173
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(2)	8,000	8,536
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	4,000	4,122
Mirant Mid Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	4,471	4,560

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	$5,000	$6,078
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	15,000	19,061
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	4,000	3,994
SCANA Corp. Senior Notes 4.13% due 02/01/22	3,000	3,001
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	2,000	1,914
		208,040
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	5,000	5,250
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	7,000	8,635
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	12,000	12,391
Engineering/R&D Services — 0.0%
URS Corp. Senior Notes 3.85% due 04/01/17*	8,000	7,974
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	10,000	10,359
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	14,000	15,100
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	5,000	5,340
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	12,000	12,330
		43,129
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,445
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	17,075

Security Description	Principal Amount(13)	Value (Note 3)
Finance-Consumer Loans (continued)
SLM Corp. Notes 6.00% due 01/25/17	$5,000	$5,150
SLM Corp. Senior Notes 6.25% due 01/25/16	25,000	26,000
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,575
		53,800
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	3,000	3,019
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	10,000	11,041
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	65,963
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(1)(9)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)	7,000	2,047
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)	10,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	9,476
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	3,000	3,274
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	6,000	5,878
		97,682
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	8,000	8,264
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	4,000	4,192
		12,456
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	4,000	4,005
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,950
		8,955

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	$25,000	$18,000
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	10,000	11,700
Food-Misc. — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	43,000	45,624
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	5,000	6,269
		51,893
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,038
Gas-Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	4,000	4,016
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	29,413
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,131
		40,560
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	4,000	3,854
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,388
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	15,000	16,012
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,438
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	10,000	10,400
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	4,925
		41,375

Security Description	Principal Amount(13)	Value (Note 3)
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	$5,000	$5,215
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,058
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	9,000	9,769
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	20,355
		42,397
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	11,000	12,100
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	10,000	10,675
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	25,000	31,663
		54,438
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,270
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	70,000	64,197
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	25,000	35,477
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	15,000	15,079
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	11,000	10,908
		130,931
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	45,000	61,191
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	8,000	8,092
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	20,000	23,250
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,487
		28,737

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	$4,000	$4,064
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	3,000	3,038
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	8,836
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,763
		17,637
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	55,000	56,317
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	10,000	12,182
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	5,000	4,863
		17,045
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 4.00% due 02/15/22	35,000	35,621
Cigna Corp. Senior Notes 6.15% due 11/15/36	2,000	2,225
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	6,000	6,568
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	35,000	34,248
		78,662
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	15,000	15,750
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	31,000	34,449
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	10,000	10,325
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	20,000	22,400
		82,924

Security Description	Principal Amount(13)	Value (Note 3)
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	$5,000	$4,975
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	71,021
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	5,000	6,165
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	35,000	38,816
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	7,000	7,683
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	30,000	39,905
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	7,000	9,351
Viacom, Inc. Senior Notes 6.88% due 04/30/36	35,000	43,993
		216,934
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,450
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	9,000	9,664
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	2,000	2,385
		12,049
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	30,000	31,864
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	16,938
		48,802
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	10,000	12,837
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	5,038

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/40	$15,000	$16,997
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	25,000	28,940
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	5,262
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	5,088
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	5,000	5,163
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,125
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,850
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	15,787
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	5,000	5,547
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	5,000	5,716
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,525
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	5,000	5,250
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	5,000	5,425
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,263
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	8,000	7,930
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	14,000	15,892
		159,098
Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	7,000	7,115

Security Description	Principal Amount(13)	Value (Note 3)
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	$5,000	$4,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,250
		10,050
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	10,000	10,600
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	11,000	12,279
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	11,000	12,132
International Paper Co. Senior Notes 6.00% due 11/15/41	4,000	4,342
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,150
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	15,000	17,467
		64,970
Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	56,000	56,690
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	13,000	13,357
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	8,000	8,562
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	5,000	5,578
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	10,000	10,413
		94,600
Pipelines — 0.2%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,238
El Paso Corp. Senior Notes 7.00% due 06/15/17	20,000	22,271
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	8,000	8,940
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	18,000	19,980

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	$4,000	$4,215
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,100
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	10,000	10,612
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,312
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	30,000	28,950
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/22	7,000	6,872
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.15% due 06/01/42	4,000	3,908
		121,398
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	15,000	15,413
Real Estate Investment Trusts — 0.5%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,165
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,098
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	11,000	11,653
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,000
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,803
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	17,542
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	10,000	11,000
HCP, Inc. Senior Notes 3.75% due 02/01/16	25,000	25,780
HCP, Inc. Senior Notes 6.00% due 01/30/17	35,000	38,896

Security Description	Principal Amount(13)	Value (Note 3)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	$41,000	$42,886
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	10,000	10,600
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	10,175
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	10,000	10,300
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	3,000	3,117
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	35,000	37,650
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,300
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	52,260
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	43,000	43,385
		373,610
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	40,000	43,984
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	4,971
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,368
		36,339
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	10,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,182
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	10,000	11,408
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	5,000	5,325
		31,915

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	$15,000	$16,687
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	5,000	5,513
		22,200
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	50,000	51,851
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	6,000	6,090
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,425
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	4,000	4,549
		9,974
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	14,000	14,839
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	7,000	8,362
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	31,747	36,533
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	4,864	5,160
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	8,967	9,577
		74,471
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	15,000	16,462
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	5,156
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	5,000	5,075
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	10,000	9,025
		14,100

Security Description	Principal Amount(13)	Value (Note 3)
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	$10,000	$11,476
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	5,831
		17,307
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,350
McDonald's Corp. Senior Notes 3.70% due 02/15/42	8,000	7,396
		12,746
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	5,219
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	5,000	5,225
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	12,000	12,845
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	5,000	5,068
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	12,000	11,812
		16,880
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	3,763
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	10,000	10,713
Special Purpose Entities — 0.0%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	8,000	8,116
FUEL Trust Sec. Notes 4.21% due 04/15/16*	7,000	7,184
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	9,000	9,007
		24,307

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	$5,000	$5,125
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,188
		10,313
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,325
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	2,000	1,931
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	8,000	9,072
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,149
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	36,493
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	67,717
		124,431
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	5,000	5,195
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	15,000	14,911
AT&T, Inc. Senior Notes 3.00% due 02/15/22	8,000	7,840
AT&T, Inc. Senior Notes 5.50% due 02/01/18	20,000	23,563
AT&T, Inc. Senior Notes 6.30% due 01/15/38	24,000	28,207
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,000	4,566
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	5,000	4,672
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	5,000	5,155

Security Description	Principal Amount(13)	Value (Note 3)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	$25,000	$24,413
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,459
CenturyLink, Inc. Senior Notes 7.65% due 03/15/42	10,000	9,396
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,850
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,575
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,750
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	5,338
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	10,000	10,675
SBC Communications Senior Notes 6.45% due 06/15/34	5,000	5,895
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	3,000	3,634
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	5,000	5,225
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	25,000	27,563
		216,687
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	4,000	3,861
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	62,740
		66,601
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,447
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	61,147
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	16,000	19,866
		94,460

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	$11,000	$10,399
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	9,000	10,063
		20,462
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	3,000	3,017
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	5,000	5,500
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	645	685
Total U.S. Corporate Bonds & Notes (cost $5,526,047)		5,795,461
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Agricultural Chemicals — 0.0%
Syngenta Finance NV Company Guar. Notes 4.38% due 03/28/42	4,000	4,021
Banks-Commercial — 0.1%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	7,000	7,177
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(1)	11,000	10,175
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	9,000	9,254
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(1)	4,000	3,740
Groupe BPCE SA FRS Jr. Sub Notes 2.51% due 06/30/12(1)	15,000	7,294
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(1)	4,000	4,216
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	7,000	7,047
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(1)	20,000	10,800
		59,703
Banks-Money Center — 0.1%
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/22*	5,000	4,873

Security Description	Principal Amount(13)	Value (Note 3)
Banks-Money Center (continued)
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	$10,000	$10,075
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	20,000	20,737
		35,685
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	15,000	13,222
Brewery — 0.0%
Heineken NV Senior Notes 3.40% due 04/01/22*	12,000	11,912
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	10,000	10,750
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	15,000	16,538
		27,288
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(3)(4)	10,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	6,000	5,947
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	20,000	21,621
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	10,000	8,711
		36,279
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	5,000	4,863
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	5,000	5,462
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	11,150
		21,475
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	10,000	9,950
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	6,000	7,422

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/22	$15,000	$15,067
Xstrata Canada Financial, Ltd. Company Guar. Notes 4.95% due 11/15/21*	8,000	8,381
		40,820
Diversified Operations — 0.0%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	7,000	7,085
Electronic Components-Misc. — 0.0%
Koninklijke Philips Electronics NV Senior Notes 3.75% due 03/15/22	3,000	3,018
Koninklijke Philips Electronics NV Senior Notes 5.00% due 03/15/42	2,000	1,996
		5,014
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(1)	12,000	6,120
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(1)	6,000	5,490
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,953
		21,563
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	10,000	11,054
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	20,000	21,385
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	14,000	15,752
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	9,000	10,065
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	4,000	4,541
		51,743
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	10,000	12,353

Security Description	Principal Amount(13)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	$5,000	$5,300
Nexen, Inc. Senior Notes 6.40% due 05/15/37	10,000	10,995
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,367
		36,015
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	14,000	14,360
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	10,000	10,570
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	10,985
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	8,000	10,607
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	15,000	17,396
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	25,000	30,845
		94,763
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	6,000	5,991
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	6,000	5,958
		11,949
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	7,000	7,235
Steel-Producers — 0.0%
Arcelormittal Senior Notes 3.75% due 08/05/15	25,000	25,395
ArcelorMittal Senior Notes 4.50% due 02/25/17	10,000	10,029
		35,424
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	20,000	27,489

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16		$25,000	$24,884
			52,373
Television — 0.1%
Videotron, Ltee Senior Notes 5.00% due 07/15/22*		6,000	5,940
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18		40,000	44,200
			50,140
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		5,000	5,213
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		11,000	11,352
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		8,000	8,239
			19,591
Total Foreign Corporate Bonds & Notes (cost $645,058)			659,567
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	350,000	197,560
Government of Canada Senior Notes 0.88% due 02/14/17		7,000	6,915
Republic of Romania Senior Notes 6.75% due 02/07/22*		10,000	10,450
Republic of Turkey Senior Bonds 11.88% due 01/15/30		20,000	33,775
Russian Federation Senior Notes 7.50% due 03/31/30(2)		24,150	28,890
United Mexican States Senior Notes 3.63% due 03/15/22		10,000	10,225
United Mexican States Senior Notes 6.05% due 01/11/40		9,000	10,845
United Mexican States Senior Notes 6.75% due 09/27/34		15,000	19,275
Total Foreign Government Agencies (cost $308,346)			317,935

Security Description	Principal Amount(13)	Value (Note 3)
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	$25,000	$29,210
California State General Obligation Bonds 6.51% due 04/01/39	5,000	5,372
California State General Obligation Bonds 7.55% due 04/01/39	35,000	45,412
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000	42,424
Ohio State University Revenue Bonds 4.80% due 06/01/2111	10,000	10,265
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	11,000	11,730
State of Illinois General Obligation Bonds 5.67% due 03/01/18	40,000	43,630
State of Illinois General Obligation Bonds 5.88% due 03/01/19	20,000	21,997
Total Municipal Bonds & Notes (cost $183,734)		210,040
U.S. GOVERNMENT AGENCIES — 10.3%
Federal Home Loan Mtg. Corp. — 1.9%
4.00% due 09/01/40	16,854	17,647
4.00% due April TBA	700,000	731,828
4.50% due 01/01/39	8,425	8,940
5.00% due 03/01/19	3,337	3,605
5.00% due 07/01/21	103,760	112,091
5.00% due 07/01/35	7,663	8,265
5.00% due 01/01/37	6,612	7,132
5.00% due 07/01/40	228,947	246,630
5.50% due 07/01/34	14,668	16,054
5.50% due 09/01/37	23,059	25,098
5.50% due 01/01/38	23,605	25,729
5.50% due 07/01/38	12,564	13,676
6.00% due 08/01/36	26,593	29,503
6.00% due 04/01/40	83,566	92,266
6.50% due 05/01/16	176	178
6.50% due 05/01/29	2,352	2,689
6.50% due 03/01/36	12,210	13,700
6.50% due 05/01/36	324	363
6.50% due 11/01/37	17,811	19,984
7.00% due 04/01/32	3,398	3,940
7.50% due 08/01/23	525	607
7.50% due 04/01/28	2,048	2,423
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	1,537	1,540
Series 1577, Class PK 6.50% due 09/15/23(6)	10,632	11,858

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 1226, Class Z 7.75% due 03/15/22(6)	$885	$970
		1,396,716
Federal National Mtg. Assoc. — 5.9%
3.50% due 12/01/41	57,618	59,230
4.00% due 09/01/40	22,504	23,610
4.00% due 12/01/40	94,974	100,176
4.00% due April TBA	600,000	629,062
4.50% due 11/01/22	42,154	45,275
4.50% due 01/01/39	15,663	16,664
4.50% due 06/01/39	293,953	316,695
4.56% due 01/01/15	182,852	194,215
4.85% due 11/01/15	202,995	222,372
5.00% due 06/01/19	1,892	2,054
5.00% due 05/01/35	3,918	4,236
5.00% due 07/01/37	24,176	26,135
5.00% due 07/01/40	37,659	40,699
5.00% due 08/01/40	25,988	28,085
5.50% due 03/01/18	4,320	4,721
5.50% due 06/01/19	8,844	9,666
5.50% due 11/01/20	8,799	9,611
5.50% due 04/01/21	144,569	157,645
5.50% due 11/01/22	10,818	11,791
5.50% due 06/01/34	9,807	10,760
5.50% due 06/01/35	392,761	432,483
5.50% due 06/01/36	192,579	211,635
5.50% due 08/01/36	26,752	29,215
5.50% due 11/01/36	4,725	5,160
5.50% due 03/01/37	5,702	6,218
5.50% due 07/01/38	24,148	26,334
5.50% due April TBA	700,000	762,672
6.00% due 06/01/17	7,029	7,612
6.00% due 12/01/33	23,783	26,569
6.00% due 05/01/34	1,659	1,845
6.00% due 06/01/35	1,757	1,945
6.00% due April TBA	300,000	330,516
6.50% due 08/01/17	16,068	17,764
6.50% due 09/01/32	30,688	34,953
6.50% due 04/01/34	12,901	14,625
6.50% due 10/01/37	1,638	1,840
6.50% due April TBA	500,000	560,000
7.00% due 06/01/37	37,226	42,670
		4,426,758
Government National Mtg. Assoc. — 2.5%
3.50% due April TBA	200,000	208,406
4.00% due 09/15/41	600,001	645,418
4.00% due April TBA	200,000	214,625
4.50% due April TBA	600,000	652,781
6.00% due 11/15/31	83,953	95,543
7.00% due 05/15/33	16,534	19,415
7.50% due 01/15/32	5,436	6,399
8.50% due 11/15/17	626	708
9.00% due 11/15/21	321	379

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/35(6)	$346	$398
Series 2005-74, Class HC 7.50% due 09/16/35(6)	4,275	4,936
		1,849,008
Total U.S. Government Agencies (cost $7,477,708)		7,672,482
U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 1.1%
0.75% due 02/15/42 TIPS(10)	2,006	1,912
2.13% due 02/15/40 TIPS(10)	6,291	8,273
2.13% due 02/15/41 TIPS(10)	9,728	12,828
3.13% due 11/15/41	122,000	117,025
4.38% due 02/15/38(11)	300,000	360,234
4.38% due 11/15/39	145,000	174,226
4.50% due 02/15/36	70,000	85,444
4.75% due 02/15/41	50,000	63,727
5.25% due 11/15/28	2,000	2,613
		826,282
United States Treasury Notes — 3.7%
0.88% due 02/28/17	100,000	99,297
1.00% due 10/31/16	75,000	75,187
1.38% due 02/28/19	225,000	221,801
1.75% due 04/15/13	675,000	685,547
1.75% due 03/31/14	650,000	668,027
2.00% due 02/15/22	100,000	98,078
2.13% due 08/15/21	27,000	26,981
2.50% due 04/30/15	450,000	476,578
2.63% due 08/15/20	50,000	52,715
3.63% due 02/15/20	275,000	311,953
		2,716,164
Total U.S. Government Treasuries (cost $3,426,889)		3,542,446
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(3)(4)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $687.00)	1	150
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $500.00)	1	250
		400
Total Warrants (cost $16)		400
Total Long-Term Investment Securities (cost $60,124,570)		73,509,649

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12 (cost $799,998)	$800,000	$799,998
REPURCHASE AGREEMENTS — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $190,000 and collateralized by $200,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.15%, due 02/22/17 and having an approximate value of $198,743	190,000	190,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $172,000 and collateralized by $175,000 of United States Treasury Notes, bearing interest at 0.75%, due 08/15/13 and having an approximate value of $176,287	172,000	172,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	580,000	580,000
BNP Paribas SA Joint Repurchase Agreement(12)	740,000	740,000
Deutsche Bank AG Joint Repurchase Agreement(12)	130,000	130,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	740,000	740,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	845,000	845,000
UBS Securities LLC Joint Repurchase Agreement(12)	655,000	655,000
Total Repurchase Agreements (cost $4,052,000)		4,052,000
TOTAL INVESTMENTS (cost $64,976,568)(14)	105.5%	78,361,647
Liabilities in excess of other assets	(5.5)	(4,110,811)
NET ASSETS	100.0%	$74,250,836

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $1,119,665 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $401 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/10	1	$—	$150	$150	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	3/1/11	1	—	250	250	0.00
				$400		0.00%

(6)  Collateralized Mortgage Obligation

(7)  Commercial Mortgage Backed Security

(8)  Income may be received in cash or additional bonds at the discretion of the issuer.

(9)  Bond in default

(10)  Principal amount of security is adjusted for inflation.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  See Note 3 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts		Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
3	Short	U.S. Treasury 2YR Notes	June 2012	$660,187	$660,422	$(235)
1	Long	U.S. Treasury 5YR Notes	June 2012	122,141	122,539	398
3	Long	U.S. Treasury 10YR Notes	June 2012	385,079	388,453	3,374
1	Long	U.S. Long Bonds	June 2012	137,781	137,750	(31)
						$3,506

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	MXN	340,000	USD	26,303	06/20/12	$—	$(79)
Royal Bank of Canada	BRL	335,000	USD	194,519	04/03/12	11,003	—
	BRL	335,000	USD	182,830	05/03/12	567	—
	USD	184,015	BRL	335,000	04/03/12	—	(499)
	USD	26,617	MXN	340,000	06/20/12	—	(235)
						11,570	(734)
Net Unrealized Appreciation (Depreciation)						$11,570	$(813)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$4,036,725	$—	$—	$4,036,725
Other Industries*	49,188,040	—	—	49,188,040
Preferred Stocks	153,754	14,996	—	168,750
Asset Backed Securities	—	1,917,803	—	1,917,803
U.S. Corporate Bonds & Notes	—	5,717,724	77,737	5,795,461
Foreign Corporate Bonds & Notes	—	659,567	0	659,567
Foreign Government Agencies	—	317,935	—	317,935
Municipal Bonds & Notes	—	210,040	—	210,040
U.S. Government Agencies	—	7,672,482	—	7,672,482
U.S. Government Treasuries	—	3,542,446	—	3,542,446
Warrants	—	—	400	400
Short-Term Investment Securities:
Commercial Paper	—	799,998	—	799,998
Repurchase Agreements	—	4,052,000	—	4,052,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	3,772	—	—	3,772
Open Forward Foreign Currency Contracts - Appreciation	—	11,570	—	11,570
Total	$53,382,291	$24,916,561	$78,137	$78,376,989
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$266	$—	$—	$266
Open Forward Foreign Currency Contracts - Depreciation	—	813	—	813
Total	$266	$813	$—	$1,079

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$138,999	$0	$310
Accrued discounts	—	260	—	—
Accrued premiums	—	—	—	—
Realized gain	—	6,084	—	—
Realized loss	—	(356)	—	—
Change in unrealized appreciation(1)	—	1,333	—	90
Change in unrealized depreciation(1)	(1,050)	(6,286)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(67,208)	—	—
Transfers into Level 3(2)	—	4,911	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 3/31/2012	$—	$77,737	$0	$400

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(1,117)	$—	$90

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	9.2%
Repurchase Agreements	8.7
Diversified Financial Services	5.2
Government National Mtg. Assoc.	5.0
United States Treasury Notes	4.6
Computers	3.9
Medical-Biomedical/Gene	3.0
E-Commerce/Products	2.9
Pharmacy Services	2.8
Federal Home Loan Mtg. Corp.	2.6
Diversified Banking Institutions	2.5
United States Treasury Bonds	2.2
Multimedia	1.8
Retail-Apparel/Shoe	1.8
Transport-Services	1.5
Oil Companies-Exploration & Production	1.5
Banks-Commercial	1.5
Wireless Equipment	1.5
Enterprise Software/Service	1.2
Industrial Automated/Robotic	1.2
Banks-Super Regional	1.1
Electronic Components-Semiconductors	1.1
Computers-Memory Devices	1.1
Applications Software	1.1
Metal-Diversified	1.0
Metal Processors & Fabrication	1.0
Real Estate Investment Trusts	0.9
Medical-Drugs	0.9
Auto-Cars/Light Trucks	0.9
Telephone-Integrated	0.9
Electronic Components-Misc.	0.8
Oil Companies-Integrated	0.8
Auto/Truck Parts & Equipment-Original	0.8
Commercial Paper	0.8
Casino Hotels	0.8
Cable/Satellite TV	0.8
Electric-Integrated	0.8
Insurance-Life/Health	0.8
Chemicals-Diversified	0.8
Diversified Manufacturing Operations	0.8
Retail-Jewelry	0.7
Commercial Services-Finance	0.7
Sovereign	0.7
Oil-Field Services	0.7
Steel-Producers	0.7
Vitamins & Nutrition Products	0.6
Medical Products	0.6
Rental Auto/Equipment	0.6
Therapeutics	0.5
Building & Construction-Misc.	0.5
Computer Services	0.5
Brewery	0.5
Investment Management/Advisor Services	0.5
Advanced Materials	0.5
Municipal Bonds	0.5
Auto-Truck Trailers	0.5
Footwear & Related Apparel	0.5
Medical-Hospitals	0.5
Beverages-Wine/Spirits	0.5
E-Commerce/Services	0.4
Aerospace/Defense-Equipment	0.4%
Aerospace/Defense	0.4
Commercial Services	0.4
Athletic Footwear	0.4
Retail-Vitamins & Nutrition Supplements	0.4
Consumer Products-Misc.	0.4
Web Portals/ISP	0.4
Computer Aided Design	0.4
Medical Instruments	0.4
Entertainment Software	0.4
Machinery-General Industrial	0.4
Medical-HMO	0.4
Telecom Services	0.4
Home Furnishings	0.4
Special Purpose Entities	0.4
Insurance-Multi-line	0.4
Patient Monitoring Equipment	0.3
Tobacco	0.3
Cosmetics & Toiletries	0.3
Computer Data Security	0.3
Electronic Connectors	0.3
Apparel Manufacturers	0.3
Transactional Software	0.3
Agricultural Chemicals	0.3
Food-Retail	0.3
Television	0.3
Advertising Agencies	0.3
Networking Products	0.3
Food-Misc.	0.3
Pipelines	0.3
Insurance-Property/Casualty	0.3
Retail-Drug Store	0.3
Beverages-Non-alcoholic	0.2
Transport-Rail	0.2
Insurance-Mutual	0.2
Semiconductor Components-Integrated Circuits	0.2
Oil Field Machinery & Equipment	0.2
Internet Telephone	0.2
E-Marketing/Info	0.2
Finance-Investment Banker/Broker	0.2
Cellular Telecom	0.2
Retail-Sporting Goods	0.2
Airlines	0.2
Electric-Generation	0.2
Retail-Building Products	0.1
Finance-Consumer Loans	0.1
Broadcast Services/Program	0.1
Electric Products-Misc.	0.1
Hotels/Motels	0.1
Auto-Heavy Duty Trucks	0.1
Office Automation & Equipment	0.1
Containers-Metal/Glass	0.1
Software Tools	0.1
Real Estate Management/Services	0.1
Coal	0.1
Paper & Related Products	0.1
Oil & Gas Drilling	0.1
Electronic Forms	0.1
Instruments-Controls	0.1
Metal-Copper	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Engineering/R&D Services	0.1%
Retail-Discount	0.1
Human Resources	0.1
Banks-Money Center	0.1
Independent Power Producers	0.1
Real Estate Operations & Development	0.1
Retail-Auto Parts	0.1
Machinery-Farming	0.1
Gas-Distribution	0.1
Machinery-Construction & Mining	0.1
Metal-Iron	0.1
Chemicals-Specialty	0.1
Finance-Auto Loans	0.1
Building Products-Wood	0.1
Retail-Propane Distribution	0.1
110.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 56.7%
Advanced Materials — 0.5%
Hexcel Corp.†	26,793	$643,300
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	12,493	142,545
Aerospace/Defense — 0.4%
Boeing Co.	1,375	102,259
Spirit Aerosystems Holdings, Inc., Class A†	18,200	445,172
		547,431
Aerospace/Defense-Equipment — 0.4%
BE Aerospace, Inc.†	5,160	239,785
Goodrich Corp.	1,352	169,595
United Technologies Corp.	2,066	171,354
		580,734
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	317	57,900
Monsanto Co.	1,866	148,832
Mosaic Co.	2,223	122,910
Potash Corp. of Saskatchewan, Inc.	773	35,318
		364,960
Apparel Manufacturers — 0.3%
Coach, Inc.	1,000	77,280
Prada SpA†	48,100	313,108
		390,388
Applications Software — 1.1%
Microsoft Corp.	43,848	1,414,098
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,275	572,021
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	83,025	1,036,982
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,427	113,656
Auto-Truck Trailers — 0.5%
Wabash National Corp.†	61,700	638,595
Auto/Truck Parts & Equipment-Original — 0.8%
Dana Holding Corp.	41,000	635,500
Titan International, Inc.	19,803	468,341
		1,103,841
Banks-Commercial — 0.9%
East West Bancorp, Inc.	24,231	559,494
Regions Financial Corp.	9,652	63,606
Standard Chartered PLC	25,133	627,124
		1,250,224
Banks-Fiduciary — 0.0%
State Street Corp.	1,033	47,002
Banks-Super Regional — 0.6%
Capital One Financial Corp.	3,990	222,403
Fifth Third Bancorp	6,563	92,210
PNC Financial Services Group, Inc.	2,048	132,076
SunTrust Banks, Inc.	2,468	59,652

Security Description	Shares	Value (Note 3)
Banks-Super Regional (continued)
US Bancorp	3,780	$119,750
Wells Fargo & Co.	6,260	213,716
		839,807
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	2,113	156,383
PepsiCo, Inc.	2,713	180,008
		336,391
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	3,605	376,946
Brewery — 0.3%
Anheuser-Busch InBev NV	5,005	365,666
Building & Construction-Misc. — 0.5%
Dycom Industries, Inc.†	31,225	729,416
Casino Hotels — 0.8%
MGM Resorts International†	67,906	924,880
Wynn Resorts, Ltd.	992	123,881
		1,048,761
Chemicals-Diversified — 0.7%
Celanese Corp., Series A	2,471	114,111
Dow Chemical Co.	4,121	142,751
E.I. du Pont de Nemours & Co.	462	24,440
LyondellBasell Industries NV, Class A	2,492	108,776
Rockwood Holdings, Inc.†	9,700	505,855
		895,933
Commercial Services — 0.4%
Iron Mountain, Inc.	20,180	581,184
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	16,923	444,229
Mastercard, Inc., Class A	1,223	514,320
		958,549
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	25,482	523,145
Computer Data Security — 0.3%
Fortinet, Inc.†	15,400	425,810
Computer Services — 0.5%
International Business Machines Corp.	900	187,785
LivePerson, Inc.†	28,438	476,905
		664,690
Computers — 3.9%
Apple, Inc.†	8,585	5,146,450
Dell, Inc.†	4,851	80,526
Hewlett-Packard Co.	1,808	43,085
		5,270,061
Computers-Memory Devices — 1.0%
EMC Corp.†	45,390	1,356,253
Consumer Products-Misc. — 0.4%
Jarden Corp.	12,909	519,329

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,672	$163,488
Procter & Gamble Co.	3,931	264,203
		427,691
Cruise Lines — 0.0%
Carnival Corp.	1,872	60,054
Diversified Banking Institutions — 0.6%
Bank of America Corp.	6,755	64,645
Citigroup, Inc.	2,549	93,166
Goldman Sachs Group, Inc.	2,066	256,949
JPMorgan Chase & Co.	5,384	247,556
Lloyds Banking Group PLC†	28,262	15,191
Morgan Stanley	4,598	90,305
		767,812
Diversified Manufacturing Operations — 0.6%
Crane Co.	10,500	509,250
Dover Corp.	1,787	112,474
Eaton Corp.	1,282	63,882
General Electric Co.	8,428	169,150
Parker Hannifin Corp.	60	5,073
		859,829
E-Commerce/Products — 2.9%
Amazon.com, Inc.†	2,281	461,925
eBay, Inc.†	84,175	3,105,216
MercadoLibre, Inc.	3,644	356,347
		3,923,488
E-Commerce/Services — 0.4%
IAC/InterActiveCorp.	12,300	603,807
E-Marketing/Info — 0.2%
ExactTarget, Inc.†	10,800	280,800
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,469	181,012
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,752	89,720
NextEra Energy, Inc.	1,237	75,556
PG&E Corp.	1,464	63,552
Progress Energy, Inc.	1,344	71,380
		300,208
Electronic Components-Misc. — 0.8%
TE Connectivity, Ltd.	20,025	735,919
Zagg, Inc.†	35,998	382,658
		1,118,577
Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	1,961	77,067
Intel Corp.	5,439	152,890
Micron Technology, Inc.†	9,863	79,890
ON Semiconductor Corp.†	56,900	512,669
Skyworks Solutions, Inc.†	18,900	522,585
Texas Instruments, Inc.	3,273	110,006
		1,455,107
Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,030	420,183

Security Description	Shares	Value (Note 3)
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,859	$132,402
Engineering/R&D Services — 0.1%
Fluor Corp.	1,913	114,857
Enterprise Software/Service — 1.2%
Ariba, Inc.†	17,403	569,252
Oracle Corp.	35,795	1,043,782
		1,613,034
Entertainment Software — 0.4%
Activision Blizzard, Inc.	568	7,282
Take-Two Interactive Software, Inc.†	31,800	489,243
		496,525
Food-Misc. — 0.1%
Kellogg Co.	2,538	136,113
Food-Retail — 0.3%
Fresh Market, Inc.†	7,900	378,805
Footwear & Related Apparel — 0.5%
Crocs, Inc.†	21,000	439,320
Steven Madden, Ltd.†	4,581	195,838
		635,158
Gold Mining — 0.0%
Newmont Mining Corp.	752	38,555
Home Furnishings — 0.4%
Tempur-Pedic International, Inc.†	5,600	472,808
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,267	54,126
Marriott International, Inc., Class A	1,828	69,190
Starwood Hotels & Resorts Worldwide, Inc.	986	55,620
		178,936
Human Resources — 0.1%
Monster Worldwide, Inc.†	12,355	120,461
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	87	181
Industrial Automated/Robotic — 1.2%
FANUC Corp.	8,800	1,560,759
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,155	131,563
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	2,073	131,408
Prudential PLC	55,519	663,800
		795,208
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,395	89,453
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,374	94,957
Internet Telephone — 0.2%
BroadSoft, Inc.†	7,600	290,700

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	4,208	$470,496
Franklin Resources, Inc.	297	36,837
T. Rowe Price Group, Inc.	2,155	140,722
		648,055
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	951	101,301
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	6,700	491,311
Medical Instruments — 0.4%
St. Jude Medical, Inc.	2,000	88,620
Volcano Corp.†	14,937	423,464
		512,084
Medical Products — 0.6%
Baxter International, Inc.	2,730	163,199
Sirona Dental Systems, Inc.†	11,500	592,710
		755,909
Medical-Biomedical/Gene — 2.9%
Celgene Corp.†	36,536	2,832,271
Cubist Pharmaceuticals, Inc.†	10,000	432,500
Gilead Sciences, Inc.†	1,312	64,091
Human Genome Sciences, Inc.†	3,867	31,864
Vertex Pharmaceuticals, Inc.†	11,844	485,722
		3,846,448
Medical-Drugs — 0.9%
Abbott Laboratories	2,044	125,277
Johnson & Johnson	4,145	273,404
Merck & Co., Inc.	4,123	158,323
Pfizer, Inc.	12,178	275,954
Viropharma, Inc.†	10,400	312,728
		1,145,686
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	3,535	208,353
WellPoint, Inc.	507	37,417
		245,770
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	8,800	368,808
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	6,699	1,158,257
Rexnord Corp.†	9,300	196,230
		1,354,487
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,377	128,461
Metal-Diversified — 1.0%
Ivanhoe Mines, Ltd.†	86,169	1,356,300
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,400	96,964

Security Description	Shares	Value (Note 3)
Multimedia — 1.4%
News Corp., Class A	86,610	$1,705,351
Time Warner, Inc.	2,572	97,093
Walt Disney Co.	2,430	106,385
		1,908,829
Networking Products — 0.3%
Cisco Systems, Inc.	5,600	118,440
NETGEAR, Inc.†	6,412	244,938
		363,378
Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	1,881	147,358
Apache Corp.	1,113	111,790
Cabot Oil & Gas Corp.	1,380	43,015
Continental Resources, Inc.†	1,043	89,510
Devon Energy Corp.	1,007	71,618
EOG Resources, Inc.	594	65,993
EQT Corp.	634	30,565
Gulfport Energy Corp.†	11,300	329,056
Noble Energy, Inc.	634	61,992
Occidental Petroleum Corp.	1,748	166,462
Range Resources Corp.	717	41,686
Southwestern Energy Co.†	1,643	50,276
Triangle Petroleum Corp.†	59,298	409,156
		1,618,477
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,975	211,799
Exxon Mobil Corp.	3,179	275,714
Hess Corp.	2,745	161,818
Marathon Petroleum Corp.	1,500	65,040
Suncor Energy, Inc.	3,787	123,835
		838,206
Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	3,300	214,566
National Oilwell Varco, Inc.	1,257	99,894
		314,460
Oil-Field Services — 0.7%
Schlumberger, Ltd.	6,790	474,825
Superior Energy Services, Inc.†	13,500	355,860
Weatherford International, Ltd.†	3,179	47,971
		878,656
Patient Monitoring Equipment — 0.3%
Insulet Corp.†	23,363	447,168
Pharmacy Services — 2.6%
Express Scripts Holding Co.†	23,237	1,258,981
Medco Health Solutions, Inc.†	29,223	2,054,377
SXC Health Solutions Corp.†	1,700	127,432
		3,440,790
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	6,450	105,909
Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	7,210	108,438
United Rentals, Inc.†	11,800	506,102
		614,540

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Apparel/Shoe — 1.7%
ANN, Inc.†	13,700	$392,368
Finish Line, Inc., Class A	10,558	224,041
Limited Brands, Inc.	34,445	1,653,360
PVH Corp.	529	47,255
		2,317,024
Retail-Building Products — 0.1%
Home Depot, Inc.	3,961	199,278
Retail-Discount — 0.1%
Target Corp.	1,182	68,875
Wal-Mart Stores, Inc.	586	35,863
		104,738
Retail-Drug Store — 0.1%
CVS Caremark Corp.	3,069	137,491
Retail-Jewelry — 0.7%
Cie Financiere Richemont SA, Class A	15,421	966,909
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,424	56,576
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.	4,493	216,023
Retail-Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	15,200	530,328
Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc.	4,632	315,069
Software Tools — 0.1%
VMware, Inc., Class A†	1,332	149,677
Steel-Producers — 0.6%
Carpenter Technology Corp.	11,400	595,422
Reliance Steel & Aluminum Co.	1,364	77,039
United States Steel Corp.	2,378	69,842
		742,303
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,880	54,630
Telephone-Integrated — 0.3%
AT&T, Inc.	4,122	128,730
CenturyLink, Inc.	2,835	109,573
Verizon Communications, Inc.	3,536	135,181
		373,484
Therapeutics — 0.5%
BioMarin Pharmaceutical, Inc.†	12,700	434,975
Questcor Pharmaceuticals, Inc.†	8,000	300,960
		735,935
Tobacco — 0.1%
Altria Group, Inc.	3,740	115,454
Transactional Software — 0.3%
VeriFone Systems, Inc.†	7,498	388,921
Transport-Rail — 0.2%
Union Pacific Corp.	2,472	265,691

Security Description	Shares	Value (Note 3)
Transport-Services — 1.5%
C.H. Robinson Worldwide, Inc.	10,600	$694,194
United Parcel Service, Inc., Class B	16,980	1,370,626
		2,064,820
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	10,160	837,997
Web Portals/ISP — 0.4%
Google, Inc., Class A†	820	525,817
Wireless Equipment — 1.5%
Aruba Networks, Inc.†	18,419	410,375
Crown Castle International Corp.†	19,110	1,019,328
SBA Communications Corp., Class A†	10,500	533,505
		1,963,208
Total Common Stock (cost $58,207,663)		76,060,131
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
UBS Preferred Funding Trust IV FRS Series D 0.94%	28	446
Banks-Super Regional — 0.0%
US Bancorp FRS Series A 3.50%	26	20,540
Wachovia Capital Trust IX 6.38%	900	22,716
		43,256
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	25	20,827
Goldman Sachs Group, Inc. 6.13%	1,800	45,540
Goldman Sachs Group, Inc. 6.50%	411	10,534
HSBC Holdings PLC Series 2 8.00%	540	14,747
		91,648
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(2)	1,073	27,662
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.52%	60	5,949
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,594
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	500	695

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
PREFERRED STOCK (continued)
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,800	$62,748
Telecom Services — 0.0%
Qwest Corp. 7.00%	350	8,890
Total Preferred Stock (cost $274,452)		268,888
ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	$80,000	82,702
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	283,603	291,784
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	68,361
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	68,824
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	172,292
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	265,000	273,146
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(6)	4,973	4,849
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.63% due 02/25/36(6)	288,427	196,334
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(7)	150,000	168,634
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(6)	161,090	109,132
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(7)	110,000	117,876
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.41% due 09/25/35(6)	198,193	112,164
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	144,813	126,559
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	19,120	19,058
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	137,541	141,600

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Financial Services (continued)
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.31% due 05/25/35(6)	$221,934	$169,157
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	100,000	99,902
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(7)	330,000	360,091
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(7)	500,000	539,442
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(7)	155,000	150,737
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(7)	58,623	65,054
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(6)	112,284	88,894
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.77% due 03/25/37(6)	64,919	43,818
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.90% due 04/25/36(6)	20,662	14,525
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.97% due 04/25/35(6)	80,221	61,597
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(6)	51,539	48,173
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	153,651
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.78% due 05/25/35(6)	129,246	96,945
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/41(7)	80,000	93,430
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.35% due 03/25/37	80,307	43,203
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.52% due 02/25/35(6)	142,479	128,865
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(6)	105,442	104,357
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.38% due 08/25/36	270,383	140,973
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.38% due 11/25/36	270,000	105,300

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(7)	$165,000	$181,174
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(7)	170,000	192,625
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	117,371	100,974
Morgan Stanley Reremic Trust VRS Series 2010-GG10, Class A4B 5.98% due 08/15/45*(7)	72,129	74,356
MortgageIT Trust FRS Series 2005-4, Class A1 0.52% due 10/25/35(6)	291,795	213,860
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	160,126
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/20*(7)	165,000	184,475
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.34% due 02/25/37	66,750	34,470
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	115,000	113,823
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,549
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.31% due 04/25/37	289,589	105,862
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.37% due 05/25/37	160,540	82,615
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.61% due 02/20/47(6)	180,363	139,985
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	20,000	20,037
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	282,311	248,428
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/35(6)	215,747	203,305
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(6)	117,855	87,600
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(6)	20,658	20,332
Total Asset Backed Securities (cost $6,582,791)		6,651,025

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES — 12.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	$6,000	$5,875
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	183,120
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	30,000	34,350
		223,345
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	10,000	10,175
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,669
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	22,100
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,749
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	8,000	9,591
Raytheon Co. Senior Notes 4.70% due 12/15/41	8,000	8,269
		49,709
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	32,850
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	11,538
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	7,000	8,433
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	18,900	16,254
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	29,506	30,869

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	$57,815	$58,740
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	74,149	83,047
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,260
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	19,354	19,645
		212,815
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	100,000	122,250
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	51,000	55,590
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,375
Banks-Commercial — 0.4%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	20,066
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	14,000	13,042
CIT Group, Inc. Company Guar. Notes 7.00% due 05/04/15*	50,000	50,060
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	140,000	140,960
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,712
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	277,337
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	11,325
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	9,000	10,017
Zions Bancorporation Senior Notes 4.50% due 03/27/17	11,000	10,931

Security Description	Principal Amount(13)	Value (Note 3)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 7.75% due 09/23/14	$12,000	$13,140
		553,590
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	12,000	12,014
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	48,000	35,280
		47,294
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	16,000	12,216
Comerica Bank Sub. Notes 5.20% due 08/22/17	8,000	8,809
		21,025
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	35,000	34,038
Banks-Super Regional — 0.5%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	7,000	7,047
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	8,000	7,921
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	15,000	15,023
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	54,956
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,156
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,530
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 05/25/12*(1)	17,000	13,061
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	90,000	92,997
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,960
Wachovia Corp. Senior Notes 5.75% due 02/01/18	126,000	146,492

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	$155,000	$154,367
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	75,000	76,684
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	10,000	10,887
		597,081
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	50,000	56,625
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	45,000	68,262
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	203,472
		271,734
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	45,000	45,450
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	6,435
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	130,548
		182,433
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,613
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	47,569
Masco Corp. Bonds 6.50% due 08/15/32	20,000	18,832
		66,401
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,319
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	175,000	187,643

Security Description	Principal Amount(13)	Value (Note 3)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	$55,000	$56,925
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	40,000	41,500
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	6,000	6,555
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,399
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	25,000	29,611
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	95,000	105,925
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	35,000	39,112
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17*	15,000	14,867
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	80,000	84,021
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22*	200,000	197,254
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42*	6,000	5,845
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	30,000	32,991
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	55,000	59,262
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,341
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	75,000	80,811
		1,088,062
Casino Hotels — 0.0%
CityCenter Holdings LLC/ CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(8)	11,161	12,361

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	$10,000	$10,312
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,450
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(2)	5,000	3,438
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,481
		48,042
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	100,000	108,153
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	70,000	73,850
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	19,300
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	10,000	10,150
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	20,000	21,950
		233,403
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	6,000	6,390
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	85,000	88,943
		95,333
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	37,000	38,229
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	22,000	26,588
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,312
		71,129
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,525

Security Description	Principal Amount(13)	Value (Note 3)
Coal (continued)
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	$15,000	$15,637
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,450
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	8,388
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	9,800
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	66,000	66,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	30,000	32,925
		147,725
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,901
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,500
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	25,480
		47,881
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	20,000	19,988
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	10,000	10,750
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	54,750
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,900
Crown Americas LLC/ Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,525
Crown Americas LLC/ Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	10,000	10,750

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	$55,000	$61,875
		159,800
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	25,000	26,250
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,450
		31,700
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,150
Diversified Banking Institutions — 1.7%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 05/10/12(1)	41,000	29,235
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.29% due 06/01/56	10,000	7,012
Bank of America Corp. Senior Notes 3.88% due 03/22/17	45,000	45,248
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,022
Bank of America Corp. Senior Notes 5.70% due 01/24/22	30,000	31,758
Bank of America Corp. Senior Notes 5.75% due 12/01/17	8,000	8,580
Bank of America Corp. Senior Notes 5.88% due 01/05/21	140,000	148,098
Bank of America Corp. Senior Notes 6.00% due 09/01/17	150,000	163,374
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	59,704
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	35,000	36,663
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	9,000	9,331

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	$25,000	$25,891
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	118,000	113,407
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	158,688
Citigroup, Inc. Notes 8.50% due 05/22/19	80,000	98,630
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	110,000	111,941
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	125,000	131,297
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,041
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	21,000	22,651
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	21,000	20,806
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	15,000	15,038
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	50,000	51,193
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	30,000	30,652
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	166,095
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,554
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(1)	10,000	10,955
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	175,000	175,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	5,000	3,709
Morgan Stanley Sub. Notes 4.75% due 04/01/14	65,000	66,064
Morgan Stanley Senior Notes 5.55% due 04/27/17	12,000	12,280

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.63% due 04/01/18	$250,000	$263,253
NationsBank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,194
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	55,000	56,100
		2,215,464
Diversified Financial Services — 0.2%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	15,000	16,978
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	115,000	124,549
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	75,000	86,931
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	30,000	32,977
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	41,816
		303,251
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	6,000	6,040
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	10,408
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,476
Textron, Inc. Senior Notes 4.63% due 09/21/16	20,000	21,115
		58,039
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,800
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	9,000	10,113
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,631

Security Description	Principal Amount(13)	Value (Note 3)
Electric-Generation (continued)
AES Corp. Senior Notes 8.00% due 06/01/20	$55,000	$63,113
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	6,000	6,523
		75,267
Electric-Integrated — 0.4%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	6,000	5,880
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	72,119
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	10,957
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,006
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	70,000	83,665
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,809
DPL, Inc. Senior Notes 7.25% due 10/15/21*	30,000	33,300
Edison International Senior Notes 3.75% due 09/15/17	50,000	52,456
Entergy Corp. Senior Notes 3.63% due 09/15/15	85,000	86,431
Entergy Corp. Senior Notes 4.70% due 01/15/17	11,000	11,457
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	10,000	10,177
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,395
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,403
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(2)	13,000	13,870
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,450
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	6,000	6,183

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	$8,942	$9,121
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	7,000	8,509
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	50,000	63,538
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	7,000	6,989
SCANA Corp. Senior Notes 4.13% due 02/01/22	5,000	5,002
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	4,000	3,829
		542,546
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,350
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,804
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	16,000	16,521
Engineering/R&D Services — 0.0%
URS Corp. Senior Notes 3.85% due 04/01/17*	13,000	12,957
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	19,681
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	21,572
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	10,000	10,681
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	18,000	18,494
		70,428
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	18,668

Security Description	Principal Amount(13)	Value (Note 3)
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	$65,000	$55,494
SLM Corp. Notes 6.00% due 01/25/17	20,000	20,600
SLM Corp. Senior Notes 6.25% due 01/25/16	86,000	89,440
SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,448
SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	11,150
		187,132
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	6,038
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	8,000	8,833
Lazard Group LLC Senior Notes 6.85% due 06/15/17	170,000	186,895
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(1)(9)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)	10,000	2,925
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)	15,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	13,688
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	4,366
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	8,000	7,837
		224,547
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	12,000	12,397

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	$6,000	$6,287
		18,684
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	6,000	6,007
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	10,000	9,900
		15,907
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,000
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	25,000	29,250
Food-Misc. — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	145,000	153,847
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	41,000	51,405
		205,252
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	15,113
Gas-Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	6,000	6,023
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	88,238
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,132
		101,393
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	7,000	6,744
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,388

Security Description	Principal Amount(13)	Value (Note 3)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	$45,000	$48,037
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,438
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,400
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	9,850
		104,325
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,429
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	150,000	149,865
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,115
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	13,000	14,112
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	66,154
		254,675
Insurance-Multi-line — 0.3%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	145,000	158,412
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	14,000	15,400
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	60,000	64,050
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	75,000	94,989
		332,851
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,540
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	170,000	155,907

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	$80,000	$113,525
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	24,000	24,127
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	18,000	17,850
		321,949
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	180,000	244,766
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	13,000	13,149
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	70,000	81,375
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,950
		103,325
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	9,000	9,203
Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	6,000	6,095
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	7,000	7,089
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	12,623
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	23,050
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(8)	5,000	5,119
		47,881
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	125,000	127,993

Security Description	Principal Amount(13)	Value (Note 3)
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	$15,000	$18,273
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.00% due 02/15/22	110,000	111,953
Cigna Corp. Senior Notes 6.15% due 11/15/36	3,000	3,338
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	10,000	10,946
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	115,000	112,527
		238,764
Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	35,000	36,750
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,888
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	85,000	94,456
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	40,000	41,300
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	60,000	67,200
		250,594
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	9,950
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	105,000	124,287
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,864
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	100,000	110,902
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	9,000	9,878
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	100,000	133,018
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	9,000	12,023

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 6.88% due 04/30/36	$105,000	$131,980
		531,952
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,900
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	10,000	10,737
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	4,000	4,771
		15,508
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	100,000	106,213
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	62,105
		168,318
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	13,000	16,688
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	5,038
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/40	30,000	33,994
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	61,037
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,525
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	5,088
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	30,000	30,900
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	25,000	25,812
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,125

Security Description	Principal Amount(13)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	$5,000	$4,850
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	4,000	3,120
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	45,000	47,362
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	25,000	27,736
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	17,149
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,525
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	45,000	47,250
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,788
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	13,000	12,886
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	23,000	26,109
		385,294
Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	11,000	11,180
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,800
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,250
		10,050
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	30,000	31,800
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	24,000	26,791
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	15,000	16,544
International Paper Co. Senior Notes 6.00% due 11/15/41	7,000	7,598

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	$8,000	$8,150
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	40,000	46,578
		137,461
Pharmacy Services — 0.2%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	210,000	212,588
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	20,000	20,549
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	13,000	13,913
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	4,000	4,462
		251,512
Pipelines — 0.3%
Copano Energy LLC/ Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,475
El Paso Corp. Senior Notes 7.00% due 06/15/17	75,000	83,516
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	13,000	14,528
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	50,000	55,500
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	6,000	6,322
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,100
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	40,000	42,450
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	95,000	91,674
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.65% due 06/01/22	12,000	11,781
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 5.15% due 06/01/42	6,000	5,861
		327,207

Security Description	Principal Amount(13)	Value (Note 3)
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	$40,000	$41,100
Real Estate Investment Trusts — 0.8%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,166
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,099
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	14,000	14,831
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	58,000
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	111,211
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	52,625
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	35,000	38,500
HCP, Inc. Senior Notes 3.75% due 02/01/16	55,000	56,716
HCP, Inc. Senior Notes 6.00% due 01/30/17	90,000	100,017
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	130,751
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	26,500
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	30,525
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	41,200
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	4,000	4,156
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	120,000	129,085
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,300
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	156,779
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	99,000	99,887
		1,066,348

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	$125,000	$137,450
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,425
		147,875
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,942
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	90,000	94,105
		104,047
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	10,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	60,727
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	25,000	28,521
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	10,000	10,650
		99,898
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	50,000	55,625
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,575
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	20,000	22,050
		83,250
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	100,000	103,703
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	25,000	25,375
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	10,850

Security Description	Principal Amount(13)	Value (Note 3)
Retail-Discount (continued)
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	$6,000	$6,823
		17,673
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	13,000	13,779
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	13,000	15,530
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	126,986	146,132
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,728	10,320
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	12,952	13,834
		199,595
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	49,387
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	5,156
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/ AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	5,000	5,100
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	20,000	20,300
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	36,000	32,490
		57,890
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	25,000	28,689
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,663
		40,352
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	10,000	10,700

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants (continued)
McDonald's Corp. Senior Notes 3.70% due 02/15/42	$12,000	$11,093
		21,793
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	9,000	9,394
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	20,000	20,900
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	18,000	19,268
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	8,000	8,110
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	19,000	18,702
		26,812
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	7,525
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	40,000	42,850
Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	12,000	12,175
FUEL Trust Sec. Notes 4.21% due 04/15/16*	360,000	369,460
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	14,000	14,010
		395,645
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,250
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	10,375
		20,625

Security Description	Principal Amount(13)	Value (Note 3)
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	$5,000	$5,325
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	4,000	3,861
Corning, Inc. Senior Notes 4.75% due 03/15/42	2,000	1,937
		5,798
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	13,608
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,298
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	200,000	208,530
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	230,240
		474,676
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	9,000	9,350
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	25,000	24,852
AT&T, Inc. Senior Notes 3.00% due 02/15/22	14,000	13,720
AT&T, Inc. Senior Notes 5.50% due 02/01/18	56,000	65,976
AT&T, Inc. Senior Notes 6.30% due 01/15/38	74,000	86,972
BellSouth Corp. Senior Notes 6.55% due 06/15/34	6,000	6,849
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	5,000	4,672
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,777
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	50,000	48,825
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	14,000	13,243

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 7.65% due 03/15/42	$17,000	$15,973
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,575
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	40,000	43,000
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	10,000	10,675
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	32,025
SBC Communications Senior Notes 6.45% due 06/15/34	6,000	7,075
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	5,000	6,057
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	25,000	26,125
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	75,000	82,687
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,350
		530,428
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	7,000	6,757
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	142,590
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	72,261
		221,608
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	47,065
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	145,000	197,030
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	60,000	74,496
		318,591

Security Description	Principal Amount(13)	Value (Note 3)
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	$19,000	$17,962
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	11,000	12,299
		30,261
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	4,000	4,023
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,500
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,370
Total U.S. Corporate Bonds & Notes (cost $16,132,322)		16,921,151
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Agricultural Chemicals — 0.0%
Syngenta Finance NV Company Guar. Notes 4.38% due 03/28/42	6,000	6,032
Banks-Commercial — 0.2%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	12,000	12,303
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(1)	20,000	18,500
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	114,000	117,219
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(1)	9,000	8,415
Groupe BPCE SA FRS Jr. Sub Notes 2.51% due 06/30/12(1)	23,000	11,184
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(1)	8,000	8,432
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	10,067
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(1)	40,000	21,600
		207,720

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.1%
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/22*	$7,000	$6,823
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	35,000	35,263
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	51,842
		93,928
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	24,000	21,155
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	150,000	166,126
Brewery — 0.0%
Heineken NV Senior Notes 3.40% due 04/01/22*	19,000	18,860
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	45,000	48,375
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	50,000	55,125
		103,500
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(3)(4)	25,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	60,000	59,473
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	70,000	75,674
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	20,000	17,422
		152,569
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	8,000	7,780
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,925

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Manufacturing Operations (continued)
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	$45,000	$50,175
		68,880
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	17,000	16,915
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	13,608
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/22	18,000	18,080
Xstrata Canada Financial, Ltd. Company Guar. Notes 4.95% due 11/15/21*	13,000	13,619
		62,222
Diversified Operations — 0.0%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	12,000	12,146
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,937
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	218,900
Electronic Components-Misc. — 0.0%
Koninklijke Philips Electronics NV Senior Notes 3.75% due 03/15/22	5,000	5,029
Koninklijke Philips Electronics NV Senior Notes 5.00% due 03/15/42	4,000	3,992
		9,021
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(1)	18,000	9,180
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(1)	2,000	1,830
XL Group PLC Senior Notes 6.38% due 11/15/24	14,000	15,482
		26,492
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	16,000	17,686

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	$10,000	$9,575
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	75,000	80,194
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	20,000	22,504
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	7,000	7,828
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	6,000	6,811
		117,337
Oil Companies-Exploration & Production — 0.0%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	14,000	17,295
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,900
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	15,393
Nexen, Inc. Senior Notes 7.50% due 07/30/39	12,000	14,734
		63,322
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	28,000	28,720
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	15,000	15,855
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	13,000	14,280
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,214
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	125,000	134,592
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	45,000	52,190
		266,851
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	10,000	9,986

Security Description	Principal Amount(13)		Value (Note 3)
Oil-Field Services (continued)
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42		$9,000	$8,936
			18,922
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67		13,000	13,437
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15		75,000	76,184
ArcelorMittal Senior Notes 4.50% due 02/25/17		41,000	41,120
			117,304
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30		75,000	103,085
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		135,000	135,568
			238,653
Television — 0.1%
Videotron, Ltee Senior Notes 5.00% due 07/15/22*		20,000	19,800
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18		117,000	129,285
			149,085
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		17,000	17,544
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		13,000	13,388
			30,932
Total Foreign Corporate Bonds & Notes (cost $2,219,992)			2,289,592
FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		3,000	3,192
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,200,000	677,348
Government of Canada Senior Notes 0.88% due 02/14/17		12,000	11,855

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Romania Senior Notes 6.75% due 02/07/22*	$30,000	$31,350
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000	70,927
Russian Federation Senior Notes 7.50% due 03/31/30(2)	40,250	48,149
United Mexican States Senior Notes 3.63% due 03/15/22	30,000	30,675
United Mexican States Senior Notes 6.05% due 01/11/40	19,000	22,895
United Mexican States Senior Notes 6.75% due 09/27/34	50,000	64,250
		957,449
Total Foreign Government Agencies (cost $935,521)		960,641
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	75,000	87,630
California State General Obligation Bonds 6.51% due 04/01/39	35,000	37,603
California State General Obligation Bonds 7.55% due 04/01/39	105,000	136,235
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	100,000	141,415
Ohio State University Revenue Bonds 4.80% due 06/01/2111	13,000	13,344
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	14,000	14,929
State of Illinois General Obligation Bonds 5.67% due 03/01/18	120,000	130,890
State of Illinois General Obligation Bonds 5.88% due 03/01/19	70,000	76,991
Total Municipal Bonds & Notes (cost $557,222)		639,037
U.S. GOVERNMENT AGENCIES — 16.8%
Federal Home Loan Mtg. Corp. — 2.6%
4.00% due 05/01/40	66,667	70,347
4.00% due April TBA	2,000,000	2,090,938
4.50% due 01/01/39	14,443	15,325
5.00% due 05/01/20	394,822	426,524
5.00% due 05/01/34	87,289	95,809

Security Description	Principal Amount(13)	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/35	$15,070	$16,255
5.00% due 08/01/35	86,213	92,993
5.50% due 07/01/34	22,001	24,081
5.50% due 05/01/37	19,750	21,607
5.50% due 09/01/37	38,870	42,307
5.50% due 07/01/38	18,847	20,513
6.00% due 08/01/26	90,737	100,324
6.00% due 12/01/36	19,240	21,273
6.00% due 04/01/40	278,555	307,553
6.50% due 05/01/16	351	355
6.50% due 05/01/29	4,704	5,378
6.50% due 03/01/36	19,536	21,920
6.50% due 05/01/36	2,590	2,906
7.00% due 04/01/32	6,796	7,880
7.50% due 08/01/23	525	607
7.50% due 08/01/25	1,820	1,847
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	5,015	5,025
Series 1577, Class PK 6.50% due 09/15/23(6)	21,264	23,716
Series 1226, Class Z 7.75% due 03/15/22(6)	1,192	1,306
		3,416,789
Federal National Mtg. Assoc. — 9.2%
3.50% due 12/01/41	73,513	75,570
4.00% due 12/01/40	94,974	100,176
4.00% due April TBA	1,900,000	1,992,031
4.50% due 01/01/39	26,104	27,773
4.50% due 06/01/39	477,674	514,629
4.56% due 01/01/15	548,556	582,644
4.85% due 11/01/15	586,429	642,410
5.00% due 03/01/18	11,843	12,856
5.00% due 06/01/19	4,840	5,255
5.00% due 02/01/20	21,515	23,357
5.00% due 05/01/35	13,787	14,908
5.00% due 07/01/40	241,458	260,947
5.50% due 03/01/18	22,295	24,368
5.50% due 05/01/20	41,820	45,423
5.50% due 06/01/20	100,765	110,225
5.50% due 11/01/22	18,390	20,044
5.50% due 06/01/34	17,653	19,369
5.50% due 06/01/35	756,672	833,197
5.50% due 12/01/35	52,299	57,245
5.50% due 06/01/36	327,939	360,387
5.50% due 11/01/36	15,690	17,134
5.50% due 12/01/36	18,921	20,664
5.50% due 03/01/37	2,851	3,109
5.50% due 05/01/37	27,459	29,944
5.50% due 07/01/38	43,467	47,401
5.50% due April TBA	2,400,000	2,614,875
6.00% due 06/01/17	10,041	10,874
6.00% due 06/01/21	289,111	313,456
6.00% due 12/01/33	37,373	41,752
6.00% due 05/01/34	28,587	31,798
6.00% due 07/01/34	7,747	8,617

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due April TBA	$1,300,000	$1,432,235
6.50% due 09/01/32	46,032	52,429
6.50% due 07/01/36	15,107	16,970
6.50% due April TBA	1,700,000	1,904,000
7.00% due 06/01/37	107,278	122,967
		12,391,039
Government National Mtg. Assoc. — 5.0%
3.50% due April TBA	500,000	521,016
4.00% due 09/15/40	880,086	946,980
4.00% due 07/15/41	179,352	192,929
4.00% due 08/15/41	849,921	914,256
4.00% due 10/15/41	90,641	97,502
4.00% due April TBA	600,000	643,875
4.50% due April TBA	3,000,000	3,263,906
6.00% due 11/15/28	69,280	78,565
7.00% due 07/15/33	25,331	30,224
7.50% due 01/15/32	7,248	8,532
8.50% due 11/15/17	1,147	1,298
9.00% due 11/15/21	475	561
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/35(6)	2,129	2,453
Series 2005-74, Class HC 7.50% due 09/16/35(6)	13,087	15,111
		6,717,208
Total U.S. Government Agencies (cost $22,093,813)		22,525,036
U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 2.2%
0.75% due 02/15/42 TIPS(10)	3,009	2,868
2.13% due 02/15/40 TIPS(10)	17,825	23,439
2.13% due 02/15/41 TIPS(10)	27,527	36,301
3.13% due 11/15/41	376,000	360,666
3.88% due 08/15/40	6,000	6,637
4.38% due 02/15/38	725,000	870,566
4.38% due 11/15/39	629,200	756,023
4.50% due 02/15/36	490,000	598,106
4.75% due 02/15/41	206,000	262,553
		2,917,159
United States Treasury Notes — 4.6%
0.88% due 02/28/17	200,000	198,594
1.00% due 10/31/16	150,000	150,375
1.38% due 02/15/13	3,325,000	3,358,379
1.38% due 02/28/19	255,000	251,374
1.75% due 03/31/14	1,075,000	1,104,814
1.88% due 09/30/17	400,000	414,219
2.00% due 02/15/22	175,000	171,637
2.63% due 08/15/20	350,000	369,004
3.13% due 05/15/21	150,000	163,266
		6,181,662
Total U.S. Government Treasuries (cost $8,789,603)		$9,098,821

Security Description	Principal Amount(13)	Value (Note 3)
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(3)(4)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $687.00)	2	300
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $500.00)	2	500
		800
Total Warrants (cost $49)		800
Total Long-Term Investment Securities (cost $115,793,428)		135,415,122
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Commercial Paper — 0.8%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12 (cost $1,099,997)	$1,100,000	1,099,997
REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $334,000 and collateralized by $345,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.15%, due 02/22/17 and having an approximate value of $342,831	334,000	334,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $255,000 and collateralized by $260,000 of United States Treasury Notes, bearing interest at 0.75%, due 08/15/13 and having an approximate value of $261,912	255,000	255,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	1,995,000	1,995,000
BNP Paribas SA Joint Repurchase Agreement(11)	2,550,000	2,550,000
Deutsche Bank AG Joint Repurchase Agreement(11)	455,000	455,000
Royal Bank of Scotland Joint Repurchase Agreement(11)	2,550,000	2,550,000
State Street Bank & Trust Co. Joint Repurchase Agreement(11)	1,370,000	1,370,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)

UBS Securities LLC Joint Repurchase Agreement(11)	$2,230,000	$2,230,000
Total Repurchase Agreements (cost $11,739,000)		11,739,000
TOTAL INVESTMENTS (cost $128,632,425)(12)	110.5%	148,254,119
Liabilities in excess of other assets	(10.5)	(14,031,948)
NET ASSETS	100.0%	$134,222,171

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $5,306,496 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $801 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/2010	2	$—	$300	$150	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	03/1/2011	2	—	500	250	0.00
				$800		0.00%

(6)  Collateralized Mortgage Obligation

(7)  Commercial Mortgage Backed Security

(8)  Income may be received in cash or additional bonds at the discretion of the issuer.

(9)  Bond in default

(10)  Principal amount of security is adjusted for inflation.

(11)  See Note 3 for details of Joint Repurchase Agreements.

(12)  See Note 4 for cost of investments on a tax basis.

(13)  Denominated in United States dollars unless otherwise indicated.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
17	Short	U.S. Treasury 2YR Notes	June 2012	$3,739,684	$3,742,391	$(2,707)
19	Long	U.S. Treasury 5YR Notes	June 2012	2,330,804	2,328,242	(2,562)
15	Long	U.S. Treasury 10YR Notes	June 2012	1,931,960	1,942,266	10,306
7	Short	U.S. Long Bonds	June 2012	967,992	964,250	3,742
1	Long	U.S. Ultra Bonds	June 2013	150,911	150,969	58
						$8,837

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	MXN	1,130,000	USD	87,420	06/20/12	$—	$(261)
Royal Bank of Canada	BRL	1,145,000	USD	664,847	04/03/12	37,604	—
	BRL	1,145,000	USD	624,898	05/03/12	1,938	—
	USD	628,948	BRL	1,145,000	04/03/12	—	(1,705)
	USD	88,461	MXN	1,130,000	06/20/12	—	(780)
						39,542	(2,485)
Net Unrealized Appreciation (Depreciation)						$39,542	$(2,746)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$76,060,131	$—	$—	$76,060,131
Preferred Stocks	248,061	20,827	—	268,888
Asset Backed Securities	—	6,651,025	—	6,651,025
U.S. Corporate Bonds & Notes	—	16,703,474	217,677	16,921,151
Foreign Corporate Bonds & Notes	—	2,289,592	0	2,289,592
Foreign Government Agencies	—	960,641	—	960,641
Municipal Bonds & Notes	—	639,037	—	639,037
U.S. Government Agencies	—	22,525,036	—	22,525,036
U.S. Government Treasuries	—	9,098,821	—	9,098,821
Warrants	—	—	800	800
Short-Term Investment Securities:
Commercial Paper	—	1,099,997	—	1,099,997
Repurchase Agreements	—	11,739,000	—	11,739,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	14,106	—	—	14,106
Open Forward Foreign Currency Contracts - Appreciation	—	39,542	—	39,542
Total	$76,322,298	$71,766,992	$218,477	$148,307,767
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$5,269	$—	$—	$5,269
Open Forward Foreign Currency Contracts - Depreciation	—	2,746	—	2,746
Total	$5,269	$2,746	$—	$8,015

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$379,442	$0	$620
Accrued discounts	—	419	—	—
Accrued premiums	—	—	—	—
Realized gain	—	14,350	—	—
Realized loss	—	(475)	—	—
Change in unrealized appreciation(1)	—	4,031	—	180
Change in unrealized depreciation(1)	(1,050)	(14,900)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(184,835)	—	—
Transfers into Level 3(2)	—	19,645	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 3/30/2012	$—	$217,677	$0	$800

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(340)	$—	$180

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	14.8%
Repurchase Agreements	13.5
Government National Mtg. Assoc.	8.5
Diversified Financial Services	8.4
Federal Home Loan Mtg. Corp.	4.2
United States Treasury Notes	3.5
Diversified Banking Institutions	3.4
Computers	3.1
United States Treasury Bonds	3.0
Pharmacy Services	2.0
Medical-Biomedical/Gene	1.9
E-Commerce/Products	1.7
Multimedia	1.6
Banks-Commercial	1.6
Banks-Super Regional	1.5
Oil Companies-Exploration & Production	1.4
Real Estate Investment Trusts	1.3
Cable/Satellite TV	1.3
Telephone-Integrated	1.3
Sovereign	1.3
Electric-Integrated	1.2
Oil Companies-Integrated	1.1
Transport-Services	1.0
Retail-Apparel/Shoe	0.9
Computers-Memory Devices	0.8
Municipal Bonds	0.8
Applications Software	0.8
Medical-Drugs	0.8
Industrial Automated/Robotic	0.8
Insurance-Life/Health	0.7
Auto-Cars/Light Trucks	0.7
Metal-Diversified	0.7
Casino Hotels	0.7
Metal Processors & Fabrication	0.6
Enterprise Software/Service	0.6
Insurance-Multi-line	0.6
Special Purpose Entities	0.5
Telecom Services	0.5
Diversified Manufacturing Operations	0.5
Wireless Equipment	0.5
U.S. Government Treasuries	0.5
Brewery	0.5
Medical-HMO	0.5
Retail-Jewelry	0.5
Tobacco	0.5
Beverages-Wine/Spirits	0.5
Finance-Investment Banker/Broker	0.4
Pipelines	0.4
Chemicals-Diversified	0.4
Vitamins & Nutrition Products	0.4
Web Portals/ISP	0.4
Television	0.4
Electronic Components-Misc.	0.4
Commercial Paper	0.4
Electronic Components-Semiconductors	0.4
Advertising Agencies	0.4
Retail-Drug Store	0.4
Insurance-Mutual	0.4
Insurance-Property/Casualty	0.4
Transport-Rail	0.4
Oil-Field Services	0.3%
Cosmetics & Toiletries	0.3
Food-Misc.	0.3
Aerospace/Defense-Equipment	0.3
Agricultural Chemicals	0.3
Commercial Services-Finance	0.3
Medical-Hospitals	0.3
Beverages-Non-alcoholic	0.3
Steel-Producers	0.3
Commercial Services	0.3
Semiconductor Components-Integrated Circuits	0.3
Athletic Footwear	0.3
Cellular Telecom	0.3
Airlines	0.2
Broadcast Services/Program	0.2
Computer Services	0.2
Medical Products	0.2
Rental Auto/Equipment	0.2
Apparel Manufacturers	0.2
Electronic Connectors	0.2
Finance-Consumer Loans	0.2
Oil & Gas Drilling	0.2
Office Automation & Equipment	0.2
Retail-Sporting Goods	0.2
Containers-Metal/Glass	0.2
Paper & Related Products	0.2
Electric-Generation	0.2
Coal	0.2
Retail-Building Products	0.2
Real Estate Management/Services	0.2
Auto-Heavy Duty Trucks	0.2
Real Estate Operations & Development	0.2
Investment Management/Advisor Services	0.2
Aerospace/Defense	0.2
Banks-Money Center	0.2
Retail-Auto Parts	0.2
Independent Power Producers	0.2
Hotels/Motels	0.1
Electric Products-Misc.	0.1
Diversified Minerals	0.1
Gas-Distribution	0.1
Software Tools	0.1
Engineering/R&D Services	0.1
Banks-Fiduciary	0.1
Instruments-Controls	0.1
Retail-Discount	0.1
Machinery-Farming	0.1
Retail-Regional Department Stores	0.1
Electronic Forms	0.1
Metal-Copper	0.1
Human Resources	0.1
Finance-Auto Loans	0.1
Chemicals-Specialty	0.1
Networking Products	0.1
Medical Instruments	0.1
Building Products-Wood	0.1
Machinery-Construction & Mining	0.1
Oil Field Machinery & Equipment	0.1
Metal-Iron	0.1
Retail-Propane Distribution	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Cruise Lines	0.1%
Schools	0.1
Retail-Mail Order	0.1
Printing-Commercial	0.1
Data Processing/Management	0.1
114.2%
Credit Quality†#
Aaa	54.1%
Aa	2.6
A	9.5
Baa	18.2
Ba	7.3
B	2.4
Caa	2.2
Ca	0.2
Not Rated@	3.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 31.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	10,986	$125,350
Aerospace/Defense — 0.1%
Boeing Co.	1,078	80,171
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,081	135,601
United Technologies Corp.	1,817	150,702
		286,303
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	215	39,270
Monsanto Co.	1,621	129,291
Mosaic Co.	2,037	112,625
Potash Corp. of Saskatchewan, Inc.	662	30,247
		311,433
Apparel Manufacturers — 0.2%
Coach, Inc.	800	61,824
Prada SpA†	23,800	154,927
		216,751
Applications Software — 0.8%
Microsoft Corp.	24,713	796,994
Athletic Footwear — 0.3%
NIKE, Inc., Class B	2,615	283,571
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	43,865	547,874
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,178	101,996
Banks-Commercial — 0.4%
Regions Financial Corp.	8,238	54,288
Standard Chartered PLC	12,451	310,680
		364,968
Banks-Fiduciary — 0.0%
State Street Corp.	789	35,900
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,285	183,106
Fifth Third Bancorp	5,506	77,359
PNC Financial Services Group, Inc.	1,915	123,498
SunTrust Banks, Inc.	2,244	54,238
US Bancorp	3,312	104,924
Wells Fargo & Co.	5,049	172,373
		715,498
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,889	139,805
PepsiCo, Inc.	2,372	157,382
		297,187
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA	1,786	186,748
Brewery — 0.2%
Anheuser-Busch InBev NV	2,480	181,189
Casino Hotels — 0.6%
MGM Resorts International†	36,876	502,251
Wynn Resorts, Ltd.	833	104,025
		606,276

Security Description	Shares	Value (Note 3)
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	2,028	$93,653
Dow Chemical Co.	3,380	117,083
E.I. du Pont de Nemours & Co.	409	21,636
LyondellBasell Industries NV, Class A	2,218	96,816
		329,188
Commercial Services — 0.3%
Iron Mountain, Inc.	9,995	287,856
Commercial Services-Finance — 0.3%
Mastercard, Inc., Class A	767	322,554
Computer Services — 0.1%
International Business Machines Corp.	700	146,055
Computers — 3.0%
Apple, Inc.†	5,014	3,005,742
Dell, Inc.†	4,197	69,670
Hewlett-Packard Co.	1,567	37,342
		3,112,754
Computers-Memory Devices — 0.7%
EMC Corp.†	24,452	730,626
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,499	146,572
Procter & Gamble Co.	3,227	216,887
		363,459
Cruise Lines — 0.1%
Carnival Corp.	1,757	56,365
Diversified Banking Institutions — 0.7%
Bank of America Corp.	5,732	54,855
Citigroup, Inc.	2,229	81,470
Goldman Sachs Group, Inc.	1,919	238,666
JPMorgan Chase & Co.	4,476	205,807
Lloyds Banking Group PLC†	56,525	30,383
Morgan Stanley	4,149	81,486
		692,667
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,618	101,837
Eaton Corp.	1,039	51,773
General Electric Co.	7,209	144,685
Parker Hannifin Corp.	86	7,271
		305,566
E-Commerce/Products — 1.7%
Amazon.com, Inc.†	1,133	229,444
eBay, Inc.†	41,700	1,538,313
		1,767,757
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,836	147,982
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,592	81,526
NextEra Energy, Inc.	1,063	64,928
PG&E Corp.	1,189	51,615
Progress Energy, Inc.	1,171	62,192
		260,261

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	9,920	$364,560
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A†	1,909	75,024
Intel Corp.	4,486	126,101
Micron Technology, Inc.†	8,575	69,458
Texas Instruments, Inc.	2,836	95,318
		365,901
Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,485	208,298
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,188	109,380
Engineering/R&D Services — 0.1%
Fluor Corp.	1,726	103,629
Enterprise Software/Service — 0.6%
Oracle Corp.	19,553	570,165
Entertainment Software — 0.0%
Activision Blizzard, Inc.	517	6,628
Food-Misc. — 0.1%
Kellogg Co.	2,170	116,377
Gold Mining — 0.0%
Newmont Mining Corp.	574	29,429
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	1,006	42,976
Marriott International, Inc., Class A	1,601	60,598
Starwood Hotels & Resorts Worldwide, Inc.	842	47,497
		151,071
Human Resources — 0.1%
Monster Worldwide, Inc.†	10,881	106,090
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	175	364
Industrial Automated/Robotic — 0.8%
FANUC Corp.	4,400	780,379
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,924	117,460
Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	1,924	121,963
Prudential PLC	27,505	328,857
		450,820
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,046	76,418
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,081	74,708
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	307	38,077
T. Rowe Price Group, Inc.	1,924	125,637
		163,714
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	752	80,103
Medical Instruments — 0.1%
St. Jude Medical, Inc.	1,700	75,327

Security Description	Shares	Value (Note 3)
Medical Products — 0.1%
Baxter International, Inc.	2,386	$142,635
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	18,423	1,428,151
Gilead Sciences, Inc.†	937	45,772
Human Genome Sciences, Inc.†	3,162	26,055
Vertex Pharmaceuticals, Inc.†	5,865	240,524
		1,740,502
Medical-Drugs — 0.7%
Abbott Laboratories	1,899	116,390
Johnson & Johnson	3,658	241,282
Merck & Co., Inc.	3,456	132,710
Pfizer, Inc.	10,870	246,314
		736,696
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	2,811	165,681
WellPoint, Inc.	429	31,660
		197,341
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	3,598	622,094
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,832	107,729
Metal-Diversified — 0.7%
Ivanhoe Mines, Ltd.†	43,008	676,946
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,100	76,186
Multimedia — 1.0%
News Corp., Class A	42,905	844,799
Time Warner, Inc.	2,277	85,957
Walt Disney Co.	2,115	92,595
		1,023,351
Networking Products — 0.1%
Cisco Systems, Inc.	4,512	95,429
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	1,718	134,588
Apache Corp.	846	84,972
Cabot Oil & Gas Corp.	1,188	37,030
Continental Resources, Inc.†	880	75,522
Devon Energy Corp.	839	59,670
EOG Resources, Inc.	511	56,772
EQT Corp.	537	25,889
Noble Energy, Inc.	537	52,508
Occidental Petroleum Corp.	1,380	131,417
Range Resources Corp.	848	49,303
Southwestern Energy Co.†	1,592	48,715
		756,386
Oil Companies-Integrated — 0.7%
Chevron Corp.	1,722	184,667
Exxon Mobil Corp.	2,568	222,723
Hess Corp.	2,414	142,305
Marathon Petroleum Corp.	1,200	52,032
Suncor Energy, Inc.	3,088	100,978
		702,705

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	960	$76,291
Oil-Field Services — 0.3%
Schlumberger, Ltd.	4,486	313,706
Weatherford International, Ltd.†	2,673	40,336
		354,042
Pharmacy Services — 1.7%
Express Scripts Holding Co.†	12,471	675,679
Medco Health Solutions, Inc.†	14,525	1,021,107
SXC Health Solutions Corp.†	1,400	104,944
		1,801,730
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,407	88,783
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	6,171	92,812
Retail-Apparel/Shoe — 0.8%
Limited Brands, Inc.	17,065	819,120
PVH Corp.	429	38,323
		857,443
Retail-Building Products — 0.2%
Home Depot, Inc.	3,449	173,519
Retail-Discount — 0.1%
Target Corp.	963	56,114
Wal-Mart Stores, Inc.	517	31,640
		87,754
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,640	118,272
Retail-Jewelry — 0.5%
Cie Financiere Richemont SA, Class A	7,640	479,034
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	1,269	50,417
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.	3,860	185,589
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,177	284,120
Software Tools — 0.1%
VMware, Inc., Class A†	1,172	131,698
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	974	55,011
United States Steel Corp.	1,929	56,655
		111,666
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,105	43,718
Telephone-Integrated — 0.3%
AT&T, Inc.	3,571	111,522
CenturyLink, Inc.	2,508	96,934
Verizon Communications, Inc.	2,816	107,656
		316,112
Tobacco — 0.1%
Altria Group, Inc.	3,040	93,845

Security Description	Shares	Value (Note 3)
Transport-Rail — 0.2%
Union Pacific Corp.	2,153	$231,404
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	5,250	343,822
United Parcel Service, Inc., Class B	8,415	679,259
		1,023,081
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	5,035	415,287
Web Portals/ISP — 0.4%
Google, Inc., Class A†	633	405,905
Wireless Equipment — 0.5%
Crown Castle International Corp.†	9,465	504,863
Total Common Stock (cost $24,791,018)		32,417,505
PREFERRED STOCK — 0.5%
Banks-Money Center — 0.0%
UBS Preferred Funding Trust IV FRS Series D 0.94%	64	1,020
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%	52	41,080
Wachovia Capital Trust IX 6.38%	2,050	51,742
		92,822
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	52	43,321
Goldman Sachs Group, Inc. 6.13%	3,400	86,020
Goldman Sachs Group, Inc. 6.50%	750	19,222
HSBC Holdings PLC Series 2 8.00%	900	24,579
		173,142
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(2)	2,682	69,142
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.52%	120	11,898
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,800	45,990
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	900	1,251
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	5,600	125,496

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
PREFERRED STOCK (continued)
Telecom Services — 0.0%
Qwest Corp. 7.00%	$725	$18,415
Total Preferred Stock (cost $548,785)		539,176
ASSET BACKED SECURITIES — 7.8%
Diversified Financial Services — 7.8%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/14	95,000	98,209
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	321,417	330,688
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	73,620
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	79,412
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	188,444
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	305,000	314,375
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/34(6)	8,288	8,082
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/36(6)	334,478	227,682
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(7)	175,000	196,740
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(7)	155,000	176,583
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	14,523	15,476
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(6)	200,840	136,061
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(7)	125,000	133,949
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.41% due 09/25/35(6)	226,506	128,188
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	184,566	161,301
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	25,291	25,209
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/42*	20,000	20,483

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Financial Services (continued)
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	$229,235	$236,000
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.61% due 05/25/35(6)	277,417	211,446
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	120,000	119,882
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(7)	600,000	647,331
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(7)	180,000	175,050
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(7)	120,000	132,972
GS Mtg. Securities Corp. II, Series 2006-GG8, Class AM 5.59% due 11/10/39(7)	150,000	156,772
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(7)	97,705	108,423
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.69% due 01/25/36(6)	137,491	108,850
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/37(6)	76,941	51,933
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.90% due 04/25/36(6)	22,958	16,138
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(6)	104,287	80,076
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(6)	25,000	22,342
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	179,260
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.78% due 06/25/35(6)	169,635	127,241
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(7)	95,000	110,948
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.35% due 03/25/37	89,360	48,073
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.52% due 02/25/35(6)	72,098	65,209
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(6)	133,831	132,454

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.38% due 08/25/36	$308,332	$160,758
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.38% due 11/25/36	300,000	117,000
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(7)	190,000	208,625
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(7)	195,000	220,952
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	136,477	117,412
Morgan Stanley Reremic Trust VRS Series 2010-GG10, Class A4B 5.98% due 08/15/45*(7)	120,215	123,926
MortgageIT Trust FRS Series 2005-4, Class A1 0.52% due 10/25/35(6)	384,266	281,632
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	180,000	180,142
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(7)	190,000	212,425
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.34% due 02/25/37	69,652	35,968
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	135,000	133,619
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,549
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.31% due 04/25/37	326,768	119,453
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.37% due 05/25/37	180,279	92,773
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.64% due 02/20/47(6)	224,923	174,570
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	25,000	25,046
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	376,415	331,237
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/35(6)	282,244	265,968
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(6)	145,052	107,816

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(6)	$22,134	$21,784
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.35% due 02/15/44*(7)(8)	986,512	53,457
Total Asset Backed Securities (cost $8,077,700)		8,055,014
U.S. CORPORATE BONDS & NOTES — 20.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	12,000	11,751
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	201,650
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	40,075
		253,476
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	5,000	5,088
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	22,100
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	19,000	20,581
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	15,000	17,983
Raytheon Co. Senior Notes 4.70% due 12/15/41	15,000	15,505
		76,169
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	35,000	38,325
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	15,000	18,070
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	18,900	16,254
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	27,539	28,811

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	$67,451	$68,531
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	78,783	88,237
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	11,000	11,715
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	24,193	24,556
		238,104
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	20,000	20,200
Ford Motor Co. Senior Notes 7.45% due 07/16/31	115,000	140,588
		160,788
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	60,000	65,400
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	15,000	16,125
Banks-Commercial — 0.7%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	38,000	40,131
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	21,000	19,563
CIT Group, Inc. Company Guar. Notes 7.00% due 05/04/15*	55,000	55,066
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	261,000	262,790
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,187
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	277,337
Regions Bank Sub. Notes 7.50% due 05/15/18	15,000	16,988
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	19,000	21,146

Security Description	Principal Amount(13)	Value (Note 3)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 03/27/17	$23,000	$22,856
Zions Bancorporation Senior Notes 7.75% due 09/23/14	24,000	26,280
		753,344
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	23,000	23,028
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	82,000	60,269
		83,297
Banks-Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	37,000	28,249
Comerica Bank Sub. Notes 5.20% due 08/22/17	15,000	16,517
		44,766
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	40,000	38,900
Banks-Super Regional — 0.7%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	12,000	12,081
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	14,000	13,862
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	30,000	30,046
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	27,478
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	15,000	16,927
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	17,697
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 03/15/12*(1)	33,000	25,353
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	120,000	123,995
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	3,919

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wachovia Corp. Senior Notes 5.75% due 02/01/18	$155,000	$180,208
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	135,000	134,449
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	125,000	127,807
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	20,000	21,775
		735,597
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	60,000	67,950
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	50,000	75,846
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	203,472
		279,318
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	50,000	50,500
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	11,000	11,797
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	174,064
		236,361
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	20,000	21,225
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	10,000	9,725
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	60,000	63,425
Masco Corp. Bonds 6.50% due 08/15/32	25,000	23,540
		86,965

Security Description	Principal Amount(13)	Value (Note 3)
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	$25,000	$21,500
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	15,000	15,956
		37,456
Cable/Satellite TV — 1.3%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	200,000	214,449
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	65,000	67,275
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	50,000	51,875
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	11,000	12,017
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	144,515
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	59,221
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	110,000	122,650
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	25,000	27,938
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17*	31,000	30,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	95,000	99,774
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22*	225,000	221,911
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42*	12,000	11,690
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	31,000	34,091
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	61,000	65,728
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	15,000	18,512
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	25,000	29,173
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	90,000	96,973
		1,308,517

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Capacitors — 0.0%
Kemet Corp. Senior Notes 10.50% due 05/01/18*	$10,000	$10,800
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(9)	411	455
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	25,000	25,782
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,900
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(2)	10,000	6,875
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,481
		60,493
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	129,784
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	75,000	79,125
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	40,000	38,600
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	11,000	11,165
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	20,000	21,950
		280,624
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,325
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	95,000	99,406
		104,731
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	44,000	45,462
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	33,000	39,882
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	15,000	18,936
		104,280

Security Description	Principal Amount(13)	Value (Note 3)
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	$5,000	$4,525
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,425
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	10,450
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	10,000	6,800
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	18,000	13,725
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	21,000	20,580
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	61,000	61,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	35,000	38,412
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	10,000	10,275
		176,192
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,393
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,750
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	50,959
		85,102
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	41,000	40,975
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	18,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	20,000	21,500
		39,625
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	60,000	65,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	$15,000	$16,350
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,525
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	70,000	78,750
		182,325
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	10,000	10,750
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	35,000	36,750
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,450
		42,200
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,150
Diversified Banking Institutions — 2.5%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 05/10/12(1)	82,000	58,470
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.29% due 06/01/56	20,000	14,024
Bank of America Corp. Senior Notes 3.88% due 03/22/17	50,000	50,276
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,022
Bank of America Corp. Senior Notes 5.70% due 01/24/22	25,000	26,465
Bank of America Corp. Senior Notes 5.75% due 12/01/17	15,000	16,087
Bank of America Corp. Senior Notes 5.88% due 01/05/21	100,000	105,784
Bank of America Corp. Senior Notes 6.00% due 09/01/17	175,000	190,603
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	45,000	47,138

Security Description	Principal Amount(13)	Value (Note 3)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	$15,000	$15,552
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	10,000	10,356
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	146,000	140,317
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	185,136
Citigroup, Inc. Notes 8.50% due 05/22/19	115,000	141,781
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	125,000	127,206
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	150,000	157,556
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/22	25,000	25,718
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,041
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	41,000	44,224
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	42,000	41,613
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	30,000	30,077
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	20,000	20,853
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	110,000	112,625
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	35,000	35,761
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	155,379
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	38,802
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(1)	20,000	21,910
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	200,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	$10,000	$7,418
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	167,700
Morgan Stanley Senior Notes 5.55% due 04/27/17	19,000	19,443
Morgan Stanley Senior Notes 5.63% due 09/23/19	200,000	197,684
NationsBank Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,437
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	65,000	66,300
		2,607,758
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	30,000	33,956
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	125,000	135,379
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	85,000	98,522
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	62,000	68,153
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	105,000	125,448
		461,458
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	11,000	11,073
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	19,660
Harsco Corp. Senior Notes 2.70% due 10/15/15	33,000	33,785
Textron, Inc. Senior Notes 4.63% due 09/21/16	41,000	43,286
		107,804
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	21,800

Security Description	Principal Amount(13)	Value (Note 3)
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	$15,000	$16,856
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	22,525
AES Corp. Senior Notes 8.00% due 06/01/20	55,000	63,112
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	13,000	14,133
		99,770
Electric-Integrated — 0.8%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	12,000	11,759
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	72,119
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	17,532
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	24,000	24,010
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	131,473
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	53,393
DPL, Inc. Senior Notes 7.25% due 10/15/21*	45,000	49,950
Edison International Senior Notes 3.75% due 09/15/17	85,000	89,175
Entergy Corp. Senior Notes 3.63% due 09/15/15	99,000	100,666
Entergy Corp. Senior Notes 4.70% due 01/15/17	24,000	24,997
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	19,000	19,336
Exelon Corp. Senior Notes 5.63% due 06/15/35	15,000	16,185
Georgia Power Co. Senior Notes 3.00% due 04/15/16	10,000	10,576
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(2)	27,000	28,808

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	$10,000	$10,900
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	12,000	12,366
Mirant Mid Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,355	22,802
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	13,000	15,802
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	60,000	76,246
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	14,000	13,979
SCANA Corp. Senior Notes 4.13% due 02/01/22	10,000	10,005
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	8,000	7,658
		819,737
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	15,000	15,750
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	19,000	23,439
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	33,000	34,074
Engineering/R&D Services — 0.0%
URS Corp. Senior Notes 3.85% due 04/01/17*	26,000	25,915
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	34,000	35,219
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	34,000	36,672
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	33,000	33,906
		105,797

Security Description	Principal Amount(13)	Value (Note 3)
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$29,000	$30,077
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	64,032
SLM Corp. Notes 6.00% due 01/25/17	15,000	15,450
SLM Corp. Senior Notes 6.25% due 01/25/16	96,000	99,840
SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,448
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,725
		206,495
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	9,000	9,056
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	18,000	19,874
Lazard Group LLC Senior Notes 6.85% due 06/15/17	205,000	225,374
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(1)(10)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)	19,000	5,557
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	27,376
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	141,769
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	6,000	6,548
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	10,000	10,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	$15,000	$14,695
		451,400
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	21,000	21,695
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	7,000	7,335
		29,030
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	12,000	12,015
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	20,000	19,800
		31,815
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,000
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	35,100
Food-Misc. — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	172,000	182,495
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	57,674
		240,169
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	35,000	35,263
Gas-Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	12,000	12,047
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	100,003
Southern Union Co. Senior Notes 7.60% due 02/01/24	18,000	21,394
		133,444

Security Description	Principal Amount(13)	Value (Note 3)
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	$13,000	$12,524
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,388
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	50,000	53,375
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,875
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	40,000	41,600
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	30,000	29,550
		144,600
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	21,902
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	150,000	149,865
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	28,231
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	20,000	21,710
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	71,243
		292,951
Insurance-Multi-line — 0.4%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	185,724
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	27,000	29,700
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	65,000	69,387
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	100,000	126,652
		411,463

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	$20,000	$21,080
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	140,000	128,394
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	134,811
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	49,000	49,259
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	37,000	36,691
		370,235
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	210,000	285,560
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	25,000	25,286
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	80,000	93,000
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,950
		114,950
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	28,000	28,630
Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	12,000	12,191
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	12,000	12,153
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	26,509
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	23,050
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(9)	25,000	25,593
		87,305

Security Description	Principal Amount(13)	Value (Note 3)
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	$150,000	$153,592
Medical-Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	25,000	30,455
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	20,000	19,450
		49,905
Medical-HMO — 0.3%
Cigna Corp. Senior Notes 4.00% due 02/15/22	130,000	132,308
Cigna Corp. Senior Notes 6.15% due 11/15/36	7,000	7,788
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	19,000	20,798
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	130,000	127,205
		288,099
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	10,000	10,250
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	10,000	10,500
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	143,000	158,909
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	24,313
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	35,000	36,137
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	65,000	72,800
		312,909
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	10,000	10,975
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	25,000	24,875

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	$135,000	$159,797
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	16,000	19,728
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	120,000	133,082
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	17,000	18,658
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	115,000	152,971
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	16,000	21,374
Viacom, Inc. Senior Notes 6.88% due 04/30/36	115,000	144,550
		650,160
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	16,350
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	25,000	26,843
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	7,000	8,348
		35,191
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	120,000	127,456
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	67,751
		195,207
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	25,000	32,093
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	10,000	10,075
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/40	65,000	73,653
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	55,000	67,141

Security Description	Principal Amount(13)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	$15,000	$15,787
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	5,000	5,325
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	5,088
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	40,000	41,200
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	25,000	25,812
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	10,000	10,250
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,850
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,388
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	9,000	7,020
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	55,000	57,887
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	30,000	33,284
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	17,149
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	20,000	24,462
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	11,050
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	25,000	26,250
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	20,000	21,700
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,788
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	26,000	25,773
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	44,000	49,947

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22*	$10,000	$10,000
		564,879
Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	23,000	23,377
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	10,000	9,600
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	10,000	10,500
		20,100
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	35,000	37,100
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	33,000	36,837
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	25,000	27,574
International Paper Co. Senior Notes 6.00% due 11/15/41	15,000	16,282
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	10,000	10,187
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	45,000	52,400
		180,380
Pharmacy Services — 0.3%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	246,000	249,032
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	39,000	40,071
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	26,000	27,825
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	15,000	16,734
		333,662
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	20,000	20,950

Security Description	Principal Amount(13)	Value (Note 3)
Pipelines (continued)
El Paso Corp. Senior Notes 7.00% due 06/15/17	$90,000	$100,219
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	20,000	22,350
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	56,000	62,160
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	12,000	12,645
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	10,000	10,200
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	41,000	43,511
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	110,000	106,149
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/22	24,000	23,561
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.15% due 06/01/42	12,000	11,723
		413,468
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	46,238
Private Corrections — 0.0%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	10,000	10,463
Real Estate Investment Trusts — 1.2%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	15,000	15,497
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	15,000	15,296
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	30,000	31,781
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,000
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	111,211
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	64,319

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	$40,000	$44,000
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	77,340
HCP, Inc. Senior Notes 6.00% due 01/30/17	105,000	116,687
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	130,751
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	35,000	37,100
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	35,000	35,612
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	46,350
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	8,000	8,312
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	150,000	161,356
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,300
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	182,909
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	105,000	105,941
		1,264,762
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	145,000	159,442
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,425
		169,867
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	20,000	19,883
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	146,386
		166,269

Security Description	Principal Amount(13)	Value (Note 3)
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	$25,000	$3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	70,848
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	30,000	34,225
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	10,000	10,650
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	10,000	10,350
		126,073
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	70,000	77,875
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	10,000	11,150
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	20,000	22,050
		111,075
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	140,000	145,184
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	26,000	26,390
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,275
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	11,000	12,509
		28,784
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	13,000	13,779
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	22,000	26,282
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	149,662	172,228

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	$14,591	$15,479
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	23,911	25,539
		253,307
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	49,388
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	5,156
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	20,000	20,400
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	17,000	17,255
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	26,000	23,465
		61,120
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	34,427
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	29,157
		63,584
Retail-Restaurants — 0.0%
McDonald's Corp. Senior Notes 3.70% due 02/15/42	25,000	23,111
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	17,000	17,744
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	5,000	5,225
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	35,000	37,465
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/47	17,000	17,233

Security Description	Principal Amount(13)	Value (Note 3)
Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$38,000	$37,404
		54,637
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	15,000	11,288
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	5,000	5,300
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	30,000	32,138
		37,438
Special Purpose Entities — 0.4%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	19,000	19,277
FUEL Trust Sec. Notes 4.21% due 04/15/16*	393,000	403,327
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	29,000	29,021
		451,625
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	20,000	20,500
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,650
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	7,000	6,757
Corning, Inc. Senior Notes 4.75% due 03/15/42	5,000	4,842
		11,599
Telecom Services — 0.5%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	23,000	26,082
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	220,000	229,384
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	270,871
		526,337

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	$15,000	$15,584
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	50,000	49,704
AT&T, Inc. Senior Notes 3.00% due 02/15/22	27,000	26,460
AT&T, Inc. Senior Notes 5.50% due 02/01/18	55,000	64,798
AT&T, Inc. Senior Notes 6.30% due 01/15/38	85,000	99,900
BellSouth Corp. Senior Notes 6.55% due 06/15/34	10,000	11,415
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	15,000	14,017
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,777
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	75,000	73,238
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	22,000	20,810
CenturyLink, Inc. Senior Notes 7.65% due 03/15/42	35,000	32,886
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	14,140
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	25,000	26,438
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	46,000	49,450
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	20,000	21,350
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	32,025
SBC Communications Senior Notes 6.45% due 06/15/34	10,000	11,791
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	10,000	12,113

Security Description	Principal Amount(13)	Value (Note 3)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	$40,000	$41,800
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	55,000	60,638
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,350
		694,100
Television — 0.2%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	34,000	32,821
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	182,515
		215,336
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	53,789
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	231,000
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	70,000	86,912
		371,701
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	38,000	35,925
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	27,000	30,188
		66,113
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	9,000	9,052
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	25,000	27,500
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,935	2,054
Total U.S. Corporate Bonds & Notes (cost $20,570,579)		21,510,247

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 3.0%
Agricultural Chemicals — 0.0%
Syngenta Finance NV Company Guar. Notes 4.38% due 03/28/42	$12,000	$12,064
Banks-Commercial — 0.5%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	24,000	24,606
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(1)	36,000	33,300
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	127,000	130,586
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(1)	17,000	15,895
Groupe BPCE SA FRS Jr. Sub Notes 2.51% due 06/30/12(1)	55,000	26,744
HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	195,000	198,629
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(1)	16,000	16,864
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	17,000	17,115
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(1)	80,000	43,200
		506,939
Banks-Money Center — 0.1%
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/22*	15,000	14,621
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	40,000	40,300
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	51,842
		106,763
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	50,000	44,072
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	175,000	193,814
Brewery — 0.0%
Heineken NV Senior Notes 3.40% due 04/01/22*	38,000	37,720

Security Description	Principal Amount(13)	Value (Note 3)
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	$40,000	$43,000
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	65,000	71,662
		114,662
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(3)(4)	20,000	0
Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	21,000	20,816
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	30,000	26,132
		46,948
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	17,000	16,533
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,925
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	60,000	66,900
		94,358
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	33,000	32,835
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	28,000	34,637
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/22	40,000	40,178
Xstrata Canada Financial, Ltd. Company Guar. Notes 4.95% due 11/15/21*	27,000	28,286
		135,936
Diversified Operations — 0.0%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	25,000	25,304
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,938
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	218,900

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.0%
Koninklijke Philips Electronics NV Senior Notes 3.75% due 03/15/22	$11,000	$11,065
Koninklijke Philips Electronics NV Senior Notes 5.00% due 03/15/42	10,000	9,980
		21,045
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(1)	43,000	21,930
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(1)	13,000	11,895
XL Group PLC Senior Notes 6.38% due 11/15/24	23,000	25,435
		59,260
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	29,000	32,056
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,575
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	90,000	96,233
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	38,000	42,757
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	13,000	14,538
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	12,000	13,622
		167,150
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	30,000	37,060
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,900
Nexen, Inc. Senior Notes 6.40% due 05/15/37	24,000	26,388
Nexen, Inc. Senior Notes 7.50% due 07/30/39	19,000	23,329
		102,677

Security Description	Principal Amount(13)	Value (Note 3)
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	$54,000	$55,388
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	24,000	25,367
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	24,000	26,364
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	31,000	41,103
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	150,000	161,511
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	46,000	53,349
		363,082
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	21,000	20,970
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	18,000	17,872
		38,842
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	24,000	24,807
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	125,000	126,972
Arcelormittal Senior Notes 4.50% due 02/25/17	31,000	31,091
		158,063
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	85,000	116,830
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	155,000	155,652
		272,482
Television — 0.2%
Videotron, Ltee Senior Notes 5.00% due 07/15/22*	25,000	24,750
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18	147,000	162,435
		187,185

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		$10,000	$10,425
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		31,000	31,992
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		24,000	24,716
			56,708
Total Foreign Corporate Bonds & Notes (cost $3,036,645)			3,119,775
FOREIGN GOVERNMENT AGENCIES — 1.3%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		28,000	29,789
Sovereign — 1.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,400,000	790,240
Government of Canada Senior Notes 0.88% due 02/14/17		23,000	22,721
Republic of Romania Senior Notes 6.75% due 02/07/22*		60,000	62,700
Republic of Turkey Senior Bonds 11.88% due 01/15/30		78,000	131,723
Russian Federation Senior Notes 7.50% due 03/31/30(2)		75,150	89,898
United Mexican States Senior Notes 3.63% due 03/15/22		60,000	61,350
United Mexican States Senior Notes 6.05% due 01/11/40		37,000	44,585
United Mexican States Senior Notes 6.75% due 09/27/34		60,000	77,100
			1,280,317
Total Foreign Government Agencies (cost $1,271,303)			1,310,106
MUNICIPAL BONDS & NOTES — 0.8%
Municipal Bonds — 0.8%
California State General Obligation Bonds 6.20% due 10/01/19		100,000	116,840
California State General Obligation Bonds 6.51% due 04/01/39		25,000	26,859

Security Description	Principal Amount(13)	Value (Note 3)
Municipal Bonds (continued)
California State General Obligation Bonds 7.55% due 04/01/39	$140,000	$181,647
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000	162,627
Ohio State University Revenue Bonds 4.80% due 06/01/2111	25,000	25,662
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	27,000	28,791
State of Illinois General Obligation Bonds 5.67% due 03/01/18	140,000	152,705
State of Illinois General Obligation Bonds 5.88% due 03/01/19	105,000	115,487
Total Municipal Bonds & Notes (cost $685,391)		810,618
U.S. GOVERNMENT AGENCIES — 27.5%
Federal Home Loan Mtg. Corp. — 4.2%
4.00% due 09/01/40	16,854	17,647
4.00% due April TBA	2,500,000	2,613,672
4.50% due 01/01/39	28,163	29,884
5.00% due 07/01/20	22,583	24,397
5.00% due 12/01/20	28,332	30,607
5.00% due 05/01/21	360,664	389,624
5.00% due 07/01/21	109,634	118,437
5.00% due 05/01/34	154,835	170,144
5.00% due 07/01/35	27,585	29,755
5.00% due 08/01/35	155,163	167,365
5.00% due 11/01/35	127,096	137,090
5.50% due 05/01/37	61,925	67,750
5.50% due 06/01/37	27,752	30,440
5.50% due 10/01/37	13,200	14,367
5.50% due 11/01/37	131,388	143,007
5.50% due 07/01/38	43,975	47,864
6.00% due 09/01/26	107,983	119,393
6.00% due 08/01/36	49,863	55,319
6.50% due 05/01/16	702	710
6.50% due 05/01/29	7,056	8,067
6.50% due 07/01/35	8,579	9,765
6.50% due 03/01/36	45,177	50,689
6.50% due 05/01/36	1,079	1,211
7.00% due 04/01/32	13,591	15,759
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	6,309	6,322
Series 1577, Class PK 6.50% due 09/15/23(6)	31,896	35,575
Series 1226, Class Z 7.75% due 03/15/22(6)	1,703	1,866
		4,336,726

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(13)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 14.8%
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(6)	$95,740	$86,255
Federal National Mtg. Assoc. 3.50% due 12/01/41	85,433	87,824
3.50% due 01/01/42	99,655	102,443
4.00% due 09/01/40	22,504	23,610
4.00% due 12/01/40	427,382	450,794
4.00% due April TBA	3,400,000	3,564,688
4.50% due 01/01/39	52,209	55,546
4.50% due 08/01/40	148,240	157,901
4.56% due 01/01/15	731,408	776,859
4.85% due 11/01/15	766,868	840,074
5.00% due 03/01/18	67,094	72,828
5.00% due 06/01/19	14,740	16,002
5.00% due 05/01/35	1,863	2,014
5.00% due 07/01/37	21,763	23,526
5.00% due 07/01/40	130,462	140,992
5.50% due 03/01/18	49,050	53,609
5.50% due 10/01/21	47,791	52,113
5.50% due 06/01/22	20,501	22,344
5.50% due 05/01/34	47,807	52,537
5.50% due 06/01/34	39,228	43,042
5.50% due 09/01/35	2,572,668	2,827,224
5.50% due 12/01/35	120,943	132,381
5.50% due 08/01/36	10,897	11,900
5.50% due 12/01/36	264	289
5.50% due 03/01/37	5,702	6,218
5.50% due 07/01/38	62,785	68,468
5.50% due April TBA	2,100,000	2,288,016
6.00% due 06/01/17	20,082	21,748
6.00% due 06/01/26	79,289	87,538
6.00% due 04/01/27	435,688	480,879
6.00% due 12/01/33	101,926	113,868
6.00% due 05/01/34	60,322	67,097
6.00% due April TBA	1,400,000	1,542,406
6.50% due 06/01/13	13,660	14,130
6.50% due 09/01/32	96,358	109,750
6.50% due 06/01/35	301,682	342,005
6.50% due 02/01/36	81,962	94,345
6.50% due 10/01/37	29,220	32,824
6.50% due April TBA	200,000	224,000
7.00% due 06/01/37	111,508	127,816
		15,217,903
Government National Mtg. Assoc. — 8.5%
3.50% due April TBA	600,000	625,219
4.00% due 09/15/40	1,648,492	1,773,791
4.00% due 11/15/40	236,335	254,285
4.00% due 09/15/41	115,173	123,891
4.00% due April TBA	800,000	858,500
4.50% due April TBA	3,000,000	3,263,906
5.00% due 08/15/39	1,433,381	1,588,842
5.50% due 05/15/36	31,071	34,965
6.00% due 09/15/32	31,769	36,408
6.00% due 12/15/33	125,356	142,504
7.00% due 11/15/31	27,270	31,808
7.00% due 07/15/33	26,267	31,341

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
Government National Mtg. Assoc. (continued)
7.50% due 01/15/32	$18,120	$21,329
8.00% due 11/15/31	6,521	6,802
8.50% due 11/15/17	1,368	1,547
9.00% due 11/15/21	514	607
Government National Mtg. Assoc.., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(6)	21,256	24,497
Series 2005-74, Class HA 7.50% due 09/16/35(6)	446	512
		8,820,754
Total U.S. Government Agencies (cost $27,537,754)		28,375,383
U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 3.0%
0.75% due 02/15/42 TIPS(11)	13,039	12,429
2.13% due 02/15/40 TIPS(11)	35,654	46,878
2.13% due 02/15/41 TIPS(11)	62,508	82,427
3.13% due 11/15/41	459,200	440,473
4.38% due 02/15/38	700,000	840,547
4.38% due 11/15/39	845,300	1,015,680
4.50% due 02/15/36(14)	205,000	250,228
4.63% due 02/15/40	15,000	18,734
4.75% due 02/15/41	225,000	286,769
5.25% due 11/15/28	23,000	30,055
6.63% due 02/15/27(14)	60,000	88,050
		3,112,270
United States Treasury Notes — 3.5%
0.75% due 09/15/13	750,000	754,981
0.88% due 02/28/17	400,000	397,188
1.00% due 10/31/16	150,000	150,375
1.38% due 02/28/19	400,000	394,312
1.75% due 04/15/13	650,000	660,156
1.88% due 09/30/17	375,000	388,330
2.00% due 02/15/22	279,000	273,638
2.38% due 05/31/18	11,000	11,643
3.13% due 05/15/21	4,000	4,354
3.63% due 02/15/20	525,000	595,547
		3,630,524
Total U.S. Government Treasuries (cost $6,427,196)		6,742,794
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(3)(4)	80	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $687.00)	5	750
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $500.00)	5	1,250
		2,000
Total Warrants (cost $83)		2,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 3)
Total Long-Term Investment Securities (cost $92,946,454)		$102,882,618
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.4%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12	400,000	399,999
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.10% due 05/31/12	500,000	499,955
Total Short-Term Investment Securities (cost $899,912)		899,954
REPURCHASE AGREEMENTS — 13.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $236,000 and collateralized by $245,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.15%, due 02/22/17 and having an approximate value of $243,460	$236,000	$236,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $437,000 and collateralized by $445,000 of United States Treasury Notes, bearing interest at 0.75%, due 08/15/13 and having an approximate value of $448,272	437,000	437,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	2,700,000	2,700,000
BNP Paribas SA Joint Repurchase Agreement(12)	3,455,000	3,455,000
Deutsche Bank AG Joint Repurchase Agreement(12)	620,000	620,000
Royal Bank of Scotland Joint Repurchase Agreement(12)	3,455,000	3,455,000
UBS Securities LLC Joint Repurchase Agreement(12)	3,015,000	3,015,000
Total Repurchase Agreements (cost $13,918,000)		13,918,000
TOTAL INVESTMENTS (cost $107,764,366)(15)	114.2%	117,700,572
Liabilities in excess of other assets	(14.2)	(14,658,064)
NET ASSETS	100.0%	$103,042,508

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $6,737,515 representing 6.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $2,003 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/10	5	$—	$750	$150	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	03/1/11	5	—	1,250	250	0.00
				$2,000		0.00%

(6)  Collateralized Mortgage Obligation

(7)  Commercial Mortgage Backed Security

(8)  Interest Only

(9)  Income may be received in cash or additional bonds at the discretion of the issuer.

(10)  Bond in default

(11)  Principal amount of security is adjusted for inflation.

(12)  See Note 3 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(14)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts		Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
20	Short	U.S. Treasury 2YR Notes	June 2012	$4,399,808	$4,402,813	$(3,005)
11	Long	U.S. Treasury 5YR Notes	June 2012	1,348,297	1,347,930	(367)
13	Long	U.S. Treasury 10YR Notes	June 2012	1,674,204	1,683,297	9,093
1	Short	U.S. Long Bonds	June 2012	138,785	137,750	1,035
5	Long	U.S. Ultra Bonds	June 2012	755,742	754,844	(898)
						$5,858

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	MXN	1,330,000	USD	102,893	06/20/12	$—	$(307)
Royal Bank of Canada	BRL	1,349,000	USD	783,300	04/03/12	44,303	—
	BRL	1,349,000	USD	736,233	05/03/12	2,283	—
	USD	741,005	BRL	1,349,000	04/03/12	—	(2,009)
	USD	104,118	MXN	1,330,000	06/20/12	—	(918)
Net Unrealized Appreciation (Depreciation)						$46,586	$(3,234)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$32,417,505	$—	$—	$32,417,505
Preferred Stocks	495,855	43,321	—	539,176
Asset Backed Securities	—	8,055,014	—	8,055,014
U.S. Corporate Bonds & Notes	—	21,261,053	249,194	21,510,247
Foreign Corporate Bonds & Notes	—	3,119,775	0	3,119,775
Foreign Government Agencies	—	1,310,106	—	1,310,106
Municipal Bonds & Notes	—	810,618	—	810,618
U.S. Government Agencies	—	28,375,383	—	28,375,383
U.S. Government Treasuries	—	6,742,794	—	6,742,794
Warrants	—	—	2,000	2,000
Short-Term Investment Securities:
Commercial Paper	—	399,999	—	399,999
U.S. Government Treasuries	—	499,955	—	499,955
Repurchase Agreements	—	13,918,000	—	13,918,000
Other Financial Instruments+		—
Open Futures Contracts - Appreciation	10,128	—	—	10,128
Open Forward Foreign Currency Contracts - Appreciation	—	46,587	—	46,587
Total	$32,923,488	$84,582,605	$251,194	$117,757,287
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$4,270	$—	$—	$4,270
Open Forward Foreign Currency Contracts - Depreciation	—	3,234	—	3,234
Total	$4,270	$3,234	$—	$7,504

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$12,100	$446,699	$0	$1,550
Accrued discounts	—	1,047	—	—
Accrued premiums	—	—	—	—
Realized gain	—	18,104	—	—
Realized loss	—	(1,236)	—	—
Change in unrealized appreciation(1)	—	4,479	—	450
Change in unrealized depreciation(1)	(2,100)	(19,434)	—	—
Net purchases	—	—	—	—
Net sales	(10,000)	(225,021)	—	—
Transfers into Level 3(2)	—	24,556	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 3/31/2012	$—	$249,194	$0	$2,000

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(1,580)	$—	$450

(2) The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	17.8%
Repurchase Agreements	13.5
Government National Mtg. Assoc.	12.2
Diversified Financial Services	10.3
United States Treasury Notes	9.4
United States Treasury Bonds	4.2
Diversified Banking Institutions	4.0
Federal Home Loan Mtg. Corp.	3.7
Cable/Satellite TV	1.7
Real Estate Investment Trusts	1.6
Multimedia	1.5
Sovereign	1.5
Computers	1.4
Banks-Super Regional	1.4
Telephone-Integrated	1.4
Electric-Integrated	1.2
Pharmacy Services	1.2
Banks-Commercial	1.2
Oil Companies-Exploration & Production	1.1
Municipal Bonds	1.0
Medical-Biomedical/Gene	1.0
Oil Companies-Integrated	0.8
E-Commerce/Products	0.8
Telecom Services	0.6
Finance-Investment Banker/Broker	0.6
Special Purpose Entities	0.6
Television	0.6
Pipelines	0.5
Insurance-Life/Health	0.5
Tobacco	0.5
Computers-Memory Devices	0.5
Medical-HMO	0.5
Retail-Apparel/Shoe	0.5
Insurance-Mutual	0.5
Medical-Drugs	0.5
Transport-Services	0.4
Auto-Cars/Light Trucks	0.4
Brewery	0.4
Food-Misc.	0.4
Beverages-Wine/Spirits	0.4
Insurance-Property/Casualty	0.4
Insurance-Multi-line	0.4
Chemicals-Diversified	0.4
Retail-Drug Store	0.4
Medical-Hospitals	0.4
Advertising Agencies	0.4
Applications Software	0.4
Casino Hotels	0.4
Paper & Related Products	0.4
Diversified Manufacturing Operations	0.4
Cellular Telecom	0.3
Industrial Automated/Robotic	0.3
Steel-Producers	0.3
Metal-Diversified	0.3
Metal Processors & Fabrication	0.3
Airlines	0.3
Finance-Consumer Loans	0.3
Enterprise Software/Service	0.3
Retail-Auto Parts	0.3
Office Automation & Equipment	0.3
Agricultural Chemicals	0.3
Aerospace/Defense-Equipment	0.3
Rental Auto/Equipment	0.3%
Broadcast Services/Program	0.2
Oil-Field Services	0.2
Coal	0.2
Wireless Equipment	0.2
Containers-Metal/Glass	0.2
Cosmetics & Toiletries	0.2
Web Portals/ISP	0.2
Real Estate Management/Services	0.2
Retail-Jewelry	0.2
Electronic Components-Semiconductors	0.2
Electric-Generation	0.2
Beverages-Non-alcoholic	0.2
Oil & Gas Drilling	0.2
Electronic Components-Misc.	0.2
Vitamins & Nutrition Products	0.2
Independent Power Producers	0.2
Real Estate Operations & Development	0.2
Machinery-Farming	0.2
Medical Products	0.2
Aerospace/Defense	0.2
Auto-Heavy Duty Trucks	0.2
Transport-Rail	0.1
Banks-Money Center	0.1
Semiconductor Components-Integrated Circuits	0.1
Computer Services	0.1
Gas-Distribution	0.1
Commercial Services-Finance	0.1
Investment Management/Advisor Services	0.1
Commercial Services	0.1
Athletic Footwear	0.1
Commercial Paper	0.1
Apparel Manufacturers	0.1
Retail-Sporting Goods	0.1
Instruments-Controls	0.1
Retail-Building Products	0.1
Electric Products-Misc.	0.1
Retail-Regional Department Stores	0.1
Electronic Connectors	0.1
Hotels/Motels	0.1
Chemicals-Specialty	0.1
Retail-Discount	0.1
Software Tools	0.1
Retail-Propane Distribution	0.1
Finance-Auto Loans	0.1
Building Products-Wood	0.1
Diversified Minerals	0.1
Metal-Copper	0.1
Engineering/R&D Services	0.1
Retail-Mail Order	0.1
Shipbuilding	0.1
Electronic Forms	0.1
Networking Products	0.1
Data Processing/Management	0.1
Oil Field Machinery & Equipment	0.1
Building & Construction Products-Misc.	0.1
Printing-Commercial	0.1
Banks-Mortgage	0.1
118.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Credit Quality†#
Aaa	57.2%
Aa	1.6
A	8.8
Baa	17.3
Ba	7.5
B	1.9
Caa	2.1
Ca	0.2
Not Rated@	3.4
100.0%

† Source: Moody's

# Calculated as a percentage of total debt issues, excluding short-term securities.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 16.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	4,106	$46,849
Aerospace/Defense — 0.1%
Boeing Co.	669	49,754
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	618	77,522
United Technologies Corp.	949	78,710
		156,232
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	98	17,900
Monsanto Co.	858	68,434
Mosaic Co.	1,095	60,542
Potash Corp. of Saskatchewan, Inc.	333	15,215
		162,091
Apparel Manufacturers — 0.1%
Coach, Inc.	491	37,945
Prada SpA†	9,500	61,840
		99,785
Applications Software — 0.4%
Microsoft Corp.	10,504	338,754
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,040	112,778
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.	18,144	226,619
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,383	64,766
Banks-Commercial — 0.2%
Regions Financial Corp.	3,378	22,261
Standard Chartered PLC	4,949	123,489
		145,750
Banks-Fiduciary — 0.0%
State Street Corp.	428	19,474
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,891	105,404
Fifth Third Bancorp	2,980	41,869
PNC Financial Services Group, Inc.	1,387	89,448
SunTrust Banks, Inc.	1,618	39,107
US Bancorp	1,708	54,109
Wells Fargo & Co.	1,746	59,609
		389,546
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,008	74,602
PepsiCo, Inc.	1,608	106,691
		181,293
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA	710	74,239
Brewery — 0.1%
Anheuser-Busch InBev NV	986	72,037

Security Description	Shares	Value (Note 3)
Casino Hotels — 0.3%
MGM Resorts International†	15,158	$206,452
Wynn Resorts, Ltd.	472	58,943
		265,395
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,420	65,576
Dow Chemical Co.	1,864	64,569
E.I. du Pont de Nemours & Co.	230	12,167
LyondellBasell Industries NV, Class A	1,143	49,892
		192,204
Commercial Services — 0.1%
Iron Mountain, Inc.	3,975	114,480
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	280	117,751
Computer Services — 0.1%
International Business Machines Corp.	400	83,460
Computers — 1.4%
Apple, Inc.†	2,131	1,277,471
Dell, Inc.†	2,187	36,304
Hewlett-Packard Co.	747	17,801
		1,331,576
Computers-Memory Devices — 0.3%
EMC Corp.†	10,371	309,886
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	807	78,909
Procter & Gamble Co.	1,705	114,593
		193,502
Cruise Lines — 0.0%
Carnival Corp.	932	29,899
Diversified Banking Institutions — 0.4%
Bank of America Corp.	2,991	28,624
Citigroup, Inc.	1,359	49,671
Goldman Sachs Group, Inc.	1,426	177,352
JPMorgan Chase & Co.	1,874	86,166
Lloyds Banking Group PLC†	56,525	30,383
Morgan Stanley	1,681	33,015
		405,211
Diversified Manufacturing Operations — 0.2%
Dover Corp.	742	46,702
Eaton Corp.	665	33,137
General Electric Co.	3,188	63,983
Parker Hannifin Corp.	46	3,889
		147,711
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	508	102,875
eBay, Inc.†	16,575	611,452
		714,327
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,643	85,732

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electric-Integrated — 0.1%
Dominion Resources, Inc.	814	$41,685
NextEra Energy, Inc.	508	31,029
PG&E Corp.	622	27,001
Progress Energy, Inc.	639	33,937
		133,652
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	3,945	144,979
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	907	35,645
Intel Corp.	2,142	60,212
Micron Technology, Inc.†	3,381	27,386
Texas Instruments, Inc.	1,506	50,617
		173,860
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,385	82,781
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,662	57,023
Engineering/R&D Services — 0.1%
Fluor Corp.	856	51,394
Enterprise Software/Service — 0.3%
Oracle Corp.	8,372	244,128
Entertainment Software — 0.0%
Activision Blizzard, Inc.	318	4,077
Food-Misc. — 0.1%
Kellogg Co.	1,397	74,921
Gold Mining — 0.0%
Newmont Mining Corp.	307	15,740
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	617	26,358
Marriott International, Inc., Class A	791	29,939
Starwood Hotels & Resorts Worldwide, Inc.	458	25,836
		82,133
Human Resources — 0.0%
Monster Worldwide, Inc.†	4,444	43,329
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	104	216
Industrial Automated/Robotic — 0.3%
FANUC Corp.	1,700	301,510
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,561	95,299
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,330	84,309
Prudential PLC	10,933	130,718
		215,027
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,357	50,684
Insurance-Property/Casualty — 0.0%
Chubb Corp.	638	44,092

Security Description	Shares	Value (Note 3)
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	187	$23,194
T. Rowe Price Group, Inc.	1,420	92,726
		115,920
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	425	45,271
Medical Instruments — 0.0%
St. Jude Medical, Inc.	1,000	44,310
Medical Products — 0.1%
Baxter International, Inc.	1,472	87,996
Medical-Biomedical/Gene — 0.8%
Celgene Corp.†	7,361	570,625
Gilead Sciences, Inc.†	515	25,158
Human Genome Sciences, Inc.†	1,688	13,909
Vertex Pharmaceuticals, Inc.†	2,333	95,676
		705,368
Medical-Drugs — 0.4%
Abbott Laboratories	1,093	66,990
Johnson & Johnson	1,716	113,187
Merck & Co., Inc.	1,717	65,933
Pfizer, Inc.	4,717	106,887
		352,997
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,654	97,487
WellPoint, Inc.	207	15,276
		112,763
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,532	264,883
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,734	65,961
Metal-Diversified — 0.3%
Ivanhoe Mines, Ltd.†	17,219	271,027
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	589	40,794
Multimedia — 0.5%
News Corp., Class A	17,055	335,813
Time Warner, Inc.	1,553	58,626
Walt Disney Co.	1,383	60,547
		454,986
Networking Products — 0.1%
Cisco Systems, Inc.	2,573	54,419
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp.	847	66,354
Apache Corp.	493	49,517
Cabot Oil & Gas Corp.	637	19,855
Continental Resources, Inc.†	512	43,940
Devon Energy Corp.	386	27,452
EOG Resources, Inc.	278	30,886
EQT Corp.	318	15,331
Noble Energy, Inc.	212	20,729
Occidental Petroleum Corp.	707	67,328
Range Resources Corp.	402	23,372
Southwestern Energy Co.†	707	21,634
		386,398

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Companies-Integrated — 0.4%
Chevron Corp.	845	$90,618
Exxon Mobil Corp.	1,661	144,058
Hess Corp.	1,283	75,633
Marathon Petroleum Corp.	588	25,496
Suncor Energy, Inc.	1,691	55,296
		391,101
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	622	49,430
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,318	162,098
Weatherford International, Ltd.†	1,701	25,668
		187,766
Pharmacy Services — 0.8%
Express Scripts Holding Co.†	5,540	300,157
Medco Health Solutions, Inc.†	5,725	402,468
SXC Health Solutions Corp.†	789	59,143
		761,768
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,291	37,618
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,178	47,797
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	6,785	325,680
PVH Corp.	212	18,938
		344,618
Retail-Building Products — 0.1%
Home Depot, Inc.	1,785	89,803
Retail-Discount — 0.1%
Target Corp.	572	33,330
Wal-Mart Stores, Inc.	328	20,074
		53,404
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,508	67,558
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A	3,037	190,422
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	639	25,387
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,996	95,968
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	2,060	140,121
Software Tools — 0.1%
VMware, Inc., Class A†	676	75,962
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	632	35,695
United States Steel Corp.	1,426	41,882
		77,577
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,712	24,105

Security Description	Shares	Value (Note 3)
Telephone-Integrated — 0.2%
AT&T, Inc.	1,732	$54,090
CenturyLink, Inc.	1,461	56,468
Verizon Communications, Inc.	1,704	65,144
		175,702
Tobacco — 0.1%
Altria Group, Inc.	1,670	51,553
Transport-Rail — 0.1%
Union Pacific Corp.	1,108	119,088
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,085	136,547
United Parcel Service, Inc., Class B	3,345	270,008
		406,555
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,000	164,960
Web Portals/ISP — 0.2%
Google, Inc., Class A†	300	192,372
Wireless Equipment — 0.2%
Crown Castle International Corp.†	3,765	200,825
Total Common Stock (cost $11,686,363)		14,920,499
PREFERRED STOCK — 0.3%
Banks-Money Center — 0.0%
UBS Preferred Funding Trust IV FRS Series D 0.94%	30	478
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%	28	22,120
Wachovia Capital Trust IX 6.38%	750	18,930
		41,050
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	23	19,161
Goldman Sachs Group, Inc. 6.13%	2,000	50,600
Goldman Sachs Group, Inc. 6.50%	554	14,199
HSBC Holdings PLC Series 2 8.00%	540	14,747
		98,707
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(2)	1,073	27,662
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.52%	60	5,949
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,594

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 3)
PREFERRED STOCK (continued)
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%	400	$556
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,400	53,784
Telecom Services — 0.0%
Qwest Corp. 7.00%	400	10,160
Total Preferred Stock (cost $269,012)		265,940
ASSET BACKED SECURITIES — 9.8%
Diversified Financial Services — 9.8%
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	$120,000	124,053
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	359,230	369,593
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	78,878
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	84,706
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	209,981
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	315,000	324,682
Banc of America Commercial Mtg., Inc. VRS Series 2005-2, Class A4 4.78% due 07/10/43(6)	12,598	12,595
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.66% due 02/25/36(7)	397,495	270,578
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	230,000	258,572
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.92% due 06/11/40(6)	195,000	222,153
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	9,682	10,317
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.52% due 03/25/36(7)	221,761	150,234
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	145,000	155,381
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.41% due 09/25/35(7)	270,998	153,367

Security Description	Principal Amount(14)	Value (Note 3)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	$201,603	$176,190
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	27,517	27,427
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	137,541	141,600
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.61% due 05/25/35(7)	309,122	235,612
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/16*	155,000	154,848
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(6)	390,000	425,562
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	600,000	647,331
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 5.46% due 03/06/20*(6)	170,000	165,325
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(6)	150,000	166,215
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(6)	97,705	108,423
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.69% due 01/25/36(7)	153,531	121,549
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.73% due 03/25/37(7)	76,941	51,933
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.90% due 04/25/36(7)	27,549	19,366
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.94% due 04/25/35(7)	109,635	84,182
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37(7)	91,935	85,930
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	184,382
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.78% due 06/25/35(7)	177,713	133,300
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/41(6)	115,000	134,306
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.35% due 03/25/37	106,438	57,260

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.52% due 02/25/35(7)	$68,665	$62,103
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(7)	141,941	140,481
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.38% due 08/25/36	355,767	185,490
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.38% due 11/25/36	355,000	138,450
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	240,000	271,942
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	125,559	108,019
Morgan Stanley Reremic Trust VRS Series 2010-GG10, Class A4B 5.79% due 08/15/45*(6)	120,215	123,926
MortgageIT Trust FRS Series 2005-4, Class A1 0.52% due 10/25/35(7)	400,705	293,681
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	205,161
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	215,000	240,376
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.34% due 02/25/37	84,163	43,462
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	155,000	153,414
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	51,099
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.31% due 04/25/37	382,810	139,940
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.37% due 05/25/37	209,229	107,670
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.61% due 02/20/47(7)	248,264	192,686
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.48% due 04/25/45(7)	226,596	225,365
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/17*	30,000	30,055
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(7)	407,783	358,840

Security Description	Principal Amount(14)	Value (Note 3)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/35(7)	$295,544	$278,501
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(7)	154,118	114,554
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.17% due 02/15/44*(6)(8)	1,115,466	60,445
Total Asset Backed Securities (cost $8,946,499)		9,071,491
U.S. CORPORATE BONDS & NOTES — 25.0%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	6,000	5,875
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	237,620
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	51,525
		295,020
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*	10,000	10,175
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,669
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	35,000	38,675
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	14,000	15,165
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	11,000	13,187
Raytheon Co. Senior Notes 4.70% due 12/15/41	8,000	8,270
		75,297
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	45,000	49,275
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	55,000	63,456
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	8,000	9,638

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$1,905	$1,905
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	18,900	16,254
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	29,506	30,869
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	62,633	63,636
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	92,686	103,808
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,260
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	29,032	29,467
		250,199
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	150,000	183,375
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	51,000	55,590
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,375
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	20,066
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	7,000	6,521
CIT Group, Inc. Company Guar. Notes 7.00% due 05/04/15*	70,000	70,084
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	310,000	312,126
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,475

Security Description	Principal Amount(14)	Value (Note 3)
Banks-Commercial (continued)
National City Bank Sub. Notes 5.80% due 06/07/17	$250,000	$277,337
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	11,325
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	10,000	11,129
Zions Bancorporation Senior Notes 4.50% due 03/27/17	13,000	12,919
Zions Bancorporation Senior Notes 7.75% due 09/23/14	12,000	13,140
		739,122
Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	13,000	13,015
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	34,000	24,990
		38,005
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	19,000	14,506
Comerica Bank Sub. Notes 5.20% due 08/22/17	10,000	11,012
		25,518
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	45,000	43,763
Banks-Super Regional — 0.9%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	8,000	8,054
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	9,000	8,911
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	17,000	17,026
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	54,956
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,156
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	11,000	12,167

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 05/25/12*(1)	$17,000	$13,061
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	140,000	144,661
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,960
Wachovia Corp. Senior Notes 5.75% due 02/01/18	180,000	209,274
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	180,000	179,265
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	150,000	153,368
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(1)	10,000	10,887
		823,746
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,662
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	70,000	79,275
		84,937
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	65,000	98,600
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	200,000	203,472
		302,072
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	65,000	65,650
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	8,000	8,580
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	152,306
		226,536
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,613

Security Description	Principal Amount(14)	Value (Note 3)
Building & Construction Products-Misc. (continued)
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	$30,000	$37,036
		47,649
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	47,569
Masco Corp. Bonds 6.50% due 08/15/32	25,000	23,540
		71,109
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	5,319
Cable/Satellite TV — 1.7%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	230,000	246,616
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	85,000	87,975
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	65,000	67,437
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	7,000	7,647
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,399
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	100,000	140,796
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	140,000	156,100
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	10,000	11,175
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17*	17,000	16,849
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	105,000	110,277
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22*	300,000	295,882
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42*	7,000	6,819
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.20% due 03/15/20	30,000	32,991

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	$80,000	$86,200
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,341
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	40,000	46,677
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	110,000	118,523
		1,577,704
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(9)	11,161	12,361
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	10,312
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,900
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(2)	5,000	3,438
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,481
		53,492
Casino Services — 0.0%
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	25,000	26,375
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	140,599
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	104,000	109,720
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	19,300
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/20*	16,000	16,240
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	25,000	27,438
		313,297

Security Description	Principal Amount(14)	Value (Note 3)
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	$5,000	$5,325
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	120,000	125,566
Lyondell Chemical Co. Company Guar. Notes 8.00% due 11/01/17	34,000	38,165
		169,056
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	40,000	41,329
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	22,000	26,588
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	10,000	12,624
		80,541
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	6,000	5,430
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,513
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,425
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	15,000	15,675
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	8,387
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	9,800
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	105,000	105,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	40,000	43,900
		203,130
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,901
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,250

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	$20,000	$25,480
		42,631
Computers — 0.0%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	23,000	22,986
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	10,000	10,750
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	65,000	71,175
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	27,250
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	25,000	26,906
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	3,180
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	65,000	73,125
		201,636
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,375
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	45,000	47,250
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,450
		52,700
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	5,000	5,150
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.88% due 01/31/22*	5,000	5,138
		10,288
Diversified Banking Institutions — 3.3%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 05/10/12(1)	41,000	29,235

Security Description	Principal Amount(14)	Value (Note 3)
Diversified Banking Institutions (continued)
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.29% due 06/01/56	$10,000	$7,012
Bank of America Corp. Senior Notes 3.88% due 03/22/17	65,000	65,359
Bank of America Corp. Senior Notes 5.70% due 01/24/22	45,000	47,636
Bank of America Corp. Senior Notes 5.75% due 12/01/17	8,000	8,580
Bank of America Corp. Senior Notes 6.00% due 09/01/17	230,000	250,507
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	103,125
Citigroup, Inc. Senior Notes 4.45% due 01/10/17	50,000	52,375
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	10,000	10,368
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	70,000	72,494
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	50,000	56,049
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	169,000	162,421
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	79,344
Citigroup, Inc. Notes 8.50% due 05/22/19	180,000	221,918
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	140,000	142,470
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	150,000	157,557
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	175,058
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	26,966
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	58,055
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	21,000	20,806

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	$20,000	$20,051
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	8,000	8,341
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	20,000	20,477
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	80,000	81,739
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	310,759
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	26,249
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(1)	10,000	10,955
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	225,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	5,000	3,709
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	182,946
Morgan Stanley Senior Notes 5.55% due 04/27/17	14,000	14,326
Morgan Stanley Senior Notes 5.63% due 09/23/19	150,000	148,263
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	105,301
NationsBank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,194
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	90,000	91,800
		3,001,445
Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	20,000	22,637
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	150,000	162,455
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	125,000	144,886

Security Description	Principal Amount(14)	Value (Note 3)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	$27,000	$29,680
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	50,000	59,737
		419,395
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	9,000	9,060
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,939
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,475
Textron, Inc. Senior Notes 4.63% due 09/21/16	21,000	22,171
		58,645
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	30,000	32,700
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	10,000	11,237
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	22,525
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	74,587
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	7,000	7,610
		104,722
Electric-Integrated — 0.8%
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	7,000	6,859
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	72,119
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	10,957
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	13,006
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	143,425

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	$25,000	$27,809
DPL, Inc. Senior Notes 7.25% due 10/15/21*	40,000	44,400
Edison International Senior Notes 3.75% due 09/15/17	96,000	100,716
Entergy Corp. Senior Notes 3.63% due 09/15/15	120,000	122,020
Entergy Corp. Senior Notes 4.70% due 01/15/17	13,000	13,540
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	10,000	10,177
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,395
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,403
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(2)	15,000	16,004
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	21,800
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	7,000	7,213
Mirant Mid Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,942	9,121
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	8,000	9,725
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	80,000	101,661
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	8,000	7,988
SCANA Corp. Senior Notes 4.13% due 02/01/22	6,000	6,003
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	4,000	3,829
		761,170
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,350

Security Description	Principal Amount(14)	Value (Note 3)
Electronic Components-Misc. (continued)
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	$5,000	$5,700
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	5,000	5,813
		18,863
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,804
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	19,000	19,619
Engineering/R&D Services — 0.0%
URS Corp. Senior Notes 3.85% due 04/01/17*	14,000	13,954
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	19,681
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	21,572
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	10,000	10,681
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	19,000	19,521
		71,455
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,445
Finance-Consumer Loans — 0.3%
SLM Corp. Senior Notes 5.63% due 08/01/33	90,000	76,838
SLM Corp. Notes 6.00% due 01/25/17	20,000	20,600
SLM Corp. Senior Notes 6.25% due 01/25/16	116,000	120,640
SLM Corp. Senior Notes 7.25% due 01/25/22	10,000	10,448
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,725
		245,251

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	$6,000	$6,038
Finance-Investment Banker/Broker — 0.6%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	14,000	15,458
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	296,834
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(1)(10)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)	10,000	2,925
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	20,005
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	190,359
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	4,366
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	10,000	9,796
		539,746
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	14,000	14,463
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	5,000	5,240
		19,703
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	7,000	7,009
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,950
		11,959
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	18,000

Security Description	Principal Amount(14)	Value (Note 3)
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	$30,000	$35,100
Food-Misc. — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	218,000	231,302
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	65,000	81,495
		312,797
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	15,113
Gas-Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	7,000	7,027
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	100,003
Southern Union Co. Senior Notes 7.60% due 02/01/24	12,000	14,263
		121,293
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	7,000	6,744
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,388
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/21	65,000	69,387
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,438
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	4,600
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	55,000	57,200
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	15,000	14,775
		151,400
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,429

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	$150,000	$149,865
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,115
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	14,000	15,197
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	76,332
		265,938
Insurance-Multi-line — 0.3%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	165,000	180,262
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	19,000	20,900
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	85,000	90,737
		291,899
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,540
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	220,000	201,762
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	170,288
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	27,000	27,143
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	20,000	19,833
		429,566
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	240,000	326,354
Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	14,000	14,160
Machinery-Farming — 0.2%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	100,000	116,250
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	27,437
		143,687

Security Description	Principal Amount(14)	Value (Note 3)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	$9,000	$9,203
Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	7,000	7,111
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	8,000	8,102
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	12,623
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	23,050
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(9)	5,000	5,119
		48,894
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	185,000	189,430
Medical-Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,273
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/21*	30,000	29,175
		47,448
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/22	160,000	162,840
Cigna Corp. Senior Notes 6.15% due 11/15/36	4,000	4,451
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	9,000	9,852
UnitedHealth Group, Inc. Senior Notes 2.88% due 03/15/22	165,000	161,452
		338,595
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	12,000	12,300
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	40,000	42,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	$140,000	$155,575
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	40,000	41,300
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19	90,000	100,800
		351,975
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	9,950
Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	270,000	319,595
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,864
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	145,000	160,808
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	13,000	14,268
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	135,000	179,574
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	12,000	16,031
Viacom, Inc. Senior Notes 6.88% due 04/30/36	150,000	188,543
		888,683
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,900
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	11,000	11,811
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	4,000	4,770
		16,581
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 4.25% due 02/15/15	150,000	159,320
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	79,043
		238,363

Security Description	Principal Amount(14)	Value (Note 3)
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	$18,000	$23,107
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	5,038
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/40	80,000	90,649
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	79,348
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,525
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	5,000	5,088
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	20,600
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	36,137
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,125
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	5,000	4,850
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	70,000	73,675
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	35,000	38,831
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	45,000	51,448
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,525
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	30,000	31,500
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,275
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,788
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	14,000	13,878
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	23,000	26,109

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22*	$10,000	$10,000
		540,389
Oil Companies-Integrated — 0.0%
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	13,000	13,213
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	10,000	9,600
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	2,000	2,095
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,250
		16,945
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	45,000	47,700
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	25,000	27,907
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	17,000	18,750
International Paper Co. Senior Notes 6.00% due 11/15/41	8,000	8,684
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	7,000	7,131
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	35,000	40,756
		150,928
Pharmacy Services — 0.4%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	262,000	265,229
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	22,000	22,604
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	15,000	16,054
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	9,000	10,040
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	50,000	52,065
		365,992

Security Description	Principal Amount(14)	Value (Note 3)
Pipelines — 0.5%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	$10,000	$10,475
El Paso Corp. Senior Notes 7.00% due 06/15/17	125,000	139,193
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	15,645
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	71,000	78,810
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	7,000	7,376
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,100
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	55,000	58,369
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,313
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	135,000	130,273
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/22	14,000	13,744
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.15% due 06/01/42	7,000	6,838
		471,136
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	46,237
Real Estate Investment Trusts — 1.6%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	5,166
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	5,099
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	19,000	20,128
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,000
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	139,014
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	76,013

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	$65,000	$71,500
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	77,339
HCP, Inc. Senior Notes 6.00% due 01/30/17	125,000	138,913
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	141,000	147,487
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	26,500
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	40,700
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	56,650
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	5,000	5,195
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	175,000	188,249
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,300
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	235,169
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	113,000	114,013
		1,427,435
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	165,000	181,434
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	10,000	10,425
		191,859
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,941
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	135,930
		145,871

Security Description	Principal Amount(14)	Value (Note 3)
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	$10,000	$1
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	80,969
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	45,000	51,338
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	10,000	10,650
		142,957
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	45,000	50,062
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	22,300
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	27,563
		99,925
Retail-Auto Parts — 0.3%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	230,000	238,516
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	35,000	35,525
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,275
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	7,000	7,961
		24,236
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	88,000	105,128
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	136,056	156,571
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,728	10,319
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	13,948	14,898
		286,916

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	$55,000	$60,362
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	5,000	5,156
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	5,000	5,100
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	27,000	27,405
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	45,000	40,612
		73,117
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	40,000	45,902
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	11,663
		57,565
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,350
McDonald's Corp. Senior Notes 3.70% due 02/15/42	14,000	12,942
		18,292
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	8,350
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	25,000	26,125
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group Sub. Notes 7.25% due 12/15/21	19,000	20,338
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/47	9,000	9,123
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	20,000	19,687
		28,810

Security Description	Principal Amount(14)	Value (Note 3)
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	$10,000	$7,525
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	10,000	10,600
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21	45,000	48,206
		58,806
Special Purpose Entities — 0.5%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	13,000	13,189
FUEL Trust Sec. Notes 4.21% due 04/15/16*	461,000	473,114
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	16,000	16,012
		502,315
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,250
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,188
		15,438
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,650
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	4,000	3,861
Corning, Inc. Senior Notes 4.75% due 03/15/42	3,000	2,905
		6,766
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	13,608
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,723
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	25,000	27,563
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	245,000	255,450

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	$190,000	$257,327
		570,671
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	10,000	10,389
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	27,000	26,840
AT&T, Inc. Senior Notes 3.00% due 02/15/22	15,000	14,700
AT&T, Inc. Senior Notes 5.50% due 02/01/18	85,000	100,142
AT&T, Inc. Senior Notes 6.30% due 01/15/38	110,000	129,282
BellSouth Corp. Senior Notes 6.55% due 06/15/34	7,000	7,991
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	10,000	9,345
Centurylink, Inc. Senior Notes 5.15% due 06/15/17	25,000	25,777
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	75,000	73,238
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	15,000	14,189
CenturyLink, Inc. Senior Notes 7.65% due 03/15/42	19,000	17,853
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,575
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	56,000	60,200
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	26,687
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	35,000	37,362
SBC Communications Senior Notes 6.45% due 06/15/34	7,000	8,254
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	5,000	6,057

Security Description	Principal Amount(14)	Value (Note 3)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22	$45,000	$47,025
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	80,000	88,200
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	15,000	16,050
		719,767
Television — 0.3%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	17,000	16,410
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	256,662
		273,072
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	47,065
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	190,000	258,177
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	80,000	99,328
		404,570
Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	21,000	19,853
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	12,000	13,417
		33,270
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	5,000	5,029
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,500
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,370
Total U.S. Corporate Bonds & Notes (cost $21,886,178)		22,991,970

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES — 3.3%
Agricultural Chemicals — 0.0%
Syngenta Finance NV Company Guar. Notes 4.38% due 03/28/42	$7,000	$7,037
Banks-Commercial — 0.2%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	13,000	13,328
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(1)	16,000	14,800
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	116,000	119,276
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(1)	9,000	8,415
Groupe BPCE SA FRS Jr. Sub Notes 2.51% due 06/30/12(1)	23,000	11,184
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(1)	8,000	8,432
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	10,067
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(1)	40,000	21,600
		207,102
Banks-Money Center — 0.1%
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/22*	8,000	7,798
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	55,000	55,413
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	65,000	67,394
		130,605
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	28,000	24,681
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	200,000	221,501
Brewery — 0.0%
Heineken NV Senior Notes 3.40% due 04/01/22*	20,000	19,853

Security Description	Principal Amount(14)	Value (Note 3)
Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.00% due 11/01/21*	$40,000	$43,000
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	90,000	99,225
		142,225
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05(3)(4)†	20,000	0
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	11,000	10,903
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	105,000	113,512
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	20,000	17,422
		141,837
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	10,000	9,725
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	20,000	21,850
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	30,000	33,450
		65,025
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	18,000	17,910
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	12,000	14,845
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/22	19,000	19,084
Xstrata Canada Financial, Ltd. Company Guar. Notes 4.95% due 11/15/21*	15,000	15,715
		67,554
Diversified Operations — 0.0%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	13,000	13,158
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,938

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	$245,000	$268,152
Electronic Components-Misc. — 0.0%
Koninklijke Philips Electronics NV Senior Notes 3.75% due 03/15/22	6,000	6,035
Koninklijke Philips Electronics NV Senior Notes 5.00% due 03/15/42	5,000	4,990
		11,025
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.15% due 07/15/14(1)	18,000	9,180
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(1)	1,000	915
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,953
		20,048
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	17,000	18,791
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,575
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	105,000	112,272
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	22,000	24,754
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	11,000	12,302
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	7,000	7,946
		157,274
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	17,000	21,001
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	20,000	21,200
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	15,393
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,367
		64,961

Security Description	Principal Amount(14)	Value (Note 3)
Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	$31,000	$31,797
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	15,000	15,855
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	18,000	19,773
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,214
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	175,000	188,429
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/41	75,000	86,982
		364,050
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	11,000	10,984
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	10,000	9,929
		20,913
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/17	35,000	35,000
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	100,000	105,630
		140,630
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	13,437
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	150,000	152,367
Arcelormittal Senior Notes 4.50% due 02/25/17	40,000	40,117
		192,484
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	100,000	137,447
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	185,000	185,778
		323,225

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)		Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Television — 0.3%
Videotron, Ltee Senior Notes 5.00% due 07/15/22*		$30,000	$29,700
Videotron, Ltee Company Guar. Notes 9.13% due 04/15/18		177,000	195,585
			225,285
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18		15,000	15,638
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22		17,000	17,544
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42		14,000	14,417
			31,961
Total Foreign Corporate Bonds & Notes (cost $2,892,140)			2,996,965
FOREIGN GOVERNMENT AGENCIES — 1.5%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15		17,000	18,086
Sovereign — 1.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,500,000	846,686
Government of Canada Senior Notes 0.88% due 02/14/17		13,000	12,842
Republic of Romania Senior Notes 6.75% due 02/07/22*		20,000	20,900
Republic of Turkey Senior Bonds 11.88% due 01/15/30		30,000	50,663
Russian Federation Bonds. 3.25% due 04/04/17*		200,000	200,100
Russian Federation Senior Notes 7.50% due 03/31/30(2)		41,750	49,943
United Mexican States Senior Notes 3.63% due 03/15/22		40,000	40,900
United Mexican States Senior Notes 6.05% due 01/11/40		19,000	22,895
United Mexican States Senior Notes 6.75% due 09/27/34		75,000	96,375
			1,341,304
Total Foreign Government Agencies (cost $1,331,183)			1,359,390

Security Description	Principal Amount(14)	Value (Note 3)
MUNICIPAL BONDS & NOTES — 1.0%
Municipal Bonds — 1.0%
California State General Obligation Bonds 6.20% due 10/01/19	$100,000	$116,840
California State General Obligation Bonds 6.51% due 04/01/39	45,000	48,346
California State General Obligation Bonds 7.55% due 04/01/39	185,000	240,034
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000	183,840
Ohio State University Revenue Bonds 4.80% due 06/01/2111	18,000	18,477
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	18,000	19,194
State of Illinois General Obligation Bonds 5.67% due 03/01/18	175,000	190,881
State of Illinois General Obligation Bonds 5.88% due 03/01/19	130,000	142,983
Total Municipal Bonds & Notes (cost $810,953)		960,595
U.S. GOVERNMENT AGENCIES — 33.7%
Federal Home Loan Mtg. Corp. — 3.7%
3.50% due 02/01/42	19,950	20,461
4.00% due 05/01/40	511,530	539,765
4.00% due April TBA	2,000,000	2,090,938
4.50% due 01/01/39	12,758	13,537
5.00% due 12/01/20	10,749	11,612
5.00% due 07/01/21	47,398	51,130
5.00% due 05/01/34	46,502	51,277
5.00% due 07/01/35	11,238	12,122
5.00% due 08/01/35	51,689	55,754
5.00% due 11/01/35	17,851	19,255
5.50% due 07/01/34	25,668	28,095
5.50% due 07/01/35	38,785	42,324
5.50% due 04/01/37	33,466	36,426
5.50% due 05/01/37	21,769	23,816
5.50% due 08/01/37	82,086	90,038
5.50% due 07/01/38	21,987	23,932
6.00% due 09/01/26	107,984	119,394
6.00% due 08/01/36	16,621	18,440
6.50% due 05/01/16	351	355
6.50% due 05/01/29	9,431	10,782
6.50% due 11/01/34	15,607	17,691
6.50% due 03/01/36	21,978	24,660
6.50% due 05/01/36	432	484
6.50% due 11/01/37	12,953	14,533
7.00% due 04/01/32	6,796	7,880
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(7)	6,390	6,402

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(14)	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 1577, Class PK 6.50% due 09/15/23(7)	$51,033	$56,920
Series 1226, Class Z 7.75% due 03/15/22(7)	2,384	2,612
		3,390,635
Federal National Mtg. Assoc. — 17.8%
3.50% due 12/01/41	69,539	71,485
4.00% due April TBA	4,900,000	5,137,344
4.50% due 01/01/39	20,883	22,218
4.50% due 06/01/39	477,674	514,629
4.56% due 01/01/15	731,408	776,859
4.85% due 11/01/15	766,868	840,074
5.00% due 03/01/18	25,047	27,187
5.00% due 06/01/19	7,370	8,001
5.00% due 07/01/40	64,559	69,769
5.50% due 06/01/20	189,052	206,506
5.50% due 07/01/20	99,217	108,377
5.50% due 03/01/21	120,078	131,164
5.50% due 04/01/21	158,300	172,618
5.50% due 06/01/21	160,455	174,968
5.50% due 10/01/21	153,308	168,563
5.50% due 12/01/21	213,836	233,538
5.50% due 06/01/22	147,255	160,496
5.50% due 05/01/34	9,490	10,429
5.50% due 06/01/34	19,614	21,521
5.50% due 12/01/35	58,837	64,401
5.50% due 06/01/36	1,036,749	1,139,332
5.50% due 12/01/36	1,803	1,969
5.50% due 07/01/38	7,245	7,900
5.50% due April TBA	3,300,000	3,595,453
6.00% due 06/01/17	10,041	10,874
6.00% due 06/01/26	79,291	87,540
6.00% due 03/01/27	102,080	112,700
6.00% due 12/01/33	9,051	10,111
6.00% due 05/01/34	34,305	38,158
6.00% due 07/01/34	3,609	4,015
6.00% due 07/01/38	63,470	69,994
6.00% due April TBA	1,900,000	2,093,266
6.50% due 08/01/16	7,549	8,319
6.50% due 09/01/32	26,601	30,298
6.50% due 04/01/34	6,508	7,378
6.50% due 11/01/35	29,153	32,904
6.50% due 02/01/36	76,672	88,255
6.50% due 07/01/36	12,564	14,114
6.50% due 10/01/37	16,607	18,655
7.00% due 06/01/37	111,508	127,816
		16,419,198
Government National Mtg. Assoc. — 12.2%
3.50% due April TBA	800,000	833,625
4.00% due 10/15/40	41,990	45,182
4.00% due 11/15/40	927,774	998,292
4.00% due 02/15/41	36,467	39,227
4.00% due 07/15/41	918,567	988,098
4.00% due 09/15/41	39,444	42,429
4.00% due 10/15/41	535,761	576,316
4.00% due 11/15/41	500,049	537,901
4.00% due April TBA	900,000	965,812

Security Description	Principal Amount(14)	Value (Note 3)
Government National Mtg. Assoc. (continued)
4.50% due April TBA	$1,700,000	$1,849,547
5.00% due 01/15/33	8,412	9,316
5.00% due 12/15/38	500,000	552,823
5.00% due 04/15/39	849,983	939,780
5.00% due 01/15/40	223,576	248,662
5.00% due 04/15/40	23,254	25,769
5.00% due 06/15/40	968,434	1,073,166
5.00% due 04/15/41	500,000	552,823
5.00% due 11/15/41	49,927	55,326
5.50% due 04/15/36	173,285	195,004
6.00% due 02/15/33	74,284	84,306
6.50% due 07/15/28	382,258	446,036
6.50% due 08/15/28	18,200	21,248
6.50% due 09/15/28	33,444	39,045
6.50% due 11/15/28	34,793	40,620
7.00% due 11/15/31	10,662	12,436
7.00% due 01/15/33	16,725	19,955
7.00% due 05/15/33	24,024	28,209
7.50% due 01/15/32	9,060	10,665
8.00% due 02/15/30	2,457	2,857
8.50% due 11/15/17	1,422	1,608
9.00% due 11/15/21	578	683
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/15/35(7)	7,795	8,983
Series 2005-74, Class HA 7.50% due 09/16/35(7)	959	1,100
Series 2005-74, Class HC 7.50% due 09/16/35(7)	4,639	5,357
		11,252,206
Total U.S. Government Agencies (cost $30,415,171)		31,062,039
U.S. GOVERNMENT TREASURIES — 13.6%
United States Treasury Bonds — 4.2%
0.75% due 02/15/42 TIPS(11)	7,021	6,692
2.13% due 02/15/40 TIPS(11)	23,068	30,333
2.13% due 02/15/41 TIPS(11)	50,293	66,324
3.13% due 11/15/41	510,700	489,873
3.75% due 08/15/41	22,000	23,784
3.88% due 08/15/40	375,000	414,785
4.38% due 02/15/38	1,300,000	1,561,015
4.38% due 11/15/39	470,000	564,734
4.63% due 02/15/40	6,000	7,494
4.75% due 02/15/41	2,000	2,549
5.25% due 11/15/28	34,000	44,429
6.63% due 02/15/27(12)	450,000	660,375
8.13% due 08/15/19	8,000	11,621
		3,884,008
United States Treasury Notes — 9.4%
0.38% due 06/30/13	2,950,000	2,953,917
0.63% due 07/15/14	825,000	828,996
0.75% due 09/15/13	750,000	754,981
0.88% due 02/28/17	200,000	198,594
1.00% due 10/31/16	200,000	200,500
1.38% due 02/28/19	200,000	197,156
1.50% due 06/30/16	1,070,000	1,098,338
1.88% due 09/30/17	600,000	621,328
2.00% due 02/15/22	125,000	122,598
2.13% due 11/30/14	4,000	4,173
2.13% due 08/15/21	28,000	27,980

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.38% due 05/31/18	$4,000	$4,234
2.63% due 08/15/20	625,000	658,936
3.63% due 08/15/19	2,000	2,270
4.75% due 08/15/17	850,000	1,009,375
		8,683,376
Total U.S. Government Treasuries (cost $12,046,971)		12,567,384
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(3)(4)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $687.00)	2	300
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $500.00)	2	500
		800
Total Warrants (cost $33)		800
Total Long-Term Investment Securities (cost $90,284,503)		96,197,073
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Commercial Paper — 0.1%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12 (cost $100,000)	100,000	100,000
REPURCHASE AGREEMENTS — 13.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $184,000 and collateralized by $190,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.15%, due 02/22/17 and having an approximate value of $188,806	184,000	184,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $300,000 and collateralized by $305,000 of United States Treasury Notes, bearing interest at 0.75%, due 08/15/13 and having an approximate value of $307,242	300,000	300,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	2,435,000	2,435,000
BNP Paribas SA Joint Repurchase Agreement(13)	3,115,000	3,115,000
Deutsche Bank AG Joint Repurchase Agreement(13)	560,000	560,000

Security Description	Shares/ Principal Amount(14)	Value (Note 3)
Royal Bank of Scotland Joint Repurchase Agreement(13)	$3,115,000	$3,115,000
UBS Securities LLC Joint Repurchase Agreement(13)	2,715,000	2,715,000
Total Repurchase Agreements (cost $12,424,000)		12,424,000
TOTAL INVESTMENTS (cost $102,808,503)(15)	118.0%	108,721,073
Liabilities in excess of other assets	(18.0)	(16,570,941)
NET ASSETS	100.0%	$92,150,132

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $6,961,417 representing 7.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Perpetual maturity — maturity date reflects the next call date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $801 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/16 (strike price $687.00) Warrants	11/11/2010	2	$—	$300	$150	0.00%
ION Media Networks, Inc. Expries 12/18/16 (strike price $500.00) Warrants	03/1/2011	2	—	500	250	0.00
				$800		0.00%

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  Income may be received in cash or additional bonds at the discretion of the issuer.

(10)  Bond in default

(11)  Principal amount of security is adjusted for inflation.

(12)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(13)  See Note 3 for details of Joint Repurchase Agreements.

(14)  Denominated in United States dollars unless otherwise indicated.

(15)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
13	Short	U.S. Treasury 2YR Notes	June 2012	$2,861,150	$2,861,828	$(678)
18	Long	U.S. Treasury 5YR Notes	June 2012	2,217,023	2,205,703	(11,320)
6	Long	U.S. Treasury 10YR Notes	June 2012	777,085	776,906	(179)
10	Short	U.S. Long Bonds	June 2012	1,382,332	1,377,500	4,832
5	Long	U.S. Ultra Bonds	June 2012	749,707	754,844	5,137
						$(2,208)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	MXN	1,675,000	USD	129,583	06/20/12	$—	$(387)
Royal Bank of Canada	BRL	1,432,000	USD	831,495	04/03/12	47,030	—
	BRL	1,432,000	USD	781,531	05/03/12	2,424	—
	USD	786,597	BRL	1,432,000	04/03/12	—	(2,133)
	USD	131,126	MXN	1,675,000	06/20/12	—	(1,156)
Net Unrealized Appreciation (Depreciation)						$49,454	$(3,676)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,920,499	$—		$14,920,499
Preferred Stocks	246,779	19,161	$—	265,940
Asset Backed Securities	—	9,071,491	—	9,071,491
U.S. Corporate Bonds & Notes	—	22,736,909	255,061	22,991,970
Foreign Corporate Bonds & Notes	—	2,996,965	0	2,996,965
Foreign Government Agencies	—	1,359,390	—	1,359,390
Municipal Bonds & Notes	—	960,595	—	960,595
U.S. Government Agencies	—	31,062,039	—	31,062,039
U.S. Government Treasuries	—	12,567,384	—	12,567,384
Warrants	—	—	800	800
Short-Term Investment Securities:
Commercial Paper	—	100,000	—	100,000
Repurchase Agreements	—	12,424,000	—	12,424,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	9,969	—	—	9,969
Open Forward Foreign Currency Contracts - Appreciation	—	49,454	—	49,454
Total	$15,177,247	$93,347,388	$255,861	$108,780,496
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$12,177	$—	$—	$12,177
Open Forward Foreign Currency Contracts - Depreciation	—	3,676	—	3,676
Total	$12,177	$3,676	$—	$15,853

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$6,050	$443,413	$0	$620
Accrued discounts	—	419	—	—
Accrued premiums	—	—	—	—
Realized gain	—	18,168	—	—
Realized loss	—	(350)	—	—
Change in unrealized appreciation(1)	—	4,132	—	180
Change in unrealized depreciation(1)	(1,050)	(18,259)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(221,929)	—	—
Transfers into Level 3(2)	—	29,467	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 3/31/2012	$—	$255,061	$0	$800

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$409	$—	$180

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	5.0%
U.S. Government Treasuries	4.8
Oil Companies-Integrated	4.4
Medical-Drugs	4.0
Computers	3.9
Diversified Banking Institutions	3.1
Banks-Commercial	2.4
Real Estate Investment Trusts	2.3
Telephone-Integrated	2.3
Electric-Integrated	1.9
Oil Companies-Exploration & Production	1.9
Federal National Mtg. Assoc.	1.8
Tobacco	1.7
Diversified Manufacturing Operations	1.7
Medical-HMO	1.5
Applications Software	1.4
Electronic Components-Semiconductors	1.4
Web Portals/ISP	1.3
Chemicals-Diversified	1.3
Cable/Satellite TV	1.3
Electric Products-Misc.	1.2
Banks-Super Regional	1.1
Food-Misc.	1.0
Agricultural Chemicals	0.9
Diversified Financial Services	0.9
Exchange-Traded Funds	0.9
Retail-Building Products	0.9
Auto-Cars/Light Trucks	0.8
United States Treasury Notes	0.8
Oil-Field Services	0.8
Insurance-Multi-line	0.8
Retail-Drug Store	0.8
Aerospace/Defense	0.8
Multimedia	0.8
Medical-Biomedical/Gene	0.8
Computer Services	0.8
Retail-Discount	0.7
Semiconductor Equipment	0.7
Retail-Apparel/Shoe	0.7
Networking Products	0.7
Engineering/R&D Services	0.7
Cellular Telecom	0.6
Government National Mtg. Assoc.	0.6
Enterprise Software/Service	0.6
Finance-Investment Banker/Broker	0.6
Insurance-Reinsurance	0.6
Cosmetics & Toiletries	0.6
Telecom Services	0.6
Food-Retail	0.5
Beverages-Non-alcoholic	0.5
Medical-Wholesale Drug Distribution	0.5
Oil Refining & Marketing	0.5
Insurance-Property/Casualty	0.5
Commercial Services-Finance	0.5
Gas-Distribution	0.5
Television	0.5
Insurance-Life/Health	0.5
Casino Hotels	0.5
Auto/Truck Parts & Equipment-Original	0.5
Retail-Restaurants	0.5
Retail-Regional Department Stores	0.5
Electronic Security Devices	0.4%
Airlines	0.4
Engines-Internal Combustion	0.4
Brewery	0.4
Apparel Manufacturers	0.4
Finance-Other Services	0.4
Chemicals-Specialty	0.4
Metal-Diversified	0.4
Data Processing/Management	0.4
Building & Construction Products-Misc.	0.4
Coal	0.4
Metal-Iron	0.4
Oil Field Machinery & Equipment	0.3
Insurance Brokers	0.3
Satellite Telecom	0.3
Diversified Minerals	0.3
Electric-Generation	0.3
Hotels/Motels	0.3
Medical Products	0.3
Machinery-General Industrial	0.3
Computers-Integrated Systems	0.3
Retail-Auto Parts	0.3
Pipelines	0.3
Banks-Fiduciary	0.3
Aerospace/Defense-Equipment	0.3
Internet Security	0.3
Oil & Gas Drilling	0.3
Rental Auto/Equipment	0.3
Real Estate Management/Services	0.3
Independent Power Producers	0.3
Medical-Hospitals	0.3
Real Estate Operations & Development	0.3
Electronic Measurement Instruments	0.3
Transport-Rail	0.3
Containers-Paper/Plastic	0.3
Retail-Bedding	0.2
Diversified Operations	0.2
Paper & Related Products	0.2
Building-Heavy Construction	0.2
Steel-Producers	0.2
E-Commerce/Services	0.2
Auto-Heavy Duty Trucks	0.2
Publishing-Books	0.2
Investment Companies	0.2
Vitamins & Nutrition Products	0.2
Finance-Consumer Loans	0.2
Semiconductor Components-Integrated Circuits	0.2
Printing-Commercial	0.2
Investment Management/Advisor Services	0.2
Beverages-Wine/Spirits	0.2
Retail-Office Supplies	0.2
Computers-Memory Devices	0.2
Import/Export	0.2
Broadcast Services/Program	0.2
Electronic Components-Misc.	0.2
Audio/Video Products	0.2
Private Corrections	0.2
Retail-Automobile	0.2
Federal Home Loan Mtg. Corp.	0.1
Machinery-Electrical	0.1
Electronics-Military	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Shipbuilding	0.1%
Metal Processors & Fabrication	0.1
Human Resources	0.1
Disposable Medical Products	0.1
Retail-Pet Food & Supplies	0.1
Therapeutics	0.1
Consumer Products-Misc.	0.1
Finance-Leasing Companies	0.1
Retail-Consumer Electronics	0.1
SupraNational Banks	0.1
Machinery-Farming	0.1
Medical-Generic Drugs	0.1
Electronic Design Automation	0.1
Seismic Data Collection	0.1
Agricultural Operations	0.1
Food-Meat Products	0.1
Electronic Parts Distribution	0.1
Commercial Services	0.1
Electric-Transmission	0.1
Food-Baking	0.1
Financial Guarantee Insurance	0.1
Sugar	0.1
Wireless Equipment	0.1
Industrial Gases	0.1
Internet Application Software	0.1
Building-Residential/Commercial	0.1
Theaters	0.1
Finance-Mortgage Loan/Banker	0.1
Coatings/Paint	0.1
Consulting Services	0.1
Office Supplies & Forms	0.1
Retail-Misc./Diversified	0.1
Respiratory Products	0.1
Building Products-Cement	0.1
Textile-Products	0.1
Pharmacy Services	0.1
Publishing-Newspapers	0.1
Home Furnishings	0.1
Funeral Services & Related Items	0.1
Diagnostic Kits	0.1
Food-Catering	0.1
Retail-Major Department Stores	0.1
Industrial Automated/Robotic	0.1
Finance-Credit Card	0.1
Medical Information Systems	0.1
Municipal Bonds	0.1
Retail-Computer Equipment	0.1
United States Treasury Bonds	0.1
Transport-Services	0.1
Power Converter/Supply Equipment	0.1
Insurance-Mutual	0.1
Medical Instruments	0.1
Toys	0.1
Circuit Boards	0.1
Gas-Transportation	0.1
Motion Pictures & Services	0.1
Direct Marketing	0.1
Textile-Apparel	0.1
Diversified Operations/Commercial Services	0.1
Machinery-Material Handling	0.1
Petrochemicals	0.1
Appliances	0.1%
Building & Construction-Misc.	0.1
Retail-Home Furnishings	0.1
Retail-Sporting Goods	0.1
Instruments-Scientific	0.1
Retail-Toy Stores	0.1
Racetracks	0.1
Soap & Cleaning Preparation	0.1
Hospital Beds/Equipment	0.1
Retail-Propane Distribution	0.1
Banks-Money Center	0.1
101.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 74.0%
Advertising Agencies — 0.0%
WPP PLC	6,000	$82,006
Advertising Services — 0.0%
Vertis, Inc.(8)(11)	99	1
Aerospace/Defense — 0.8%
Embraer SA ADR	3,808	121,780
Lockheed Martin Corp.	7,790	700,009
MTU Aero Engines Holding AG	261	21,022
Raytheon Co.	11,000	580,580
		1,423,391
Aerospace/Defense-Equipment — 0.2%
European Aeronautic Defence and Space Co. NV	7,084	290,099
Exelis, Inc.	8,900	111,428
		401,527
Agricultural Biotech — 0.0%
Vilmorin & Cie	28	3,027
Agricultural Chemicals — 0.9%
Agrium, Inc.	116	10,019
CF Industries Holdings, Inc.	1,967	359,272
Incitec Pivot, Ltd.	1,943	6,340
Intrepid Potash, Inc.†	167	4,063
Monsanto Co.	12,537	999,951
Mosaic Co.	124	6,856
Potash Corp. of Saskatchewan, Inc.	345	15,763
Syngenta AG	767	265,183
Uralkali OJSC	3,430	26,101
Yara International ASA	187	8,919
		1,702,467
Agricultural Operations — 0.1%
Andersons, Inc.	54	2,629
Archer-Daniels-Midland Co.	321	10,163
Astra Agro Lestari Tbk PT	1,500	3,830
Black Earth Farming, Ltd. SDR†	572	1,124
Bunge, Ltd.	131	8,966
Chaoda Modern Agriculture Holdings, Ltd.(8)(11)	10,000	644
Cresud SACIF y A ADR	233	2,871
First Resources, Ltd.	47,000	71,413
Golden Agri-Resources, Ltd.	115,000	71,815
GrainCorp., Ltd.	676	6,337
Indofood Agri Resources, Ltd.†	1,000	1,237
IOI Corp. Bhd	3,500	6,101
Kuala Lumpur Kepong Bhd	800	6,424
KWS Saat AG	12	2,705
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,500	3,930
SLC Agricola SA	257	2,744
Wilmar International, Ltd.	2,000	7,796
		210,729
Airlines — 0.4%
AirAsia Bhd	14,600	16,442
Delta Air Lines, Inc.†	31,000	307,210
International Consolidated Airlines Group SA†	22,170	63,837

Security Description	Shares	Value (Note 3)
Airlines (continued)
Korean Air Lines Co., Ltd.	1,327	$58,559
United Continental Holdings, Inc.†	12,400	266,600
		712,648
Apparel Manufacturers — 0.4%
Christian Dior SA	409	62,758
Coach, Inc.	7,087	547,683
G-III Apparel Group, Ltd.†	1,968	55,931
		666,372
Appliances — 0.1%
LG Corp.	297	17,038
Whirlpool Corp.	1,037	79,704
		96,742
Applications Software — 1.4%
Actuate Corp.†	12,893	80,968
Microsoft Corp.	75,972	2,450,097
Parametric Technology Corp.†	1,279	35,735
RealPage, Inc.†	1,735	33,260
		2,600,060
Audio/Video Products — 0.2%
Sony Corp.	11,400	234,694
VOXX International Corp.†	4,379	59,379
		294,073
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	314	28,238
Brilliance China Automotive Holdings, Ltd.†	52,000	56,048
Daimler AG	2,384	143,747
Dongfeng Motor Group Co., Ltd.	6,000	10,817
Fiat SpA†	9,219	54,198
General Motors Co.†	18,800	482,220
Isuzu Motors, Ltd.	20,000	117,192
Kia Motors Corp.	1,864	121,903
Nissan Motor Co., Ltd.	12,900	137,307
Suzuki Motor Corp.	7,800	186,307
Volvo AB, Class B	1,406	20,487
		1,358,464
Auto-Heavy Duty Trucks — 0.2%
Fiat Industrial SpA	6,740	71,913
Hino Motors, Ltd.	22,000	158,947
Navistar International Corp.†	3,172	128,307
		359,167
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	4,500	157,992
American Axle & Manufacturing Holdings, Inc.†	1,542	18,057
Dana Holding Corp.	2,179	33,775
Hyundai Mobis	433	109,487
Lear Corp.	3,500	162,715
Valeo SA	472	24,752
		506,778
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,301	23,080

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Banks-Commercial — 2.0%
Agricultural Bank of China, Ltd.	240,000	$102,607
Australia & New Zealand Banking Group, Ltd.	13,516	325,653
Banco Bilbao Vizcaya Argentaria SA	1,344	10,696
Banco Santander SA	13,189	101,495
Bank Mandiri Persero Tbk PT	123,500	92,517
Bank of the Ozarks, Inc.	915	28,603
Bank Rakyat Indonesia Persero Tbk PT	90,500	68,785
Cardinal Financial Corp.	2,390	27,007
China Construction Bank Corp.	506,000	391,609
CIT Group, Inc.†	3,400	140,216
Citizens & Northern Corp.	1,511	30,220
City National Corp.	900	47,223
Commonwealth Bank of Australia	4,035	209,401
DBS Group Holdings, Ltd.	2,000	22,561
DNB ASA	1,464	18,818
East West Bancorp, Inc.	4,372	100,949
Financial Institutions, Inc.	1,559	25,209
First Financial Bancorp	1,227	21,227
Hachijuni Bank, Ltd.	18,000	106,125
Hanmi Financial Corp.†	3,100	31,372
Heartland Financial USA, Inc.	1,041	18,051
Home Bancshares, Inc.	1,160	30,868
Industrial & Commercial Bank of China	421,000	271,611
Irish Bank Resolution Corp., Ltd.†(8)(11)	72,610	0
Kasikornbank PCL NVDR	25,000	124,797
MainSource Financial Group, Inc.	2,295	27,655
National Australia Bank, Ltd.	4,090	104,221
National Bank of Canada	500	39,786
Peoples Bancorp, Inc.	1,448	25,398
Popular, Inc.†	12,211	25,033
Republic Bancorp, Inc., Class A	557	13,323
Resona Holdings, Inc.	17,600	81,015
Sberbank of Russia ADR†	24,469	327,640
Southside Bancshares, Inc.	1,827	40,377
Standard Chartered PLC	5,817	145,147
Svenska Handelsbanken AB, Class A	4,356	138,862
Swedbank AB, Class A	8,740	135,807
Turkiye Vakiflar Bankasi Tao	8,327	15,792
Virginia Commerce Bancorp, Inc.†	3,763	33,039
Washington Banking Co.	1,810	24,996
Westpac Banking Corp.	5,032	114,099
		3,639,810
Banks-Fiduciary — 0.3%
Northern Trust Corp.	9,800	465,010
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,256	15,826
Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	7,200	464,328
Wells Fargo & Co.	41,156	1,405,066
		1,869,394

Security Description	Shares	Value (Note 3)
Batteries/Battery Systems — 0.0%
EnerSys†	1,778	$61,608
Beverages-Non-alcoholic — 0.5%
Coca-Cola Amatil, Ltd.	1,497	19,337
Coca-Cola Co.	5,700	421,857
Dr Pepper Snapple Group, Inc.	9,100	365,911
PepsiCo, Inc.	2,800	185,780
		992,885
Beverages-Wine/Spirits — 0.1%
Diageo PLC	9,049	217,470
Brewery — 0.4%
Anheuser-Busch InBev NV	2,047	149,554
Grupo Modelo SAB de CV, Series C	12,954	90,823
Heineken Holding NV	2,551	119,420
Molson Coors Brewing Co., Class B	6,600	298,650
		658,447
Building & Construction Products-Misc. — 0.2%
China National Building Material Co., Ltd.	56,000	70,599
Cie de St. Gobain	570	25,456
Fletcher Building, Ltd.	14,103	77,830
Fortune Brands Home & Security, Inc.†	7,000	154,490
		328,375
Building & Construction-Misc. — 0.1%
Carillion PLC	9,836	46,946
Multiplan Empreendimentos Imobiliarios SA	2,100	49,065
		96,011
Building Products-Cement — 0.1%
Asia Cement Corp.	52,000	63,339
BBMG Corp.	11,500	9,685
China Shanshui Cement Group, Ltd.	97,000	76,570
		149,594
Building-Heavy Construction — 0.2%
Chicago Bridge & Iron Co. NV	4,200	181,398
Daelim Industrial Co., Ltd.	1,227	132,657
Empresas ICA SAB de CV†	39,393	75,068
Vinci SA	711	37,077
		426,200
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,151	36,326
Cable/Satellite TV — 0.9%
British Sky Broadcasting Group PLC	2,934	31,724
Comcast Corp., Class A	46,100	1,383,461
Jupiter Telecommunications Co., Ltd.	17	17,027
Kabel Deutschland Holding AG†	2,583	159,535
Knology, Inc.†	2,154	39,203
		1,630,950

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Casino Hotels — 0.2%
Ameristar Casinos, Inc.	2,344	$43,669
Trump Entertainment Resorts, Inc.†(8)(11)	12	12
Wynn Resorts, Ltd.	2,400	299,712
		343,393
Casino Services — 0.0%
Shuffle Master, Inc.†	1,512	26,611
Cellular Telecom — 0.4%
China Mobile, Ltd.	15,000	165,056
ENTEL Chile SA	4,459	90,157
MetroPCS Communications, Inc.†	6,500	58,630
NTT DoCoMo, Inc.	10	16,600
Tim Participacoes SA ADR	2,848	91,876
Vodafone Group PLC	107,995	297,455
		719,774
Chemicals-Diversified — 1.1%
Arkema SA	332	30,938
BASF SE	4,190	366,530
Bayer AG	703	49,449
Innophos Holdings, Inc.	1,497	75,030
Innospec, Inc.†	1,385	42,076
K + S AG	684	35,783
Koninklijke DSM NV	2,685	155,361
Lanxess AG	651	53,813
LyondellBasell Industries NV, Class A	8,900	388,485
Nitto Denko Corp.	6,300	253,842
Nufarm, Ltd.†	968	4,813
PPG Industries, Inc.	4,400	421,520
Sasol, Ltd.	1,464	70,709
Sociedad Quimica y Minera de Chile SA ADR	200	11,734
Westlake Chemical Corp.	1,000	64,790
		2,024,873
Chemicals-Other — 0.0%
American Vanguard Corp.	2,128	46,156
Chemicals-Plastics — 0.0%
Landec Corp.†	4,357	28,451
PolyOne Corp.	3,738	53,827
		82,278
Chemicals-Specialty — 0.3%
Albemarle Corp.	3,100	198,152
Cytec Industries, Inc.	1,900	115,501
Givaudan SA†	65	62,646
Minerals Technologies, Inc.	510	33,359
NewMarket Corp.	136	25,486
OM Group, Inc.†	859	23,631
WR Grace & Co.†	1,905	110,109
		568,884
Circuit Boards — 0.1%
Tripod Technology Corp.	16,870	56,587
TTM Technologies, Inc.†	4,463	51,280
		107,867

Security Description	Shares	Value (Note 3)
Coal — 0.2%
Adaro Energy Tbk PT	432,500	$91,287
Peabody Energy Corp.	7,200	208,512
		299,799
Coatings/Paint — 0.1%
Valspar Corp.	3,300	159,357
Commercial Services — 0.0%
Acacia Research Corp.†	433	18,073
Standard Parking Corp.†	1,418	29,069
		47,142
Commercial Services-Finance — 0.4%
Alliance Data Systems Corp.†	2,547	320,820
Cardtronics, Inc.†	1,472	38,640
Global Cash Access Holdings, Inc.†	8,760	68,328
Global Payments, Inc.(11)	4,600	216,292
TNS, Inc.†	3,804	82,661
		726,741
Communications Software — 0.0%
SolarWinds, Inc.†	526	20,330
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,413	29,009
Computer Data Security — 0.0%
Gemalto NV	489	32,276
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	1,487	22,156
Computer Services — 0.7%
CACI International, Inc., Class A†	840	52,323
Computershare, Ltd.	4,615	43,024
International Business Machines Corp.	5,129	1,070,166
LivePerson, Inc.†	1,401	23,495
Manhattan Associates, Inc.†	648	30,799
SYKES Enterprises, Inc.†	1,567	24,759
Unisys Corp.†	487	9,604
		1,254,170
Computers — 3.9%
Apple, Inc.†	11,346	6,801,586
Asustek Computer, Inc.	1,660	15,664
Dell, Inc.†	26,905	446,623
		7,263,873
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	21,900	125,925
Fujitsu, Ltd.	51,000	268,648
MTS Systems Corp.	743	39,446
Netscout Systems, Inc.†	2,351	47,819
NTT Data Corp.	18	63,262
		545,100
Computers-Memory Devices — 0.2%
SanDisk Corp.†	255	12,646
STEC, Inc.†	2,385	22,514
Western Digital Corp.†	5,700	235,923
Xyratex, Ltd.	1,721	27,381
		298,464

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	671	$22,304
Consulting Services — 0.1%
Towers Watson & Co., Class A	2,400	158,568
Consumer Products-Misc. — 0.0%
Helen of Troy, Ltd.†	714	24,283
Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	4,100	132,389
Sealed Air Corp.	7,300	140,963
		273,352
Cosmetics & Toiletries — 0.5%
Kao Corp.	5,400	141,703
Procter & Gamble Co.	10,404	699,253
		840,956
Data Processing/Management — 0.2%
Acxiom Corp.†	2,093	30,725
Dun & Bradstreet Corp.	2,100	177,933
Fair Isaac Corp.	2,328	102,199
		310,857
Diagnostic Kits — 0.1%
OraSure Technologies, Inc.†	11,479	131,894
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	2,500	246,800
Distribution/Wholesale — 0.0%
Beacon Roofing Supply, Inc.†	1,765	45,466
Diversified Banking Institutions — 2.6%
Bank of America Corp.	8,514	81,479
Barclays PLC	92,478	347,979
BNP Paribas SA	4,426	209,998
Citigroup, Inc.	5,708	208,628
Deutsche Bank AG	4,062	202,099
HSBC Holdings PLC	40,417	358,662
JPMorgan Chase & Co.	45,589	2,096,182
Lloyds Banking Group PLC†	197,605	106,215
Mitsubishi UFJ Financial Group, Inc.	43,700	217,523
Morgan Stanley	46,100	905,404
UniCredit SpA	11,021	55,208
		4,789,377
Diversified Financial Services — 0.1%
KB Financial Group, Inc.	3,010	109,848
Yuanta Financial Holding Co., Ltd.†	68,696	35,728
		145,576
Diversified Manufacturing Operations — 1.6%
AZZ, Inc.	694	35,838
Chase Corp.	1,238	19,498
Danaher Corp.	15,500	868,000
Dover Corp.	6,190	389,599
General Electric Co.	41,762	838,163
ITT Corp.	4,400	100,936
Koppers Holdings, Inc.	1,233	47,544
LSB Industries, Inc.†	2,567	99,908

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations (continued)
Siemens AG	2,408	$242,761
Standex International Corp.	683	28,133
Textron, Inc.	10,300	286,649
		2,957,029
Diversified Minerals — 0.2%
BHP Billiton PLC	4,843	147,762
BHP Billiton, Ltd.	6,803	243,893
Xstrata PLC	3,230	55,177
		446,832
Diversified Operations — 0.2%
C C Land Holdings, Ltd.	179,000	36,881
LVMH Moet Hennessy Louis Vuitton SA	396	68,052
Siam Cement PCL NVDR	7,700	88,606
Swire Pacific, Ltd., Class A	21,000	235,405
		428,944
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC	6,277	100,802
E-Commerce/Products — 0.0%
Daum Communications Corp.†	514	54,029
E-Commerce/Services — 0.2%
Expedia, Inc.	3,650	122,056
IAC/InterActiveCorp.	4,900	240,541
Orbitz Worldwide, Inc.†	5,637	17,193
Rakuten, Inc.	26	27,234
		407,024
E-Marketing/Info — 0.0%
Constant Contact, Inc.†	1,732	51,596
ValueClick, Inc.†	787	15,536
		67,132
E-Services/Consulting — 0.0%
Websense, Inc.†	1,390	29,315
Electric Products-Misc. — 1.1%
AMETEK, Inc.	5,900	286,209
Emerson Electric Co.	19,955	1,041,252
Hitachi, Ltd.	49,000	314,353
Mitsubishi Electric Corp.	41,000	362,595
		2,004,409
Electric-Generation — 0.2%
AES Corp.†	24,423	319,209
China WindPower Group, Ltd.†	1,120,000	49,758
Electric Power Development Co., Ltd.	1,100	29,822
		398,789
Electric-Integrated — 1.4%
Ameren Corp.	9,400	306,252
Chubu Electric Power Co., Inc.	2,200	39,710
CMS Energy Corp.	10,300	226,600
DTE Energy Co.	6,300	346,689
EDP - Energias de Portugal SA	6,803	19,789
Enel SpA	30,241	109,381
Entergy Corp.	6,300	423,360
GDF Suez	6,150	158,878

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electric-Integrated (continued)
International Power PLC	2,542	$16,467
Origin Energy, Ltd.	3,095	42,799
PG&E Corp.	13,200	573,012
RWE AG	1,576	75,259
TECO Energy, Inc.	9,500	166,725
Westar Energy, Inc.	5,187	144,873
		2,649,794
Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,309	161,921
Electronic Components-Misc. — 0.2%
Hon Hai Precision Industry Co., Ltd.	48,252	187,191
Vishay Intertechnology, Inc.†	8,900	108,224
		295,415
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	2,600	20,852
Broadcom Corp., Class A†	9,900	389,070
Cavium, Inc.†	664	20,544
Entropic Communications, Inc.†	6,251	36,443
GT Advanced Technologies, Inc.†	879	7,269
Infineon Technologies AG	14,235	145,541
Integrated Silicon Solution, Inc.†	2,145	23,938
Intel Corp.	16,204	455,495
NVIDIA Corp.†	14,400	221,616
OmniVision Technologies, Inc.†	1,194	23,880
QLogic Corp.†	19,658	349,126
Samsung Electronics Co., Ltd.	460	517,630
SK Hynix, Inc.†	4,250	109,715
Skyworks Solutions, Inc.†	3,140	86,821
Spreadtrum Communications, Inc. ADR	1,000	16,500
Texas Instruments, Inc.	700	23,527
		2,447,967
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	18,100	214,304
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	10,300	458,453
Electronic Parts Distribution — 0.1%
LITE-ON IT Corp.	53,000	55,937
Tech Data Corp.†	2,789	151,331
		207,268
Electronic Security Devices — 0.4%
Tyco International, Ltd.	14,600	820,228
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,800	268,926
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	900	27,630
Engineering/R&D Services — 0.7%
ABB, Ltd.†	8,010	164,335
Chiyoda Corp.	1,000	12,698
Fluor Corp.	6,015	361,141

Security Description	Shares	Value (Note 3)
Engineering/R&D Services (continued)
KEPCO Engineering & Construction Co., Inc.	837	$60,353
KEPCO Plant Service & Engineering Co., Ltd.	1,460	53,217
McDermott International, Inc.†	10,000	128,100
Samsung Engineering Co., Ltd.	400	85,433
SembCorp Industries, Ltd.	37,000	155,411
Singapore Technologies Engineering, Ltd.	17,000	43,952
URS Corp.	3,300	140,316
		1,204,956
Engines-Internal Combustion — 0.4%
Cummins, Inc.	5,700	684,228
Enterprise Software/Service — 0.6%
BMC Software, Inc.†	7,500	301,200
CA, Inc.	13,277	365,914
Concur Technologies, Inc.†	527	30,239
JDA Software Group, Inc.†	1,946	53,476
Oracle Corp.	8,750	255,150
SAP AG	1,521	106,215
Tyler Technologies, Inc.†	574	22,048
Ultimate Software Group, Inc.†	407	29,825
		1,164,067
Entertainment Software — 0.0%
Konami Corp.	2,300	65,190
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	785	20,693
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.	20,810	108,133
Nelnet, Inc., Class A	1,380	35,756
Ocwen Financial Corp.†	4,327	67,631
Portfolio Recovery Associates, Inc.†	307	22,018
		233,538
Finance-Investment Banker/Broker — 0.4%
E*Trade Financial Corp.†	4,840	52,998
FXCM, Inc., Class A	2,059	26,746
Interactive Brokers Group, Inc., Class A	3,603	61,251
Jefferies Group, Inc.	14,600	275,064
Macquarie Group, Ltd.	581	17,501
SWS Group, Inc.	4,044	23,132
TD Ameritrade Holding Corp.	15,800	311,892
		768,584
Finance-Leasing Companies — 0.1%
ORIX Corp.	2,160	206,162
Finance-Other Services — 0.3%
BM&FBovespa SA	12,700	78,199
CBOE Holdings, Inc.	7,400	210,308
MarketAxess Holdings, Inc.	312	11,634
NASDAQ OMX Group, Inc.†	9,900	256,410
		556,551
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	11,878	196,225

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	14,000	$200,604
Food-Catering — 0.1%
Compass Group PLC	12,445	130,482
Food-Dairy Products — 0.0%
Glanbia PLC	406	3,011
Food-Meat Products — 0.0%
BRF - Brasil Foods SA ADR	324	6,483
Maple Leaf Foods, Inc.	262	3,123
Smithfield Foods, Inc.†	148	3,261
Tyson Foods, Inc., Class A	258	4,941
		17,808
Food-Misc. — 0.9%
Ajinomoto Co., Inc.	2,000	25,081
Associated British Foods PLC	1,580	30,832
Campbell Soup Co.	7,900	267,415
Chiquita Brands International, Inc.†	114	1,002
ConAgra Foods, Inc.	15,400	404,404
Corn Products International, Inc.	135	7,783
Danone	1,086	75,751
Kerry Group PLC, Class A	5,225	241,810
Nestle SA	7,099	446,686
Unilever PLC	1,326	43,776
Zhongpin, Inc.†	3,997	44,966
		1,589,506
Food-Retail — 0.5%
Distribuidora Internacional de Alimentacion SA	13,527	67,058
Jeronimo Martins SGPS SA	1,864	37,974
Koninklijke Ahold NV	13,679	189,552
Kroger Co.	19,700	477,331
Tesco PLC	8,084	42,670
WM Morrison Supermarkets PLC	8,646	41,211
Woolworths, Ltd.	5,795	155,952
		1,011,748
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	7,500	14,080
Spartan Stores, Inc.	1,240	22,469
		36,549
Footwear & Related Apparel — 0.0%
Stella International Holdings, Ltd.	9,500	23,048
Gambling (Non-Hotel) — 0.0%
OPAP SA	7,047	68,328
Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	16,100	317,492
Centrica PLC	36,226	183,333
National Grid PLC	20,724	208,999
Toho Gas Co., Ltd.	12,000	70,750
Tokyo Gas Co., Ltd.	13,000	61,254
		841,828

Security Description	Shares	Value (Note 3)
Gold Mining — 0.0%
Gold Fields, Ltd.	4,339	$59,392
Newcrest Mining, Ltd.	865	26,593
		85,985
Home Furnishings — 0.1%
La-Z-Boy, Inc.†	3,447	51,567
Select Comfort Corp.†	1,568	50,788
		102,355
Hotels/Motels — 0.3%
Home Inns & Hotels Management, Inc. ADR†	1,715	43,750
Marriott International, Inc., Class A	7,600	287,660
Wyndham Worldwide Corp.	4,900	227,899
		559,309
Human Resources — 0.1%
Randstad Holding NV	921	34,750
Robert Half International, Inc.	6,200	187,860
		222,610
Import/Export — 0.2%
Marubeni Corp.	7,000	50,489
Mitsui & Co., Ltd.	6,100	100,009
Toyota Tsusho Corp.	8,000	162,861
		313,359
Independent Power Producers — 0.1%
NRG Energy, Inc.†	10,700	167,669
Industrial Automated/Robotic — 0.1%
Deepocean Group (Shell)†(8)(11)(14)	1,109	18,853
Hollysys Automation Technologies, Ltd.†	10,173	107,834
		126,687
Industrial Gases — 0.1%
Linde AG	965	173,169
Instruments-Controls — 0.0%
China Automation Group, Ltd.	108,000	28,650
Instruments-Scientific — 0.1%
FEI Co.†	1,899	93,260
Insurance Brokers — 0.3%
Aon PLC†	11,700	574,002
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	3,764	48,066
China Pacific Insurance Group Co., Ltd.	6,400	19,904
CNO Financial Group, Inc.†	5,236	40,736
ING Groep NV CVA†	7,886	65,703
Protective Life Corp.	1,203	35,633
Prudential PLC	10,354	123,795
Suncorp Group, Ltd.	13,482	117,309
Swiss Life Holding AG†	1,438	171,088
Symetra Financial Corp.	2,553	29,436
		651,670

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Insurance-Multi-line — 0.6%
ACE, Ltd.	821	$60,097
Allianz SE	1,480	176,603
American Financial Group, Inc.	4,062	156,712
Assurant, Inc.	4,600	186,300
AXA SA	11,868	196,746
Hartford Financial Services Group, Inc.	17,600	371,008
Ping An Insurance Group Co.	1,000	7,578
		1,155,044
Insurance-Property/Casualty — 0.4%
American Safety Insurance Holdings, Ltd.†	1,929	36,362
Amtrust Financial Services, Inc.	692	18,601
Arch Capital Group, Ltd.†	6,076	226,270
Fidelity National Financial, Inc., Class A	10,700	192,921
Insurance Australia Group, Ltd.	41,474	146,067
WR Berkley Corp.	5,500	198,660
		818,881
Insurance-Reinsurance — 0.6%
Berkshire Hathaway, Inc., Class B†	5,200	421,980
Everest Re Group, Ltd.	2,100	194,292
Maiden Holdings, Ltd.	2,561	23,049
Reinsurance Group of America, Inc.	3,500	208,145
RenaissanceRe Holdings, Ltd.	2,419	183,191
SCOR SE	773	20,887
Swiss Re AG†	618	39,468
		1,091,012
Internet Application Software — 0.1%
Tencent Holdings, Ltd.	6,000	167,509
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	4,834	78,214
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,981	60,420
Internet Security — 0.3%
Symantec Corp.†	23,400	437,580
VASCO Data Security International, Inc.†	5,597	60,392
		497,972
Internet Telephone — 0.0%
BroadSoft, Inc.†	586	22,414
Intimate Apparel — 0.0%
Warnaco Group, Inc.†	647	37,785
Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	810	17,982
Investment AB Kinnevik, Class B	7,359	171,189
Israel Corp., Ltd.	242	162,912
		352,083

Security Description	Shares	Value (Note 3)
Investment Management/Advisor Services — 0.2%
Eaton Vance Corp.	9,500	$271,510
National Financial Partners Corp.†	1,252	18,955
		290,465
Lasers-System/Components — 0.0%
Coherent, Inc.†	498	29,048
Newport Corp.†	966	17,118
		46,166
Leisure Products — 0.0%
Brunswick Corp.	1,635	42,101
Machinery-Construction & Mining — 0.0%
China National Materials Co., Ltd.	165,000	66,505
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	922	45,242
Fuji Electric Co., Ltd.	47,000	123,789
Schindler Holding AG	862	103,704
		272,735
Machinery-Farming — 0.1%
AGCO Corp.†	4,082	192,711
CNH Global NV†	214	8,496
Deere & Co.	169	13,672
Lindsay Corp.	100	6,627
		221,506
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	2,183	89,787
Chart Industries, Inc.†	1,073	78,683
DXP Enterprises, Inc.†	1,391	60,495
IHI Corp.	25,000	63,127
Kadant, Inc.†	1,475	35,134
Metso Oyj	257	10,985
Rheinmetall AG	391	23,151
Wabtec Corp.	2,000	150,740
		512,102
Machinery-Material Handling — 0.1%
Cascade Corp.	1,074	53,829
NACCO Industries, Inc., Class A	401	46,664
		100,493
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	10,052	72,575
Medical Imaging Systems — 0.0%
MELA Sciences, Inc.†	5,219	23,329
Medical Information Systems — 0.1%
athenahealth, Inc.†	383	28,388
Computer Programs & Systems, Inc.	413	23,342
EPocrates, Inc.†	1,572	13,488
Quality Systems, Inc.	1,337	58,467
		123,685
Medical Instruments — 0.1%
CONMED Corp.	2,157	64,430
Kensey Nash Corp.	816	23,876
Synergetics USA, Inc.†	3,577	23,250
		111,556

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Products — 0.3%
ABIOMED, Inc.†	1,935	$42,938
Biosensors International Group, Ltd.†	22,000	26,339
Coloplast A/S, Class B	598	103,534
Fresenius SE & Co. KGaA	1,300	133,313
Greatbatch, Inc.†	2,708	66,400
Synthes, Inc.*(8)	769	133,406
Zoll Medical Corp.†	249	23,065
		528,995
Medical-Biomedical/Gene — 0.8%
Affymax, Inc.†	2,318	27,213
Amarin Corp. PLC ADR†	803	9,090
Cambrex Corp.†	3,747	26,192
Charles River Laboratories International, Inc.†	770	27,789
Cubist Pharmaceuticals, Inc.†	1,124	48,613
Gilead Sciences, Inc.†	17,800	869,530
InterMune, Inc.†	1,536	22,533
Medicines Co.†	4,401	88,328
PDL BioPharma, Inc.	5,968	37,897
RTI Biologics, Inc.†	5,847	21,634
Spectrum Pharmaceuticals, Inc.†	2,187	27,622
United Therapeutics Corp.†	4,118	194,081
		1,400,522
Medical-Drugs — 4.0%
Abbott Laboratories	1,800	110,322
Astellas Pharma, Inc.	2,500	102,694
AstraZeneca PLC	4,179	185,757
Elan Corp. PLC ADR†	3,599	54,021
Eli Lilly & Co.	22,484	905,431
Endo Pharmaceuticals Holdings, Inc.†	6,483	251,087
Forest Laboratories, Inc.†	18,546	643,361
GlaxoSmithKline PLC	16,047	358,442
Grifols SA ADR†	9,019	69,536
Hi-Tech Pharmacal Co., Inc.†	1,205	43,296
Jazz Pharmaceuticals PLC†	3,916	189,809
Johnson & Johnson	9,987	658,743
MAP Pharmaceuticals, Inc.†	610	8,760
Medicis Pharmaceutical Corp., Class A	1,604	60,294
Merck & Co., Inc.	7,376	283,238
Mitsubishi Tanabe Pharma Corp.	800	11,221
Novartis AG	5,900	326,536
Novo Nordisk A/S, Class B	1,262	174,728
Orion Oyj, Class B	3,319	65,601
Otsuka Holdings Co., Ltd.	6,500	192,401
Pernix Therapeutics Holdings†	1,374	12,366
Pfizer, Inc.	78,523	1,779,331
Roche Holding AG	1,567	272,710
Salix Pharmaceuticals, Ltd.†	692	36,330
Sanofi	6,326	491,286
Viropharma, Inc.†	4,547	136,728
		7,424,029

Security Description	Shares	Value (Note 3)
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,379	$130,869
Teva Pharmaceutical Industries, Ltd. ADR	1,967	88,633
		219,502
Medical-HMO — 1.4%
Aetna, Inc.	9,505	476,771
Centene Corp.†	1,019	49,900
Humana, Inc.	4,300	397,664
Magellan Health Services, Inc.†	634	30,946
Metropolitan Health Networks, Inc.†	4,266	39,972
Molina Healthcare, Inc.†	2,831	95,207
Triple-S Management Corp., Class B†	1,872	43,243
UnitedHealth Group, Inc.	21,663	1,276,817
WellCare Health Plans, Inc.†	1,604	115,296
		2,525,816
Medical-Hospitals — 0.1%
HCA Holdings, Inc.	4,100	101,434
Health Management Associates, Inc., Class A†	10,600	71,232
		172,666
Medical-Nursing Homes — 0.0%
Assisted Living Concepts, Inc., Class A	49	814
Kindred Healthcare, Inc.†	3,155	27,259
Sun Healthcare Group, Inc.†	6,046	41,355
		69,428
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	379	5,480
Amsurg Corp.†	1,079	30,190
Gentiva Health Services, Inc.†	742	6,485
Lincare Holdings, Inc.	903	23,370
		65,525
Medical-Wholesale Drug Distribution — 0.5%
Alfresa Holdings Corp.	1,400	66,558
AmerisourceBergen Corp.	7,300	289,664
McKesson Corp.	6,200	544,174
Suzuken Co., Ltd.	2,700	83,247
		983,643
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	7,052	221,501
LB Foster Co., Class A	490	13,970
NN, Inc.†	3,075	25,092
		260,563
Metal-Copper — 0.0%
First Quantum Minerals, Ltd.	310	5,911
Sterlite Industries India, Ltd. ADR	6,871	58,679
		64,590
Metal-Diversified — 0.3%
Rio Tinto PLC	5,319	293,177
Rio Tinto, Ltd.	4,346	294,418
		587,595

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	4,500	$311,670
Fortescue Metals Group, Ltd.	7,324	44,078
MMX Mineracao E Metalicos SA†	10,162	50,547
Vale SA ADR	2,261	52,749
		459,044
Miscellaneous Manufacturing — 0.0%
Trimas Corp.†	3,477	77,850
Motion Pictures & Services — 0.1%
Dolby Laboratories, Inc., Class A†	2,800	106,568
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,018	58,952
Multimedia — 0.7%
Media Nusantara Citra Tbk PT	50,500	10,383
News Corp., Class A	30,365	597,887
Pearson PLC	1,546	28,808
Viacom, Inc., Class B	13,015	617,692
		1,254,770
Networking Products — 0.7%
Anixter International, Inc.†	436	31,623
Cisco Systems, Inc.	50,501	1,068,096
Ixia†	1,586	19,809
Polycom, Inc.†	6,500	123,955
		1,243,483
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	2,441	27,803
Office Automation & Equipment — 0.0%
Canon, Inc.	1,000	47,239
Office Supplies & Forms — 0.1%
Societe BIC SA	1,286	129,047
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	2,400	160,200
Helmerich & Payne, Inc.	3,000	161,850
Unit Corp.†	707	30,231
		352,281
Oil Companies-Exploration & Production — 1.1%
Canadian Natural Resources, Ltd.	1,900	62,975
Clayton Williams Energy, Inc.†	480	38,131
CNOOC, Ltd.	40,000	82,209
Compton Petroleum Corp.†	1,507	5,981
Contango Oil & Gas Co.†	609	35,876
Energy Partners, Ltd.†	2,066	34,316
Gazprom OAO ADR	26,438	327,038
Inpex Corp.	12	81,044
Nexen, Inc.	1,323	24,260
Occidental Petroleum Corp.	8,089	770,316
OGX Petroleo e Gas Participacoes SA	11,876	98,238
Rosetta Resources, Inc.†	516	25,160
Stone Energy Corp.†	3,853	110,157
Swift Energy Co.†	1,879	54,547
Tullow Oil PLC	2,410	58,863
Vaalco Energy, Inc.†	8,044	76,016

Security Description	Shares	Value (Note 3)
Oil Companies-Exploration & Production (continued)
W&T Offshore, Inc.	2,027	$42,729
WPX Energy, Inc.†	7,800	140,478
		2,068,334
Oil Companies-Integrated — 4.2%
BG Group PLC	5,317	123,146
BP PLC	31,136	230,360
Chevron Corp.	20,343	2,181,583
ConocoPhillips	4,440	337,484
ENI SpA	10,207	239,454
Exxon Mobil Corp.	24,893	2,158,970
LUKOIL OAO ADR	2,162	130,152
Marathon Oil Corp.	14,400	456,480
Marathon Petroleum Corp.	8,250	357,720
Murphy Oil Corp.	4,800	270,096
Pacific Rubiales Energy Corp.	3,038	88,754
Petroleo Brasileiro SA ADR	527	13,997
Repsol YPF SA	3,853	96,660
Royal Dutch Shell PLC, Class A(Euronext)	3,707	129,781
Royal Dutch Shell PLC, Class A(BATS)	8,727	304,791
Royal Dutch Shell PLC, Class B	7,029	247,287
Statoil ASA	9,049	245,661
Total SA	4,843	246,996
		7,859,372
Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.	7,900	627,813
Oil Refining & Marketing — 0.5%
CVR Energy, Inc.†	2,038	54,517
HollyFrontier Corp.	5,900	189,685
Tesoro Corp.†	5,300	142,252
Valero Energy Corp.	20,300	523,131
Western Refining, Inc.	1,670	31,429
		941,014
Oil-Field Services — 0.7%
Basic Energy Services, Inc.†	2,987	51,824
Eurasia Drilling Co, Ltd. GDR	4,004	110,390
Helix Energy Solutions Group, Inc.†	4,166	74,155
Key Energy Services, Inc.†	4,224	65,261
Newpark Resources, Inc.†	4,335	35,504
Oceaneering International, Inc.	6,500	350,285
Petrofac, Ltd.	9,334	259,778
Schlumberger, Ltd.	2,800	195,804
Stallion Oilfield Services, Ltd.(11)	203	7,917
Superior Energy Services, Inc.†	5,500	144,980
Technip SA	523	61,612
		1,357,510
Optical Supplies — 0.0%
STAAR Surgical Co.†	4,401	47,663
Paper & Related Products — 0.1%
Domtar Corp.	1,602	152,799
KapStone Paper and Packaging Corp.†	3,622	71,353
		224,152

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Petrochemicals — 0.1%
Formosa Chemicals & Fibre Corp.	10,000	$29,206
TPC Group, Inc.†	1,546	68,349
		97,555
Pharmacy Services — 0.1%
Omnicare, Inc.	3,900	138,723
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	3,142	64,348
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,151	28,257
Harbin Electric Co., Ltd.	42,000	43,917
Schneider Electric SA	726	47,435
		119,609
Printing-Commercial — 0.2%
Deluxe Corp.	2,187	51,220
R.R. Donnelley & Sons Co.	8,400	104,076
VistaPrint NV†	4,400	170,060
		325,356
Private Corrections — 0.1%
Corrections Corp. of America†	4,800	131,088
Private Equity — 0.0%
3i Group PLC	15,756	53,932
Publishing-Books — 0.2%
McGraw-Hill Cos., Inc.	8,100	392,607
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	9,000	137,970
Real Estate Investment Trusts — 2.0%
Agree Realty Corp.	1,234	27,864
American Capital Agency Corp.	518	15,302
Apollo Commercial Real Estate Finance, Inc.	2,368	37,059
Ashford Hospitality Trust, Inc.	4,511	40,644
AvalonBay Communities, Inc.	2,500	353,375
British Land Co. PLC	4,133	31,725
CBL & Associates Properties, Inc.	3,164	59,863
CFS Retail Property Trust	12,023	22,293
Chimera Investment Corp.	36,700	103,861
Dexus Property Group	136,686	123,180
Dynex Capital, Inc.	2,854	27,256
Equity Residential	7,400	463,388
Extra Space Storage, Inc.	1,062	30,575
First Industrial Realty Trust, Inc.†	2,146	26,503
Glimcher Realty Trust	2,811	28,728
Invesco Mortgage Capital, Inc.	1,174	20,721
Lexington Realty Trust	14,961	134,499
LTC Properties, Inc.	1,754	56,128
MFA Financial, Inc.	3,853	28,782
Mission West Properties, Inc.	2,231	21,998
National Health Investors, Inc.	1,846	90,048
Newcastle Investment Corp.	6,172	38,760
Omega Healthcare Investors, Inc.	1,317	27,999
One Liberty Properties, Inc.	1,582	28,951
PS Business Parks, Inc.	623	40,831
Public Storage	3,400	469,778

Security Description	Shares	Value (Note 3)
Real Estate Investment Trusts (continued)
Rayonier, Inc.	3,850	$169,747
Simon Property Group, Inc.	6,300	917,784
Sovran Self Storage, Inc.	718	35,778
Starwood Property Trust, Inc.	897	18,855
Stockland	31,794	96,825
Universal Health Realty Income Trust	413	16,367
Urstadt Biddle Properties, Inc., Class A	1,306	25,780
		3,631,247
Real Estate Management/Services — 0.2%
BR Malls Participacoes SA	10,297	134,195
Brasil Brokers Participacoes SA	12,154	52,000
HFF, Inc., Class A†	5,080	83,667
Jones Lang LaSalle, Inc.	1,325	110,386
		380,248
Real Estate Operations & Development — 0.3%
China Overseas Land & Investment, Ltd.	20,000	37,963
Hang Lung Group, Ltd.	17,000	108,692
Henderson Land Development Co., Ltd.	2,000	10,984
Hysan Development Co., Ltd.	4,000	15,916
LSR Group OJSC GDR(OTC US)	2,730	16,107
LSR Group OJSC GDR(BATS)	6,431	37,943
Mitsui Fudosan Co., Ltd.	4,000	76,501
St. Joe Co.†	5,751	109,326
Wheelock & Co., Ltd.	18,000	54,124
		467,556
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	2,828	35,718
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	6,157	87,122
Dollar Thrifty Automotive Group, Inc.†	330	26,700
Localiza Rent a Car SA	6,874	126,526
Rent-A-Center, Inc.	1,506	56,851
		297,199
Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	1,122	13,924
Respiratory Products — 0.1%
ResMed, Inc.†	4,900	151,459
Retail-Apparel/Shoe — 0.6%
Ascena Retail Group, Inc.†	1,309	58,015
Buckle, Inc.	1,703	81,574
Cato Corp., Class A	665	18,381
DSW, Inc., Class A	680	37,243
Express, Inc.†	2,541	63,474
Finish Line, Inc., Class A	3,475	73,739
Foot Locker, Inc.	11,600	360,180
Genesco, Inc.†	694	49,725
Inditex SA	1,719	164,657

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Apparel/Shoe (continued)
Men's Wearhouse, Inc.	1,327	$51,448
Next PLC	4,031	192,331
PVH Corp.	363	32,427
		1,183,194
Retail-Appliances — 0.0%
Conn's, Inc.†	2,821	43,302
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	2,300	203,711
O'Reilly Automotive, Inc.†	3,600	328,860
		532,571
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	7,790	139,519
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	6,600	434,082
Retail-Building Products — 0.9%
Home Depot, Inc.	27,900	1,403,649
Kingfisher PLC	33,760	165,615
		1,569,264
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	5,600	122,304
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,200	217,856
JB Hi-Fi, Ltd.	1,106	12,556
		230,412
Retail-Convenience Store — 0.0%
Lawson, Inc.	1,200	75,535
Retail-Discount — 0.7%
Big Lots, Inc.†	1,718	73,908
Costco Wholesale Corp.	11,100	1,007,880
HSN, Inc.	965	36,699
Wal-Mart Stores, Inc.	3,325	203,490
		1,321,977
Retail-Drug Store — 0.7%
CVS Caremark Corp.	29,400	1,317,120
Retail-Home Furnishings — 0.1%
Lewis Group, Ltd.	5,632	55,945
Pier 1 Imports, Inc.	2,093	38,051
		93,996
Retail-Jewelry — 0.0%
Zale Corp.†	4,251	13,136
Retail-Major Department Stores — 0.1%
Hyundai Department Store Co., Ltd.†	232	35,628
Myer Holdings, Ltd.	6,082	14,742
PPR	374	64,345
		114,715
Retail-Misc./Diversified — 0.1%
Aeon Co., Ltd.	7,400	97,272
Elders, Ltd.†	5,801	1,382
Sally Beauty Holdings, Inc.†	2,248	55,750
		154,404

Security Description	Shares	Value (Note 3)
Retail-Office Supplies — 0.2%
Staples, Inc.	20,200	$326,836
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,700	211,714
Retail-Regional Department Stores — 0.4%
Dillard's, Inc., Class A	3,579	225,548
Macy's, Inc.	11,000	437,030
PCD Stores Group, Ltd.	190,000	26,914
		689,492
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	5,965	101,166
Brinker International, Inc.	4,359	120,091
DineEquity, Inc.†	359	17,806
McDonald's Corp.	2,069	202,969
Red Robin Gourmet Burgers, Inc.†	812	30,198
		472,230
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	2,317	88,394
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,453	50,695
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	6,069	170,782
Loral Space & Communications, Inc.†	659	52,456
		223,238
Savings & Loans/Thrifts — 0.0%
Flushing Financial Corp.	2,847	38,321
Schools — 0.0%
Career Education Corp.†	1,491	12,018
Corinthian Colleges, Inc.†	6,014	24,898
Lincoln Educational Services Corp.	897	7,095
		44,011
Seismic Data Collection — 0.1%
Cie Generale de Geophysique - Veritas†	7,224	213,793
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,333	31,725
QUALCOMM, Inc.	3,793	258,000
Taiwan Semiconductor Manufacturing Co., Ltd.	19,039	54,767
		344,492
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	25,300	314,732
ASML Holding NV	2,275	113,721
Entegris, Inc.†	5,655	52,818
KLA-Tencor Corp.	4,300	234,006
Kulicke & Soffa Industries, Inc.†	4,943	61,441
Lam Research Corp.†	4,000	178,480
Nanometrics, Inc.†	1,188	21,990
Nova Measuring Instruments, Ltd.†	3,518	31,521
Photronics, Inc.†	3,934	26,161

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Rudolph Technologies, Inc.†	3,200	$35,552
Teradyne, Inc.†	9,792	165,387
		1,235,809
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	247,000	261,334
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,800	88,542
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	669	78,547
Steel-Producers — 0.1%
ArcelorMittal	434	8,295
Steel Dynamics, Inc.	8,100	117,774
Voestalpine AG	4,039	135,828
		261,897
Sugar — 0.1%
Tate & Lyle PLC	17,309	195,185
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,828	59,699
Telecom Services — 0.2%
Allot Communications, Ltd.†	1,706	39,664
BCE, Inc.	742	29,711
NeuStar, Inc., Class A†	1,333	49,654
Premiere Global Services, Inc.†	2,320	20,973
Tele2 AB, Class B	4,704	95,988
Telecity Group PLC†	2,121	25,003
Telenet Group Holding NV†	550	22,762
USA Mobility, Inc.	1,760	24,517
Ziggo NV†	137	4,274
		312,546
Telephone-Integrated — 1.8%
AT&T, Inc.	21,688	677,316
BT Group PLC	93,951	340,222
Cincinnati Bell, Inc.†	12,140	48,803
Deutsche Telekom AG	8,133	97,916
France Telecom SA	9,684	143,427
Nippon Telegraph & Telephone Corp.	4,500	204,150
Softbank Corp.	6,800	201,034
Telefonica SA	8,665	141,972
Verizon Communications, Inc.	38,882	1,486,459
		3,341,299
Television — 0.4%
Belo Corp., Class A	11,221	80,455
CBS Corp., Class B	16,700	566,297
LIN TV Corp., Class A†	6,182	25,037
Sinclair Broadcast Group, Inc., Class A	5,900	65,254
		737,043
Textile-Apparel — 0.1%
LG Fashion Corp.	1,660	58,529
Perry Ellis International, Inc.†	2,355	43,968
		102,497

Security Description	Shares	Value (Note 3)
Textile-Products — 0.1%
Cia Hering	5,568	$143,817
Theaters — 0.0%
Major Cineplex Group PCL	85,400	49,828
Therapeutics — 0.1%
Onyx Pharmaceuticals, Inc.†	498	18,765
Questcor Pharmaceuticals, Inc.†	562	21,142
Warner Chilcott PLC, Class A†	11,500	193,315
		233,222
Tobacco — 1.7%
British American Tobacco PLC	1,894	95,443
Japan Tobacco, Inc.	59	332,173
KT&G Corp.	1,521	107,929
Lorillard, Inc.	4,300	556,764
Philip Morris International, Inc.	22,388	1,983,801
		3,076,110
Toys — 0.1%
Leapfrog Enterprises, Inc.†	11,210	93,715
Nintendo Co., Ltd.	100	15,042
		108,757
Transactional Software — 0.0%
Amadeus IT Holding SA	1,242	23,439
InnerWorkings, Inc.†	2,065	24,057
Synchronoss Technologies, Inc.†	604	19,280
		66,776
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.†	3,205	63,427
Transport-Rail — 0.2%
Central Japan Railway Co.	38	313,109
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	63,000	78,183
Deutsche Post AG	1,700	32,729
Viterra, Inc.	564	8,996
		119,908
Transport-Truck — 0.0%
Swift Transporation Co.†	5,890	67,971
Travel Services — 0.0%
TUI Travel PLC	13,779	43,264
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	5,200	357,864
USANA Health Sciences, Inc.†	574	21,427
		379,291
Water Treatment Systems — 0.0%
Woongjin Coway Co., Ltd.	1,520	50,441
Web Portals/ISP — 1.3%
AOL, Inc.†	9,900	187,803
Baidu, Inc. ADR†	881	128,423
Google, Inc., Class A†	3,120	2,000,669
Mail.ru Group, Ltd. GDR	1,641	64,738
		2,381,633
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	1,681	37,453
HTC Corp.	2,000	40,455

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Wireless Equipment (continued)
InterDigital, Inc.	329	$11,469
RF Micro Devices, Inc.†	3,091	15,393
Telefonaktiebolaget LM Ericsson, Class B	2,677	27,738
Wistron NeWeb Corp.	16,649	36,666
		169,174
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	5,516	73,914
Total Common Stock (cost $123,037,072)		137,056,813
CONVERTIBLE PREFERRED STOCK — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co., Series B 4.75%	703	29,421
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	10
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	19,500
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	20,746
Total Convertible Preferred Stock (cost $101,352)		69,677
PREFERRED STOCK — 0.4%
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE	726	42,846
Volkswagen AG	905	159,142
		201,988
Banks-Commercial — 0.1%
Banco Bradesco SA ADR	2,643	46,252
Itau Unibanco Holding SA ADR	10,494	201,380
		247,632
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*†(8)	28	23,327
GMAC Capital Trust I FRS 8.13%	1,740	40,211
		63,538
Medical-Biomedical/Gene — 0.0%
Biotest AG	385	22,927
Metal-Iron — 0.1%
Vale SA ADR	4,857	110,205
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	4,117	105,231
Total Preferred Stock (cost $816,776)		751,521

Security Description	Shares/ Principal Amount(17)	Value (Note 3)
ASSET BACKED SECURITIES — 0.7%
Diversified Financial Services — 0.7%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.07% due 11/10/42*(3)(4)	$3,580,012	$1,615
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.88% due 11/10/41*(3)(4)	665,522	10,919
Banc of America Commercial Mtg., Inc. VRS Series 2007-2, Class A2 5.63% due 04/10/49(3)	22,282	22,781
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(3)	263,305	266,988
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.22% due 12/11/49*(3)(4)	1,351,126	13,113
Commercial Mtg. Pass Through Certs. VRS Series 2005-C6, Class XC 0.11% due 06/10/44*(3)(4)	3,606,353	19,629
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.21% due 12/10/46*(3)(4)	2,860,650	35,881
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.17% due 09/15/39*(3)(4)	448,287	7,071
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.22% due 02/15/40*(3)(4)	793,485	4,863
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.23% due 12/15/39(3)(4)	1,248,182	21,921
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/49(3)	31,741	32,246
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.97% due 08/15/12(3)	49,398	49,424
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.94% due 05/15/38*(3)(4)	912,653	10,938
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/36*(3)(8)	41,000	41,186
CW Capital Cobalt, Ltd. VRS Series 2007-C3, Class A2 5.93% due 05/15/46(3)	50,113	50,400
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.13% due 07/25/45*(3)(4)	7,782,662	33,707
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.31% due 05/10/43*(3)(4)	1,802,066	24,124
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.34% due 07/15/29(3)(4)	244,501	7,039
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/41(3)	35,000	34,340

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A2 5.12% due 04/10/37(3)	$109,639	$110,062
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A2 5.51% due 04/10/38(3)	5,890	5,979
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.15% due 09/12/37*(3)(4)	1,570,692	14,441
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class A2S 5.30% due 05/15/47(3)	59,937	61,600
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.16% due 11/15/40*(3)(4)	4,052,872	22,092
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.30% due 04/15/40*(3)(4)	2,962,786	23,181
LB-UBS Commercial Mtg. Trust VRS Series 2005-C3, Class XCL 0.31% due 07/15/40*(3)(4)	1,099,388	18,393
LB-UBS Commercial Mtg. Trust Series 2006-C7, Class A2 5.30% due 11/15/38(3)	25,571	25,599
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.26% due 05/25/43*(3)(4)	1,744,091	18,004
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A2 5.93% due 06/12/50(3)	62,809	63,016
Merrill Lynch/Countrywide Commercial Mtg. Trust, FRS Series 2006-4, Class A2FL 0.36% due 12/12/49(3)	15,887	15,882
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.05% due 05/15/44*(3)(4)(8)(9)	146,640	10,998
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.27% due 12/15/16*(3)(4)(8)(9)	214,766	16,107
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,194	7,190
Morgan Stanley Capital I VRS Series 2012-C4, Class XA 2.90% due 03/15/45*(3)(4)(8)(9)	509,000	78,259
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61% due 04/15/49(3)	22,189	22,761
Morgan Stanley Capital I VRS Series 2007-HQ12, Class A2FX 5.78% due 04/12/49(3)	89,459	93,027
Morgan Stanley Capital I VRS Series 1998-CF1, Class D 7.35% due 07/15/32(3)	5,392	5,553
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.21% due 04/15/42*(3)(4)	4,333,266	32,413

Security Description	Principal Amount(17)	Value (Note 3)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/43(3)	$15,653	$15,913
Total Asset Backed Securities (cost $1,763,450)		1,348,655
CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	20,605
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. VRS Company Guar. Notes 4.63% due 03/01/26	25,000	22,812
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Bonds 2.75% due 03/01/31*	15,000	14,944
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	6,000	6,803
Total Convertible Bonds & Notes (cost $52,854)		65,164
U.S. CORPORATE BONDS & NOTES — 10.5%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	21,520
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/22*(8)	15,000	15,262
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	10,000	10,938
		26,200
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	55,000	59,537
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 5.25% due 04/01/22	40,000	40,400
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,950
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	40,000	43,300
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	6,020
		100,670

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/21	$10,000	$10,171
Airlines — 0.0%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 04/15/23	10,000	10,550
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	17,704	18,522
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	4,769	5,067
Delta Air Lines Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/21	4,386	5,000
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 01/02/20	4,496	4,868
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	23,150	23,179
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	11,689	12,390
		79,576
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	25,000	25,688
Auto-Cars/Light Trucks — 0.0%
Toyota Motor Credit Corp. Senior Notes 3.30% due 01/12/22	35,000	35,680
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	55,000	59,950
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	8,000	8,940
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	15,000	15,413
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/19	35,000	37,362

Security Description	Principal Amount(17)		Value (Note 3)
Auto/Truck Parts & Equipment-Original (continued)
ArvinMeritor, Inc. Company Guar. Notes 8.13% due 09/15/15		$10,000	$10,550
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*(8)		45,000	44,775
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20		25,000	26,875
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18		15,000	16,200
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(8)	EUR	80,000	109,897
			270,012
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*		11,000	11,605
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18		25,000	20,937
			32,542
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.25% due 03/15/18		25,000	25,500
CIT Group, Inc. Sec. Notes 5.50% due 02/15/19*		25,000	25,500
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*		35,000	37,931
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/16*(8)		25,000	25,063
CIT Group, Inc. Company Guar. Notes 7.00% due 05/02/17*(8)		170,000	170,425
			284,419
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/01/77		105,000	77,174
Banks-Mortgage — 0.0%
Provident Funding Associates LP / PFG Finance Corp. Senior Notes 10.13% due 02/15/19*(8)		15,000	11,025
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*(8)		20,000	19,450
			30,475

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	$60,000	$61,650
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000	57,603
		119,253
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000	50,962
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	60,762
		111,724
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39	26,000	39,440
Broadcast Services/Program — 0.2%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14	30,000	26,550
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21	25,000	22,500
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	15,000	11,325
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/20*	20,000	19,600
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17	100,000	109,625
XM Satellite Radio, Inc. Company Guar. Notes 7.63% due 11/01/18*	40,000	43,200
XM Satellite Radio, Inc. Company Guar. Notes 13.00% due 08/01/14*	60,000	67,875
		300,675
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17	15,000	14,587
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*(8)	10,000	10,613
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(8)	15,000	15,769
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(8)	15,000	15,937

Security Description	Principal Amount(17)	Value (Note 3)
Building & Construction Products-Misc. (continued)
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/20*	$30,000	$31,800
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21	10,000	9,900
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18	35,000	37,100
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	100,000	123,454
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*(8)	36,000	38,160
		297,320
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/17*(8)	25,000	28,063
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/22	5,000	5,012
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	15,000	14,063
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	17,475
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	10,000	8,600
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18	50,000	50,000
Pulte Group, Inc. Company Guar. Notes 7.63% due 10/15/17	30,000	31,500
Pulte Group, Inc. Company Guar. Bonds 7.88% due 06/15/32	25,000	23,187
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/20*(8)	20,000	20,000
		164,825
Cable/Satellite TV — 0.4%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	20,000	20,600
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,575

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	$80,000	$87,100
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	25,000	25,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/22	20,000	20,750
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	20,000	21,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes US 7.38% due 06/01/20	15,000	16,275
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	15,000	16,200
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(8)	65,000	69,794
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,966
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	12,661
CSC Holdings LLC Senior Notes 6.75% due 11/15/21*	20,000	20,825
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	22,127
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	57,171
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	30,000	32,325
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	51,750
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	10,000	10,900
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	32,025
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	5,000	5,681
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22*	15,000	15,150

Security Description	Principal Amount(17)	Value (Note 3)
Cable/Satellite TV (continued)
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	$25,000	$27,156
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	6,101
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,923
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	25,220
		671,350
Casino Hotels — 0.3%
Caesars Entertainment Operating Co., Inc.* Senior Sec. Notes 8.50% due 02/15/20	20,000	20,350
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(5)	44,650	49,450
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	180,000	196,200
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	30,000	30,825
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	5,000	5,563
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,669
MGM Resorts International Company Guar. Notes 6.88% due 04/01/16	10,000	10,100
MGM Resorts International Company Guar. Notes 7.75% due 03/15/22	15,000	15,262
MGM Resorts International Company Guar. Notes 8.63% due 02/01/19*	15,000	16,087
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/19	75,375	74,621
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*(8)	10,000	10,600
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	20,000	21,975
		456,702
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	38,000	40,280

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Services (continued)
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/19*(8)	$20,000	$20,200
		60,480
Cellular Telecom — 0.2%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	60,000	58,950
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,263
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	46,301
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	50,000	52,625
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	5,000	4,825
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	35,000	34,212
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	50,000	56,625
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	35,000	31,238
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	55,000	53,075
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	40,000	43,900
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	25,000	24,875
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	35,000	38,587
		450,476
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/21	35,000	36,925
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	15,000	15,975
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	75,000	77,469
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	35,000	30,625

Security Description	Principal Amount(17)	Value (Note 3)
Chemicals-Diversified (continued)
PPG Industries, Inc. Senior Notes 7.40% due 08/15/19	$20,000	$24,316
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	30,000	35,175
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	30,000	34,012
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17	30,000	31,425
		285,922
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*(8)	25,000	26,000
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC FRS Sec. Notes 5.00% due 11/15/14	10,000	9,150
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	25,875
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	5,000	4,650
		39,675
Chemicals-Specialty — 0.1%
Ferro Corp. Senior Notes 7.88% due 08/15/18	40,000	40,800
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	35,000	39,112
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	15,000	16,838
		96,750
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	22,625
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,513
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/19*	30,000	27,675

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Coal (continued)
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	$10,000	$9,275
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	3,000	3,004
Consol Energy, Inc. Company Guar. Notes 6.38% due 03/01/21	5,000	4,775
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	40,000	41,700
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	70,000	73,150
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	5,000	3,400
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	45,000	44,100
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	5,000	5,000
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	45,000	49,387
		288,604
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(5)	15,000	15,375
Brickman Group Holdings, Inc. Senior Notes 9.13% due 11/01/18*(8)	10,000	9,650
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	35,000	31,587
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(5)	45,000	40,612
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/19	10,000	10,925
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	21,100
PHH Corp. Senior Notes 9.25% due 03/01/16	30,000	30,488
		159,737
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/19*(8)	20,000	18,300

Security Description	Principal Amount(17)	Value (Note 3)
Commercial Services-Finance (continued)
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	$65,000	$73,450
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	76,285
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/18*(5)	10,000	10,525
		178,560
Computer Graphics — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/19	10,000	10,225
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(8)	30,000	31,500
Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	19,000	20,568
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	35,000	37,362
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	24,930
		114,360
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,935
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,250
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	10,000	11,025
		16,275
Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	40,000	43,700
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/20	30,000	31,575
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*	10,000	11,275
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18	20,000	22,550
Spectrum Brands, Inc. Senior Notes 6.75% due 03/15/20*	20,000	20,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	$56,000	$57,401
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16(5)	20,000	20,375
		207,076
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/22	10,000	10,025
Silgan Holdings, Inc. Senior Notes 5.00% due 04/01/20*	5,000	4,975
		15,000
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	20,000	21,200
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/21	5,000	5,463
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	10,000	10,350
Pregis Corp. VRS Company Guar. Notes 12.38% due 10/15/13	15,000	15,084
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,447
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	16,175
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/18	25,000	28,882
		111,601
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/21	30,000	32,550
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	75,250
		107,800
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	10,000	10,950
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	15,000	16,650
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	25,000	25,469

Security Description	Principal Amount(17)	Value (Note 3)
Data Processing/Management (continued)
First Data Corp. Sec. Notes 8.25% due 01/15/21*(8)	$50,000	$48,875
First Data Corp. Company Guar. Notes 10.55% due 09/24/15	174,851	177,474
First Data Corp. Company Guar. Notes 12.63% due 01/15/21	40,000	40,100
		319,518
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	25,000	26,187
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,450
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/19*	35,000	36,050
		72,687
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/15	30,000	27,150
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/18	40,000	36,400
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	45,000	42,412
		105,962
Diversified Banking Institutions — 0.4%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/17	10,000	10,012
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	25,000	25,743
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	20,000	21,600
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	22,250
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	21,775
Bank of America Corp. Senior Notes 5.88% due 02/07/42	15,000	14,919
Bank of America Corp. Senior Notes 6.50% due 08/01/16	55,000	60,472
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	31,069

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	$35,000	$35,589
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	55,403
Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(2)	70,000	59,937
GMAC LLC FRS Company Guar. Notes 2.69% due 12/01/14	21,000	19,915
GMAC LLC Sub. Notes 8.00% due 12/31/18	20,000	21,250
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	26,966
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	9,000	8,794
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	51,414
JP Morgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/01/66	37,000	37,111
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,888
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	138,000	102,367
		655,474
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	30,000	29,288
General Electric Capital Corp. FRS Senior Notes 0.71% due 05/11/16	45,000	43,019
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	41,816
		114,123
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/67	90,000	91,575
JM Huber Corp. Senior Notes 9.88% due 11/01/19*(8)	30,000	31,200
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	18,757
		141,532

Security Description	Principal Amount(17)	Value (Note 3)
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	$15,000	$15,449
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	46,165
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/21*	20,000	22,100
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	123,888
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34	19,394	20,727
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	24,800
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	8,200
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	10,350
		210,065
Electric-Integrated — 0.4%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,416
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	22,366
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	5,000	4,900
CMS Energy Corp. FRS Senior Notes 1.42% due 01/15/13	25,000	24,844
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	29,905
Consolidated Edison Co of New York, Inc. Senior Notes 4.20% due 03/15/42	10,000	9,860
Dominion Resources, Inc. FRS Jr. Sub Notes 2.88% due 09/30/66	105,000	91,708
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	29,993
DPL, Inc. Senior Notes 6.50% due 10/15/16*	55,000	59,125

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DPL, Inc. Senior Notes 7.25% due 10/15/21*	$20,000	$22,200
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/41	25,000	24,944
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	19,522
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/20	15,000	16,275
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	36,990
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	16,000	17,440
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,450
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	11,640	12,526
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	29,717
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	6,247
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	12,255
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	12,312
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	21,705
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	23,893
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	12,678
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	19,114
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,607
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	40,903
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	5,848

Security Description	Principal Amount(17)	Value (Note 3)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.50% due 11/01/16(5)	$68,456	$13,691
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	25,000	16,313
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/21	25,000	9,250
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*	25,000	32,924
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	24,580
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	5,000	4,786
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	50,000	51,500
		798,787
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(8)	20,000	22,829
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	17,241
		40,070
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	30,000	33,000
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,500
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	43,800
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	9,000	10,035
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	15,000	16,837
		109,172
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	30,000	30,900
Enterprise Software/Service — 0.0%
Lawson Software, Inc. Senior Notes 9.38% due 04/01/19*(8)	5,000	5,175

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17	$30,000	$31,650
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	100,000	93,816
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	32,400
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	16,725
		142,941
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	111,120
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	15,000	15,094
		126,214
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	69,860
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	48,233
E*Trade Financial Corp. Senior Notes 6.75% due 06/01/16	20,000	20,450
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17	20,000	23,275
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	70,885
Merrill Lynch & Co., Inc Senior Notes 6.88% due 04/25/18	60,000	66,702
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	32,893
		332,298
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*	25,000	24,906
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15(18)	40,000	34,000

Security Description	Principal Amount(17)	Value (Note 3)
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	$21,000	$21,872
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/20*	10,000	10,225
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	20,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	75,000	78,000
		130,797
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	41,100
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/18	10,000	11,062
		52,162
Food-Flour & Grain — 0.0%
Post Holdings, Inc. Company Guar. Notes 7.38% due 02/15/22*	10,000	10,475
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	20,000	19,350
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	10,000	10,275
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	46,600
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	76,050
Tyson Foods, Inc. Company Guar. Notes 10.50% due 03/01/14	35,000	40,600
		192,875
Food-Misc. — 0.1%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	21,412
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	10,000	9,950
Dole Food Co., Inc. Sec. Notes 8.00% due 10/01/16*	20,000	21,000
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/14	19,000	21,731

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. (continued)
General Mills, Inc. Senior Notes 5.65% due 02/15/19	$5,000	$5,936
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	93,000	114,440
Michael Foods, Inc. Company Guar. Notes 9.75% due 07/15/18	20,000	21,975
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	20,000	20,550
		236,994
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	18,236
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,018
		28,254
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	92,012
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	16,238
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/19	25,000	26,062
		134,312
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	39,800
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/19	25,000	25,250
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(1)	50,000	3,500
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,900
		79,450
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	23,398
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	13,083
		36,481

Security Description	Principal Amount(17)	Value (Note 3)
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	$100,000	$107,250
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	19,600
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	14,000	15,190
		34,790
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 10.50% due 11/01/18*	55,000	57,131
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/19*	30,000	28,200
		85,331
Hotels/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	25,982
Marriott International, Inc. Senior Notes 3.00% due 03/01/19	10,000	9,835
		35,817
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	18,000	19,238
Human Resources — 0.0%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/19	25,000	25,688
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	84,800
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	32,625
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19†(1)(15)	60,000	39,450
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	9,200
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	55,000	50,050
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,800
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21	85,000	81,600
		318,525

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	$5,000	$5,125
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	25,781
USI Holdings Corp. FRS Company Guar. Notes 4.38% due 11/15/14*(8)	5,000	4,675
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,595
		41,176
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	20,000	22,268
Aflac, Inc. Senior Notes 6.90% due 12/17/39	30,000	35,202
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*	25,000	27,000
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,571
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(8)	20,000	19,601
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,585
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	18,542
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	55,730
		205,499
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/34	30,000	31,540
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	10,000	10,656
CNA Financial Corp. Senior Notes 6.50% due 08/15/16	25,000	28,093
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	65,000	67,241
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/40	25,000	25,818

Security Description	Principal Amount(17)	Value (Note 3)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	$50,000	$53,375
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,588
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/66	45,000	44,100
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	65,343
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(8)	15,000	17,440
		360,194
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(8)	35,000	36,305
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/67*(8)	10,000	9,000
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*(8)	10,000	9,750
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	45,000	63,858
		118,913
Insurance-Property/Casualty — 0.1%
The Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	124,500
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/20*(8)	10,000	10,075
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/22*(8)	15,000	15,150
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	41,450
		66,675
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17*(8)	15,000	15,375
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17	40,000	41,000
		56,375

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	$30,000	$31,050
Terex Corp. Company Guar. Notes 10.88% due 06/01/16	15,000	17,062
		48,112
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Sec. Notes 8.13% due 12/01/16	45,000	48,375
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,725
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	20,000	24,424
		33,149
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	40,000	43,050
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/19	20,000	21,550
		64,600
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19	20,000	21,350
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/18	25,000	27,062
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	5,063
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/18*	15,000	15,112
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	4,975
		73,562
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,553
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	18,470
Cigna Corp. Senior Notes 5.38% due 02/15/42	25,000	25,642

Security Description	Principal Amount(17)	Value (Note 3)
Medical-HMO (continued)
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	$25,000	$27,366
Health Net, Inc. Senior Notes 6.38% due 06/01/17	30,000	32,100
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(8)	30,000	32,400
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/41	20,000	20,005
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	43,458
		210,994
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	35,000	35,875
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/19*	30,000	31,050
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	95,000	99,750
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	25,000	26,625
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	35,000	34,038
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	35,000	36,137
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	15,000	16,800
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,160
USPI Finance Corp. Senior Notes 9.00% due 04/01/20*	20,000	20,600
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/16	2,000	1,320
		311,355
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/19	25,000	25,688
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(5)(8)	16,477	16,560

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Outpatient/Home Medical (continued)
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(8)	$15,000	$14,981
		31,541
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/20	20,000	22,636
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/40	20,000	24,051
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	23,132
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	11,709
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,620
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	33,255
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,925
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	58,691
		198,019
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	31,312
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	5,000	5,369
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	17,358
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	5,000	5,708
		59,747
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	20,000	20,575
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	27,282

Security Description	Principal Amount(17)	Value (Note 3)
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/20	$15,000	$15,750
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	30,000	31,425
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/40	45,000	60,313
Unit Corp. Company Guar. Notes 6.63% due 05/15/21	10,000	10,225
		117,713
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	17,293
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	5,000	5,941
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/15	15,000	10,950
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/17*(8)	15,000	15,600
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	55,000	57,887
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	62,700
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	25,000	27,875
Chesapeake Energy Corp. Company Guar. Notes 6.78% due 03/15/19	30,000	29,775
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,100
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/19*	30,000	29,775
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/22	10,000	9,850
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/22	30,000	31,650
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/22*	25,000	25,125
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	15,000	15,863

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	$45,000	$50,288
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	17,712
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	71,200
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/19	35,000	33,950
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	15,000	19,343
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/19	40,000	44,500
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	30,000	23,400
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	15,000	15,713
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	69,862
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	48,825
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	45,000	47,025
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	47,588
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/22	10,000	9,875
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,275
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	44,000
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	55,000	55,687
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,925
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	15,300
SM Energy Co. Senior Notes 6.50% due 11/15/21	10,000	10,650

Security Description	Principal Amount(17)	Value (Note 3)
Oil Companies-Exploration & Production (continued)
SM Energy Co. Senior Notes 6.63% due 02/15/19	$15,000	$15,900
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	53,250
WPX Energy, Inc. Senior Notes 5.25% due 01/15/17*	35,000	34,825
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22*	10,000	10,000
		1,121,477
Oil Field Machinery & Equipment — 0.0%
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	27,000	29,700
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(8)	5,000	5,103
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(8)	20,000	24,843
		29,946
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19	20,000	19,500
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.63% due 11/15/18*	35,000	36,575
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	49,000	51,327
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21*	5,000	5,112
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	30,000	30,825
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,774
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,521
		154,634
Paper & Related Products — 0.1%
AbitibiBowater, Inc. Senior Sec. Notes 10.25% due 10/15/18(8)	5,000	5,737
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	45,000	50,233

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	$10,000	$12,461
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,822
International Paper Co. Senior Notes 8.70% due 06/15/38	5,000	6,777
International Paper Co. Senior Notes 9.38% due 05/15/19	56,000	73,990
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19	20,000	11,000
		174,020
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/21*	22,000	21,890
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	10,000	10,075
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	47,813
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,939
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/19	15,000	18,953
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	94,651
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	39,856
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	36,687
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	11,175
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/22	15,000	15,692
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	15,000	15,806
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	35,000	38,850
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	40,000	42,088

Security Description	Principal Amount(17)	Value (Note 3)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/42	$20,000	$21,625
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,616
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,680
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/21	15,000	15,548
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	14,000	17,055
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	9,000	11,216
		498,215
Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/18	35,000	33,250
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	99,190
Private Equity — 0.0%
CKE Holdings, Inc. Senior Notes 10.50% due 03/14/16*(5)	16,739	17,241
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(8)	15,000	17,344
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	23,563
		40,907
Protection/Safety — 0.0%
Rural/Metro Corp. Senior Notes 10.13% due 07/15/19*(8)	10,000	9,225
Rural/Metro Corp. Senior Notes 10.13% due 07/15/19*(8)	30,000	28,200
		37,425
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18	25,000	27,563
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	40,000	43,400

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	$20,000	$22,450
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/16*(8)	64,000	68,640
		91,090
Radio — 0.0%
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19*	35,000	33,075
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/19	30,000	32,325
		65,400
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	29,130
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	58,890
Camden Property Trust Senior Notes 4.88% due 06/15/23	60,000	63,427
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	35,000	41,393
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,244
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	11,455
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19	40,000	40,400
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	47,000	53,580
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/19	15,000	14,908
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	21,256
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/22	15,000	15,225
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/21	10,000	10,450
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	25,885

Security Description	Principal Amount(17)	Value (Note 3)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22	$15,000	$15,900
Rayonier, Inc. Company Guar. Notes 3.75% due 04/01/22	10,000	9,813
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/18	20,000	20,356
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,802
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	61,943
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,697
		552,754
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20	10,000	10,625
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	39,725
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/20*	5,000	5,225
Realogy Corp. Senior Sec. Notes 7.88% due 02/15/19*	10,000	10,000
Realogy Corp. Senior Sec. Notes 9.00% due 01/15/20*	5,000	5,150
Realogy Corp. Company Guar. Notes 11.50% due 04/15/17	45,000	42,412
		113,137
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(8)(11)	50,000	5
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	30,825
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 8.25% due 01/15/19*(8)	5,000	5,213
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,850
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/20	10,000	10,925

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*(8)	$45,000	$46,147
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18	15,000	15,919
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	23,200
United Rentals North America, Inc. Company Guar. Notes 9.25% due 12/15/19	30,000	33,075
UR Financing Escrow Corp. Sec. Notes 5.75% due 07/15/18*	10,000	10,237
UR Financing Escrow Corp. Senior Notes 7.63% due 04/15/22*	10,000	10,275
		196,666
Research & Development — 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/19*(8)	30,000	32,550
Resort/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	5,000	5,613
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/19	25,000	26,000
Limited Brands, Inc. Senior Notes 5.63% due 02/15/22	20,000	20,175
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	45,000	48,769
		94,944
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,877
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	27,869
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/20	10,000	10,150
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	26,937

Security Description	Principal Amount(17)	Value (Note 3)
Retail-Automobile (continued)
United Auto Group Company Guar. Notes 7.75% due 12/15/16	$50,000	$52,063
		89,150
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	76,691	91,859
Rite Aid Corp. Sec. Notes 7.50% due 03/01/17	35,000	35,700
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	11,513
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/20*	25,000	25,250
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	10,000	10,025
		174,347
Retail-Fabric Store — 0.0%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*(8)	25,000	25,125
Retail-Jewelry — 0.0%
Claire's Stores, Inc. Sec. Notes 8.88% due 03/15/19	20,000	17,600
Claire's Stores, Inc. Senior Sec. Notes 9.00% due 03/15/19*(8)	25,000	25,844
		43,444
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	22,000
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Sec. Notes 6.63% due 10/15/18	15,000	13,331
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*(8)	20,000	21,950
Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	25,000	25,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	15,000	13,537
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/17	20,000	20,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Propane Distribution (continued)
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	$26,000	$25,025
		84,962
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	34,426
Macy's Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/22	5,000	5,015
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/42	5,000	4,911
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	43,625
		87,977
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/18	25,000	28,000
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	45,000	50,935
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	37,450
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	35,000	38,325
Landry's Acquisition Co. Sec. Notes 11.63% due 12/01/15*(8)	5,000	5,569
Landry's Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	25,000	27,844
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	22,512
McDonald's Corp. Senior Notes 6.30% due 10/15/37	22,000	29,348
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	76,475
		316,458
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*(8)	5,000	5,131
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	10,250

Security Description	Principal Amount(17)	Value (Note 3)
Retail-Toy Stores (continued)
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	$75,000	$82,125
		92,375
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/19	35,000	36,575
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/21	40,000	42,900
		79,475
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15	23,000	18,659
Semiconductor Equipment — 0.0%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	50,000	59,615
Special Purpose Entities — 0.0%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	30,000	30,000
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/18*(8)	35,000	39,025
		69,025
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18	45,000	47,137
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/15	10,000	4,550
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	71,750
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	20,750
		97,050
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	15,000	18,940
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	40,000	41,100
		60,040
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	5,000	5,530

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	$55,000	$54,175
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	32,550
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/18	30,000	33,900
Qwest Corp. Senior Notes 6.75% due 12/01/21	61,000	68,091
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	64,500
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,513
SBA Tower Trust Sec. Notes 5.10% due 04/15/42*	55,000	59,358
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	67,718
West Corp. Company Guar. Notes 7.88% due 01/15/19	25,000	26,625
West Corp. Company Guar. Notes 8.63% due 10/01/18	15,000	16,462
		428,892
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/19*	20,000	20,050
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	40,000	39,400
Avaya, Inc. Company Guar. Notes 10.13% due 11/01/15(5)	5,000	4,950
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	19,750
		84,150
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	76,579
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	58,765
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,411

Security Description	Principal Amount(17)	Value (Note 3)
Telephone-Integrated (continued)
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	$40,000	$37,378
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	20,000	18,918
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,150
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	37,350
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,375
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	26,875
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	78,938
Level 3 Escrow, Inc. Company Guar. Notes 8.13% due 07/01/19*	5,000	5,163
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/20*	20,000	21,000
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/19	20,000	21,850
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	32,145
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,300
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	135,000	103,275
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	20,355
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,038
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	25,940
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	20,000	21,400
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	49,613
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,325

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	$10,000	$10,700
		759,843
Television — 0.1%
Gray Television, Inc. Sec. Notes 10.50% due 06/29/15	40,000	41,600
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/21*(8)	25,000	24,750
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	25,000	32,336
		98,686
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/20	45,000	42,412
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	5,000	5,363
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	22,200
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	40,000	43,800
		113,775
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	40,342
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	40,765
		81,107
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Senior Sec. Notes 9.25% due 11/01/18*(8)	35,000	36,400
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	15,000	16,297
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,813
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	17,126
CSX Corp. Senior Notes 4.75% due 05/30/42	10,000	9,698

Security Description	Principal Amount(17)	Value (Note 3)
Transport-Rail (continued)
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	$20,000	$22,361
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	6,000	6,323
Union Pacific Railroad Co. Pass Thru Certs. Series 2004-2 5.21% due 09/30/14*(8)	10,000	10,729
		100,347
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/18	35,000	38,106
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/15*(8)	35,000	14,525
		52,631
Travel Services — 0.0%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16(8)(14)	45,000	40,837
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	15,000	9,488
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	3,200
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	20,000	12,075
		65,600
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	20,000	21,950
Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	10,000	10,925
Total U.S. Corporate Bonds & Notes (cost $18,596,760)		19,397,985
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	94,085
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000	5,240
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*(8)	10,000	10,802

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
HBOS PLC Sub. Notes 6.00% due 11/01/33*(8)	$50,000	$37,998
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/16*(8)	100,000	96,879
		245,004
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	60,000	64,404
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*(8)	40,000	41,600
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 7.25% due 07/01/12	5,000	5,050
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	30,000	33,041
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	31,118
		64,159
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	25,000	27,625
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	25,000	27,375
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	112,228
Diversified Financial Services — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/25	5,000	4,950
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*(8)	15,000	14,588
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*(8)	20,000	22,300
		36,888
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*(8)	20,000	19,950

Security Description	Principal Amount(17)	Value (Note 3)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/18*(8)	$40,000	$40,000
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*(8)	15,000	14,625
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	10,000	10,200
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/19*	25,000	26,250
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000	38,933
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	3,000	3,727
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,850
		170,535
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	86,000	109,668
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	41,553
Energy East Corp. Notes 6.75% due 07/15/36	10,000	10,961
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	70,000	75,504
		128,018
Finance-Investment Banker/Broker — 0.0%
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*(8)	60,000	60,229
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/21	35,000	37,086
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	30,000	33,000
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	35,000	35,000
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20	20,000	21,900
		56,900

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40	$35,000	$36,977
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	35,000	36,373
		73,350
Non-Ferrous Metals — 0.0%
Thompson Creek Metals Co., Inc. Company Guar. Notes 7.38% due 06/01/18	5,000	4,650
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/41	25,000	26,890
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	125,000	154,418
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	35,000	37,012
Lone Pine Resources Canada, Ltd. Company Guar. Notes 10.38% due 02/15/17*	10,000	10,463
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/21*	25,000	26,188
PetroBakken Energy, Ltd. Senior Notes 8.63% due 02/01/20*	40,000	41,700
		269,781
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	10,985
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	35,000	39,200
Petrobras International Finance Co. - PIFCO Company Guar. Notes 3.88% due 01/27/16	20,000	21,052
Petrobras International Finance Co.-PIFCO Company Guar. Notes 5.38% due 01/27/21	50,000	53,837
Petrobras International Finance Co.-PIFCO Company Guar. Notes 6.75% due 01/27/41(8)	15,000	17,396
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	33,577
		176,047
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/19*(8)	5,000	5,319

Security Description	Principal Amount(17)	Value (Note 3)
Oil-Field Services (continued)
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	$15,000	$16,167
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	18,000	23,855
		45,341
Paper & Related Products — 0.0%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	30,000	30,150
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	60,000	62,017
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17	140,000	145,600
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21	40,000	42,050
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	55,000	57,887
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17*(5)(8)	25,000	25,750
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(5)	61,093	63,537
		334,824
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39	30,000	28,654
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000	30,082
		58,736
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	162,319
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	100,000	98,500
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/21	21,000	21,862
Koninklijke KPN NV Senior Notes 8.38% due 10/01/30	5,000	6,420

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount(17)	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	$10,000	$10,525
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	10,000	9,722
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	26,424
		74,953
Television — 0.0%
Videotron, Ltd. Senior Notes 5.00% due 07/15/22*	35,000	34,650
Total Foreign Corporate Bonds & Notes (cost $2,545,308)		2,676,927
LOANS(12)(13) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 4.76% due 10/10/17 (cost $81,517)	90,398	55,557
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	32,137
Ohio State University Revenue Bonds 4.91% due 06/01/40	15,000	16,867
State of California General Obligations Bonds 7.50% due 04/01/34	30,000	38,113
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	36,277
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,478
Total Municipal Bonds & Notes (cost $115,210)		133,872
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/20	81,509	88,449
5.50% due 06/01/35	24,079	26,355
7.50% due 10/01/29	15,062	17,812
Federal Home Loan Mtg. Corp., REMIC Series 2990, Class LB 16.33% due 06/15/34(6)(7)	45,771	59,381
Series 3065, Class DC 19.13% due 03/15/35(6)(7)	55,728	82,341

Security Description	Principal Amount(17)	Value (Note 3)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS Series T-51, Class 1A IO 00.0% due 09/25/43(4)(6)	$80,711	$0
Series T-56, Class 2IO 0.13% due 05/25/43(4)(6)(9)	145,565	46
Series T-56, Class 1IO 0.29% due 05/25/43(4)(6)(9)	160,094	50
Series T-56, Class 3IO 0.48% due 05/25/43(4)(6)(9)	120,989	38
Series T-56, Class AIO 0.52% due 05/25/43(4)(6)	252,799	4,530
		279,002
Federal National Mtg. Assoc. — 1.8%
3.50% due April TBA	2,000,000	2,050,781
4.00% due 05/01/19	273,443	292,194
4.00% due 09/01/20	43,498	46,454
4.50% due 04/01/18	15,220	16,366
4.50% due 03/01/20	18,684	20,067
4.50% due 04/01/20	33,250	35,712
4.50% due 09/01/20	23,684	25,437
4.50% due 11/01/20	23,469	25,206
5.00% due 03/01/21	6,732	7,314
5.50% due 03/01/18	12,596	13,743
6.50% due 07/01/36	29,553	33,199
6.50% due 09/01/36	116,957	131,386
6.50% due 11/01/36	46,806	52,755
7.00% due 06/01/33	20,096	23,298
7.00% due 04/01/35	23,007	26,671
7.50% due 04/01/24	19,591	22,742
6.00% due 06/01/36	15,040	16,671
6.50% due 01/01/36	2,983	3,367
6.50% due 06/01/36	112,483	126,957
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/41(4)(6)	235,203	3,174
Federal National Mtg. Assoc., REMIC Series 2005-75, Class GS 19.52% due 08/25/35(6)(7)	39,558	56,755
Series 2005-122, Class SE 22.25% due 11/25/35(6)(7)	40,142	61,458
Series 3072, Class SM 22.91% due 11/15/35(6)(7)	48,809	76,087
Series 2006-8, Class HP 23.68% due 03/25/36(6)(7)	47,173	77,367
		3,245,161
Government National Mtg. Assoc. — 0.6%
4.00% due April TBA	1,000,000	1,072,812
6.50% due 08/20/37	78,017	89,473
6.50% due 09/20/37	19,137	21,947
		1,184,232
Total U.S. Government Agencies (cost $4,598,628)		4,708,395

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount(17)	Value (Note 3)
U.S. GOVERNMENT TREASURIES — 0.9%
United States Treasury Bonds — 0.1%
United States Treasury Bonds 4.50% due 02/15/36	$100,000	$122,063
United States Treasury Notes — 0.8%
United States Treasury Notes 2.38% due 08/31/14	1,550,000	1,621,808
Total U.S. Government Treasuries (cost $1,752,084)		1,743,871
EXCHANGE-TRADED FUNDS — 0.9%
Exchange-Traded Funds — 0.9%
iShares Russell 2000 Growth Index Fund	563	53,699
iShares Russell 2000 Value Index Fund	780	56,917
iShares FTSE A50 China Index ETF	24,600	34,149
Market Vectors Gold Miners ETF	689	34,154
SPDR S&P 500 ETF Trust, Series 1	10,581	1,488,958
Total Exchange-Traded Funds (cost $1,516,916)		1,667,877
EQUITY CERTIFICATES — 0.1%
Banks-Commercial — 0.0%
UBS AG - ICICI Bank, Ltd.(8)(9)	2,067	36,118
Educational Software — 0.0%
UBS AG - Educomp Solutions, Ltd.(8)	2,861	10,841
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.(8)	4,523	59,777
UBS AG - LIC Housing Finance, Ltd.(8)	13,285	68,674
		128,451
Telecom Services — 0.1%
HSBC Bank PLC - Bharti Airtel, Ltd.(8)	11,398	75,599
Total Equity Certificates (cost $264,917)		251,009
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(8)(11)	61	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(8)(11)	6,345	1,523
Total Warrants (cost $1,115)		1,523
Total Long-Term Investment Securities (cost $155,243,959)		169,928,846
SHORT-TERM INVESTMENT SECURITIES — 4.8%
U.S. Government Treasuries — 4.8%
United States Treasury Bills 0.06% due 04/19/12	5,000,000	4,999,856
0.08% due 05/31/12(16)	250,000	249,977
0.09% due 10/18/12(16)	2,861,000	2,858,946
0.10% due 11/15/12(16)	442,000	441,645

Security Description	Principal Amount(17)	Value (Note 3)
U.S. Government Treasuries (continued)
0.10% due 01/10/13(16)	$322,000	$321,602
0.10% due 03/07/13(16)	15,000	14,976
Total Short-Term Investment Securities (cost $8,887,855)		8,887,002
REPURCHASE AGREEMENT — 5.0%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.03%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $9,169,023 and collateralized by $8,834,000 of United States Treasury Bills, bearing interest at 4.50% due 08/15/13 and having an approximate value of $9,359,623 (cost $9,169,000)	9,169,000	9,169,000
TOTAL INVESTMENTS (cost $173,300,814)(10)	101.5%	187,984,848
Liabilities in excess of other assets	(1.5)	(2,793,188)
NET ASSETS	100.0%	$185,191,660

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $5,495,123 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Bond in default

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Income may be received in cash or additional bonds/shares at the discretion of the issuer.

(6)  Collateralized Mortgage Obligation

(7)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2012.

(8)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $2,511,127 representing 1.4% of net assets

(9)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.

(10)  See Note 4 for cost of investments on a tax basis.

(11)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(12)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(13)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Par	Acquisition Cost	Value	Value Per Share/ Par	% of Net Assets
Deepocean Group(Shell) Common Stock	1/5/2010	1,109	$23,882	$18,853	$17.00	0.01%
Sabre Holdings Corp. 8.35% due 03/15/16	01/20/2010	10,000	9,061
	01/27/2010	15,000	14,573
	02/09/2010	15,000	14,461
	02/22/2010	5,000	4,786
		45,000	42,881	40,837	$0.91	0.02%
				$59,690		0.03%

(15)  Company has filed for Chapter 11 bankruptcy protection.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  Company has filed for Chapter 11 bankruptcy protection subsequent to March 31, 2012.

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Dollar

Euronext — Euronext Stock Exchange, Amsterdam

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

OTC - US — Over the Counter — United States

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depository Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at March 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
37	Long	CAC40 10 Euro Index	April 2012	$1,750,001	$1,689,884	$(60,117)
13	Long	E-Mini MSCI EAFE Index	June 2012	986,310	1,002,040	15,730
293	Short	Euro Stoxx 50	June 2012	9,527,070	9,413,746	113,324
41	Short	FTSE 100 Index	June 2012	3,852,798	3,757,380	95,418
11	Short	MSCI Singapore Index	April 2012	603,970	603,795	175
44	Short	Nasdaq 100 E-Mini Index	June 2012	2,291,212	2,420,660	(129,448)
81	Short	OMXS 30 Index	April 2012	1,345,245	1,306,679	38,566
51	Short	Russell 2000 Mini Index	June 2012	4,063,686	4,221,270	(157,584)
303	Long	S&P 500 E-Mini Index	June 2012	20,406,293	21,259,238	852,945
87	Short	S&P 500 E-Mini Index	June 2012	5,934,712	6,104,138	(169,426)
95	Long	S&P Mid 400 E-Mini Index	June 2012	9,152,924	9,426,850	273,926
14	Short	SPI 200	June 2012	1,543,364	1,575,268	(31,904)
32	Long	TOPIX Index	June 2012	3,242,335	3,313,278	70,943
42	Short	TOPIX Index	June 2012	4,184,777	4,348,677	(163,900)
19	Long	U.S. Long Bonds	June 2012	2,674,703	2,617,250	(57,453)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	U.S. Treasury 2 YR Notes	June 2012	$1,541,859	$1,540,984	$(875)
42	Short	U.S. Treasury 2 YR Notes	June 2012	9,250,500	9,245,906	4,594
43	Long	U.S. Treasury 5 YR Notes	June 2012	5,296,391	5,269,180	(27,211)
51	Short	U.S. Treasury 5 YR Notes	June 2012	6,281,367	6,249,492	31,875
64	Long	U.S. Treasury 10 YR Notes	June 2012	8,380,000	8,287,000	(93,000)
15	Short	U.S. Treasury 10 YR Notes	June 2012	1,964,024	1,942,266	21,758
1	Long	U.S. Ultra Bonds	June 2012	156,188	150,969	(5,219)
						$623,117

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A	$4,602	02/13/13	(3 Month USD LIBOR–BBA plus 10 bps)	Citibank U.S. Equity Custom basket	$277,197
JP Morgan Securities, Inc.	4,545	10/22/12	(3 Month USD LIBOR–BBA minus 4 bps)	iShares MSCI Emerging Market Index Market Index	126,188
					403,385
Bank of America	2,889	07/30/12	(3 Month USD LIBOR–BBA minus 39 bps)	Market Vectors Gold Miners ETF	(352,589)
Citibank N.A	3,780	02/13/13	3 Month USD LIBOR–BBA minus 15 bps	Russell 1000 Index Total Return	(183,230)
					(535,819)
Net Unrealized Appreciation (Depreciation).					$(132,434)

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@ Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 3.

Open Forward Foreign Currency Contracts

Contract Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	AUD	76,100	USD	79,179	04/18/12	$485	$—
	CAD	503,500	USD	504,135	04/18/12	—	(493)
	CHF	21,200	USD	22,775	04/18/12	—	(714)
	EUR	3,360,800	USD	4,480,787	04/18/12	—	(1,797)
	GBP	70,700	USD	110,763	04/18/12	—	(2,311)
	SEK	6,699,300	USD	1,001,839	04/18/12	—	(10,159)
	USD	81,827	AUD	76,100	04/18/12	—	(3,133)
	USD	510,564	CAD	503,500	04/18/12	—	(5,936)
	USD	23,409	CHF	21,200	04/18/12	80	—
	USD	136,025	GBP	85,300	04/18/12	400	—
	USD	8,005	NOK	45,000	04/18/12	—	(107)
						965	(24,650)
Barclays Bank PLC	AUD	5,200	USD	5,411	04/18/12	33	—
	EUR	145,100	USD	191,474	04/18/12	—	(2,058)
	JPY	20,037,900	USD	246,946	04/18/12	4,824	—
	SEK	121,800	USD	17,742	04/18/12	—	(658)
	USD	5,591	AUD	5,200	04/18/12	—	(214)
	USD	57,079	CHF	51,700	04/18/12	203	—
	USD	193,452	EUR	145,100	04/18/12	80	—
	USD	1,466,468	GBP	919,900	04/18/12	4,771	—
	USD	243,377	JPY	20,037,900	04/18/12	—	(1,256)
	USD	10,768	NOK	60,500	04/18/12	—	(151)
	USD	36,680	SEK	245,300	04/18/12	375	—
						10,286	(4,337)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Contract Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	AUD	31,000	USD	33,330	04/18/12	$1,273	$—
	CAD	507,900	USD	515,091	04/18/12	6,053	—
	CHF	971,900	USD	1,073,330	04/18/12	—	(3,508)
	EUR	91,600	USD	122,106	04/18/12	—	(68)
	HKD	952,700	USD	122,794	04/18/12	104	—
	JPY	365,600	USD	4,391	04/18/12	—	(27)
	SEK	34,800	USD	5,205	04/18/12	—	(52)
	SGD	856,300	USD	684,328	04/18/12	3,122	—
	USD	32,256	AUD	31,000	04/18/12	—	(199)
	USD	263,836	CAD	263,500	04/18/12	254	—
	USD	96,385	DKK	542,300	04/18/12	821	—
	USD	120,876	EUR	91,600	04/18/12	1,299	—
	USD	471,910	GBP	296,000	04/18/12	1,497	—
	USD	4,506	JPY	365,600	04/18/12	—	(88)
	USD	5,069	SEK	34,800	04/18/12	188	—
						14,611	(3,942)
Credit Suisse AG	AUD	64,200	USD	69,034	04/18/12	2,645	—
	CAD	392,700	USD	398,135	04/18/12	4,555	—
	JPY	20,203,200	USD	245,378	04/18/12	1,259	—
	USD	41,620	AUD	40,000	04/18/12	—	(256)
	USD	393,184	CAD	392,700	04/18/12	396	—
	USD	62,156	CHF	56,300	04/18/12	223	—
	USD	1,015,605	EUR	761,800	04/18/12	472	—
	USD	693,078	GBP	434,600	04/18/12	1,997	—
	USD	248,980	JPY	20,203,200	04/18/12	—	(4,861)
	USD	408,564	NOK	2,296,500	04/18/12	—	(5,531)
						11,547	(10,648)
Deutsche Bank AG	AUD	60,200	USD	64,639	04/18/12	2,386	—
	CAD	22,900	USD	23,217	04/18/12	265	—
	CHF	5,400	USD	5,801	04/18/12	—	(182)
	SEK	163,500	USD	24,439	04/18/12	—	(259)
	USD	62,635	AUD	60,200	04/18/12	—	(383)
	USD	23,085	CAD	22,900	04/18/12	—	(133)
	USD	33,236	CHF	30,100	04/18/12	114	—
	USD	1,225,592	EUR	919,300	04/18/12	556	—
	USD	23,816	SEK	163,500	04/18/12	882	—
						4,203	(957)
Goldman Sachs International	AUD	20,300	USD	21,122	04/18/12	130	—
	GBP	99,700	USD	158,947	04/18/12	—	(508)
	JPY	103,642,900	USD	1,277,303	04/18/12	24,969	—
	SEK	66,600	USD	9,957	04/18/12	—	(103)
	USD	21,832	AUD	20,300	04/18/12	—	(840)
	USD	1,095,564	EUR	821,700	04/18/12	406	—
	USD	156,200	GBP	99,700	04/18/12	3,255	—
	USD	51,356	NOK	288,700	04/18/12	—	(690)
	USD	9,701	SEK	66,600	04/18/12	359	—
						29,119	(2,141)
HSBC Bank USA, N.A.	AUD	172,500	USD	185,144	04/18/12	6,763	—
	EUR	37,000	USD	48,825	04/18/12	—	(525)
	GBP	1,018,800	USD	1,624,553	04/18/12	—	(4,861)
	HKD	4,364,300	USD	562,511	04/18/12	469	—
	JPY	6,282,600	USD	76,307	04/18/12	394	—
	USD	897,405	CHF	812,600	04/18/12	2,933	—
	USD	485,021	EUR	364,100	04/18/12	610	—
	USD	530,401	HKD	4,116,600	04/18/12	—	(258)
	USD	396,589	JPY	32,179,600	04/18/12	—	(7,757)
	USD	11,214	NOK	63,000	04/18/12	—	(158)
	USD	288,568	SGD	361,200	04/18/12	—	(1,225)
						11,169	(14,784)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Contract Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	CAD	126,800	USD	128,622	04/18/12	$1,538	$—
	CHF	26,600	USD	29,370	04/18/12	—	(102)
	EUR	218,600	USD	291,431	04/18/12	—	(134)
	JPY	2,712,200	USD	32,572	04/18/12	—	(200)
	USD	166,692	AUD	155,000	04/18/12	—	(6,408)
	USD	127,828	CAD	126,800	04/18/12	—	(744)
	USD	28,578	CHF	26,600	04/18/12	895	—
	USD	288,469	EUR	218,600	04/18/12	3,096	—
	USD	1,192,340	GBP	747,900	04/18/12	3,811	—
	USD	80,816	HKD	627,000	04/18/12	—	(70)
	USD	33,425	JPY	2,712,200	04/18/12	—	(653)
	USD	316,357	NOK	1,779,000	04/18/12	—	(4,144)
	USD	1,133,442	SEK	7,585,900	04/18/12	12,486	—
	USD	88,534	SGD	110,800	04/18/12	—	(390)
						21,826	(12,845)
Royal Bank of Scotland PLC	AUD	52,700	USD	56,592	04/18/12	2,096	—
	CAD	55,700	USD	56,482	04/18/12	657	—
	EUR	128,100	USD	169,040	04/18/12	—	(1,818)
	GBP	48,200	USD	75,514	04/18/12	—	(1,574)
	USD	54,835	AUD	52,700	04/18/12	—	(338)
	USD	56,149	CAD	55,700	04/18/12	—	(324)
	USD	62,078	CHF	56,200	04/18/12	191	—
	USD	170,862	EUR	128,100	04/18/12	—	(5)
	USD	76,819	GBP	48,200	04/18/12	269	—
	USD	739,032	JPY	59,926,600	04/18/12	—	(14,929)
						3,213	(18,988)
State Street Bank & Trust Co.	CAD	102,000	USD	103,455	04/18/12	1,226	—
	SEK	143,100	USD	20,845	04/18/12	—	(772)
	USD	102,823	CAD	102,000	04/18/12	—	(594)
	USD	671,775	EUR	503,900	04/18/12	319	—
	USD	11,501	ILS	43,900	04/18/12	325	—
	USD	21,406	SEK	143,100	04/18/12	211	—
						2,081	(1,366)
UBS AG	AUD	50,300	USD	52,336	04/18/12	321	—
	CAD	252,700	USD	253,699	04/18/12	432	—
	GBP	1,354,400	USD	2,159,022	04/18/12	—	(7,132)
	JPY	1,188,700	USD	14,275	04/18/12	—	(88)
	NOK	5,630,400	USD	1,002,011	04/18/12	13,882	—
	USD	54,077	AUD	50,300	04/18/12	—	(2,062)
	USD	256,233	CAD	252,700	04/18/12	—	(2,967)
	USD	134,607	CHF	121,900	04/18/12	455	—
	USD	1,528,765	EUR	1,146,800	04/18/12	820	—
	USD	14,650	JPY	1,188,700	04/18/12	—	(287)
						15,910	(12,536)
Westpac Banking Corp.	AUD	32,000	USD	33,295	04/18/12	204	—
	CAD	207,400	USD	209,083	04/18/12	1,218	—
	EUR	1,605,300	USD	2,140,170	04/18/12	—	(955)
	GBP	19,200	USD	30,608	04/18/12	—	(99)
	JPY	10,714,400	USD	132,062	04/18/12	2,598	—
	USD	34,343	AUD	32,000	04/18/12	—	(1,252)
	USD	210,267	CAD	207,400	04/18/12	—	(2,402)
	USD	30,080	GBP	19,200	04/18/12	629	—
	USD	129,554	JPY	10,714,400	04/18/12	—	(90)
						—	—
						4,649	(4,798)
Net Unrealized Appreciation/(Depreciation)						$129,579	$(111,992)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$136,813,094	$—	$243,719	$137,056,813
Convertible Preferred Stock	46,340	23,337	—	69,677
Preferred Stock	751,521	—	—	751,521
Asset Backed Securities	—	1,348,655	—	1,348,655
Convertible Bonds & Notes	—	65,164	—	65,164
U.S. Corporate Bonds & Notes	—	19,320,856	77,129	19,397,985
Foreign Corporate Bonds & Notes	—	2,676,927	—	2,676,927
Loans	—	55,557	—	55,557
Municipal Bonds & Notes	—	133,872	—	133,872
U.S. Government Agencies	—	4,708,395	—	4,708,395
U.S.Government Treasuries	—	1,743,871	—	1,743,871
Exchange Traded Funds	1,667,877	—	—	1,667,877
Equity Certificates	—	251,009	—	251,009
Warrants	—	—	1,523	1,523
Short-Term Investment Securities:
U.S.Government Treasuries	—	8,887,002	—	8,887,002
Repurchase Agreement	—	9,169,000	—	9,169,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,519,254	—	—	1,519,254
Total Return Swaps - Appreciation	—	403,385	—	403,385
Open Forward Foreign Currency Contracts - Appreciation	—	129,579	—	129,579
Total	$140,798,086	$48,916,609	$322,371	$190,037,066
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$896,137	$—	$—	$896,137
Total Return Swaps - Depreciation	—	535,819	—	535,819
Open Forward Foreign Currency Contracts - Depreciation	—	111,992	—	111,992
Total	$896,137	$647,811	$—	$1,543,948

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$22,617	$42,778	$1,523
Accrued discounts	—	576	—
Accrued premiums	—	(379)	—
Realized gain	—	101	—
Realized loss	—	(30,108)	—
Change in unrealized appreciation(1)	1,299	30,929	—
Change in unrealized depreciation(1)	(7,276)	(1,145)	—
Net purchases	23,882	15,381	—
Net sales	(13,739)	(14,121)	—
Transfers into Level 3(2)	216,936	33,117	—
Transfers out of Level 3(2)	—	—	—
Balance as of 3/31/2012	$243,719	$77,129	$1,523

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 includes:

Common Stock	U.S. Corporate Bonds & Notes	Warrants
$(7,276)	$10	$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Computers	11.2%
Web Portals/ISP	7.3
E-Commerce/Products	4.3
Commercial Services-Finance	4.2
E-Commerce/Services	4.1
Retail-Restaurants	3.7
Semiconductor Components-Integrated Circuits	2.9
Transport-Services	2.9
Diversified Manufacturing Operations	2.8
Oil Companies-Exploration & Production	2.6
Medical-Biomedical/Gene	2.5
Distribution/Wholesale	2.5
Wireless Equipment	2.3
Industrial Gases	2.1
Applications Software	2.1
Real Estate Investment Trusts	1.9
Investment Management/Advisor Services	1.7
Metal Processors & Fabrication	1.6
Computers-Memory Devices	1.6
Oil Field Machinery & Equipment	1.6
Hotels/Motels	1.5
Transport-Rail	1.5
Apparel Manufacturers	1.4
Finance-Credit Card	1.3
Casino Hotels	1.2
Athletic Footwear	1.2
Registered Investment Companies	1.1
Computer Services	1.1
Telecommunication Equipment	1.0
Oil-Field Services	1.0
Medical-Wholesale Drug Distribution	1.0
Medical Products	0.9
Medical-Drugs	0.9
Pharmacy Services	0.9
Internet Application Software	0.8
Electronic Components-Semiconductors	0.8
Retail-Apparel/Shoe	0.8
Multimedia	0.8
Retail-Discount	0.7
Machinery-General Industrial	0.7
Aerospace/Defense	0.7
Internet Content-Information/News	0.7
Retail-Drug Store	0.7
Retail-Automobile	0.6
Computers-Integrated Systems	0.6
Coatings/Paint	0.6
Computer Software	0.6
Building-Residential/Commercial	0.6
Retail-Auto Parts	0.5
Engines-Internal Combustion	0.5
Electronic Measurement Instruments	0.5
Pipelines	0.5
Retail-Building Products	0.5
Enterprise Software/Service	0.5
Computer Aided Design	0.4
Machinery-Construction & Mining	0.4
Transport-Truck	0.4
Finance-Other Services	0.4
Motorcycle/Motor Scooter	0.4
Engineering/R&D Services	0.4
Beverages-Non-alcoholic	0.4%
Cruise Lines	0.4
Machinery-Farming	0.4
Medical Instruments	0.4
Food-Retail	0.4
Banks-Super Regional	0.4
Auto/Truck Parts & Equipment-Original	0.3
Broadcast Services/Program	0.2
Agricultural Chemicals	0.2
Chemicals-Diversified	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 98.8%
Aerospace/Defense — 0.7%
Boeing Co.	13,700	$1,018,869
Agricultural Chemicals — 0.2%
Potash Corp. of Saskatchewan, Inc.	5,400	246,726
Apparel Manufacturers — 1.4%
Coach, Inc.	7,300	564,144
Prada SpA†	96,900	630,772
Ralph Lauren Corp.	5,300	923,949
		2,118,865
Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	9,500	606,480
Nuance Communications, Inc.†	26,900	688,102
Red Hat, Inc.†	15,700	940,273
Salesforce.com, Inc.†	5,500	849,805
		3,084,660
Athletic Footwear — 1.2%
NIKE, Inc., Class B	16,300	1,767,572
Auto/Truck Parts & Equipment-Original — 0.3%
Johnson Controls, Inc.	15,200	493,696
Banks-Super Regional — 0.4%
US Bancorp	17,000	538,560
Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	9,400	583,646
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	6,100	308,660
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	19,200	291,264
Lennar Corp., Class A	11,200	304,416
NVR, Inc.†	300	217,899
		813,579
Casino Hotels — 1.2%
Las Vegas Sands Corp.	26,600	1,531,362
MGM Resorts International†	18,300	249,246
		1,780,608
Chemicals-Diversified — 0.1%
Air Products & Chemicals, Inc.	2,400	220,320
Coatings/Paint — 0.6%
Sherwin-Williams Co.	7,900	858,493
Commercial Services-Finance — 4.2%
Mastercard, Inc., Class A	9,400	3,953,076
Visa, Inc., Class A	19,300	2,277,400
		6,230,476
Computer Aided Design — 0.4%
Autodesk, Inc.†	15,500	655,960
Computer Services — 1.1%
Accenture PLC, Class A	24,700	1,593,150
Computer Software — 0.6%
Akamai Technologies, Inc.†	22,500	825,750
Computers — 11.2%
Apple, Inc.†	27,600	16,545,372

Security Description	Shares	Value (Note 3)
Computers-Integrated Systems — 0.6%
Teradata Corp.†	12,700	$865,505
Computers-Memory Devices — 1.6%
EMC Corp.†	36,300	1,084,644
NetApp, Inc.†	16,400	734,228
SanDisk Corp.†	10,600	525,654
		2,344,526
Cruise Lines — 0.4%
Carnival PLC	18,069	577,450
Distribution/Wholesale — 2.5%
Fastenal Co.	41,900	2,266,790
Fossil, Inc.†	6,200	818,276
WW Grainger, Inc.	2,600	558,506
		3,643,572
Diversified Manufacturing Operations — 2.8%
Danaher Corp.	74,700	4,183,200
E-Commerce/Products — 4.3%
Amazon.com, Inc.†	21,900	4,434,969
eBay, Inc.†	51,900	1,914,591
		6,349,560
E-Commerce/Services — 4.0%
Ctrip.com International, Ltd. ADR†	15,100	326,764
Groupon, Inc.†	37,800	694,764
Liberty Interactive Corp., Class A†	26,300	502,067
priceline.com, Inc.†	6,200	4,448,500
		5,972,095
Electronic Components-Semiconductors — 0.8%
Broadcom Corp., Class A†	30,500	1,198,650
Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	13,400	729,228
Engineering/R&D Services — 0.4%
Fluor Corp.	4,100	246,164
McDermott International, Inc.†	27,800	356,118
		602,282
Engines-Internal Combustion — 0.5%
Cummins, Inc.	6,400	768,256
Enterprise Software/Service — 0.5%
Informatica Corp.†	12,700	671,830
Finance-Credit Card — 1.3%
American Express Co.	33,600	1,944,096
Finance-Other Services — 0.4%
IntercontinentalExchange, Inc.†	4,700	645,874
Food-Retail — 0.4%
Whole Foods Market, Inc.	6,500	540,800
Hotels/Motels — 1.5%
Marriott International, Inc., Class A	34,442	1,303,630
Starwood Hotels & Resorts Worldwide, Inc.	16,600	936,406
		2,240,036
Industrial Gases — 2.1%
Praxair, Inc.	27,100	3,106,744
Internet Application Software — 0.8%
Tencent Holdings, Ltd.	43,100	1,203,273

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	9,900	$1,009,701
Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	11,200	1,389,136
Invesco, Ltd.	43,000	1,146,810
		2,535,946
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	3,800	404,776
Joy Global, Inc.	3,400	249,900
		654,676
Machinery-Farming — 0.4%
Deere & Co.	6,900	558,210
Machinery-General Industrial — 0.7%
Babcock & Wilcox Co.†	14,050	361,787
Roper Industries, Inc.	6,900	684,204
		1,045,991
Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	7,500	545,475
Medical Products — 0.9%
Baxter International, Inc.	7,500	448,350
Covidien PLC	3,100	169,508
Stryker Corp.	12,500	693,500
		1,311,358
Medical-Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	9,000	835,740
Biogen Idec, Inc.†	7,300	919,581
Celgene Corp.†	8,900	689,928
Gilead Sciences, Inc.†	15,000	732,750
Human Genome Sciences, Inc.†	29,500	243,080
Regeneron Pharmaceuticals, Inc.†	2,100	244,902
		3,665,981
Medical-Drugs — 0.9%
Allergan, Inc.	6,200	591,666
Valeant Pharmaceuticals International, Inc.†	12,700	681,863
		1,273,529
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	17,400	1,527,198
Metal Processors & Fabrication — 1.6%
Precision Castparts Corp.	13,900	2,403,310
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	13,000	638,040
Multimedia — 0.8%
Walt Disney Co.	26,300	1,151,414
Oil Companies-Exploration & Production — 2.6%
Cimarex Energy Co.	4,300	324,521
Continental Resources, Inc.†	8,000	686,560
EOG Resources, Inc.	13,000	1,444,300
Occidental Petroleum Corp.	14,500	1,380,835
		3,836,216

Security Description	Shares	Value (Note 3)
Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	16,800	$887,544
FMC Technologies, Inc.†	27,900	1,406,718
		2,294,262
Oil-Field Services — 1.0%
Schlumberger, Ltd.	22,000	1,538,460
Pharmacy Services — 0.9%
Express Scripts Holding Co.†	23,300	1,262,394
Pipelines — 0.5%
Williams Cos., Inc.	23,600	727,116
Real Estate Investment Trusts — 1.9%
American Tower Corp.	44,400	2,798,088
Retail-Apparel/Shoe — 0.8%
Michael Kors Holdings, Ltd.†	9,000	419,310
Ross Stores, Inc.	13,400	778,540
		1,197,850
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	2,100	780,780
Retail-Automobile — 0.6%
CarMax, Inc.†	26,700	925,155
Retail-Building Products — 0.5%
Home Depot, Inc.	6,400	321,984
Lowe's Cos., Inc.	11,400	357,732
		679,716
Retail-Discount — 0.7%
Costco Wholesale Corp.	11,800	1,071,440
Retail-Drug Store — 0.7%
CVS Caremark Corp.	21,800	976,640
Retail-Restaurants — 3.7%
Chipotle Mexican Grill, Inc.†	3,200	1,337,600
Starbucks Corp.	51,300	2,867,157
Yum! Brands, Inc.	16,900	1,202,942
		5,407,699
Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	63,300	4,305,666
Telecommunication Equipment — 1.0%
Juniper Networks, Inc.†	67,600	1,546,688
Transport-Rail — 1.5%
Kansas City Southern	11,000	788,590
Union Pacific Corp.	12,600	1,354,248
		2,142,838
Transport-Services — 2.9%
Expeditors International of Washington, Inc.	10,900	506,959
FedEx Corp.	24,800	2,280,608
United Parcel Service, Inc., Class B	18,000	1,452,960
		4,240,527
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	11,900	647,003

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Web Portals/ISP — 7.1%
Baidu, Inc. ADR†	22,200	$3,236,094
Facebook, Inc., Class A†(1)(3)(4)	14,280	444,781
Facebook, Inc., Class B†(1)(3)(4)	27,505	856,701
Google, Inc., Class A†	9,100	5,835,284
Twitter, Inc.†(1)(3)(4)	6,539	104,624
		10,477,484
Wireless Equipment — 2.3%
Crown Castle International Corp.†	62,700	3,344,418
Total Common Stock (cost $94,818,448)		145,793,208
CONVERTIBLE PREFERRED STOCK — 0.3%
E-Commerce/Services — 0.1%
Living Social, Inc., Class F(1)(3)(4)	11,949	63,664
Web Portals/ISP — 0.2%
Twitter, Inc., Series A(1)(3)(4)	17	272
Twitter, Inc., Series B(1)(3)(4)	4,311	68,976
Twitter, Inc., Series C(1)(3)(4)	1,165	18,640
Twitter, Inc., Series D(1)(3)(4)	2,510	40,160
Twitter, Inc., Series F(1)(3)(4)	729	11,664
Twitter, Inc., Series G2(1)(3)(4)	10,689	171,024
		310,736
Total Convertible Preferred Stock (cost $403,892)		374,400
Total Long-Term Investment Securities (cost $95,222,340)		146,167,608
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
T. Rowe Price Reserve Investment Fund (cost $1,647,923)	1,647,923	1,647,923
TOTAL INVESTMENTS (cost $96,870,263)(2)	100.2%	147,815,531
Liabilities in excess of other assets	(0.2)	(304,802)
NET ASSETS	100.0%	$147,510,729

†  Non-income producing security

(1)  Illiquid security. At March 31, 2012 the aggregate value of these securities was $1,780,506 representing 1.2% of net assets.

(2)  See Note 4 for cost of investments on a tax basis

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(4)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of March 31, 2012, the Stock Portfolio held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Facebook, Inc. Class A Common Stock	08/12/11	11,080	$345,110
	12/29/11	3,200	87,200
		14,280	432,310	$444,781	$31.15	0.30%
Facebook, Inc. Class B Common Stock	03/31/11	24,148	603,700
	05/19/11	3,357	84,083
		27,505	687,783	856,701	31.15	0.58%
Living Social, Inc Class F Convertible Preferred Stock	11/18/11	11,949	91,888	63,664	5.33	0.04%
Twitter, Inc. Common Stock	09/13/11	6,539	105,236	104,624	16.00	0.07%
Twitter, Inc. Series A Convertible Preferred Stock	09/13/11	17	273	272	16.00	0.00%
Twitter, Inc. Series B Convertible Preferred Stock	09/13/11	265	4,265
	03/30/12	4,046	64,736
		4,311	69,001	68,976	16.00	0.05%
Twitter, Inc. Series C Convertible Preferred Stock	09/13/11	68	1,094
	03/30/12	1,097	17,552
		1,165	18,646	18,640	16.00	0.01%
Twitter, Inc. Series D Convertible Preferred Stock	09/13/11	2,510	40,395	40,160	16.00	0.03%
Twitter, Inc. Series F Convertible Preferred Stock	03/30/12	729	11,664	11,664	16.00	0.01%
Twitter, Inc. Series G2 Convertible Preferred Stock	07/28/11	10,689	172,025	171,024	16.00	0.12%
				$1,780,506		1.21%

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$16,545,372	$—	$—	$16,545,372
Web Portals/ISP	9,071,378	—	1,406,106	10,477,484
Other Industries*	118,770,352	—	—	118,770,352
Convertible Preferred Stock	—	—	374,400	374,400
Short-Term Investment Securities:
Registered Investment Companies	1,647,923	—	—	1,647,923
Total	$146,035,025	$—	$1,780,506	$147,815,531

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 3/31/2011	$603,700	$—
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	181,389	—
Change in unrealized depreciation(1)	(612)	(29,492)
Net purchases	621,629	403,892
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—
Balance as of 3/31/2012	$1,406,106	$374,400

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at March 31, 2012 includes:

Common Stock	Convertible Preferred Stock
$180,777	$(29,492)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Computers	9.0%
E-Commerce/Products	4.5
Medical-Biomedical/Gene	4.3
Applications Software	3.2
Pharmacy Services	3.0
Medical-Drugs	2.9
Retail-Apparel/Shoe	2.6
Oil-Field Services	2.4
Transport-Services	2.3
Web Portals/ISP	2.2
Enterprise Software/Service	2.1
Multimedia	2.1
Semiconductor Components-Integrated Circuits	2.1
Beverages-Non-alcoholic	2.0
Computers-Memory Devices	2.0
Wireless Equipment	1.9
Cosmetics & Toiletries	1.8
Real Estate Investment Trusts	1.8
Oil Companies-Integrated	1.8
Commercial Services-Finance	1.8
Oil Companies-Exploration & Production	1.8
Electronic Components-Semiconductors	1.7
Industrial Automated/Robotic	1.6
Retail-Discount	1.5
Computer Services	1.4
Retail-Restaurants	1.3
Athletic Footwear	1.3
Metal-Diversified	1.1
Retail-Building Products	1.1
Diversified Manufacturing Operations	1.1
Medical Instruments	1.1
Industrial Gases	1.0
Exchange-Traded Funds	1.0
Finance-Credit Card	1.0
Metal Processors & Fabrication	1.0
Commercial Paper	0.9
Electronic Connectors	0.9
Tobacco	0.9
Retail-Jewelry	0.9
Auto-Cars/Light Trucks	0.8
Vitamins & Nutrition Products	0.8
Finance-Other Services	0.8
Instruments-Controls	0.8
Oil Field Machinery & Equipment	0.8
Casino Hotels	0.8
Beverages-Wine/Spirits	0.7
Insurance-Life/Health	0.7
Web Hosting/Design	0.7
Electronic Components-Misc.	0.6
Hotels/Motels	0.6
Banks-Fiduciary	0.6
Medical-Generic Drugs	0.6
Banks-Commercial	0.6
Electric Products-Misc.	0.5
Investment Management/Advisor Services	0.5
Commercial Services	0.5
Medical Products	0.5
Real Estate Management/Services	0.5
Apparel Manufacturers	0.5
Machinery-Construction & Mining	0.5
Food-Misc.	0.4%
Chemicals-Specialty	0.4
Medical-HMO	0.4
Aerospace/Defense	0.4
E-Commerce/Services	0.4
Transport-Rail	0.4
Electric-Integrated	0.4
Aerospace/Defense-Equipment	0.3
Electronic Measurement Instruments	0.3
Chemicals-Diversified	0.3
Brewery	0.3
Agricultural Chemicals	0.3
Telephone-Integrated	0.3
Broadcast Services/Program	0.3
Cable/Satellite TV	0.2
Repurchase Agreements	0.2
Disposable Medical Products	0.2
Instruments-Scientific	0.2
Retail-Major Department Stores	0.2
Consumer Products-Misc.	0.2
Pipelines	0.2
Machinery-Farming	0.2
Distribution/Wholesale	0.1
Gold Mining	0.1
Insurance-Property/Casualty	0.1
Retail-Auto Parts	0.1
Medical Labs & Testing Services	0.1
Engines-Internal Combustion	0.1
Retail-Bedding	0.1
Food-Confectionery	0.1
Data Processing/Management	0.1
Coal	0.1
Semiconductor Equipment	0.1
Computers-Integrated Systems	0.1
Medical Information Systems	0.1
Insurance Brokers	0.1
Internet Infrastructure Software	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 97.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	2,098	$106,264
Aerospace/Defense — 0.4%
Boeing Co.	6,131	455,962
General Dynamics Corp.	2,934	215,297
Lockheed Martin Corp.	3,535	317,655
Raytheon Co.	2,614	137,967
Rockwell Collins, Inc.	1,439	82,829
		1,209,710
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,668	209,234
United Technologies Corp.	8,690	720,749
		929,983
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	868	158,540
Monsanto Co.	7,100	566,296
Mosaic Co.	2,488	137,562
		862,398
Apparel Manufacturers — 0.5%
Coach, Inc.	3,816	294,900
Prada SpA†	118,400	770,727
Ralph Lauren Corp.	857	149,401
VF Corp.	1,159	169,191
		1,384,219
Applications Software — 3.2%
Citrix Systems, Inc.†	2,461	194,198
Intuit, Inc.	3,911	235,168
Microsoft Corp.	204,477	6,594,383
Red Hat, Inc.†	2,561	153,378
Salesforce.com, Inc.†	11,004	1,700,228
		8,877,355
Athletic Footwear — 1.3%
NIKE, Inc., Class B	33,570	3,640,331
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	185,150	2,312,523
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.†	1,114	93,955
Banks-Commercial — 0.6%
Standard Chartered PLC	61,936	1,545,440
Banks-Fiduciary — 0.6%
Northern Trust Corp.	33,438	1,586,633
Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	30,012	2,221,188
Dr Pepper Snapple Group, Inc.	1,462	58,787
PepsiCo, Inc.	49,938	3,313,386
		5,593,361
Beverages-Wine/Spirits — 0.7%
Brown-Forman Corp., Class B	1,317	109,825
Diageo PLC ADR	9,587	925,146
Pernod-Ricard SA	8,863	926,733
		1,961,704

Security Description	Shares	Value (Note 3)
Brewery — 0.3%
Anheuser-Busch InBev NV	12,304	$898,931
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	13,736	695,042
Scripps Networks Interactive, Inc., Class A	1,266	61,641
		756,683
Building Products-Wood — 0.0%
Masco Corp.	1,469	19,641
Building-Residential/Commercial — 0.0%
PulteGroup, Inc.†	1,741	15,408
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	8,968	442,481
Time Warner Cable, Inc.	2,832	230,808
		673,289
Casino Hotels — 0.8%
MGM Resorts International†	146,128	1,990,263
Wynn Resorts, Ltd.	1,053	131,499
		2,121,762
Chemicals-Diversified — 0.3%
Air Products & Chemicals, Inc.	1,843	169,187
E.I. du Pont de Nemours & Co.	8,406	444,678
FMC Corp.	926	98,026
PPG Industries, Inc.	2,016	193,133
		905,024
Chemicals-Specialty — 0.4%
Eastman Chemical Co.	872	45,073
Ecolab, Inc.	16,233	1,001,901
International Flavors & Fragrances, Inc.	1,073	62,878
Sigma-Aldrich Corp.	1,601	116,969
		1,226,821
Coal — 0.1%
Consol Energy, Inc.	2,168	73,929
Peabody Energy Corp.	3,610	104,545
		178,474
Coatings/Paint — 0.0%
Sherwin-Williams Co.	1,147	124,644
Commercial Services — 0.5%
Iron Mountain, Inc.	50,822	1,463,674
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	6,505	359,011
Equifax, Inc.	858	37,975
Mastercard, Inc., Class A	8,519	3,582,580
Moody's Corp.	1,379	58,056
Paychex, Inc.	2,181	67,589
Visa, Inc., Class A	6,597	778,446
Western Union Co.	3,866	68,042
		4,951,699

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,468	$62,126
Computer Services — 1.4%
Accenture PLC, Class A	6,437	415,187
Cognizant Technology Solutions Corp., Class A†	4,023	309,570
International Business Machines Corp.	15,365	3,205,907
		3,930,664
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,358	86,539
Computers — 9.0%
Apple, Inc.†	42,097	25,235,889
Computers-Integrated Systems — 0.1%
Teradata Corp.†	2,220	151,293
Computers-Memory Devices — 2.0%
EMC Corp.†	111,249	3,324,120
NetApp, Inc.†	45,350	2,030,320
SanDisk Corp.†	3,214	159,382
		5,513,822
Consumer Products-Misc. — 0.2%
Clorox Co.	1,205	82,844
Kimberly-Clark Corp.	5,221	385,779
		468,623
Containers-Metal/Glass — 0.0%
Ball Corp.	1,159	49,698
Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	54,002	1,045,479
Colgate-Palmolive Co.	6,360	621,881
Estee Lauder Cos., Inc., Class A	2,982	184,705
Procter & Gamble Co.	47,984	3,225,004
		5,077,069
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	633	53,634
Fiserv, Inc.†	1,838	127,539
		181,173
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,130	45,347
Patterson Cos., Inc.	592	19,773
		65,120
Dialysis Centers — 0.0%
DaVita, Inc.†	1,243	112,081
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,914	583,830
Distribution/Wholesale — 0.1%
Fastenal Co.	2,780	150,398
Genuine Parts Co.	1,446	90,737
WW Grainger, Inc.	809	173,781
		414,916
Diversified Manufacturing Operations — 1.1%
3M Co.	7,092	632,677
Cooper Industries PLC	1,261	80,641
Danaher Corp.	33,243	1,861,608

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations (continued)
Dover Corp.	1,680	$105,739
Illinois Tool Works, Inc.	3,913	223,511
Parker Hannifin Corp.	1,301	110,000
		3,014,176
E-Commerce/Products — 4.5%
Amazon.com, Inc.†	21,799	4,414,516
eBay, Inc.†	217,062	8,007,417
Netflix, Inc.†	735	84,554
		12,506,487
E-Commerce/Services — 0.4%
Expedia, Inc.	793	26,518
priceline.com, Inc.†	1,481	1,062,617
TripAdvisor, Inc.†	767	27,359
		1,116,494
Electric Products-Misc. — 0.5%
Emerson Electric Co.	28,666	1,495,792
Electric-Integrated — 0.4%
Consolidated Edison, Inc.	2,058	120,228
Dominion Resources, Inc.	5,292	271,003
NextEra Energy, Inc.	3,201	195,517
Progress Energy, Inc.	2,310	122,684
Southern Co.	6,780	304,626
		1,014,058
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	49,285	1,811,224
Electronic Components-Semiconductors — 1.7%
Altera Corp.	4,275	170,231
Broadcom Corp., Class A†	6,504	255,607
First Solar, Inc.†	780	19,539
Intel Corp.	33,788	949,781
LSI Corp.†	3,758	32,619
Microchip Technology, Inc.	2,547	94,748
NVIDIA Corp.†	47,674	733,703
Texas Instruments, Inc.	8,654	290,861
Xilinx, Inc.	57,153	2,082,084
		4,629,173
Electronic Connectors — 0.9%
Amphenol Corp., Class A	42,831	2,560,009
Electronic Forms — 0.0%
Adobe Systems, Inc.†	3,012	103,342
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	19,605	872,618
FLIR Systems, Inc.	1,573	39,813
		912,431
Engineering/R&D Services — 0.0%
Fluor Corp.	1,322	79,373
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,909	229,156
Enterprise Software/Service — 2.1%
BMC Software, Inc.†	1,633	65,581
Oracle Corp.	199,502	5,817,479
		5,883,060

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,109	$34,756
Filtration/Separation Products — 0.0%
Pall Corp.	1,530	91,234
Finance-Credit Card — 1.0%
American Express Co.	46,845	2,710,452
Finance-Other Services — 0.8%
CME Group, Inc.	5,777	1,671,459
IntercontinentalExchange, Inc.†	4,330	595,029
		2,266,488
Food-Confectionery — 0.1%
Hershey Co.	2,034	124,745
J.M. Smucker Co.	872	70,946
		195,691
Food-Meat Products — 0.0%
Hormel Foods Corp.	819	24,177
Food-Misc. — 0.4%
Campbell Soup Co.	1,302	44,073
General Mills, Inc.	5,728	225,970
H.J. Heinz Co.	3,224	172,645
Kellogg Co.	3,268	175,263
Kraft Foods, Inc., Class A	12,662	481,283
McCormick & Co., Inc.	1,270	69,126
Sara Lee Corp.	2,903	62,501
		1,230,861
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,614	134,285
Gold Mining — 0.1%
Newmont Mining Corp.	6,565	336,588
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,124	94,011
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	41,222	1,560,253
Starwood Hotels & Resorts Worldwide, Inc.	1,508	85,066
		1,645,319
Human Resources — 0.0%
Robert Half International, Inc.	660	19,998
Industrial Automated/Robotic — 1.6%
FANUC Corp.	21,600	3,830,953
Rockwell Automation, Inc.	8,066	642,860
		4,473,813
Industrial Gases — 1.0%
Airgas, Inc.	665	59,165
Praxair, Inc.	23,884	2,738,062
		2,797,227
Instruments-Controls — 0.8%
Honeywell International, Inc.	36,084	2,202,928
Instruments-Scientific — 0.2%
Thermo Fisher Scientific, Inc.	8,256	465,473
Waters Corp.†	1,181	109,432
		574,905

Security Description	Shares	Value (Note 3)
Insurance Brokers — 0.1%
Aon PLC†	2,889	$141,734
Insurance-Life/Health — 0.7%
Aflac, Inc.	6,194	284,862
Prudential PLC	136,816	1,635,809
		1,920,671
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,049	141,606
Travelers Cos., Inc.	2,710	160,432
		302,038
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,050	141,708
Internet Security — 0.0%
Symantec Corp.†	3,966	74,164
VeriSign, Inc.	1,015	38,915
		113,079
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,331	272,722
Franklin Resources, Inc.	1,890	234,416
T. Rowe Price Group, Inc.	14,926	974,668
		1,481,806
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	11,498	1,224,767
Joy Global, Inc.	1,403	103,120
		1,327,887
Machinery-Farming — 0.2%
Deere & Co.	5,329	431,116
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,285	127,421
Machinery-Pumps — 0.0%
Flowserve Corp.	549	63,415
Medical Information Systems — 0.1%
Cerner Corp.†	1,935	147,370
Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	1,525	110,913
Intuitive Surgical, Inc.†	521	282,252
Medtronic, Inc.	8,969	351,495
St. Jude Medical, Inc.	51,034	2,261,317
		3,005,977
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,289	117,995
Quest Diagnostics, Inc.	2,100	128,415
		246,410
Medical Products — 0.5%
Baxter International, Inc.	7,431	444,225
Becton, Dickinson and Co.	2,786	216,333
Covidien PLC	4,615	252,348
Stryker Corp.	4,295	238,287
Varian Medical Systems, Inc.†	1,498	103,302
Zimmer Holdings, Inc.	2,362	151,829
		1,406,324

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical-Biomedical/Gene — 4.3%
Amgen, Inc.	10,495	$713,555
Biogen Idec, Inc.†	3,166	398,821
Celgene Corp.†	93,889	7,278,275
Gilead Sciences, Inc.†	38,327	1,872,274
Life Technologies Corp.†	2,364	115,411
Vertex Pharmaceuticals, Inc.†	41,431	1,699,085
		12,077,421
Medical-Drugs — 2.9%
Abbott Laboratories	55,701	3,413,914
Allergan, Inc.	4,037	385,251
Bristol-Myers Squibb Co.	13,655	460,856
Eli Lilly & Co.	9,479	381,720
Johnson & Johnson	36,402	2,401,076
Merck & Co., Inc.	26,238	1,007,539
		8,050,356
Medical-Generic Drugs — 0.6%
Mylan, Inc.†	5,662	132,774
Perrigo Co.	1,237	127,795
Teva Pharmaceutical Industries, Ltd. ADR	26,305	1,185,303
Watson Pharmaceuticals, Inc.†	1,686	113,063
		1,558,935
Medical-HMO — 0.4%
Aetna, Inc.	2,509	125,851
Humana, Inc.	1,262	116,710
UnitedHealth Group, Inc.	13,857	816,732
WellPoint, Inc.	2,264	167,083
		1,226,376
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	15,482	2,676,838
Metal-Diversified — 1.1%
Ivanhoe Mines, Ltd.†	197,023	3,101,142
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	1,883	130,417
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,243	61,006
Multimedia — 2.1%
News Corp., Class A	213,175	4,197,416
Viacom, Inc., Class B	35,244	1,672,680
		5,870,096
Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc.	922	61,543
Helmerich & Payne, Inc.	1,424	76,825
		138,368
Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	3,239	253,743
Apache Corp.	3,568	358,370
Cabot Oil & Gas Corp.	2,782	86,715
Devon Energy Corp.	19,062	1,355,689
EOG Resources, Inc.	3,568	396,405
EQT Corp.	1,189	57,322

Security Description	Shares	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co.†	1,195	$41,442
Noble Energy, Inc.	1,478	144,519
Occidental Petroleum Corp.	14,443	1,375,407
Pioneer Natural Resources Co.	1,635	182,450
Range Resources Corp.	1,507	87,617
Southwestern Energy Co.†	17,887	547,342
WPX Energy, Inc.†	1,422	25,610
		4,912,631
Oil Companies-Integrated — 1.8%
Chevron Corp.	14,157	1,518,196
Exxon Mobil Corp.	40,001	3,469,287
		4,987,483
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	21,533	1,137,588
FMC Technologies, Inc.†	3,170	159,832
National Oilwell Varco, Inc.	10,571	840,077
		2,137,497
Oil-Field Services — 2.4%
Baker Hughes, Inc.	3,482	146,035
Halliburton Co.	49,421	1,640,283
Schlumberger, Ltd.	69,941	4,890,974
		6,677,292
Pharmacy Services — 3.0%
Express Scripts Holding Co.†	54,524	2,954,110
Medco Health Solutions, Inc.†	78,265	5,502,030
		8,456,140
Pipelines — 0.2%
El Paso Corp.	4,919	145,357
ONEOK, Inc.	827	67,533
Spectra Energy Corp.	3,886	122,603
Williams Cos., Inc.	3,377	104,045
		439,538
Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	2,138	103,629
Real Estate Investment Trusts — 1.8%
American Tower Corp.	54,403	3,428,477
Apartment Investment & Management Co., Class A	675	17,827
AvalonBay Communities, Inc.	871	123,116
Boston Properties, Inc.	1,062	111,499
Equity Residential	2,827	177,027
HCP, Inc.	2,389	94,270
Health Care REIT, Inc.	1,589	87,332
Plum Creek Timber Co., Inc.	1,006	41,809
ProLogis, Inc.	2,252	81,117
Public Storage	1,339	185,010
Simon Property Group, Inc.	2,680	390,422
Ventas, Inc.	3,831	218,750
Vornado Realty Trust	1,301	109,544
		5,066,200
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	70,072	1,398,637

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Apparel/Shoe — 2.6%
Limited Brands, Inc.	87,031	$4,177,488
PVH Corp.	14,903	1,331,285
Ross Stores, Inc.	3,032	176,159
Urban Outfitters, Inc.†	53,886	1,568,622
		7,253,554
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	362	134,591
O'Reilly Automotive, Inc.†	1,688	154,199
		288,790
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,140	206,518
Retail-Building Products — 1.1%
Home Depot, Inc.	9,404	473,115
Lowe's Cos., Inc.	81,428	2,555,211
		3,028,326
Retail-Discount — 1.5%
Big Lots, Inc.†	565	24,306
Costco Wholesale Corp.	31,268	2,839,135
Dollar Tree, Inc.†	1,578	149,105
Family Dollar Stores, Inc.	1,562	98,843
Target Corp.	5,433	316,581
Wal-Mart Stores, Inc.	14,592	893,031
		4,321,001
Retail-Jewelry — 0.9%
Cie Financiere Richemont SA, Class A	37,914	2,377,238
Tiffany & Co.	1,684	116,415
		2,493,653
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,590	88,595
TJX Cos., Inc.	10,002	397,179
		485,774
Retail-Regional Department Stores — 0.0%
Kohl's Corp.	2,184	109,266
Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	415	173,470
Darden Restaurants, Inc.	1,192	60,983
McDonald's Corp.	19,566	1,919,424
Starbucks Corp.	9,991	558,397
Yum! Brands, Inc.	14,510	1,032,822
		3,745,096
Schools — 0.0%
Apollo Group, Inc., Class A†	1,492	57,651
DeVry, Inc.	792	26,825
		84,476
Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	2,409	97,324
Linear Technology Corp.	1,974	66,524
QUALCOMM, Inc.	83,025	5,647,360
		5,811,208

Security Description	Shares	Value (Note 3)
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	2,211	$120,322
Novellus Systems, Inc.†	525	26,203
Teradyne, Inc.†	1,558	26,315
		172,840
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	4,607	105,408
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	20,305	776,260
Tobacco — 0.9%
Altria Group, Inc.	8,952	276,348
Lorillard, Inc.	1,190	154,081
Philip Morris International, Inc.	22,833	2,023,232
Reynolds American, Inc.	2,437	100,990
		2,554,651
Tools-Hand Held — 0.0%
Snap-on, Inc.	418	25,485
Stanley Black & Decker, Inc.	1,237	95,200
		120,685
Toys — 0.0%
Hasbro, Inc.	906	33,268
Mattel, Inc.	2,023	68,094
		101,362
Transport-Rail — 0.4%
CSX Corp.	6,558	141,128
Norfolk Southern Corp.	3,327	219,016
Union Pacific Corp.	6,366	684,218
		1,044,362
Transport-Services — 2.3%
C.H. Robinson Worldwide, Inc.	28,251	1,850,158
Expeditors International of Washington, Inc.	1,997	92,881
United Parcel Service, Inc., Class B	54,513	4,400,289
		6,343,328
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	27,711	2,285,603
Web Hosting/Design — 0.7%
Equinix, Inc.†	12,036	1,895,068
Web Portals/ISP — 2.2%
Google, Inc., Class A†	9,503	6,093,704
Wireless Equipment — 1.9%
Crown Castle International Corp.†	96,380	5,140,909
Motorola Mobility Holdings, Inc.†	1,433	56,231
		5,197,140
Total Common Stock (cost $210,999,202)		274,005,308

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell 1000 Growth Index Fund	7,100	$469,168
iShares S&P 500 Growth Index Fund	30,000	2,261,100
Total Exchange-Traded Funds (cost $2,658,748)		2,730,268
Total Long-Term Investment Securities (cost $213,657,950)		276,735,576
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Commercial Paper — 0.9%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12*	$2,600,000	2,599,993
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.06% due 06/14/12(3)	55,000	54,993
Total Short-Term Investment Securities (cost $2,654,985)		2,654,986
REPURCHASE AGREEMENTS — 0.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	363,000	363,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $308,000 and collateralized by $310,000 of United States Treasury Notes, bearing interest at 1.50%, due 12/31/13 an having an approximate value of $317,507	308,000	308,000
Total Repurchase Agreements (cost $671,000)	671,000	671,000
TOTAL INVESTMENTS (cost $216,983,935)(2)	99.8%	280,061,562
Other assets less liabilities	0.2	426,630
NET ASSETS	100.0%	$280,488,192

†  Non-income producing security

(1)  See Note 3 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $2,599,993 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2012	$745,620	$754,800	$9,180

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$25,235,889	$—	$—	$25,235,889
Other Industries*	248,769,419	—	—	248,769,419
Exchange Traded Funds	2,730,268	—	—	2,730,268
Short-Term Investment Securities:
Commercial Paper	—	2,599,993	—	2,599,993
U.S. Government Treasuries	—	54,993	—	54,993
Repurchase Agreements	—	671,000	—	671,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	9,180	—	—	9,180
Total	$276,744,756	$3,325,986	$—	$280,070,742

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.8%
Diversified Banking Institutions	7.0
Banks-Super Regional	6.1
Diversified Manufacturing Operations	5.6
Electric-Integrated	4.4
Medical-Drugs	4.0
Telephone-Integrated	3.3
Multimedia	2.3
Electronic Components-Semiconductors	1.9
Networking Products	1.8
Oil Companies-Exploration & Production	1.7
Insurance-Multi-line	1.7
Applications Software	1.6
Investment Management/Advisor Services	1.5
Computers	1.4
Food-Misc.	1.4
Registered Investment Companies	1.4
Cable/Satellite TV	1.4
Insurance-Life/Health	1.3
Paper & Related Products	1.1
Banks-Commercial	1.1
Chemicals-Diversified	1.1
Medical Products	1.0
Retail-Regional Department Stores	1.0
Retail-Building Products	1.0
Insurance Brokers	0.9
Finance-Credit Card	0.9
Auto-Cars/Light Trucks	0.9
Banks-Fiduciary	0.8
Agricultural Operations	0.8
Tobacco	0.8
Medical-Biomedical/Gene	0.8
Oil-Field Services	0.8
Insurance-Reinsurance	0.8
Agricultural Chemicals	0.8
Exchanged-Traded Funds	0.8
Aerospace/Defense	0.8
Repurchase Agreements	0.8
Oil & Gas Drilling	0.8
Real Estate Investment Trusts	0.7
Steel-Producers	0.7
Cellular Telecom	0.7
Electronic Security Devices	0.7
Consumer Products-Misc.	0.7
Brewery	0.7
Semiconductor Components-Integrated Circuits	0.7
Medical-HMO	0.6
Web Portals/ISP	0.6
Electronic Components-Misc.	0.6
Cosmetics & Toiletries	0.5
Transport-Services	0.5
Medical-Generic Drugs	0.5
Gas-Distribution	0.5
Television	0.5
Instruments-Controls	0.5
Toys	0.5
Retail-Drug Store	0.5
Home Decoration Products	0.4
Appliances	0.4
Retail-Major Department Stores	0.4
Retail-Discount	0.4%
Instruments-Scientific	0.4
Tools-Hand Held	0.4
Telecommunication Equipment	0.4
Electric Products-Misc.	0.4
Pipelines	0.4
Beverages-Non-alcoholic	0.4
Computer Services	0.3
Publishing-Books	0.3
Insurance-Property/Casualty	0.3
Finance-Other Services	0.3
Rubber-Tires	0.3
Containers-Metal/Glass	0.3
Telecom Equipment-Fiber Optics	0.3
Semiconductor Equipment	0.3
Retail-Office Supplies	0.3
Coal	0.3
Finance-Consumer Loans	0.3
Quarrying	0.3
Hotels/Motels	0.3
Gold Mining	0.3
Medical-Wholesale Drug Distribution	0.3
Cruise Lines	0.2
Motorcycle/Motor Scooter	0.2
Distribution/Wholesale	0.2
Computers-Memory Devices	0.2
Metal-Copper	0.2
Commercial Services-Finance	0.2
Medical Labs & Testing Services	0.2
Airlines	0.2
Wireless Equipment	0.2
Advertising Agencies	0.2
Chemicals-Specialty	0.2
Non-Hazardous Waste Disposal	0.1
Building Products-Wood	0.1
Finance-Investment Banker/Broker	0.1
Machinery-Pumps	0.1
Office Supplies & Forms	0.1
Auto/Truck Parts & Equipment-Original	0.1
Machinery-Construction & Mining	0.1
Food-Retail	0.1
Medical Instruments	0.1
Oil Refining & Marketing	0.1
Aerospace/Defense-Equipment	0.1
Beverages-Wine/Spirits	0.1
Professional Sports	0.1
Publishing-Newspapers	0.1
Food-Wholesale/Distribution	0.1
Retail-Apparel/Shoe	0.1
Transport-Rail	0.1
Building & Construction Products-Misc.	0.1
Auto-Heavy Duty Trucks	0.1
E-Commerce/Products	0.1
Office Automation & Equipment	0.1
Enterprise Software/Service	0.1
Internet Security	0.1
Metal-Aluminum	0.1
Building-Residential/Commercial	0.1
Oil Field Machinery & Equipment	0.1
Engineering/R&D Services	0.1

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Retail-Automobile	0.1%
Electronic Forms	0.1
Metal Processors & Fabrication	0.1
Savings & Loans/Thrifts	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 96.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,546	$86,100
Omnicom Group, Inc.	1,938	98,160
WPP PLC	23,668	323,488
		507,748
Aerospace/Defense — 0.8%
Boeing Co.	16,593	1,234,021
General Dynamics Corp.	2,294	168,334
Lockheed Martin Corp.	6,000	539,160
Northrop Grumman Corp.	4,273	260,995
Raytheon Co.	2,415	127,464
Rockwell Collins, Inc.	679	39,083
		2,369,057
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	4,311	357,554
Agricultural Chemicals — 0.8%
Monsanto Co.	13,000	1,036,880
Mosaic Co.	24,864	1,374,731
		2,411,611
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	81,642	2,584,786
Airlines — 0.2%
Southwest Airlines Co.	13,074	107,730
United Continental Holdings, Inc.†	19,800	425,700
		533,430
Appliances — 0.4%
Whirlpool Corp.	16,096	1,237,139
Applications Software — 1.6%
Microsoft Corp.	152,117	4,905,773
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,187	55,563
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	64,290	802,982
General Motors Co.†	47,200	1,210,680
		2,013,662
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,037	282,713
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	425	35,845
Johnson Controls, Inc.	11,515	374,007
		409,852
Banks-Commercial — 1.1%
BB&T Corp.	85,494	2,683,657
First Horizon National Corp.	4,337	45,018
M&T Bank Corp.	2,138	185,749
Regions Financial Corp.	72,501	477,782
Zions Bancorporation	3,115	66,848
		3,459,054

Security Description	Shares	Value (Note 3)
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	45,879	$1,107,060
Northern Trust Corp.	23,878	1,133,011
State Street Corp.	8,252	375,466
		2,615,537
Banks-Super Regional — 6.1%
Capital One Financial Corp.	22,061	1,229,680
Comerica, Inc.	3,343	108,179
Fifth Third Bancorp	15,560	218,618
Huntington Bancshares, Inc.	14,621	94,305
KeyCorp	16,120	137,020
PNC Financial Services Group, Inc.	62,824	4,051,520
SunTrust Banks, Inc.	41,405	1,000,759
US Bancorp	86,423	2,737,881
Wells Fargo & Co.	272,097	9,289,392
		18,867,354
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	5,080	145,288
Dr Pepper Snapple Group, Inc.	1,722	69,242
PepsiCo, Inc.	13,100	869,185
		1,083,715
Beverages-Wine/Spirits — 0.1%
Beam, Inc.	4,481	262,452
Constellation Brands, Inc., Class A†	2,905	68,529
		330,981
Brewery — 0.7%
Anheuser-Busch InBev NV ADR	21,970	1,597,659
Molson Coors Brewing Co., Class B	11,457	518,429
		2,116,088
Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.†	3,630	80,114
USG Corp.†	12,200	209,840
		289,954
Building Products-Wood — 0.1%
Masco Corp.	31,970	427,439
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,717	71,557
Lennar Corp., Class A	2,745	74,609
PulteGroup, Inc.†	3,474	30,745
		176,911
Cable/Satellite TV — 1.4%
Cablevision Systems Corp., Class A	28,665	420,802
Comcast Corp., Class A	126,911	3,808,599
Time Warner Cable, Inc.	1,700	138,550
		4,367,951
Cellular Telecom — 0.7%
MetroPCS Communications, Inc.†	4,967	44,802
Sprint Nextel Corp.†	50,701	144,498
Vodafone Group PLC	147,115	405,205
Vodafone Group PLC ADR	56,400	1,560,588
		2,155,093

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	1,211	$111,170
Dow Chemical Co.	68,851	2,384,999
E.I. du Pont de Nemours & Co.	15,646	827,673
		3,323,842
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	1,205	62,286
International Flavors & Fragrances, Inc.	7,400	433,640
		495,926
Coal — 0.3%
Alpha Natural Resources, Inc.†	3,722	56,612
CONSOL Energy, Inc.	24,176	824,401
		881,013
Commercial Services — 0.0%
Iron Mountain, Inc.	1,418	40,838
Quanta Services, Inc.†	3,575	74,718
		115,556
Commercial Services-Finance — 0.2%
Equifax, Inc.	933	41,295
H&R Block, Inc.	15,654	257,821
Moody's Corp.	1,559	65,634
Paychex, Inc.	2,673	82,836
Total System Services, Inc.	2,716	62,658
Western Union Co.	5,561	97,874
		608,118
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,949	82,482
Computer Services — 0.3%
Accenture PLC, Class A	2,737	176,536
Computer Sciences Corp.	28,623	856,973
		1,033,509
Computers — 1.4%
Apple, Inc.†	2,200	1,318,834
Dell, Inc.†	25,830	428,778
Hewlett-Packard Co.	115,030	2,741,165
		4,488,777
Computers-Memory Devices — 0.2%
EMC Corp.†	15,628	466,965
Western Digital Corp.†	3,957	163,780
		630,745
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	1,198	39,822
Consulting Services — 0.0%
SAIC, Inc.	4,675	61,710
Consumer Products-Misc. — 0.7%
Clorox Co.	14,259	980,306
Kimberly-Clark Corp.	15,700	1,160,073
		2,140,379

Security Description	Shares	Value (Note 3)
Containers-Metal/Glass — 0.3%
Ball Corp.	1,162	$49,827
Owens-Illinois, Inc.†	2,781	64,909
Rexam PLC ADR	24,850	848,627
		963,363
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,744	56,314
Sealed Air Corp.	3,249	62,738
		119,052
Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	45,790	886,494
Procter & Gamble Co.	11,648	782,862
		1,669,356
Cruise Lines — 0.2%
Carnival Corp.	21,861	701,301
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	3,967	131,387
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	961	38,565
Patterson Cos., Inc.	726	24,248
		62,813
Distribution/Wholesale — 0.2%
Fastenal Co.	1,448	78,337
Genuine Parts Co.	9,390	589,222
		667,559
Diversified Banking Institutions — 7.0%
Bank of America Corp.	289,738	2,772,793
Citigroup, Inc.	109,539	4,003,651
Credit Suisse Group AG ADR	42,950	1,224,505
Goldman Sachs Group, Inc.	19,871	2,471,356
JPMorgan Chase & Co.	227,933	10,480,359
Morgan Stanley	43,171	847,878
		21,800,542
Diversified Manufacturing Operations — 5.6%
3M Co.	18,802	1,677,327
Cooper Industries PLC	16,672	1,066,174
Danaher Corp.	2,226	124,656
Dover Corp.	963	60,611
Eaton Corp.	5,661	282,088
General Electric Co.	485,833	9,750,668
Illinois Tool Works, Inc.	23,991	1,370,366
Ingersoll-Rand PLC	62,780	2,595,953
ITT Corp.	7,550	173,197
Leggett & Platt, Inc.	2,368	54,488
Parker Hannifin Corp.	893	75,503
Textron, Inc.	4,730	131,636
		17,362,667
Diversified Operations — 0.0%
Leucadia National Corp.	3,351	87,461
E-Commerce/Products — 0.1%
eBay, Inc.†	6,781	250,151

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
E-Commerce/Services — 0.0%
Expedia, Inc.	594	$19,863
TripAdvisor, Inc.†	625	22,294
		42,157
Electric Products-Misc. — 0.4%
Emerson Electric Co.	20,703	1,080,282
Molex, Inc.	2,323	65,323
		1,145,605
Electric-Generation — 0.0%
AES Corp.†	10,882	142,228
Electric-Integrated — 4.4%
Ameren Corp.	4,104	133,708
American Electric Power Co., Inc.	8,177	315,469
CMS Energy Corp.	4,352	95,744
Consolidated Edison, Inc.	2,328	136,002
Dominion Resources, Inc.	2,893	148,151
DTE Energy Co.	2,865	157,661
Duke Energy Corp.	51,046	1,072,476
Edison International	34,711	1,475,565
Entergy Corp.	34,238	2,300,794
Exelon Corp.	40,097	1,572,203
FirstEnergy Corp.	17,074	778,404
Integrys Energy Group, Inc.	1,324	70,159
NextEra Energy, Inc.	2,957	180,614
Northeast Utilities	2,997	111,249
Pepco Holdings, Inc.	3,850	72,726
PG&E Corp.	6,971	302,611
Pinnacle West Capital Corp.	12,748	610,629
PPL Corp.	47,998	1,356,423
Progress Energy, Inc.	16,247	862,878
Public Service Enterprise Group, Inc.	8,560	262,022
SCANA Corp.	1,962	89,487
Southern Co.	6,010	270,029
TECO Energy, Inc.	14,050	246,577
Wisconsin Energy Corp.	3,898	137,132
Xcel Energy, Inc.	33,935	898,259
		13,656,972
Electronic Components-Misc. — 0.6%
Jabil Circuit, Inc.	3,119	78,349
Koninklijke Philips Electronics NV†	71,900	1,463,165
TE Connectivity, Ltd.	7,209	264,931
		1,806,445
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	9,925	79,599
First Solar, Inc.†	6,600	165,330
Freescale Semiconductor Holdings I, Ltd.†	40,800	627,912
Intel Corp.	104,309	2,932,126
LSI Corp.†	4,794	41,612
Micron Technology, Inc.†	16,709	135,343
NVIDIA Corp.†	7,024	108,099
Texas Instruments, Inc.	20,328	683,224
Xilinx, Inc.	33,400	1,216,762
		5,990,007

Security Description	Shares	Value (Note 3)
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,510	$154,738
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	1,764	78,515
FLIR Systems, Inc.	599	15,161
		93,676
Electronic Security Devices — 0.7%
Tyco International, Ltd.	38,147	2,143,098
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,674	118,469
Engineering/R&D Services — 0.1%
Fluor Corp.	1,172	70,367
Jacobs Engineering Group, Inc.†	2,173	96,416
		166,783
Engines-Internal Combustion — 0.0%
Cummins, Inc.	812	97,472
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	694	27,871
CA, Inc.	6,161	169,797
		197,668
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,915	48,039
Finance-Consumer Loans — 0.3%
SLM Corp.	54,215	854,428
Finance-Credit Card — 0.9%
American Express Co.	43,266	2,503,371
Discover Financial Services	8,965	298,893
		2,802,264
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	18,279	262,669
E*TRADE Financial Corp.†	4,295	47,030
		309,699
Finance-Other Services — 0.3%
CME Group, Inc.	1,124	325,207
NASDAQ OMX Group, Inc.†	2,112	54,701
NYSE Euronext	20,469	614,274
		994,182
Food-Confectionery — 0.0%
Hershey Co.	1,100	67,463
J.M. Smucker Co.	805	65,495
		132,958
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,116	37,735
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,277	37,697
Tyson Foods, Inc., Class A	4,931	94,429
		132,126
Food-Misc. — 1.4%
Campbell Soup Co.	27,359	926,102
ConAgra Foods, Inc.	30,979	813,509
General Mills, Inc.	38,698	1,526,636
H.J. Heinz Co.	1,299	69,561

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Food-Misc. (continued)
Kraft Foods, Inc., Class A	13,759	$522,980
McCormick & Co., Inc.	8,730	475,174
Sara Lee Corp.	6,304	135,725
		4,469,687
Food-Retail — 0.1%
Kroger Co.	9,722	235,564
Safeway, Inc.	4,533	91,612
SUPERVALU, Inc.	3,591	20,505
Whole Foods Market, Inc.	686	57,075
		404,756
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,888	295,256
Gambling (Non-Hotel) — 0.0%
International Game Technology	5,032	84,487
Gas-Distribution — 0.5%
AGL Resources, Inc.	1,981	77,695
CenterPoint Energy, Inc.	7,207	142,122
NiSource, Inc.	48,673	1,185,188
Sempra Energy	4,070	244,037
		1,649,042
Gold Mining — 0.3%
Barrick Gold Corp.	18,200	791,336
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	75,978	1,353,168
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	16,015	606,168
Starwood Hotels & Resorts Worldwide, Inc.	1,393	78,579
Wyndham Worldwide Corp.	2,469	114,833
		799,580
Human Resources — 0.0%
Robert Half International, Inc.	1,563	47,359
Independent Power Producers — 0.0%
NRG Energy, Inc.†	3,851	60,345
Industrial Gases — 0.0%
Airgas, Inc.	314	27,937
Instruments-Controls — 0.5%
Honeywell International, Inc.	24,353	1,486,751
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	1,919	53,080
Thermo Fisher Scientific, Inc.	20,275	1,143,104
		1,196,184
Insurance Brokers — 0.9%
Aon PLC†	1,815	89,044
Marsh & McLennan Cos., Inc.	85,842	2,814,759
		2,903,803
Insurance-Life/Health — 1.3%
Lincoln National Corp.	26,904	709,189
Principal Financial Group, Inc.	44,549	1,314,641
Prudential Financial, Inc.	7,950	503,950
Sun Life Financial, Inc.	17,700	419,313

Security Description	Shares	Value (Note 3)
Insurance-Life/Health (continued)
Torchmark Corp.	1,695	$84,496
Unum Group	42,116	1,031,000
		4,062,589
Insurance-Multi-line — 1.7%
ACE, Ltd.	24,553	1,797,279
Allstate Corp.	43,029	1,416,515
American International Group, Inc.†(1)	9,101	280,584
Assurant, Inc.	1,480	59,940
Cincinnati Financial Corp.	2,745	94,730
Genworth Financial, Inc., Class A†	8,312	69,156
Hartford Financial Services Group, Inc.	7,447	156,983
Loews Corp.	12,868	513,047
MetLife, Inc.	17,936	669,909
XL Group PLC	11,540	250,303
		5,308,446
Insurance-Property/Casualty — 0.3%
Chubb Corp.	8,272	571,678
Progressive Corp.	10,344	239,774
Travelers Cos., Inc.	3,191	188,907
		1,000,359
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	29,740	2,413,401
Internet Security — 0.1%
Symantec Corp.†	7,280	136,136
VeriSign, Inc.	1,403	53,791
		189,927
Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	3,753	214,409
BlackRock, Inc.	7,900	1,618,710
Federated Investors, Inc., Class B	1,562	35,004
Invesco, Ltd.	69,497	1,853,485
Legg Mason, Inc.	27,504	768,187
Och-Ziff Capital Management Group LLC, Class A	6,000	55,680
		4,545,475
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,865	72,959
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,834	408,398
Machinery-Pumps — 0.1%
Flowserve Corp.	221	25,527
Xylem, Inc.	14,425	400,294
		425,821
Medical Instruments — 0.1%
Boston Scientific Corp.†	24,550	146,809
Medtronic, Inc.	6,161	241,450
		388,259
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	9,600	587,040

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Products — 1.0%
Baxter International, Inc.	23,050	$1,377,929
CareFusion Corp.†	3,802	98,586
Covidien PLC	29,189	1,596,054
Hospira, Inc.†	2,787	104,206
		3,176,775
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.	36,650	2,491,833
Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.	36,836	1,243,215
Eli Lilly & Co.	5,182	208,679
Forest Laboratories, Inc.†	4,491	155,793
Johnson & Johnson	20,500	1,352,180
Merck & Co., Inc.	92,613	3,556,339
Pfizer, Inc.	257,183	5,827,767
		12,343,973
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	36,800	1,658,208
Medical-HMO — 0.6%
Aetna, Inc.	2,726	136,736
Cigna Corp.	4,846	238,666
Coventry Health Care, Inc.	2,388	84,941
Humana, Inc.	1,165	107,739
UnitedHealth Group, Inc.	18,900	1,113,966
WellPoint, Inc.	2,775	204,795
		1,886,843
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	6,935	36,825
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,361	173,044
Cardinal Health, Inc.	5,847	252,064
McKesson Corp.	4,163	365,387
		790,495
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	884	152,844
Metal-Aluminum — 0.1%
Alcoa, Inc.	18,033	180,691
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	16,033	609,895
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	13,981	686,187
Multimedia — 2.3%
News Corp., Class A	36,409	716,893
Thomson Reuters Corp.	57,300	1,655,970
Time Warner, Inc.	54,301	2,049,863
Walt Disney Co.	59,818	2,618,832
		7,041,558
Networking Products — 1.8%
Cisco Systems, Inc.	262,054	5,542,442

Security Description	Shares	Value (Note 3)
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,393	$18,889
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,321	162,610
Waste Management, Inc.	7,804	272,828
		435,438
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,379	59,403
Xerox Corp.	22,529	182,034
		241,437
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	14,000	421,820
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	12,300	821,025
Nabors Industries, Ltd.†	4,883	85,404
Noble Corp.†	35,965	1,347,608
Rowan Cos., Inc.†	2,090	68,824
		2,322,861
Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	17,600	1,378,784
Apache Corp.	1,950	195,858
Chesapeake Energy Corp.	11,206	259,643
Denbury Resources, Inc.†	6,602	120,355
Devon Energy Corp.	6,835	486,105
EQT Corp.	1,011	48,740
Newfield Exploration Co.†	717	24,866
Noble Energy, Inc.	1,107	108,242
Occidental Petroleum Corp.	18,691	1,779,944
QEP Resources, Inc.	3,002	91,561
Range Resources Corp.	748	43,489
Southwestern Energy Co.†	26,550	812,430
WPX Energy, Inc.†	1,546	27,843
		5,377,860
Oil Companies-Integrated — 7.8%
BP PLC ADR	15,004	675,180
Chevron Corp.	74,301	7,968,039
ConocoPhillips	28,946	2,200,185
Exxon Mobil Corp.	55,213	4,788,624
Hess Corp.	5,118	301,706
Marathon Oil Corp.	52,707	1,670,812
Marathon Petroleum Corp.	5,880	254,957
Murphy Oil Corp.	23,479	1,321,163
Petroleo Brasileiro SA ADR	64,100	1,702,496
Royal Dutch Shell PLC ADR, Class A	46,600	3,268,058
		24,151,220
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,153	171,099
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,807	68,937
Tesoro Corp.†	2,351	63,101
Valero Energy Corp.	9,389	241,954
		373,992

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil-Field Services — 0.8%
Baker Hughes, Inc.	32,861	$1,378,190
Halliburton Co.	6,557	217,627
Schlumberger, Ltd.	11,800	825,174
		2,420,991
Paper & Related Products — 1.1%
International Paper Co.	82,681	2,902,103
MeadWestvaco Corp.	20,692	653,660
		3,555,763
Pipelines — 0.4%
El Paso Corp.	6,798	200,881
ONEOK, Inc.	703	57,407
Spectra Energy Corp.	22,133	698,296
Williams Cos., Inc.	5,710	175,925
		1,132,509
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,019	37,405
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	9,625	329,175
Publishing-Books — 0.3%
McGraw-Hill Cos., Inc.	20,875	1,011,811
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,008	61,443
New York Times Co., Class A†	30,700	208,453
Washington Post Co., Class B	81	30,259
		300,155
Quarrying — 0.3%
Vulcan Materials Co.	18,986	811,272
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	1,189	31,402
AvalonBay Communities, Inc.	499	70,534
Boston Properties, Inc.	1,154	121,158
Equity Residential	1,473	92,239
HCP, Inc.	3,879	153,065
Health Care REIT, Inc.	1,529	84,034
Host Hotels & Resorts, Inc.	11,968	196,515
Kimco Realty Corp.	6,884	132,586
Plum Creek Timber Co., Inc.	1,447	60,137
Prologis, Inc.	4,891	176,174
Public Storage	697	96,305
Simon Property Group, Inc.	1,761	256,542
Vornado Realty Trust	1,471	123,858
Weyerhaeuser Co.	32,032	702,141
		2,296,690
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,547	110,718
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,449	71,885
Gap, Inc.	5,617	146,828
Limited Brands, Inc.	1,290	61,920
Urban Outfitters, Inc.†	432	12,576
		293,209

Security Description	Shares	Value (Note 3)
Retail-Automobile — 0.1%
AutoNation, Inc.†	759	$26,041
CarMax, Inc.†	3,833	132,814
		158,855
Retail-Building Products — 1.0%
Home Depot, Inc.	21,281	1,070,647
Lowe's Cos., Inc.	62,342	1,956,292
		3,026,939
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	2,308	50,407
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	4,800	113,664
Retail-Discount — 0.4%
Big Lots, Inc.†	388	16,692
Costco Wholesale Corp.	3,016	273,853
Target Corp.	4,430	258,136
Wal-Mart Stores, Inc.	10,931	668,977
		1,217,658
Retail-Drug Store — 0.5%
CVS Caremark Corp.	22,030	986,944
Walgreen Co.	14,775	494,815
		1,481,759
Retail-Jewelry — 0.0%
Tiffany & Co.	1,200	82,956
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	2,447	86,697
Nordstrom, Inc.	19,726	1,099,133
Sears Holdings Corp.†	647	42,864
		1,228,694
Retail-Office Supplies — 0.3%
Staples, Inc.	55,441	897,035
Retail-Regional Department Stores — 1.0%
Kohl's Corp.	44,050	2,203,822
Macy's, Inc.	23,306	925,947
		3,129,769
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	652	33,356
Rubber-Tires — 0.3%
Goodyear Tire & Rubber Co.†	87,187	978,238
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	8,924	65,235
People's United Financial, Inc.	6,076	80,446
		145,681
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	20,165	814,666
Linear Technology Corp.	1,356	45,697
Maxim Integrated Products, Inc.	42,800	1,223,652
		2,084,015
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	69,839	868,797
Novellus Systems, Inc.†	526	26,253
Teradyne, Inc.†	1,167	19,710
		914,760

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Steel-Producers — 0.7%
Nucor Corp.	29,460	$1,265,307
Steel Dynamics, Inc.	61,550	894,937
United States Steel Corp.	2,436	71,545
		2,231,789
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,805	74,312
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	61,443	865,118
JDS Uniphase Corp.†	3,888	56,337
		921,455
Telecommunication Equipment — 0.4%
Harris Corp.	24,126	1,087,600
Juniper Networks, Inc.†	3,027	69,258
		1,156,858
Telephone-Integrated — 3.3%
AT&T, Inc.	229,853	7,178,309
CenturyLink, Inc.	26,001	1,004,939
Frontier Communications Corp.	16,831	70,186
Telefonica SA	22,089	361,917
Verizon Communications, Inc.	44,005	1,682,311
Windstream Corp.	9,920	116,163
		10,413,825
Television — 0.5%
CBS Corp., Class B	46,429	1,574,407
Tobacco — 0.8%
Altria Group, Inc.	23,184	715,690
Imperial Tobacco Group PLC ADR	19,700	1,602,989
Lorillard, Inc.	714	92,449
Reynolds American, Inc.	2,544	105,423
		2,516,551
Tools-Hand Held — 0.4%
Snap-on, Inc.	454	27,681
Stanley Black & Decker, Inc.	14,791	1,138,315
		1,165,996
Toys — 0.5%
Hasbro, Inc.	10,703	393,014
Mattel, Inc.	32,454	1,092,402
		1,485,416
Transport-Rail — 0.1%
CSX Corp.	9,434	203,020
Norfolk Southern Corp.	1,340	88,212
		291,232
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	1,040	48,370
FedEx Corp.	5,320	489,227
Ryder System, Inc.	866	45,725
United Parcel Service, Inc., Class B	13,400	1,081,648
		1,664,970
Web Portals/ISP — 0.6%
Google, Inc., Class A†	2,400	1,538,976
Yahoo!, Inc.†	20,531	312,482
		1,851,458

Security Description	Shares/ Principal Amount	Value (Note 3)
Wireless Equipment — 0.2%
Motorola Mobility Holdings, Inc.†	2,631	$103,240
Motorola Solutions, Inc.	4,977	252,981
Nokia OYJ ADR	30,700	168,543
		524,764
Total Common Stock (cost $266,212,415)		301,145,312
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co., Series B 4.75% (cost $775,085)	15,500	648,675
PREFERRED STOCK — 0.0%
Retail-Building Products — 0.0%
Orchard Supply Hardware Stores Corp., Series A (cost $58)	28	59
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $2,113,136)	36,600	2,376,438
Total Long-Term Investment Securities (cost $269,100,694)		304,170,484
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund	4,462,253	4,462,253
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 06/14/12(2)	$55,000	54,993
Total Short-Term Investment Securities (cost $4,517,245)		4,517,246
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)	375,000	375,000
BNP Paribas SA Joint Repurchase Agreement(3)	480,000	480,000
Deutsche Bank AG Joint Repurchase Agreement(3)	85,000	85,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	480,000	480,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	496,000	496,000
UBS Securities LLC Joint Repurchase Agreement(3)	425,000	425,000
Total Repurchase Agreements (cost $2,341,000)		2,341,000
TOTAL INVESTMENTS (cost $275,958,939)(4)	99.9%	311,028,730
Other assets less liabilities	0.1	406,232
NET ASSETS	100.0%	$311,434,962

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 9.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(3)  See Note 3 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2012	$635,720	$641,000	$5,280

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$18,867,354	$—	$—	$18,867,354
Diversified Banking Institutions	21,800,542	—	—	21,800,542
Diversified Manufacturing Operations	17,362,667	—	—	17,362,667
Oil Companies-Integrated	24,151,220	—	—	24,151,220
Other Industries*	218,963,529	—	—	218,963,529
Convertible Preferred Stock	648,675	—	—	648,675
Preferred Stock	59	—	—	59
Exchange Traded Funds	2,376,438	—	—	2,376,438
Short-Term Investment Securities:
Registered Investment Companies	4,462,253	—	—	4,462,253
U.S. Government Treasuries	—	54,993	—	54,993
Repurchase Agreements	—	2,341,000	—	2,341,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	5,280	—	—	5,280
Total	$308,638,017	$2,395,993	$—	$311,034,010

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	4.4%
Electronic Components-Semiconductors	3.3
Retail-Apparel/Shoe	3.1
Applications Software	2.9
Medical-Biomedical/Gene	2.1
E-Commerce/Services	1.8
Medical Instruments	1.7
Semiconductor Components-Integrated Circuits	1.5
Enterprise Software/Service	1.4
Commercial Services-Finance	1.4
Pharmacy Services	1.4
Computers-Integrated Systems	1.4
Internet Infrastructure Software	1.3
Engineering/R&D Services	1.3
Distribution/Wholesale	1.2
Banks-Commercial	1.2
Real Estate Investment Trusts	1.2
Electronic Measurement Instruments	1.2
Chemicals-Specialty	1.2
Diversified Manufacturing Operations	1.2
Retail-Restaurants	1.2
Filtration/Separation Products	1.1
Apparel Manufacturers	1.1
Transport-Services	1.1
Auto/Truck Parts & Equipment-Original	1.1
Chemicals-Diversified	1.1
Oil Field Machinery & Equipment	1.1
Hotels/Motels	1.1
Consulting Services	1.0
Web Hosting/Design	1.0
Wireless Equipment	1.0
Machinery-General Industrial	1.0
Transactional Software	0.9
Finance-Other Services	0.9
Airlines	0.9
Telecom Equipment-Fiber Optics	0.8
Retail-Auto Parts	0.8
Medical Labs & Testing Services	0.8
Food-Misc.	0.8
Retail-Discount	0.7
Containers-Metal/Glass	0.7
Rental Auto/Equipment	0.7
Electronic Design Automation	0.7
Oil & Gas Drilling	0.7
Oil-Field Services	0.7
Medical Products	0.7
Repurchase Agreements	0.7
Medical Information Systems	0.7
Coal	0.7
Electronic Components-Misc.	0.7
Medical-Drugs	0.7
Computer Aided Design	0.6
X-Ray Equipment	0.6
Home Furnishings	0.6
Building-Residential/Commercial	0.6
Broadcast Services/Program	0.6
Advertising Agencies	0.6
Beverages-Non-alcoholic	0.6
E-Commerce/Products	0.6
Internet Content-Information/News	0.5
Aerospace/Defense	0.5%
Investment Management/Advisor Services	0.5
Diagnostic Equipment	0.5
Machinery-Pumps	0.5
Telecommunication Equipment	0.5
Footwear & Related Apparel	0.5
Consumer Products-Misc.	0.5
Radio	0.5
Retail-Bedding	0.5
Retail-Vitamins & Nutrition Supplements	0.5
Publishing-Books	0.5
Toys	0.5
Medical-Wholesale Drug Distribution	0.5
Auction Houses/Art Dealers	0.4
Coatings/Paint	0.4
Internet Telephone	0.4
Entertainment Software	0.4
Semiconductor Equipment	0.4
Retail-Sporting Goods	0.4
Food-Retail	0.4
Medical-Generic Drugs	0.4
Real Estate Management/Services	0.4
Quarrying	0.4
Finance-Investment Banker/Broker	0.4
Transport-Truck	0.4
Human Resources	0.4
Retail-Automobile	0.4
Cable/Satellite TV	0.4
Agricultural Chemicals	0.4
Instruments-Scientific	0.4
Data Processing/Management	0.4
Computer Services	0.4
Auto-Heavy Duty Trucks	0.4
Disposable Medical Products	0.4
Pipelines	0.3
Schools	0.3
Dialysis Centers	0.3
Electronic Connectors	0.3
Casino Hotels	0.3
Medical-HMO	0.3
Heart Monitors	0.3
Computer Data Security	0.3
Gold Mining	0.3
Research & Development	0.3
Machinery-Construction & Mining	0.3
Beverages-Wine/Spirits	0.3
Transport-Rail	0.3
Cellular Telecom	0.3
Commercial Services	0.3
Web Portals/ISP	0.3
Metal-Iron	0.3
Retail-Jewelry	0.3
Food-Confectionery	0.3
Networking Products	0.3
Hazardous Waste Disposal	0.3
Electric Products-Misc.	0.3
Therapeutics	0.3
Vitamins & Nutrition Products	0.3
Motion Pictures & Services	0.3
Insurance Brokers	0.3

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Satellite Telecom	0.2%
Metal-Diversified	0.2
Steel Pipe & Tube	0.2
Communications Software	0.2
Industrial Automated/Robotic	0.2
Cosmetics & Toiletries	0.2
Retail-Pet Food & Supplies	0.2
Soap & Cleaning Preparation	0.2
Steel-Producers	0.2
Medical-Hospitals	0.2
Telecom Services	0.2
Decision Support Software	0.2
Retail-Regional Department Stores	0.2
Investment Companies	0.2
Leisure Products	0.2
Exchange-Traded Funds	0.2
Non-Hazardous Waste Disposal	0.2
Retail-Gardening Products	0.2
Dental Supplies & Equipment	0.2
Motorcycle/Motor Scooter	0.2
Diagnostic Kits	0.2
Physicians Practice Management	0.2
Aerospace/Defense-Equipment	0.2
Private Corrections	0.2
Food-Baking	0.2
Insurance-Property/Casualty	0.2
Cruise Lines	0.1
Retail-Major Department Stores	0.1
Power Converter/Supply Equipment	0.1
Professional Sports	0.1
Lighting Products & Systems	0.1
Metal Processors & Fabrication	0.1
Independent Power Producers	0.1
Computers-Memory Devices	0.1
Multimedia	0.1
Real Estate Operations & Development	0.1
Containers-Paper/Plastic	0.1
Retail-Mail Order	0.1
Industrial Gases	0.1
Insurance-Reinsurance	0.1
Machinery-Print Trade	0.1
Television	0.1
Computer Software	0.1
Internet Security	0.1
Oil Refining & Marketing	0.1
Instruments-Controls	0.1
Coffee	0.1
Building Products-Wood	0.1
Respiratory Products	0.1
Tobacco	0.1
Wire & Cable Products	0.1
Recreational Vehicles	0.1
Building & Construction Products-Misc.	0.1
Steel-Specialty	0.1
Engines-Internal Combustion	0.1
Retail-Perfume & Cosmetics	0.1
Banks-Fiduciary	0.1
Savings & Loans/Thrifts	0.1
Electric-Transmission	0.1
Retail-Catalog Shopping	0.1
Telephone-Integrated	0.1%
U.S. Government Treasuries	0.1
Banks-Super Regional	0.1
Lasers-System/Components	0.1
Paper & Related Products	0.1
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 99.4%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	2,870	$32,747
Omnicom Group, Inc.	11,139	564,190
		596,937
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	289	9,366
Aerospace/Defense — 0.5%
Embraer SA ADR	3,700	118,326
Rockwell Collins, Inc.	2,513	144,648
Spirit Aerosystems Holdings, Inc., Class A†	4,102	100,335
TransDigm Group, Inc.†	1,700	196,792
		560,101
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.	37	1,854
BE Aerospace, Inc.†	1,449	67,335
Goodrich Corp.	820	102,861
		172,050
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	1,993	364,022
Intrepid Potash, Inc.†	871	21,191
		385,213
Agricultural Operations — 0.0%
Bunge, Ltd.	630	43,117
Airlines — 0.9%
Copa Holdings SA, Class A	2,320	183,744
Delta Air Lines, Inc.†	8,419	83,432
SkyWest, Inc.	3,500	38,675
Southwest Airlines Co.	13,718	113,036
Spirit Airlines, Inc.†	19,050	382,334
United Continental Holdings, Inc.†	4,613	99,180
		900,401
Apparel Manufacturers — 1.1%
Coach, Inc.	4,040	312,211
Hanesbrands, Inc.†	19,930	588,732
Ralph Lauren Corp.	1,026	178,863
Under Armour, Inc., Class A†	608	57,152
		1,136,958
Applications Software — 2.9%
Check Point Software Technologies, Ltd.†	1,700	108,528
Citrix Systems, Inc.†	4,367	344,600
Compuware Corp.†	2,662	24,464
Intuit, Inc.	8,596	516,877
Nuance Communications, Inc.†	15,739	402,604
Red Hat, Inc.†	13,749	823,428
Salesforce.com, Inc.†	5,030	777,185
		2,997,686
Auction Houses/Art Dealers — 0.4%
KAR Auction Services, Inc.†	95	1,540
Ritchie Bros. Auctioneers, Inc.	1,500	35,640
Sotheby's	10,880	428,019
		465,199

Security Description	Shares	Value (Note 3)
Audio/Video Products — 0.0%
Harman International Industries, Inc.	768	$35,950
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	898	33,442
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	7,453	301,474
PACCAR, Inc.	1,400	65,562
		367,036
Auto/Truck Parts & Equipment-Original — 1.1%
Allison Transmission Holdings, Inc.†	5,700	136,116
BorgWarner, Inc.†	1,787	150,716
TRW Automotive Holdings Corp.†	4,000	185,800
Visteon Corp.†	47	2,491
WABCO Holdings, Inc.†	9,232	558,351
Westport Innovations, Inc.†	2,990	122,351
		1,155,825
Banks-Commercial — 1.2%
First Horizon National Corp.	5,154	53,499
M&T Bank Corp.	4,100	356,208
Regions Financial Corp.	57,270	377,409
Signature Bank†	5,050	318,352
SVB Financial Group†	1,400	90,076
TCF Financial Corp.	3,900	46,371
Zions Bancorporation	2,200	47,212
		1,289,127
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	66,430
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	59,010
Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	4,141	118,433
Dr Pepper Snapple Group, Inc.	7,743	311,346
Monster Beverage Corp.†	2,310	143,428
		573,207
Beverages-Wine/Spirits — 0.3%
Beam, Inc.	1,500	87,855
Brown-Forman Corp., Class B	2,968	247,502
		335,357
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	4,320	218,592
Discovery Communications, Inc., Class C†	6,900	323,472
Scripps Networks Interactive, Inc., Class A	1,473	71,720
		613,784
Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	35	1,707
Fortune Brands Home & Security, Inc.†	3,200	70,624
		72,331
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	887	35,746

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	356	$30,484
Building Products-Wood — 0.1%
Masco Corp.	5,965	79,752
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co. NV	963	41,592
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	11,230	170,359
Lennar Corp., Class A	6,980	189,716
PulteGroup, Inc.†	19,400	171,690
Toll Brothers, Inc.†	3,600	86,364
		618,129
Cable/Satellite TV — 0.4%
AMC Networks, Inc., Class A†	904	40,346
Cablevision Systems Corp., Class A	3,411	50,073
DISH Network Corp., Class A	2,389	78,670
Liberty Global, Inc., Class A†	4,486	224,659
		393,748
Casino Hotels — 0.3%
MGM Resorts International†	1,295	17,638
Wynn Resorts, Ltd.	2,692	336,177
		353,815
Casino Services — 0.0%
Bally Technologies, Inc.†	668	31,229
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	26,843	242,124
NII Holdings, Inc.†	4,441	81,315
		323,439
Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	600	55,080
Celanese Corp., Series A	2,562	118,313
FMC Corp.	1,181	125,021
Huntsman Corp.	626	8,770
PPG Industries, Inc.	3,863	370,076
Rockwood Holdings, Inc.†	5,086	265,235
Sociedad Quimica y Minera de Chile SA ADR	2,500	146,675
Solutia, Inc.	2,035	56,858
Westlake Chemical Corp.	70	4,535
		1,150,563
Chemicals-Specialty — 1.2%
Albemarle Corp.	2,719	173,798
Eastman Chemical Co.	2,338	120,851
Ecolab, Inc.	4,972	306,872
International Flavors & Fragrances, Inc.	1,282	75,125
Methanex Corp.	9,690	314,247
Sigma-Aldrich Corp.	2,796	204,276
WR Grace & Co.†	1,101	63,638
		1,258,807
Coal — 0.7%
Alpha Natural Resources, Inc.†	2,122	32,276
Arch Coal, Inc.	373	3,995

Security Description	Shares	Value (Note 3)
Coal (continued)
Bumi PLC†	7,828	$78,443
CONSOL Energy, Inc.	3,686	125,693
Peabody Energy Corp.	10,195	295,247
Walter Energy, Inc.	3,034	179,643
		715,297
Coatings/Paint — 0.4%
Kronos Worldwide, Inc.	363	9,053
Sherwin-Williams Co.	4,080	443,374
Valspar Corp.	203	9,803
		462,230
Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	2,015	94,383
Commercial Services — 0.3%
Iron Mountain, Inc.	2,755	79,344
Quanta Services, Inc.†	3,000	62,700
Weight Watchers International, Inc.	2,082	160,710
		302,754
Commercial Services-Finance — 1.4%
Alliance Data Systems Corp.†	820	103,287
Equifax, Inc.	109	4,824
FleetCor Technologies, Inc.†	247	9,576
Global Payments, Inc.(5)	1,264	59,433
Green Dot Corp., Class A†	2,568	68,104
H&R Block, Inc.	2,977	49,031
Lender Processing Services, Inc.	1,437	37,362
Moody's Corp.	8,672	365,091
Morningstar, Inc.	406	25,598
Paychex, Inc.	7,133	221,052
SEI Investments Co.	2,430	50,277
Vantiv, Inc., Class A†	7,300	143,299
Western Union Co.	19,898	350,205
		1,487,139
Communications Software — 0.2%
Jive Software, Inc.†	8,960	243,354
Computer Aided Design — 0.6%
ANSYS, Inc.†	4,079	265,217
Autodesk, Inc.†	9,551	404,198
		669,415
Computer Data Security — 0.3%
Fortinet, Inc.†	12,617	348,860
Computer Services — 0.4%
DST Systems, Inc.	82	4,447
IHS, Inc., Class A†	3,888	364,111
		368,558
Computer Software — 0.1%
Akamai Technologies, Inc.†	2,812	103,200
Computers-Integrated Systems — 1.4%
MICROS Systems, Inc.†	3,086	170,625
NCR Corp.†	2,074	45,026
Riverbed Technology, Inc.†	17,059	479,017
Teradata Corp.†	10,694	728,796
		1,423,464

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Computers-Memory Devices — 0.1%
Fusion-io, Inc.†	146	$4,148
NetApp, Inc.†	1,200	53,724
SanDisk Corp.†	1,500	74,385
		132,257
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.	184	3,134
Gartner, Inc.†	12,357	526,902
Genpact, Ltd.†	20,935	341,241
SAIC, Inc.	1,546	20,407
Towers Watson & Co., Class A	196	12,950
Verisk Analytics, Inc., Class A†	3,785	177,781
		1,082,415
Consumer Products-Misc. — 0.5%
Clorox Co.	929	63,869
Jarden Corp.	8,820	354,828
Scotts Miracle-Gro Co., Class A	612	33,146
Tupperware Brands Corp.	954	60,579
		512,422
Containers-Metal/Glass — 0.7%
Ball Corp.	14,540	623,475
Crown Holdings, Inc.†	2,491	91,743
Silgan Holdings, Inc.	823	36,377
		751,595
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,539	45,539
Rock-Tenn Co., Class A	1,098	74,181
		119,720
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	12,520	242,387
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,053	148,710
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,955	46,744
CommVault Systems, Inc.†	1,500	74,460
Dun & Bradstreet Corp.	1,421	120,401
Fiserv, Inc.†	1,878	130,315
		371,920
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,997	220,750
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,256	170,793
Patterson Cos., Inc.	616	20,575
		191,368
Diagnostic Equipment — 0.5%
Gen-Probe, Inc.†	8,371	555,918
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,014	176,124
Dialysis Centers — 0.3%
DaVita, Inc.†	3,956	356,713
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,703	365,560

Security Description	Shares	Value (Note 3)
Distribution/Wholesale — 1.2%
Arrow Electronics, Inc.†	271	$11,374
Fastenal Co.	7,765	420,086
Fossil, Inc.†	2,335	308,173
Genuine Parts Co.	717	44,992
LKQ Corp.†	2,326	72,501
WESCO International, Inc.†	338	22,075
WW Grainger, Inc.	1,944	417,591
		1,296,792
Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	84	4,193
Colfax Corp.†	7,930	279,453
Cooper Industries PLC	5,973	381,973
Dover Corp.	2,365	148,853
Eaton Corp.	2,120	105,640
Harsco Corp.	118	2,768
Ingersoll-Rand PLC	4,024	166,392
Leggett & Platt, Inc.	1,786	41,096
Parker Hannifin Corp.	1,026	86,748
SPX Corp.	233	18,065
Textron, Inc.	267	7,431
		1,242,612
E-Commerce/Products — 0.6%
Netflix, Inc.†	1,920	220,877
Shutterfly, Inc.†	11,230	351,836
		572,713
E-Commerce/Services — 1.7%
Ctrip.com International, Ltd. ADR†	2,500	54,100
Expedia, Inc.	947	31,667
Groupon, Inc.†	1,529	28,103
IAC/InterActiveCorp.	8,300	407,447
Liberty Interactive Corp., Class A†	11,100	211,899
priceline.com, Inc.†	710	509,425
TripAdvisor, Inc.†	14,337	511,401
		1,754,042
E-Marketing/Info — 0.0%
ExactTarget, Inc.†	300	7,800
Electric Products-Misc. — 0.3%
AMETEK, Inc.	5,729	277,914
GrafTech International, Ltd.†	113	1,349
		279,263
Electric-Integrated — 0.0%
National Fuel Gas Co.	201	9,672
Electric-Transmission — 0.1%
ITC Holdings Corp.	808	62,168
Electronic Components-Misc. — 0.7%
Garmin, Ltd.	122	5,728
Gentex Corp.	7,977	195,436
Jabil Circuit, Inc.	20,250	508,680
		709,844
Electronic Components-Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	9,692	77,730
Altera Corp.	10,747	427,945
ARM Holdings PLC ADR	5,100	144,279

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Avago Technologies, Ltd.	3,158	$123,067
Cree, Inc.†	107	3,384
First Solar, Inc.†	992	24,850
Freescale Semiconductor Holdings I, Ltd.†	449	6,910
Intersil Corp., Class A	5,841	65,419
LSI Corp.†	2,879	24,990
MEMC Electronic Materials, Inc.†	2,270	8,195
Microchip Technology, Inc.	6,179	229,859
NVIDIA Corp.†	21,581	332,131
ON Semiconductor Corp.†	14,901	134,258
PMC - Sierra, Inc.†	221	1,598
QLogic Corp.†	1,422	25,255
Rovi Corp.†	4,681	152,366
Silicon Laboratories, Inc.†	4,425	190,275
Skyworks Solutions, Inc.†	27,678	765,297
Xilinx, Inc.	19,227	700,440
		3,438,248
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,699	340,629
Thomas & Betts Corp.†	211	15,173
		355,802
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	62,798	743,528
Synopsys, Inc.†	168	5,151
		748,679
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.	5,656	251,748
FLIR Systems, Inc.	2,541	64,313
Itron, Inc.†	900	40,869
National Instruments Corp.	3,689	105,210
Trimble Navigation, Ltd.†	14,859	808,627
		1,270,767
Engineering/R&D Services — 1.3%
Aecom Technology Corp.†	19,349	432,837
Fluor Corp.	12,192	732,008
KBR, Inc.	164	5,830
McDermott International, Inc.†	12,228	156,641
		1,327,316
Engines-Internal Combustion — 0.1%
Cummins, Inc.	600	72,024
Enterprise Software/Service — 1.4%
Ariba, Inc.†	5,507	180,134
BMC Software, Inc.†	2,899	116,424
Concur Technologies, Inc.†	11,540	662,165
Informatica Corp.†	4,887	258,522
MicroStrategy, Inc., Class A†	2,130	298,200
		1,515,445
Entertainment Software — 0.4%
Activision Blizzard, Inc.	27,920	357,935
Electronic Arts, Inc.†	5,465	90,063
		447,998

Security Description	Shares	Value (Note 3)
Filtration/Separation Products — 1.1%
CLARCOR, Inc.	1,200	$58,908
Donaldson Co., Inc.	5,650	201,875
Pall Corp.	10,573	630,468
Polypore International, Inc.†	8,069	283,706
		1,174,957
Finance-Credit Card — 0.0%
Discover Financial Services	899	29,973
Finance-Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	494	21,558
Lazard, Ltd., Class A	6,950	198,492
LPL Investment Holdings, Inc.†	480	18,211
TD Ameritrade Holding Corp.	8,555	168,876
		407,137
Finance-Other Services — 0.9%
BM&FBovespa SA	49,200	302,943
CBOE Holdings, Inc.	6,077	172,708
IntercontinentalExchange, Inc.†	3,013	414,047
NASDAQ OMX Group, Inc.†	251	6,501
NYSE Euronext	1,353	40,604
		936,803
Food-Baking — 0.2%
Flowers Foods, Inc.	8,132	165,649
Food-Confectionery — 0.3%
Hershey Co.	3,624	222,260
J.M. Smucker Co.	900	73,224
		295,484
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,213	35,808
Food-Misc. — 0.8%
Campbell Soup Co.	3,843	130,086
ConAgra Foods, Inc.	857	22,505
Corn Products International, Inc.	1,027	59,207
H.J. Heinz Co.	3,041	162,845
McCormick & Co., Inc.	4,447	242,050
Sara Lee Corp.	8,240	177,407
		794,100
Food-Retail — 0.4%
Whole Foods Market, Inc.	5,258	437,466
Footwear & Related Apparel — 0.5%
Deckers Outdoor Corp.†	8,175	515,434
Gambling (Non-Hotel) — 0.0%
International Game Technology	2,577	43,268
Garden Products — 0.0%
Toro Co.	516	36,693
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	900	30,042
Allied Nevada Gold Corp.†	1,487	48,372
Eldorado Gold Corp.	8,700	119,538
Osisko Mining Corp.†	8,100	93,798
Royal Gold, Inc.	866	56,481
		348,231

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	1,800	$121,194
Stericycle, Inc.†	1,982	165,774
		286,968
Heart Monitors — 0.3%
HeartWare International, Inc.†	5,350	351,442
Home Furnishings — 0.6%
Tempur-Pedic International, Inc.†	7,823	660,496
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	3,540	132,184
Hyatt Hotels Corp., Class A†	2,038	87,063
Marriott International, Inc., Class A	12,182	461,089
Starwood Hotels & Resorts Worldwide, Inc.	7,666	432,439
		1,112,775
Human Resources — 0.4%
Manpower, Inc.	4,200	198,954
Robert Half International, Inc.	6,038	182,951
		381,905
Independent Power Producers — 0.1%
Calpine Corp.†	7,800	134,238
Industrial Automated/Robotic — 0.2%
Nordson Corp.	1,014	55,273
Rockwell Automation, Inc.	2,348	187,136
		242,409
Industrial Gases — 0.1%
Airgas, Inc.	1,266	112,636
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	514	94,962
Instruments-Scientific — 0.4%
Waters Corp.†	4,155	385,002
Insurance Brokers — 0.3%
Brown & Brown, Inc.	4,400	104,632
Erie Indemnity Co., Class A	460	35,852
Willis Group Holdings PLC	3,500	122,430
		262,914
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,500	44,265
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,500	55,860
HCC Insurance Holdings, Inc.	1,700	52,989
WR Berkley Corp.	1,300	46,956
		155,805
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	1,600	53,072
RenaissanceRe Holdings, Ltd.	700	53,011
Validus Holdings, Ltd.	177	5,478
		111,561
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	4,049	41,340

Security Description	Shares	Value (Note 3)
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	5,320	$542,587
WebMD Health Corp.†	983	25,145
		567,732
Internet Incubators — 0.0%
HomeAway, Inc.†	87	2,207
Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	4,685	632,288
TIBCO Software, Inc.†	23,724	723,582
		1,355,870
Internet Security — 0.1%
VeriSign, Inc.	2,613	100,182
Internet Telephone — 0.4%
BroadSoft, Inc.†	11,735	448,864
Investment Companies — 0.2%
Justice Holdings, Ltd.†	15,351	213,619
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	619	69,210
Eaton Vance Corp.	1,978	56,531
Federated Investors, Inc., Class B	1,218	27,295
Invesco, Ltd.	3,100	82,677
T. Rowe Price Group, Inc.	4,226	275,958
Waddell & Reed Financial, Inc., Class A	1,440	46,671
		558,342
Lasers-System/Components — 0.1%
II-VI, Inc.†	2,400	56,760
Leisure Products — 0.2%
Brunswick Corp.	8,260	212,695
Lighting Products & Systems — 0.1%
Universal Display Corp.†	3,860	141,006
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	159	7,080
Lincoln Electric Holdings, Inc.	862	39,066
		46,146
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	3,806	279,741
Terex Corp.† Senior Sub. Notes	2,700	60,750
		340,491
Machinery-General Industrial — 1.0%
Babcock & Wilcox Co.†	7,560	194,670
Gardner Denver, Inc.	833	52,496
IDEX Corp.	2,787	117,416
Manitowoc Co., Inc.	2,193	30,395
Roper Industries, Inc.	4,068	403,383
Wabtec Corp.	2,803	211,262
		1,009,622
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,609	107,439
Machinery-Pumps — 0.5%
Flowserve Corp.	3,707	428,195
Graco, Inc.	2,312	122,675
		550,870

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Information Systems — 0.7%
Allscripts Healthcare Solutions, Inc.†	24,629	$408,841
Cerner Corp.†	4,143	315,531
		724,372
Medical Instruments — 1.7%
Bruker Corp.†	4,609	70,564
Edwards Lifesciences Corp.†	10,845	788,757
Intuitive Surgical, Inc.†	1,457	789,329
Techne Corp.	630	44,163
Thoratec Corp.†	2,452	82,657
		1,775,470
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,611	124,362
Laboratory Corp. of America Holdings†	3,547	324,693
Quest Diagnostics, Inc.	6,048	369,835
		818,890
Medical Products — 0.7%
CareFusion Corp.†	1,164	30,183
Cooper Cos., Inc.	208	16,996
Henry Schein, Inc.†	2,821	213,493
Hill-Rom Holdings, Inc.	952	31,806
Hospira, Inc.†	5,336	199,513
Sirona Dental Systems, Inc.†	928	47,829
Varian Medical Systems, Inc.†	2,714	187,157
		726,977
Medical-Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	5,835	541,838
Amylin Pharmaceuticals, Inc.†	6,067	151,432
Ariad Pharmaceuticals, Inc.†	4,800	76,560
Charles River Laboratories International, Inc.†	860	31,037
Cubist Pharmaceuticals, Inc.†	1,700	73,525
Dendreon Corp.†	5,626	59,945
Human Genome Sciences, Inc.†	11,855	97,685
Illumina, Inc.†	1,945	102,327
Incyte Corp., Ltd.†	8,800	169,840
Life Technologies Corp.†	1,559	76,110
Myriad Genetics, Inc.†	4,127	97,645
Regeneron Pharmaceuticals, Inc.†	3,717	433,477
United Therapeutics Corp.†	862	40,626
Vertex Pharmaceuticals, Inc.†	5,465	224,120
		2,176,167
Medical-Drugs — 0.7%
Alkermes PLC†	3,900	72,345
Auxilium Pharmaceuticals, Inc.†	8,830	163,973
Endo Pharmaceuticals Holdings, Inc.†	1,935	74,943
Salix Pharmaceuticals, Ltd.†	4,230	222,075
Valeant Pharmaceuticals International, Inc.†	2,700	144,963
		678,299

Security Description	Shares	Value (Note 3)
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	6,478	$151,909
Perrigo Co.	1,376	142,155
Watson Pharmaceuticals, Inc.†	1,973	132,309
		426,373
Medical-HMO — 0.3%
AMERIGROUP Corp.†	2,686	180,714
Cigna Corp.	1,600	78,800
Humana, Inc.	1,000	92,480
		351,994
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,700	60,048
Health Management Associates, Inc., Class A†	4,212	28,305
Tenet Healthcare Corp.†	398	2,113
Universal Health Services, Inc., Class B	3,525	147,733
		238,199
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,479	38,277
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	12,011	476,596
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	200	4,220
Ternium SA ADR	3,000	71,040
Timken Co.	1,232	62,512
		137,772
Metal-Diversified — 0.2%
HudBay Minerals, Inc.	6,200	67,952
Molycorp, Inc.†	5,282	178,690
		246,642
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	4,271	295,809
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A†	884	33,645
DreamWorks Animation SKG, Inc., Class A†	12,600	232,470
		266,115
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,843	188,614
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,286	127,365
Networking Products — 0.3%
Acme Packet, Inc.†	8,390	230,893
Polycom, Inc.†	2,941	56,085
		286,978
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	757	10,265
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	121	1,964
Waste Connections, Inc.	5,949	193,521
		195,485
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	110	3,314

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†	269	$12,075
Diamond Offshore Drilling, Inc.	1,940	129,495
Ensco PLC ADR	6,210	328,695
Helmerich & Payne, Inc.	1,458	78,659
Karoon Gas Australia, Ltd.†	12,162	82,013
Nabors Industries, Ltd.†	5,600	97,944
Patterson-UTI Energy, Inc.	285	4,928
Rowan Cos., Inc.†	350	11,526
		745,335
Oil Companies-Exploration & Production — 4.4%
Cabot Oil & Gas Corp.	13,024	405,958
Chesapeake Energy Corp.	15,640	362,379
Cimarex Energy Co.	1,679	126,714
Cobalt International Energy, Inc.†	9,944	298,618
Concho Resources, Inc.†	4,094	417,916
Continental Resources, Inc.†	1,999	171,554
Denbury Resources, Inc.†	5,509	100,429
EQT Corp.	3,727	179,679
EXCO Resources, Inc.	2,271	15,057
Forest Oil Corp.†	1,484	17,986
Kosmos Energy, Ltd.†	5,360	70,966
Newfield Exploration Co.†	10,224	354,568
Noble Energy, Inc.	561	54,855
Pioneer Natural Resources Co.	4,672	521,349
QEP Resources, Inc.	5,398	164,639
Quicksilver Resources, Inc.†	136	686
Range Resources Corp.	6,545	380,526
SandRidge Energy, Inc.†	6,840	53,557
SM Energy Co.	2,616	185,134
Southwestern Energy Co.†	8,490	259,794
Ultra Petroleum Corp.†	2,516	56,937
Whiting Petroleum Corp.†	8,441	458,346
		4,657,647
Oil Companies-Integrated — 0.0%
Murphy Oil Corp.	492	27,685
Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	7,546	398,655
Dresser-Rand Group, Inc.†	2,999	139,124
Dril-Quip, Inc.†	1,100	71,522
FMC Technologies, Inc.†	8,320	419,494
Lufkin Industries, Inc.	1,200	96,780
		1,125,575
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	3,036	97,607
Oil-Field Services — 0.7%
CARBO Ceramics, Inc.	321	33,850
Core Laboratories NV	2,033	267,482
Oceaneering International, Inc.	6,043	325,657
Oil States International, Inc.†	718	56,047
RPC, Inc.	1,070	11,347
Superior Energy Services, Inc.†	1,332	35,112
		729,495

Security Description	Shares	Value (Note 3)
Paper & Related Products — 0.1%
International Paper Co.	1,544	$54,194
Pharmacy Services — 1.4%
Catalyst Health Solutions, Inc.†	8,472	539,921
SXC Health Solutions Corp.†	12,072	904,917
		1,444,838
Physicians Practice Management — 0.2%
Mednax, Inc.†	2,357	175,290
Pipelines — 0.3%
El Paso Corp.	11,881	351,084
ONEOK, Inc.	134	10,942
		362,026
Platinum — 0.0%
Stillwater Mining Co.†	3,500	44,240
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,800	141,444
Printing-Commercial — 0.0%
VistaPrint NV†	668	25,818
Private Corrections — 0.2%
Corrections Corp. of America†	6,270	171,234
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	4,125	141,075
Publishing-Books — 0.5%
John Wiley & Sons, Inc., Class A	834	39,690
McGraw-Hill Cos., Inc.	9,243	448,008
		487,698
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	1,155	34,812
Quarrying — 0.4%
Compass Minerals International, Inc.	4,549	326,345
Vulcan Materials Co.	1,900	81,187
		407,532
Radio — 0.5%
Sirius XM Radio, Inc.†	214,323	495,086
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,348	35,601
Boston Properties, Inc.	1,946	204,311
Camden Property Trust	842	55,361
Corporate Office Properties Trust	373	8,657
Digital Realty Trust, Inc.	1,618	119,683
Equity Residential	358	22,418
Essex Property Trust, Inc.	303	45,908
Federal Realty Investment Trust	749	72,496
Host Hotels & Resorts, Inc.	16,900	277,498
Macerich Co.	780	45,045
Plum Creek Timber Co., Inc.	1,542	64,085
Rayonier, Inc.	1,953	86,108
UDR, Inc.	275	7,345
Ventas, Inc.	2,507	143,150
Vornado Realty Trust	337	28,375
Weyerhaeuser Co.	2,600	56,992
		1,273,033

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	4,840	$96,606
Jones Lang LaSalle, Inc.	3,854	321,077
		417,683
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	8,000	125,280
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,027	74,098
Rental Auto/Equipment — 0.7%
Aaron's, Inc.	916	23,724
Hertz Global Holdings, Inc.†	9,078	136,533
Localiza Rent a Car SA	15,960	293,767
United Rentals, Inc.†	6,910	296,370
		750,394
Research & Development — 0.3%
PAREXEL International Corp.†	12,640	340,901
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	400	11,404
Respiratory Products — 0.1%
ResMed, Inc.†	2,539	78,480
Retail-Apparel/Shoe — 3.1%
Abercrombie & Fitch Co., Class A	1,256	62,310
Chico's FAS, Inc.	6,452	97,425
DSW, Inc., Class A	6,935	379,830
Express, Inc.†	17,540	438,149
Gap, Inc.	2,500	65,350
Guess?, Inc.	2,878	89,937
Limited Brands, Inc.	4,066	195,168
Men's Wearhouse, Inc.	1,750	67,848
PVH Corp.	4,118	367,861
Michael Kors Holdings, Ltd.†(4)(6)(7)	5,396	238,830
Ross Stores, Inc.	9,698	563,454
Urban Outfitters, Inc.†	14,191	413,100
Vera Bradley, Inc.†	8,680	262,049
		3,241,311
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	1,214	107,524
AutoZone, Inc.†	819	304,504
O'Reilly Automotive, Inc.†	4,815	439,850
		851,878
Retail-Automobile — 0.4%
AutoNation, Inc.†	318	10,910
CarMax, Inc.†	8,020	277,893
Copart, Inc.†	4,080	106,366
		395,169
Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	7,509	493,867
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Class A	738	61,461
Retail-Discount — 0.7%
Big Lots, Inc.†	375	16,133
Dollar General Corp.†	5,373	248,233

Security Description	Shares	Value (Note 3)
Retail-Discount (continued)
Dollar Tree, Inc.†	3,960	$374,180
Family Dollar Stores, Inc.	2,016	127,572
		766,118
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,158	195,428
Retail-Jewelry — 0.3%
Tiffany & Co.	4,279	295,807
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,010	112,815
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,650	147,658
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	1,463	36,282
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	754	70,039
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,225	241,755
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	3,600	180,108
Macy's, Inc.	879	34,923
		215,031
Retail-Restaurants — 1.2%
Brinker International, Inc.	1,235	34,024
Buffalo Wild Wings, Inc.†	2,980	270,256
Chipotle Mexican Grill, Inc.†	860	359,480
Darden Restaurants, Inc.	2,247	114,957
Dunkin' Brands Group, Inc.	367	11,050
Panera Bread Co., Class A†	1,562	251,357
Tim Hortons, Inc.	3,600	192,744
		1,233,868
Retail-Sporting Goods — 0.4%
Dick's Sporting Goods, Inc.	3,491	167,847
Hibbett Sports, Inc.†	5,000	272,750
		440,597
Retail-Vitamins & Nutrition Supplements — 0.5%
GNC Holdings, Inc., Class A	13,990	488,111
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,410	26,395
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	4,060	45,553
Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	18,740	249,992
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	1,700	42,500
Hudson City Bancorp, Inc.	796	5,819
People's United Financial, Inc.	1,172	15,517
		63,836
Schools — 0.3%
Apollo Group, Inc., Class A†	1,838	71,020
DeVry, Inc.	931	31,533
ITT Educational Services, Inc.†	444	29,366

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Schools (continued)
New Oriental Education & Technology Group ADR†	4,900	$134,554
Strayer Education, Inc.	1,000	94,280
		360,753
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	10,164	410,626
Atmel Corp.†	26,792	264,169
Cypress Semiconductor Corp.†	20,554	321,259
Linear Technology Corp.	9,424	317,589
Marvell Technology Group, Ltd.†	8,800	138,424
Maxim Integrated Products, Inc.	4,877	139,433
		1,591,500
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	3,439	187,150
Lam Research Corp.†	5,748	256,476
		443,626
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	4,909	241,474
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,078	243,978
Steel-Producers — 0.2%
AK Steel Holding Corp.	369	2,790
Carpenter Technology Corp.	2,935	153,295
Reliance Steel & Aluminum Co.	181	10,223
Schnitzer Steel Industries, Inc., Class A	106	4,229
Steel Dynamics, Inc.	2,651	38,545
United States Steel Corp.	1,100	32,307
		241,389
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,752	72,130
Telecom Equipment-Fiber Optics — 0.8%
Ciena Corp.†	18,391	297,750
Finisar Corp.†	18,310	368,947
IPG Photonics Corp.†	458	23,839
JDS Uniphase Corp.†	12,366	179,183
		869,719
Telecom Services — 0.2%
Clearwire Corp., Class A†	2,589	5,903
Level 3 Communications, Inc.†	370	9,520
NeuStar, Inc., Class A†	1,234	45,967
tw telecom, Inc.†	2,145	47,533
Virgin Media, Inc.	4,893	122,227
		231,150
Telecommunication Equipment — 0.5%
ADTRAN, Inc.	2,500	77,975
Harris Corp.	531	23,938
Juniper Networks, Inc.†	18,280	418,246
		520,159
Telephone-Integrated — 0.1%
Windstream Corp.	5,165	60,482

Security Description	Shares	Value (Note 3)
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	5,800	$41,180
CTC Media, Inc.	5,400	62,802
		103,982
Theaters — 0.0%
Regal Entertainment Group, Class A	447	6,079
Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	4,055	138,883
Onyx Pharmaceuticals, Inc.†	2,560	96,461
Warner Chilcott PLC, Class A†	2,585	43,454
		278,798
Tobacco — 0.1%
Lorillard, Inc.	600	77,688
Tools-Hand Held — 0.0%
Snap-on, Inc.	175	10,670
Toys — 0.5%
Hasbro, Inc.	1,900	69,768
Mattel, Inc.	12,153	409,070
		478,838
Transactional Software — 0.9%
Solera Holdings, Inc.	8,985	412,322
VeriFone Systems, Inc.†	10,827	561,596
		973,918
Transport-Marine — 0.0%
Kirby Corp.†	634	41,711
Tidewater, Inc.	55	2,971
		44,682
Transport-Rail — 0.3%
Kansas City Southern	4,624	331,495
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	6,107	399,948
Expeditors International of Washington, Inc.	15,714	730,858
UTi Worldwide, Inc.	1,541	26,551
		1,157,357
Transport-Truck — 0.4%
Con-way, Inc.	88	2,870
J.B. Hunt Transport Services, Inc.	3,454	187,794
Landstar System, Inc.	3,702	213,679
		404,343
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,963	135,093
Mead Johnson Nutrition Co.	1,737	143,268
		278,361
Water — 0.0%
Aqua America, Inc.	237	5,283
Web Hosting/Design — 1.0%
Equinix, Inc.†	5,390	848,655
Rackspace Hosting, Inc.†	3,145	181,750
		1,030,405

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCK (continued)
Web Portals/ISP — 0.3%
Charter Communications, Inc.†	2,708	$171,823
SINA Corp.†	2,000	130,000
		301,823
Wire & Cable Products — 0.1%
General Cable Corp.†	2,650	77,062
Wireless Equipment — 1.0%
Aruba Networks, Inc.†	20,930	466,320
Crown Castle International Corp.†	4,759	253,845
SBA Communications Corp., Class A†	5,912	300,389
		1,020,554
X-Ray Equipment — 0.6%
Hologic, Inc.†	30,870	665,248
Total Common Stock (cost $83,276,036)		104,480,889
CONVERTIBLE PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.1%
Coupons.com, Inc., Series B†(4)(5)(7)	12,730	69,930
Human Resources — 0.0%
Workday, Inc., Series F†(4)(5)(7)	1,484	19,678
Oil Companies-Exploration & Production — 0.0%
Halcon Resource Corp.†(4)(6)(7)	1	53,466
Total Convertible Preferred Stock (cost $143,608)		143,074
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell Midcap Growth Index Fund (cost $1,625,104)	3,300	207,471
Total Long-Term Investment Securities (cost $85,044,748)		104,831,434
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve Investment Fund	53,708	53,708
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 06/14/12(1)	$60,000	59,993
Total Short-Term Investment Securities (cost $113,700)		113,701
REPURCHASE AGREEMENTS — 0.7%
Bank of America Securities LLC Joint Repurchase Agreement(2)	40,000	40,000
BNP Paribas SA Joint Repurchase Agreement(2)	50,000	50,000
Deutsche Bank AG Joint Repurchase Agreement(2)	5,000	5,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	50,000	50,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	521,000	521,000

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(2)	$60,000	$60,000
Total Repurchase Agreements (cost $726,000)		726,000
TOTAL INVESTMENTS (cost $85,884,448)(3)	100.5%	105,671,135
Liabilities in excess of other assets	(0.5)	(525,227)
NET ASSETS	100.0%	$105,145,908

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts

(2)  See Note 3 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $381,904 representing 0.4% of net assets.

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(6)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.

(7)  Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of March 31, 2012, the Mid Cap Growth Portfolio held the following restricted security:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc., Series B Convertible Preferred Stock	06/01/11	6,365	$69,930
	08/18/11	6,365	—
		12,730	69,930	$69,930	$5.49	0.07%
Halcon Resource Corp. Convertible Preferred Stock	03/01/12	1	54,000	53,466	89,110	0.05
Michael Kors Holdings, Ltd. Common Stock	07/11/11	1,420	65,397	65,397
	12/21/11	3,976	—	173,433
		—	—	—
		5,396	65,397	238,830	44.26	0.23
Workday, Inc., Series F Convertible Preferred Stock	10/13/11	1,484	19,678	19,678	13.26	0.02
				$381,904		0.37%

ADR — American Depository Receipt

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	June 2012	$692,032	$694,610	$2,578

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$104,182,626	$238,830	$59,433	$104,480,889
Convertible Preferred Stock	—	53,466	89,608	143,074
Exchange Traded Funds	207,471	—	—	207,471
Short-Term Investment Securities:
Registered Investment Companies	53,708	—	—	53,708
U.S. Government Treasuries	—	59,993	—	59,993
Repurchase Agreements	—	726,000	—	726,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	2,578	—	—	2,578
Total	$104,446,383	$1,078,289	$149,041	$105,673,713

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Rights
Balance as of 3/31/2011	$—	$—	$0
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	(574)
Change in unrealized appreciation(1)	—	—	574
Change in unrealized depreciation(1)	—	—	—
Net purchases	—	89,608	—
Net sales	—	—	(0)
Transfers into Level 3(2)	59,433	—	—
Transfers out of Level 3(2)	—	—	—
Balance as of 3/31/2012	$59,433	$89,608	$—

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Common Stock	Convertible Preferred Stock	Rights
$—	$—	$—

(2)  The Portfolio's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	7.2%
Electric-Integrated	7.0
Diversified Manufacturing Operations	4.0
Banks-Commercial	4.0
Repurchase Agreements	2.9
Oil Companies-Exploration & Production	2.2
Insurance-Reinsurance	2.1
Investment Management/Advisor Services	1.9
Electronic Components-Semiconductors	1.6
Retail-Apparel/Shoe	1.6
Advertising Agencies	1.6
Insurance-Multi-line	1.6
Chemicals-Specialty	1.5
Medical-HMO	1.5
Medical-Generic Drugs	1.4
Gas-Distribution	1.4
Banks-Super Regional	1.4
Insurance Brokers	1.4
Retail-Regional Department Stores	1.4
Insurance-Life/Health	1.4
Engineering/R&D Services	1.3
Exchange-Traded Funds	1.3
Steel-Producers	1.3
Finance-Investment Banker/Broker	1.2
Aerospace/Defense	1.1
Data Processing/Management	1.1
Agricultural Operations	1.1
Broadcast Services/Program	1.1
Insurance-Property/Casualty	1.1
Auto/Truck Parts & Equipment-Original	1.0
Containers-Metal/Glass	1.0
Oil-Field Services	1.0
Food-Confectionery	0.9
Finance-Credit Card	0.9
Medical Instruments	0.9
Non-Hazardous Waste Disposal	0.9
Food-Misc.	0.8
Chemicals-Diversified	0.8
E-Commerce/Services	0.8
Oil & Gas Drilling	0.8
Pipelines	0.8
Paper & Related Products	0.7
Networking Products	0.7
Electronic Components-Misc.	0.7
Oil Refining & Marketing	0.7
Semiconductor Components-Integrated Circuits	0.6
Medical-Biomedical/Gene	0.6
Finance-Consumer Loans	0.6
Computers-Memory Devices	0.6
Therapeutics	0.6
Semiconductor Equipment	0.6
Finance-Other Services	0.6
Consumer Products-Misc.	0.5
Beverages-Wine/Spirits	0.5
Transport-Marine	0.5
Aerospace/Defense-Equipment	0.5
Commercial Services-Finance	0.5
Building-Residential/Commercial	0.5
Electronic Forms	0.5
Machinery-General Industrial	0.5
Distribution/Wholesale	0.5%
Telephone-Integrated	0.5
Human Resources	0.5
Applications Software	0.4
Audio/Video Products	0.4
Retail-Home Furnishings	0.4
Medical-Wholesale Drug Distribution	0.4
X-Ray Equipment	0.4
Hotels/Motels	0.4
Casino Hotels	0.4
Beverages-Non-alcoholic	0.4
Medical Products	0.4
Real Estate Management/Services	0.4
Dialysis Centers	0.4
Enterprise Software/Service	0.3
Savings & Loans/Thrifts	0.3
Containers-Paper/Plastic	0.3
Apparel Manufacturers	0.3
Industrial Automated/Robotic	0.3
Electronic Measurement Instruments	0.3
Retail-Pet Food & Supplies	0.3
Cable/Satellite TV	0.3
Machine Tools & Related Products	0.3
Medical-Hospitals	0.3
Electronic Connectors	0.3
Batteries/Battery Systems	0.3
Electronic Security Devices	0.3
Tobacco	0.3
Independent Power Producers	0.3
Telecommunication Equipment	0.3
Home Furnishings	0.2
Cellular Telecom	0.2
Electric Products-Misc.	0.2
Tools-Hand Held	0.2
Building Products-Air & Heating	0.2
Electric-Generation	0.2
Transport-Truck	0.2
Entertainment Software	0.2
Office Automation & Equipment	0.2
Vitamins & Nutrition Products	0.2
Filtration/Separation Products	0.2
Airlines	0.2
Transport-Rail	0.2
Retail-Office Supplies	0.2
Metal-Iron	0.2
Food-Meat Products	0.2
Building & Construction Products-Misc.	0.2
Banks-Fiduciary	0.2
Wireless Equipment	0.2
Telecom Services	0.1
Medical-Drugs	0.1
Oil Companies-Integrated	0.1
Water	0.1
Consulting Services	0.1
Retail-Major Department Stores	0.1
Food-Retail	0.1
Metal Processors & Fabrication	0.1
Electronic Parts Distribution	0.1
Retail-Consumer Electronics	0.1
Coatings/Paint	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Retail-Automobile	0.1%
Building-Heavy Construction	0.1
Electronics-Military	0.1
Retail-Restaurants	0.1
Building Products-Cement	0.1
Computer Services	0.1
Brewery	0.1
Computers-Integrated Systems	0.1
Diagnostic Kits	0.1
Appliances	0.1
Instruments-Controls	0.1
Machinery-Pumps	0.1
Publishing-Newspapers	0.1
Machinery-Farming	0.1
Quarrying	0.1
Physicians Practice Management	0.1
Power Converter/Supply Equipment	0.1
Dental Supplies & Equipment	0.1
Home Decoration Products	0.1
Diversified Operations	0.1
Real Estate Operations & Development	0.1
Commercial Services	0.1
Financial Guarantee Insurance	0.1
Linen Supply & Related Items	0.1
Food-Baking	0.1
Electronic Design Automation	0.1
Pharmacy Services	0.1
Retail-Jewelry	0.1
Textile-Home Furnishings	0.1
Miscellaneous Manufacturing	0.1
Coal	0.1
Auto-Heavy Duty Trucks	0.1
Oil Field Machinery & Equipment	0.1
Investment Companies	0.1
Instruments-Scientific	0.1
Retail-Computer Equipment	0.1
Private Equity	0.1
Office Supplies & Forms	0.1
Toys	0.1
100.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 96.6%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	165,418	$1,887,419
Omnicom Group, Inc.	27,700	1,403,005
		3,290,424
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,307	10,430
Lamar Advertising Co., Class A†	1,301	42,165
		52,595
Aerospace/Defense — 1.1%
Esterline Technologies Corp.†	8,713	622,631
Rockwell Collins, Inc.	16,300	938,228
Spirit Aerosystems Holdings, Inc., Class A†	31,862	779,344
		2,340,203
Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems, Inc.	1,001	50,170
BE Aerospace, Inc.†	14,397	669,029
Exelis, Inc.	5,878	73,592
Goodrich Corp.	2,356	295,537
		1,088,328
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	345	63,014
Agricultural Operations — 1.1%
Bunge, Ltd.	33,076	2,263,721
Airlines — 0.2%
AMR Corp.†	5,643	2,776
Copa Holdings SA, Class A	225	17,820
Delta Air Lines, Inc.†	10,776	106,790
Southwest Airlines Co.	20,829	171,631
United Continental Holdings, Inc.†	5,379	115,649
		414,666
Apparel Manufacturers — 0.3%
Gildan Activewear, Inc.	10,300	283,765
VF Corp.	2,777	405,386
		689,151
Appliances — 0.1%
Whirlpool Corp.	2,434	187,077
Applications Software — 0.4%
Compuware Corp.†	1,861	17,102
Intuit, Inc.	5,500	330,715
Parametric Technology Corp.†	20,673	577,604
		925,421
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	738	11,963
Audio/Video Products — 0.4%
Harman International Industries, Inc.	19,459	910,876
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,058	42,796
Oshkosh Corp.†	2,908	67,378
		110,174

Security Description	Shares	Value (Note 3)
Auto/Truck Parts & Equipment-Original — 1.0%
Autoliv, Inc.	2,847	$190,891
Federal-Mogul Corp.†	625	10,756
Lear Corp.	25,834	1,201,023
TRW Automotive Holdings Corp.†	13,753	638,827
Visteon Corp.†	1,541	81,673
		2,123,170
Banks-Commercial — 4.0%
Associated Banc-Corp.	5,534	77,255
Bank of Hawaii Corp.	1,523	73,637
BOK Financial Corp.	817	45,981
CapitalSource, Inc.	8,772	57,895
CIT Group, Inc.†	18,002	742,402
City National Corp.	16,987	891,308
Commerce Bancshares, Inc.	12,880	521,898
Cullen/Frost Bankers, Inc.	14,602	849,690
East West Bancorp, Inc.	4,748	109,631
First Citizens BancShares, Inc., Class A	174	31,788
First Horizon National Corp.	8,408	87,275
First Republic Bank†	14,999	494,067
Fulton Financial Corp.	6,362	66,801
Hancock Holding Co.	23,000	816,730
M&T Bank Corp.	23,757	2,064,008
Popular, Inc.†	32,681	66,996
Regions Financial Corp.	40,117	264,371
Signature Bank†	8,200	516,928
Synovus Financial Corp.	25,073	51,400
TCF Financial Corp.	5,078	60,377
Valley National Bancorp.	5,423	70,228
Zions Bancorporation	13,869	297,629
		8,258,295
Banks-Fiduciary — 0.2%
Northern Trust Corp.	6,933	328,971
Banks-Super Regional — 1.4%
Comerica, Inc.	29,915	968,049
Fifth Third Bancorp	29,334	412,143
Huntington Bancshares, Inc.	27,567	177,807
KeyCorp	30,358	258,043
SunTrust Banks, Inc.	45,969	1,111,071
		2,927,113
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.†	7,950	589,731
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	19,922	569,769
Dr Pepper Snapple Group, Inc.	6,200	249,302
		819,071
Beverages-Wine/Spirits — 0.5%
Beam, Inc.	15,644	916,269
Brown-Forman Corp., Class B	481	40,111
Constellation Brands, Inc., Class A†	5,802	136,869
		1,093,249
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,286	193,942

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Broadcast Services/Program — 1.1%
Discovery Communications, Inc., Class A†	14,100	$713,460
Liberty Media Corp. - Liberty Capital, Class A†	3,737	329,416
Scripps Networks Interactive, Inc., Class A	24,798	1,207,415
		2,250,291
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	606	29,555
Fortune Brands Home & Security, Inc.†	7,622	168,217
Owens Corning†	3,985	143,580
		341,352
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	12,515	504,355
Building Products-Cement — 0.1%
Eagle Materials, Inc.	4,000	139,000
Martin Marietta Materials, Inc.	773	66,192
		205,192
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	5,276	227,870
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,412	44,563
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	8,932	135,498
Lennar Corp., Class A	5,115	139,026
NVR, Inc.†	721	523,684
PulteGroup, Inc.†	10,903	96,492
Toll Brothers, Inc.†	4,688	112,465
		1,007,165
Cable/Satellite TV — 0.3%
DISH Network Corp., Class A	1,591	52,391
Liberty Global, Inc., Class A†	12,308	616,385
		668,776
Casino Hotels — 0.4%
MGM Resorts International†	60,794	828,014
Casino Services — 0.0%
Bally Technologies, Inc.†	96	4,488
Cellular Telecom — 0.2%
NII Holdings, Inc.†	679	12,432
Sprint Nextel Corp.†	167,135	476,335
U.S. Cellular Corp.†	463	18,951
		507,718
Chemicals-Diversified — 0.8%
Air Products & Chemicals, Inc.	6,600	605,880
Celanese Corp., Series A	10,500	484,890
Chemtura Corp.†	31,981	543,037
Huntsman Corp.	4,959	69,476
Rockwood Holdings, Inc.†	114	5,945
Westlake Chemical Corp.	504	32,654
		1,741,882

Security Description	Shares	Value (Note 3)
Chemicals-Specialty — 1.5%
Albemarle Corp.	8,838	$564,925
Ashland, Inc.	20,327	1,241,166
Cabot Corp.	2,094	89,372
Cytec Industries, Inc.	5,392	327,780
Eastman Chemical Co.	13,700	708,153
International Flavors & Fragrances, Inc.	4,200	246,120
WR Grace & Co.†	234	13,525
		3,191,041
Coal — 0.1%
Alpha Natural Resources, Inc.†	3,175	48,292
Arch Coal, Inc.	6,038	64,667
		112,959
Coatings/Paint — 0.1%
RPM International, Inc.	4,164	109,055
Valspar Corp.	2,674	129,128
		238,183
Commercial Services — 0.1%
Quanta Services, Inc.†	6,885	143,897
Commercial Services-Finance — 0.5%
Equifax, Inc.	3,721	164,691
H&R Block, Inc.	4,015	66,127
Paychex, Inc.	13,821	428,313
Total System Services, Inc.	5,173	119,341
Western Union Co.	15,700	276,320
		1,054,792
Computer Services — 0.1%
Computer Sciences Corp.	4,952	148,263
DST Systems, Inc.	908	49,241
		197,504
Computer Software — 0.0%
Akamai Technologies, Inc.†	536	19,671
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	15,083	86,727
Diebold, Inc.	2,085	80,314
NCR Corp.†	1,084	23,534
		190,575
Computers-Memory Devices — 0.6%
Fusion-io, Inc.†	254	7,216
NetApp, Inc.†	11,700	523,809
SanDisk Corp.†	7,611	377,429
Western Digital Corp.†	7,420	307,114
		1,215,568
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,401	79,809
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	391	6,659
CoreLogic, Inc.†	3,095	50,510
Genpact, Ltd.†	906	14,768
SAIC, Inc.	6,245	82,434
Towers Watson & Co., Class A	1,453	96,000
Verisk Analytics, Inc., Class A†	604	28,370
		278,741

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Consumer Products-Misc. — 0.5%
Clorox Co.	4,010	$275,687
Jarden Corp.	2,929	117,834
Scotts Miracle-Gro Co., Class A	185	10,020
Tupperware Brands Corp.	11,400	723,900
		1,127,441
Containers-Metal/Glass — 1.0%
Ball Corp.	16,823	721,370
Crown Holdings, Inc.†	5,901	217,334
Greif, Inc., Class A	17,220	962,943
Owens-Illinois, Inc.†	5,236	122,208
		2,023,855
Containers-Paper/Plastic — 0.3%
Bemis Co., Inc.	3,363	108,591
Packaging Corp. of America	312	9,232
Rock-Tenn Co., Class A	5,200	351,312
Sealed Air Corp.	6,128	118,332
Sonoco Products Co.	3,183	105,676
		693,143
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,905	56,064
Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	221	5,284
Dun & Bradstreet Corp.	6,810	577,011
Fidelity National Information Services, Inc.	8,377	277,446
Fiserv, Inc.†	20,689	1,435,610
		2,295,351
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	2,661	106,786
Patterson Cos., Inc.	1,789	59,753
		166,539
Diagnostic Kits — 0.1%
Alere, Inc.†	2,730	71,007
QIAGEN NV†	7,461	116,168
		187,175
Dialysis Centers — 0.4%
DaVita, Inc.†	8,200	739,394
Distribution/Wholesale — 0.5%
Arrow Electronics, Inc.†	14,268	598,828
Genuine Parts Co.	3,652	229,163
Ingram Micro, Inc., Class A†	5,141	95,417
WESCO International, Inc.†	727	47,480
		970,888
Diversified Manufacturing Operations — 4.0%
Carlisle Cos., Inc.	1,794	89,556
Cooper Industries PLC	12,095	773,475
Crane Co.	1,556	75,466
Dover Corp.	28,571	1,798,259
Eaton Corp.	34,355	1,711,910
Harsco Corp.	2,349	55,108

Security Description	Shares	Value (Note 3)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand PLC	2,063	$85,305
ITT Corp.	2,939	67,421
Leggett & Platt, Inc.	1,136	26,139
Parker Hannifin Corp.	13,896	1,174,907
Pentair, Inc.	12,019	572,225
SPX Corp.	4,551	352,839
Textron, Inc.	36,809	1,024,394
Trinity Industries, Inc.	18,251	601,370
		8,408,374
Diversified Operations — 0.1%
Leucadia National Corp.	6,309	164,665
E-Commerce/Services — 0.8%
Expedia, Inc.	1,283	42,903
Groupon, Inc.†	720	13,234
IAC/InterActiveCorp.	2,428	119,190
Liberty Interactive Corp., Class A†	76,189	1,454,448
TripAdvisor, Inc.†	1,283	45,765
		1,675,540
Electric Products-Misc. — 0.2%
AMETEK, Inc.	7,000	339,570
GrafTech International, Ltd.†	3,875	46,267
Molex, Inc.	4,316	121,366
		507,203
Electric-Generation — 0.2%
AES Corp.†	36,750	480,323
Electric-Integrated — 7.0%
Alliant Energy Corp.	3,542	153,439
Ameren Corp.	7,700	250,866
CMS Energy Corp.	52,598	1,157,156
Consolidated Edison, Inc.	9,342	545,760
DTE Energy Co.	5,407	297,547
Edison International	27,391	1,164,391
Entergy Corp.	5,682	381,830
Exelon Corp.	5,530	216,831
Great Plains Energy, Inc.	16,081	325,962
Hawaiian Electric Industries, Inc.	3,044	77,165
Integrys Energy Group, Inc.	2,500	132,475
MDU Resources Group, Inc.	6,028	134,967
National Fuel Gas Co.	2,255	108,511
Northeast Utilities	25,305	939,322
NSTAR LLC†	3,307	160,819
NV Energy, Inc.	61,206	986,641
OGE Energy Corp.	6,168	329,988
Pepco Holdings, Inc.	7,209	136,178
Pinnacle West Capital Corp.	17,431	834,945
PPL Corp.	79,231	2,239,068
Progress Energy, Inc.	9,404	499,446
SCANA Corp.	25,098	1,144,720
TECO Energy, Inc.	6,863	120,446
Westar Energy, Inc.	3,630	101,386
Wisconsin Energy Corp.	7,463	262,548
Xcel Energy, Inc.	69,384	1,836,595
		14,539,002

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Electronic Components-Misc. — 0.7%
AVX Corp.	1,538	$20,394
Garmin, Ltd.	10,898	511,661
Jabil Circuit, Inc.	1,069	26,853
TE Connectivity, Ltd.	21,900	804,825
Vishay Intertechnology, Inc.†	4,612	56,082
		1,419,815
Electronic Components-Semiconductors — 1.6%
Broadcom Corp., Class A†	16,300	640,590
Cavium, Inc.†	8,649	267,600
Cree, Inc.†	3,289	104,031
Fairchild Semiconductor International, Inc.†	4,074	59,888
Freescale Semiconductor Holdings I, Ltd.†	524	8,064
International Rectifier Corp.†	2,227	51,377
Intersil Corp., Class A	2,013	22,546
LSI Corp.†	12,767	110,818
MEMC Electronic Materials, Inc.†	3,002	10,837
Micron Technology, Inc.†	115,491	935,477
PMC — Sierra, Inc.†	7,027	50,805
QLogic Corp.†	615	10,922
Silicon Laboratories, Inc.†	137	5,891
Xilinx, Inc.	31,493	1,147,290
		3,426,136
Electronic Connectors — 0.3%
Amphenol Corp., Class A	9,009	538,468
Thomas & Betts Corp.†	1,269	91,254
		629,722
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,360	133,678
Electronic Forms — 0.5%
Adobe Systems, Inc.†	29,034	996,157
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	13,900	618,689
Itron, Inc.†	1,296	58,851
		677,540
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,878	177,511
Tech Data Corp.†	1,386	75,204
		252,715
Electronic Security Devices — 0.3%
Tyco International, Ltd.	10,300	578,654
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,189	225,686
Engineering/R&D Services — 1.3%
Aecom Technology Corp.†	2,101	46,999
Jacobs Engineering Group, Inc.†	27,649	1,226,786
KBR, Inc.	4,524	160,828
McDermott International, Inc.†	936	11,990
Shaw Group, Inc.†	2,305	73,092
URS Corp.	28,911	1,229,296
		2,748,991

Security Description	Shares	Value (Note 3)
Enterprise Software/Service — 0.3%
CA, Inc.	12,249	$337,582
QLIK Technologies, Inc.†	11,836	378,752
		716,334
Entertainment Software — 0.2%
Activision Blizzard, Inc.	13,517	173,288
Electronic Arts, Inc.†	17,868	294,465
		467,753
Filtration/Separation Products — 0.2%
Pall Corp.	7,100	423,373
Finance-Consumer Loans — 0.6%
SLM Corp.	77,240	1,217,302
Finance-Credit Card — 0.9%
Discover Financial Services	56,730	1,891,378
Finance-Investment Banker/Broker — 1.2%
E*Trade Financial Corp.†	8,011	87,721
Interactive Brokers Group, Inc., Class A	1,166	19,822
Jefferies Group, Inc.	4,311	81,219
Lazard, Ltd., Class A	44,049	1,258,039
LPL Investment Holdings, Inc.†	9,373	355,612
Raymond James Financial, Inc.	17,951	655,750
		2,458,163
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	1,110	26,718
Finance-Other Services — 0.6%
NASDAQ OMX Group, Inc.†	37,948	982,853
NYSE Euronext	5,776	173,338
		1,156,191
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,880	97,138
MBIA, Inc.†	4,720	46,256
		143,394
Food-Baking — 0.1%
Flowers Foods, Inc.	6,600	134,442
Food-Confectionery — 0.9%
Hershey Co.	1,233	75,620
J.M. Smucker Co.	22,452	1,826,695
		1,902,315
Food-Dairy Products — 0.0%
Dean Foods Co.†	5,849	70,831
Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	878	28,913
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,055	60,664
Smithfield Foods, Inc.†	5,302	116,803
Tyson Foods, Inc., Class A	9,609	184,012
		361,479
Food-Misc. — 0.8%
Campbell Soup Co.	1,376	46,578
ConAgra Foods, Inc.	11,410	299,627
Corn Products International, Inc.	7,365	424,592
H.J. Heinz Co.	4,275	228,926

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Food-Misc. (continued)
McCormick & Co., Inc.	1,337	$72,773
RalCorp Holdings, Inc.†	1,757	130,176
Sara Lee Corp.	25,195	542,448
		1,745,120
Food-Retail — 0.1%
Safeway, Inc.	11,306	228,494
SUPERVALU, Inc.	6,774	38,680
		267,174
Funeral Services & Related Items — 0.0%
Service Corp. International	7,625	85,858
Gambling (Non-Hotel) — 0.0%
International Game Technology	4,654	78,141
Gas-Distribution — 1.4%
AGL Resources, Inc.	3,718	145,820
Atmos Energy Corp.	2,884	90,731
CenterPoint Energy, Inc.	13,583	267,857
NiSource, Inc.	8,927	217,372
Questar Corp.	25,498	491,091
Sempra Energy	23,693	1,420,632
UGI Corp.	9,609	261,845
Vectren Corp.	2,609	75,818
		2,971,166
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	9,298	165,597
Home Furnishings — 0.2%
Tempur-Pedic International, Inc.†	6,087	513,925
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	839	31,328
Hyatt Hotels Corp., Class A†	1,339	57,202
Starwood Hotels & Resorts Worldwide, Inc.	9,333	526,475
Wyndham Worldwide Corp.	4,917	228,690
		843,695
Human Resources — 0.5%
Manpower, Inc.	18,905	895,530
Monster Worldwide, Inc.†	4,129	40,258
		935,788
Independent Power Producers — 0.3%
Calpine Corp.†	12,258	210,960
GenOn Energy, Inc.†	94,947	197,490
NRG Energy, Inc.†	7,698	120,628
		529,078
Industrial Automated/Robotic — 0.3%
Nordson Corp.	3,600	196,236
Rockwell Automation, Inc.	6,073	484,018
		680,254
Instruments-Controls — 0.1%
Woodward, Inc.	4,300	184,169
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	3,600	99,576

Security Description	Shares	Value (Note 3)
Insurance Brokers — 1.4%
Aon PLC†	10,554	$517,779
Arthur J. Gallagher & Co.	3,527	126,055
Brown & Brown, Inc.	3,715	88,343
Marsh & McLennan Cos., Inc.	46,038	1,509,586
Willis Group Holdings PLC	18,828	658,603
		2,900,366
Insurance-Life/Health — 1.4%
Lincoln National Corp.	28,905	761,936
Principal Financial Group, Inc.	53,412	1,576,188
Protective Life Corp.	2,736	81,040
StanCorp Financial Group, Inc.	1,444	59,118
Torchmark Corp.	3,355	167,247
Unum Group	9,336	228,545
		2,874,074
Insurance-Multi-line — 1.6%
ACE, Ltd.	10,400	761,280
American Financial Group, Inc.	2,566	98,996
American National Insurance Co.	219	15,882
Assurant, Inc.	3,081	124,780
Cincinnati Financial Corp.	4,670	161,162
CNA Financial Corp.	851	24,960
Genworth Financial, Inc., Class A†	15,663	130,316
Hartford Financial Services Group, Inc.	38,384	809,135
Kemper Corp.	1,596	48,327
Old Republic International Corp.	8,278	87,333
XL Group PLC	46,326	1,004,811
		3,266,982
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	211	69,440
Arch Capital Group, Ltd.†	4,213	156,892
Fidelity National Financial, Inc., Class A	7,129	128,536
Hanover Insurance Group, Inc.	1,451	59,665
HCC Insurance Holdings, Inc.	3,400	105,978
Markel Corp.†	310	139,171
Mercury General Corp.	854	37,354
Progressive Corp.	19,815	459,312
White Mountains Insurance Group, Ltd.	219	109,877
WR Berkley Corp.	26,825	968,919
		2,235,144
Insurance-Reinsurance — 2.1%
Allied World Assurance Co. Holdings AG	1,211	83,159
Aspen Insurance Holdings, Ltd.	2,260	63,144
Axis Capital Holdings, Ltd.	4,132	137,059
Endurance Specialty Holdings, Ltd.	1,294	52,614
Everest Re Group, Ltd.	23,485	2,172,832
PartnerRe, Ltd.	24,184	1,641,852
Reinsurance Group of America, Inc.	2,360	140,349
RenaissanceRe Holdings, Ltd.	1,652	125,106
Validus Holdings, Ltd.	2,124	65,738
		4,481,853

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	232	$2,369
Internet Incubators — 0.0%
HomeAway, Inc.†	111	2,816
Investment Companies — 0.1%
Ares Capital Corp.	6,537	106,880
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	6,775	757,513
Ameriprise Financial, Inc.	24,793	1,416,424
Federated Investors, Inc., Class B	548	12,281
Invesco, Ltd.	57,025	1,520,857
Janus Capital Group, Inc.	5,945	52,970
Legg Mason, Inc.	4,463	124,651
		3,884,696
Leisure Products — 0.0%
WMS Industries, Inc.†	1,828	43,378
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,603	140,949
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	13,906	619,234
Lincoln Electric Holdings, Inc.	1,040	47,133
		666,367
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,499	78,728
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,234	80,889
Machinery-Farming — 0.1%
AGCO Corp.†	3,027	142,905
CNH Global NV†	845	33,546
		176,451
Machinery-General Industrial — 0.5%
Gardner Denver, Inc.	4,827	304,197
IDEX Corp.	16,051	676,229
		980,426
Machinery-Pumps — 0.1%
Flowserve Corp.	160	18,482
Xylem, Inc.	5,878	163,114
		181,596
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	1,178	19,555
Medical Instruments — 0.9%
Boston Scientific Corp.†	193,874	1,159,367
St. Jude Medical, Inc.	16,000	708,960
		1,868,327
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	412	25,194
Medical Products — 0.4%
CareFusion Corp.†	4,901	127,083
Cooper Cos., Inc.	1,078	88,083
Henry Schein, Inc.†	1,387	104,968
Hill-Rom Holdings, Inc.	190	6,348

Security Description	Shares	Value (Note 3)
Medical Products (continued)
Hospira, Inc.†	862	$32,230
Teleflex, Inc.	1,286	78,639
Zimmer Holdings, Inc.	5,721	367,746
		805,097
Medical-Biomedical/Gene — 0.6%
Bio-Rad Laboratories, Inc., Class A†	632	65,532
Life Technologies Corp.†	23,122	1,128,816
Vertex Pharmaceuticals, Inc.†	756	31,004
		1,225,352
Medical-Drugs — 0.1%
Forest Laboratories, Inc.†	8,530	295,906
Medical-Generic Drugs — 1.4%
Mylan, Inc.†	82,289	1,929,677
Par Pharmaceutical Cos., Inc.†	14,200	549,966
Watson Pharmaceuticals, Inc.†	7,930	531,786
		3,011,429
Medical-HMO — 1.5%
Aetna, Inc.	18,149	910,354
AMERIGROUP Corp.†	468	31,487
Cigna Corp.	28,615	1,409,289
Coventry Health Care, Inc.	4,733	168,353
Health Net, Inc.†	2,649	105,218
Humana, Inc.	5,377	497,265
		3,121,966
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	22,832	507,784
LifePoint Hospitals, Inc.†	1,538	60,659
Tenet Healthcare Corp.†	13,105	69,587
		638,030
Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	10,000	877,700
Metal Processors & Fabrication — 0.1%
Timken Co.	5,035	255,476
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	5,306	367,494
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	2,146	117,536
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	2,280	42,066
Networking Products — 0.7%
Anixter International, Inc.†	12,100	877,613
Polycom, Inc.†	31,703	604,576
		1,482,189
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,273	17,262
Non-Hazardous Waste Disposal — 0.9%
Covanta Holding Corp.	3,387	54,971
Republic Services, Inc.	56,501	1,726,671
Waste Connections, Inc.	450	14,638
		1,796,280

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	5,845	$102,755
Xerox Corp.	44,738	361,483
		464,238
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,201	96,446
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	1,291	57,953
Diamond Offshore Drilling, Inc.	1,160	77,430
Ensco PLC ADR	13,300	703,969
Helmerich & Payne, Inc.	222	11,977
Nabors Industries, Ltd.†	9,175	160,471
Patterson-UTI Energy, Inc.	4,386	75,834
Rowan Cos., Inc.†	14,198	467,540
Unit Corp.†	1,338	57,213
		1,612,387
Oil Companies-Exploration & Production — 2.2%
Cimarex Energy Co.	2,005	151,317
Cobalt International Energy, Inc.†	261	7,838
Denbury Resources, Inc.†	2,143	39,067
Energen Corp.	15,895	781,239
EQT Corp.	9,608	463,202
EXCO Resources, Inc.	400	2,652
Forest Oil Corp.†	780	9,454
Kosmos Energy, Ltd.†	168	2,224
Newfield Exploration Co.†	1,816	62,979
Noble Energy, Inc.	4,502	440,206
Pioneer Natural Resources Co.	10,534	1,175,489
Plains Exploration & Production Co.†	4,502	192,010
QEP Resources, Inc.	12,413	378,596
Quicksilver Resources, Inc.†	3,515	17,716
Range Resources Corp.	7,900	459,306
SM Energy Co.	390	27,600
Whiting Petroleum Corp.†	8,290	450,147
		4,661,042
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	5,231	294,348
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,057	108,671
Oil Refining & Marketing — 0.7%
Sunoco, Inc.	20,610	786,271
Tesoro Corp.†	4,590	123,196
Valero Energy Corp.	18,207	469,194
		1,378,661
Oil-Field Services — 1.0%
Halliburton Co.	12,900	428,151
Key Energy Services, Inc.†	38,885	600,773
Oil States International, Inc.†	260	20,296
SEACOR Holdings, Inc.†	692	66,280
Superior Energy Services, Inc.†	17,400	458,664
Weatherford International, Ltd.†	29,800	449,682
		2,023,846

Security Description	Shares	Value (Note 3)
Paper & Related Products — 0.7%
Domtar Corp.	1,164	$111,022
International Paper Co.	35,700	1,253,070
MeadWestvaco Corp.	5,418	171,155
		1,535,247
Pharmacy Services — 0.1%
Omnicare, Inc.	3,702	131,680
Physicians Practice Management — 0.1%
Mednax, Inc.†	2,365	175,885
Pipelines — 0.8%
El Paso Corp.	22,949	678,143
ONEOK, Inc.	3,164	258,372
Spectra Energy Corp.	20,750	654,663
		1,591,178
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,924	151,188
SunPower Corp.†	3,161	20,167
		171,355
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,996	74,290
Private Corrections — 0.0%
Corrections Corp. of America†	3,177	86,764
Private Equity — 0.1%
American Capital, Ltd.†	11,260	97,624
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,924	65,801
Publishing-Books — 0.0%
McGraw-Hill Cos., Inc.	1,722	83,465
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,677	117,688
Washington Post Co., Class B	159	59,398
		177,086
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	358	10,790
Quarrying — 0.1%
Vulcan Materials Co.	4,122	176,133
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,167	93,138
Real Estate Investment Trusts — 7.2%
Alexandria Real Estate Equities, Inc.	19,625	1,435,176
American Capital Agency Corp.	7,157	211,418
Annaly Capital Management, Inc.	30,366	480,390
Apartment Investment & Management Co., Class A	1,229	32,458
AvalonBay Communities, Inc.	9,777	1,381,979
Boston Properties, Inc.	832	87,352
Brandywine Realty Trust	4,321	49,605
BRE Properties, Inc.	2,383	120,461
Camden Property Trust	7,870	517,452
Chimera Investment Corp.	32,795	92,810
CommonWealth REIT	2,671	49,734
Corporate Office Properties Trust	1,555	36,092

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
DDR Corp.	6,898	$100,711
Douglas Emmett, Inc.	23,945	546,185
Duke Realty Corp.	8,066	115,666
Equity Residential	8,721	546,109
Essex Property Trust, Inc.	2,217	335,898
Federal Realty Investment Trust	485	46,943
General Growth Properties, Inc.	17,996	305,752
HCP, Inc.	12,964	511,559
Health Care REIT, Inc.	6,112	335,916
Hospitality Properties Trust	3,941	104,318
Host Hotels & Resorts, Inc.	83,775	1,375,585
Kimco Realty Corp.	49,629	955,855
Liberty Property Trust	25,447	908,967
Macerich Co.	2,683	154,943
Mack-Cali Realty Corp.	2,776	80,004
MFA Financial, Inc.	81,588	609,462
Piedmont Office Realty Trust, Inc.	5,516	97,909
Plum Creek Timber Co., Inc.	2,053	85,323
ProLogis, Inc.	14,652	527,765
Realty Income Corp.	4,253	164,719
Regency Centers Corp.	2,870	127,658
Rouse Properties, Inc.†	675	9,140
Senior Housing Properties Trust	5,193	114,506
SL Green Realty Corp.	2,839	220,164
Tanger Factory Outlet Centers	18,803	559,013
Taubman Centers, Inc.	1,784	130,143
UDR, Inc.	6,409	171,184
Ventas, Inc.	3,181	181,635
Vornado Realty Trust	5,235	440,787
Weingarten Realty Investors	3,855	101,888
Weyerhaeuser Co.	28,509	624,917
		15,085,551
Real Estate Management/Services — 0.4%
Jones Lang LaSalle, Inc.	9,317	776,199
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,383	68,637
Howard Hughes Corp.†	686	43,815
St. Joe Co.†	2,078	39,503
		151,955
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	653	16,913
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	392	19,447
American Eagle Outfitters, Inc.	6,222	106,956
Chico's FAS, Inc.	1,879	28,373
DSW, Inc., Class A	55	3,012
Foot Locker, Inc.	4,940	153,387
Gap, Inc.	11,289	295,094
Guess?, Inc.	17,000	531,250
PVH Corp.	15,760	1,407,841
Ross Stores, Inc.	8,075	469,158
Urban Outfitters, Inc.†	12,428	361,779
		3,376,297

Security Description	Shares	Value (Note 3)
Retail-Automobile — 0.1%
AutoNation, Inc.†	627	$21,512
CarMax, Inc.†	6,021	208,628
		230,140
Retail-Building Products — 0.0%
Orchard Supply Hardware Stores Corp., Class A†	55	1,136
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,511	98,520
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,416	222,971
RadioShack Corp.	3,186	19,817
		242,788
Retail-Discount — 0.0%
Big Lots, Inc.†	1,373	59,066
Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.	49,701	903,564
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,773	131,107
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,606	60,193
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,278	186,999
Sears Holdings Corp.†	1,235	81,819
		268,818
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	224	5,555
Retail-Office Supplies — 0.2%
Staples, Inc.	22,770	368,419
Retail-Pet Food & Supplies — 0.3%
PetSmart, Inc.	11,827	676,741
Retail-Regional Department Stores — 1.4%
Dillard's, Inc., Class A	994	62,642
Macy's, Inc.	70,841	2,814,513
		2,877,155
Retail-Restaurants — 0.1%
Brinker International, Inc.	200	5,510
Darden Restaurants, Inc.	3,300	168,828
Dunkin' Brands Group, Inc.	113	3,402
Wendy's Co.	9,549	47,841
		225,581
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	404	7,563
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,219	34,303
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,068	26,700
Capitol Federal Financial, Inc.	5,348	63,427
First Niagara Financial Group, Inc.	11,106	109,283
Hudson City Bancorp, Inc.	13,591	99,350
New York Community Bancorp, Inc.	13,964	194,239
People's United Financial, Inc.	9,774	129,408

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Savings & Loans/Thrifts (continued)
TFS Financial Corp.†	2,551	$24,235
Washington Federal, Inc.	3,547	59,661
		706,303
Schools — 0.0%
Career Education Corp.†	1,970	15,878
DeVry, Inc.	411	13,921
Education Management Corp.†	1,228	16,811
		46,610
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	12,300	496,920
Atmel Corp.†	935	9,219
Marvell Technology Group, Ltd.†	16,220	255,141
Maxim Integrated Products, Inc.	19,576	559,678
		1,320,958
Semiconductor Equipment — 0.6%
KLA-Tencor Corp.	1,217	66,229
Lam Research Corp.†	20,367	908,775
Novellus Systems, Inc.†	2,223	110,950
Teradyne, Inc.†	5,921	100,006
		1,185,960
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,557	62,654
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	1,922	94,543
Steel-Producers — 1.3%
AK Steel Holding Corp.	2,813	21,266
Carpenter Technology Corp.	7,300	381,279
Commercial Metals Co.	3,686	54,627
Nucor Corp.	10,091	433,409
Reliance Steel & Aluminum Co.	27,687	1,563,762
Schnitzer Steel Industries, Inc., Class A	504	20,107
Steel Dynamics, Inc.	1,882	27,364
United States Steel Corp.	4,590	134,808
		2,636,622
Telecom Services — 0.1%
Amdocs, Ltd.†	5,578	176,153
Clearwire Corp., Class A†	782	1,783
Level 3 Communications, Inc.†	4,334	111,514
tw telecom, Inc.†	698	15,468
		304,918
Telecommunication Equipment — 0.3%
Harris Corp.	2,768	124,782
Juniper Networks, Inc.†	15,491	354,434
Tellabs, Inc.	11,600	46,980
		526,196
Telephone-Integrated — 0.5%
CenturyLink, Inc.	17,200	664,780
Frontier Communications Corp.	31,776	132,506
Telephone & Data Systems, Inc.	3,139	72,668
Windstream Corp.	7,246	84,850
		954,804

Security Description	Shares	Value (Note 3)
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,813	$120,583
Theaters — 0.0%
Regal Entertainment Group, Class A	1,727	23,487
Therapeutics — 0.6%
Warner Chilcott PLC, Class A†	70,949	1,192,653
Tobacco — 0.3%
Lorillard, Inc.	4,310	558,059
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,522	92,797
Stanley Black & Decker, Inc.	5,368	413,121
		505,918
Toys — 0.1%
Mattel, Inc.	2,852	95,998
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,481	59,684
Transport-Marine — 0.5%
Alexander & Baldwin, Inc.	1,328	64,342
Gulfmark Offshore, Inc., Class A†	3,700	170,052
Kirby Corp.†	499	32,829
Teekay Corp.	1,332	46,287
Tidewater, Inc.	14,352	775,295
		1,088,805
Transport-Rail — 0.2%
Kansas City Southern	5,276	378,236
Transport-Services — 0.0%
Ryder System, Inc.	1,639	86,539
UTi Worldwide, Inc.	318	5,479
		92,018
Transport-Truck — 0.2%
Con-way, Inc.	1,601	52,209
Knight Transportation, Inc.	24,200	427,372
		479,581
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,759	64,036
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	5,330	439,618
Water — 0.1%
American Water Works Co., Inc.	5,599	190,534
Aqua America, Inc.	3,959	88,246
		278,780
Web Portals/ISP — 0.0%
AOL, Inc.†	3,108	58,959
Wire & Cable Products — 0.0%
General Cable Corp.†	801	23,293
Wireless Equipment — 0.2%
Motorola Mobility Holdings, Inc.†	8,326	326,712
X-Ray Equipment — 0.4%
Hologic, Inc.†	39,235	845,514
Total Common Stock (cost $176,464,401)		202,207,703

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
PREFERRED STOCK — 0.0%
Retail-Building Products — 0.0%
Orchard Supply Hardware, Series A† (cost $124)	55	$115
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Midcap Value Index Fund (cost $2,684,248)	56,900	2,738,597
Total Long-Term Investment Securities (cost $179,148,773)		204,946,415
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.07% due 06/14/12(3) (cost $59,991)	$60,000	59,992
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $2,372,002 and collateralized by $2,435,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.15%, due 02/22/17 and having an approximate value of $2,419,694	2,372,000	2,372,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $3,020,003 and collateralized by $3,010,000 of United States Treasury Notes, bearing interest at 1.50%, due 12/31/13 and having an approximate value of $3,082,893	3,020,000	3,020,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	611,000	611,000
Total Repurchase Agreements (cost $6,003,000)		6,003,000
TOTAL INVESTMENTS (cost $185,211,764)(2)	100.8%	211,009,407
Liabilities in excess of other assets	(0.8)	(1,766,978)
NET ASSETS	100.0%	$209,242,429

†  Non-income producing security

(1)  See Note 3 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  The security or portion thereof was pledged as collateral to cover variation margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	June 2012	$692,032	$694,610	$2,578

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Electric-Intergrated	$14,539,002	$—	$—	$14,539,002
Real Estate Investment Trusts	15,085,551	—	—	15,085,551
Other Industries*	172,583,150	—	—	172,583,150
Preferred Stock	115	—	—	115
Exchange Traded Funds	2,738,597	—	—	2,738,597
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,992	—	59,992
Repurchase Agreements	—	6,003,000	—	6,003,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	2,578	—	—	2,578
Total	$204,948,993	$6,062,992	$—	$211,011,985

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of 3/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(92)
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	92
Net purchases	—
Net sales	(0)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 3/31/2012	$—

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Rights
$—

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Banks-Commercial	7.0%
Real Estate Investment Trusts	5.7
Repurchase Agreements	2.9
Retail-Apparel/Shoe	2.7
Electronic Components-Semiconductors	2.4
Oil Companies-Exploration & Production	2.2
Auto/Truck Parts & Equipment-Original	2.0
Exchange-Traded Funds	1.9
Investment Management/Advisor Services	1.9
Machinery-General Industrial	1.7
Oil-Field Services	1.7
Insurance-Property/Casualty	1.6
Wireless Equipment	1.6
Diversified Manufacturing Operations	1.6
Electric-Integrated	1.5
Medical Products	1.4
Semiconductor Equipment	1.4
Electronic Components-Misc.	1.3
Footwear & Related Apparel	1.3
Finance-Investment Banker/Broker	1.3
Enterprise Software/Service	1.2
Gas-Distribution	1.2
Consumer Products-Misc.	1.2
Therapeutics	1.1
Computer Services	1.1
Metal Processors & Fabrication	1.1
Building & Construction-Misc.	1.1
Retail-Restaurants	1.1
Transport-Truck	1.1
Medical-Hospitals	1.0
Steel-Producers	1.0
Real Estate Management/Services	1.0
Medical-Biomedical/Gene	0.9
Advanced Materials	0.9
Commercial Services	0.9
Building & Construction Products-Misc.	0.9
Aerospace/Defense	0.9
Medical-Drugs	0.9
Home Furnishings	0.9
Auto-Truck Trailers	0.9
Human Resources	0.9
E-Commerce/Services	0.8
Medical Instruments	0.8
Oil Field Machinery & Equipment	0.8
Retail-Vitamins & Nutrition Supplements	0.8
Networking Products	0.8
Savings & Loans/Thrifts	0.8
Entertainment Software	0.8
Food-Retail	0.7
Commercial Services-Finance	0.7
Aerospace/Defense-Equipment	0.7
Semiconductor Components-Integrated Circuits	0.7
Computer Aided Design	0.7
Retail-Convenience Store	0.7
Rental Auto/Equipment	0.7
Chemicals-Diversified	0.7
Telecommunication Equipment	0.7
Transactional Software	0.6
Patient Monitoring Equipment	0.6
Computer Data Security	0.6
Distribution/Wholesale	0.6%
E-Commerce/Products	0.6
Transport-Marine	0.5
Circuit Boards	0.5
E-Marketing/Info	0.5
Chemicals-Plastics	0.5
Chemicals-Specialty	0.5
Building-Residential/Commercial	0.5
Apparel Manufacturers	0.4
Engineering/R&D Services	0.4
Transport-Rail	0.4
Miscellaneous Manufacturing	0.4
Medical Information Systems	0.4
Building-Heavy Construction	0.4
Internet Telephone	0.4
Food-Misc.	0.4
Tools-Hand Held	0.3
Auto-Heavy Duty Trucks	0.3
Paper & Related Products	0.3
Medical-HMO	0.3
Lasers-System/Components	0.3
Retail-Pawn Shops	0.3
Retail-Sporting Goods	0.3
Electronic Measurement Instruments	0.2
Computers-Integrated Systems	0.2
Communications Software	0.2
Food-Wholesale/Distribution	0.2
Electric Products-Misc.	0.2
Medical-Outpatient/Home Medical	0.2
Transport-Services	0.2
Rubber/Plastic Products	0.2
Industrial Automated/Robotic	0.2
Alternative Waste Technology	0.2
Non-Ferrous Metals	0.2
Rubber-Tires	0.2
Building Products-Cement	0.2
Retail-Leisure Products	0.2
Insurance-Life/Health	0.2
Data Processing/Management	0.2
Finance-Consumer Loans	0.2
Applications Software	0.2
Consulting Services	0.2
Retail-Automobile	0.2
Schools	0.2
Food-Canned	0.2
Auction Houses/Art Dealers	0.2
Wire & Cable Products	0.2
Leisure Products	0.2
Computers-Periphery Equipment	0.1
Hazardous Waste Disposal	0.1
Identification Systems	0.1
Garden Products	0.1
Coal	0.1
Retail-Video Rentals	0.1
Dental Supplies & Equipment	0.1
Instruments-Scientific	0.1
Computer Software	0.1
Environmental Consulting & Engineering	0.1
Batteries/Battery Systems	0.1
Internet Application Software	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Industry Allocation*
Research & Development	0.1%
Metal Products-Distribution	0.1
Diversified Operations/Commercial Services	0.1
Linen Supply & Related Items	0.1
Seismic Data Collection	0.1
Auto Repair Centers	0.1
Telephone-Integrated	0.1
Medical-Generic Drugs	0.1
Telecom Services	0.1
Internet Security	0.1
Airlines	0.1
Insurance-Reinsurance	0.1
Investment Companies	0.1
Casino Services	0.1
Metal-Aluminum	0.1
Instruments-Controls	0.1
Building-Maintance & Services	0.1
E-Services/Consulting	0.1
Private Corrections	0.1
Disposable Medical Products	0.1
Insurance-Multi-line	0.1
Audio/Video Products	0.1
Poultry	0.1
Power Converter/Supply Equipment	0.1
Telecom Equipment-Fiber Optics	0.1
Coffee	0.1
U.S. Government Treasuries	0.1
Firearms & Ammunition	0.1
Machinery-Electrical	0.1
Veterinary Diagnostics	0.1
Brewery	0.1
Medical-Nursing Homes	0.1
Agricultural Operations	0.1
Engines-Internal Combustion	0.1
Building Products-Doors & Windows	0.1
Physicians Practice Management	0.1
Machinery-Farming	0.1
Office Furnishings-Original	0.1
Diagnostic Kits	0.1
Retail-Auto Parts	0.1
Building Products-Air & Heating	0.1
Banks-Fiduciary	0.1
Storage/Warehousing	0.1
Resorts/Theme Parks	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 95.3%
Advanced Materials — 0.9%
Ceradyne, Inc.	2,041	$66,455
Hexcel Corp.†	47,068	1,130,103
STR Holdings, Inc.†	3,462	16,756
		1,213,314
Aerospace/Defense — 0.9%
Aerovironment, Inc.†	1,538	41,234
Cubic Corp.	1,330	62,882
National Presto Industries, Inc.	406	30,799
Spirit Aerosystems Holdings, Inc., Class A†	32,300	790,058
Teledyne Technologies, Inc.†	3,096	195,203
		1,120,176
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	3,398	62,014
BE Aerospace, Inc.†	9,104	423,063
Curtiss-Wright Corp.	3,938	145,745
GenCorp, Inc.†	4,959	35,209
Kaman Corp.	2,213	75,131
Moog, Inc., Class A†	3,814	163,582
Orbital Sciences Corp.†	4,972	65,382
		970,126
Agricultural Operations — 0.1%
Andersons, Inc.	1,550	75,470
Airlines — 0.1%
Allegiant Travel Co.†	1,271	69,269
SkyWest, Inc.	4,299	47,504
		116,773
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,789	74,756
Darling International, Inc.†	9,893	172,336
		247,092
Apparel Manufacturers — 0.4%
Hanesbrands, Inc.†	12,420	366,887
Maidenform Brands, Inc.†	1,982	44,615
Oxford Industries, Inc.	1,169	59,408
Quiksilver, Inc.†	10,327	41,721
True Religion Apparel, Inc.†	2,149	58,883
		571,514
Applications Software — 0.2%
Ebix, Inc.	2,684	62,161
EPIQ Systems, Inc.	2,705	32,731
Progress Software Corp.†	5,229	123,509
		218,401
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,312	9,479
Auction House/Art Dealers — 0.2%
Sotheby's	5,080	199,847
Audio/Video Products — 0.1%
DTS, Inc.†	1,395	42,157
Universal Electronics, Inc.†	1,245	24,875
VOXX International Corp.†	1,576	21,371
		88,403

Security Description	Shares	Value (Note 3)
Auto Repair Centers — 0.1%
Midas, Inc.†	1,215	$13,948
Monro Muffler Brake, Inc.	2,603	107,999
		121,947
Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	17,910	414,975
Auto-Truck Trailers — 0.9%
Wabash National Corp.†	107,300	1,110,555
Auto/Truck Parts & Equipment-Original — 2.0%
Dana Holding Corp.	71,800	1,112,900
Spartan Motors, Inc.	2,834	14,992
Superior Industries International, Inc.	16,694	326,201
Titan International, Inc.	34,950	826,567
WABCO Holdings, Inc.†	5,370	324,778
		2,605,438
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,642	29,129
Banks-Commercial — 7.0%
Bancorp, Inc.†	99,326	997,233
Bank of the Ozarks, Inc.	2,419	75,618
BBCN Bancorp, Inc.†	6,577	73,202
City Holding Co.	1,249	43,365
Columbia Banking System, Inc.	3,334	75,948
Community Bank System, Inc.	3,306	95,147
Cullen/Frost Bankers, Inc.	7,820	455,046
CVB Financial Corp.	7,403	86,911
East West Bancorp, Inc.	42,574	983,034
First BanCorp†	1,732	7,621
First Commonwealth Financial Corp.	8,858	54,211
First Financial Bancorp	4,915	85,029
First Financial Bankshares, Inc.	2,654	93,447
First Midwest Bancorp, Inc.	6,300	75,474
First Republic Bank†	8,840	291,190
First Security Group, Inc.†	5,465	16,450
FirstMerit Corp.	27,060	456,232
FNB Corp.	11,750	141,940
Glacier Bancorp, Inc.	6,066	90,626
Hanmi Financial Corp.†	2,656	26,879
Home Bancshares, Inc.	1,881	50,053
IBERIABANK Corp.	11,010	588,705
Independent Bank Corp.	1,812	52,059
National Penn Bancshares, Inc.	10,401	92,049
NBT Bancorp, Inc.	2,804	61,912
Old National Bancorp	7,984	104,910
PacWest Bancorp	2,828	68,720
Pinnacle Financial Partners, Inc.†	2,919	53,564
PrivateBancorp, Inc.	5,070	76,912
S&T Bancorp, Inc.	2,373	51,470
Signature Bank†	14,770	931,101
Simmons First National Corp., Class A	1,452	37,505
Sterling Bancorp	2,608	25,011
Susquehanna Bancshares, Inc.	15,768	155,788
SVB Financial Group†	13,720	882,745
Texas Capital Bancshares, Inc.†	3,186	110,299
Tompkins Financial Corp.	4,980	199,499

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Banks-Commercial (continued)
Trustco Bank Corp.	7,890	$45,052
UMB Financial Corp.	2,736	122,395
Umpqua Holdings Corp.	25,177	341,400
United Bankshares, Inc.	3,812	110,014
United Community Banks, Inc.†	1,603	15,629
Wilshire Bancorp, Inc.†	5,051	24,396
Wintrust Financial Corp.	19,141	685,056
		9,110,847
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	6,581	65,218
Batteries/Battery Systems — 0.1%
EnerSys†	4,027	139,536
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	717	76,568
Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	2,308	23,565
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.†	1,600	43,696
Gibraltar Industries, Inc.†	27,605	418,216
Louisiana-Pacific Corp.†	56,890	531,921
NCI Building Systems, Inc.†	1,721	19,809
Quanex Building Products Corp.	3,083	54,353
Simpson Manufacturing Co., Inc.	3,422	110,360
		1,178,355
Building & Construction-Misc. — 1.1%
Aegion Corp.†	3,318	59,160
Dycom Industries, Inc.†	58,342	1,362,869
		1,422,029
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,580	31,900
Comfort Systems USA, Inc.	3,156	34,432
		66,332
Building Products-Cement — 0.2%
Eagle Materials, Inc.	3,791	131,737
Headwaters, Inc.†	5,147	21,514
Texas Industries, Inc.	2,354	82,414
		235,665
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,364	30,614
Griffon Corp.	3,904	41,773
		72,387
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,649	56,858
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	2,770	79,610
Orion Marine Group, Inc.†	2,287	16,535
Tutor Perini Corp.†	27,180	423,464
		519,609
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,079	99,120

Security Description	Shares	Value (Note 3)
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,459	$24,098
Building-Residential/Commercial — 0.5%
M/I Homes, Inc.†	1,584	19,578
Meritage Homes Corp.†	2,374	64,241
Ryland Group, Inc.	15,288	294,753
Standard Pacific Corp.†	8,537	38,075
Toll Brothers, Inc.†	8,570	205,594
		622,241
Casino Hotels — 0.0%
Boyd Gaming Corp.†	4,601	36,072
Monarch Casino & Resort, Inc.†	966	9,950
		46,022
Casino Services — 0.1%
Multimedia Games Holding Co, Inc.†	2,285	25,044
Shuffle Master, Inc.†	4,635	81,576
		106,620
Chemicals-Diversified — 0.7%
Rockwood Holdings, Inc.†	17,100	891,765
Chemicals-Other — 0.0%
American Vanguard Corp.	1,961	42,534
Chemicals-Plastics — 0.5%
A. Schulman, Inc.	12,830	346,666
PolyOne Corp.	24,482	352,541
		699,207
Chemicals-Specialty — 0.5%
Balchem Corp.	2,464	74,536
Ferro Corp.†	25,300	150,282
H.B. Fuller Co.	4,148	136,179
Hawkins, Inc.	756	28,123
Kraton Performance Polymers, Inc.†	2,708	71,951
OM Group, Inc.†	2,727	75,020
Quaker Chemical Corp.	1,090	43,000
Stepan Co.	701	61,548
Zep, Inc.	1,852	26,669
		667,308
Circuit Boards — 0.5%
Park Electrochemical Corp.	21,775	658,258
TTM Technologies, Inc.†	4,322	49,660
		707,918
Coal — 0.1%
Cloud Peak Energy, Inc.†	5,138	81,849
SunCoke Energy, Inc.†	5,911	83,995
		165,844
Coffee — 0.1%
Peet's Coffee & Tea, Inc.†	1,108	81,660
Commercial Services — 0.9%
Arbitron, Inc.	2,304	85,202
Healthcare Services Group, Inc.	5,640	119,963
Live Nation Entertainment, Inc.†	12,278	115,413
Medifast, Inc.†	1,160	20,254
Steiner Leisure, Ltd.†	12,240	597,679

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Commercial Services (continued)
TeleTech Holdings, Inc.†	2,149	$34,599
TMS International Corp.†	19,460	235,466
		1,208,576
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	33,453	878,141
Heartland Payment Systems, Inc.	3,281	94,624
		972,765
Communications Software — 0.2%
Digi International, Inc.†	26,106	286,905
Computer Aided Design — 0.7%
Aspen Technology, Inc.†	45,468	933,458
Computer Data Security — 0.6%
Fortinet, Inc.†	27,200	752,080
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,060	45,594
Computer Services — 1.1%
CACI International, Inc., Class A†	2,234	139,156
CIBER, Inc.†	6,096	25,847
iGATE Corp.†	2,535	42,487
Insight Enterprises, Inc.†	3,707	81,294
j2 Global, Inc.	4,067	116,642
LivePerson, Inc.†	53,652	899,744
Manhattan Associates, Inc.†	1,734	82,417
SYKES Enterprises, Inc.†	3,310	52,298
Virtusa Corp.†	1,579	27,269
		1,467,154
Computer Software — 0.1%
Avid Technology, Inc.†	2,480	27,280
Blackbaud, Inc.	3,791	125,975
		153,255
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,237	11,121
Mercury Computer Systems, Inc.†	2,603	34,490
MTS Systems Corp.	1,335	70,875
NCI, Inc., Class A†	664	4,243
Netscout Systems, Inc.†	2,909	59,169
Radisys Corp.†	1,940	14,356
Stratasys, Inc.†	1,788	65,298
Super Micro Computer, Inc.†	2,333	40,734
		300,286
Computers-Periphery Equipment — 0.1%
Rimage Corp.	8,800	88,088
Synaptics, Inc.†	2,779	101,461
		189,549
Consulting Services — 0.2%
Forrester Research, Inc.	1,243	40,273
MAXIMUS, Inc.	2,846	115,747
Navigant Consulting, Inc.†	4,388	61,037
		217,057

Security Description	Shares	Value (Note 3)
Consumer Products-Misc. — 1.2%
Blyth, Inc.	437	$32,701
Central Garden and Pet Co., Class A†	35,446	341,345
Helen of Troy, Ltd.†	2,666	90,671
Jarden Corp.	22,450	903,163
Prestige Brands Holdings, Inc.†	4,254	74,360
WD-40 Co.	1,348	61,132
		1,503,372
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,365	21,417
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,728	185,058
CSG Systems International, Inc.†	2,859	43,285
		228,343
Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	1,207	36,826
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	5,824	160,451
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	5,942	25,372
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,480	67,442
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,709	33,566
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,030	50,635
Merit Medical Systems, Inc.†	3,542	43,991
		94,626
Distribution/Wholesale — 0.6%
Brightpoint, Inc.†	5,816	46,819
MWI Veterinary Supply, Inc.†	1,073	94,424
Pool Corp.	4,007	149,942
ScanSource, Inc.†	2,312	86,284
United Stationers, Inc.	11,255	349,242
		726,711
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	3,255	146,312
Actuant Corp., Class A	5,748	166,634
AZZ, Inc.	1,061	54,790
Barnes Group, Inc.	3,953	104,003
Crane Co.	18,600	902,100
EnPro Industries, Inc.†	1,736	71,350
Federal Signal Corp.†	5,246	29,168
Koppers Holdings, Inc.	10,308	397,476
LSB Industries, Inc.†	1,562	60,793
Lydall, Inc.†	1,447	14,745
Standex International Corp.	1,067	43,950
Tredegar Corp.	1,974	38,671
		2,029,992
Diversified Minerals — 0.0%
AMCOL International Corp.	2,123	62,607

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,615	$101,228
Viad Corp.	1,697	32,973
		134,201
E-Commerce/Products — 0.6%
Blue Nile, Inc.†	1,172	38,653
MercadoLibre, Inc.	6,413	627,127
Nutrisystem, Inc.	2,292	25,739
Stamps.com, Inc.†	1,063	29,636
		721,155
E-Commerce/Services — 0.8%
IAC/InterActiveCorp.	21,700	1,065,253
United Online, Inc.	7,604	37,184
		1,102,437
E-Marketing/Info — 0.5%
comScore, Inc.†	2,861	61,197
Digital River, Inc.†	3,001	56,149
ExactTarget, Inc.†	19,100	496,600
Liquidity Services, Inc.†	1,965	88,032
		701,978
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,637	31,670
Websense, Inc.†	3,179	67,045
		98,715
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	13,360	159,518
Littelfuse, Inc.	1,818	113,989
		273,507
Electric-Integrated — 1.5%
ALLETE, Inc.	2,786	115,591
Avista Corp.	4,939	126,340
Central Vermont Public Service Corp.	1,133	39,882
CH Energy Group, Inc.	1,257	83,880
Cleco Corp.	5,440	215,696
El Paso Electric Co.	3,370	109,491
MGE Energy, Inc.	6,890	305,847
NorthWestern Corp.	3,062	108,578
Portland General Electric Co.	12,440	310,751
UIL Holdings Corp.	4,263	148,182
UniSource Energy Corp.	10,841	396,455
		1,960,693
Electronic Components-Misc. — 1.3%
AVX Corp.	40,020	530,665
Bel Fuse, Inc., Class B	6,537	115,509
Benchmark Electronics, Inc.†	4,872	80,339
CTS Corp.	2,884	30,340
Daktronics, Inc.	3,109	27,639
Methode Electronics, Inc.	3,122	28,972
OSI Systems, Inc.†	1,668	102,248
Plexus Corp.†	2,936	102,731
Pulse Electronics Corp.	3,481	8,737
Rogers Corp.†	1,369	53,049
Zagg, Inc.†	62,646	665,927
		1,746,156

Security Description	Shares	Value (Note 3)
Electronic Components-Semiconductors — 2.4%
Ceva, Inc.†	1,985	$45,079
Diodes, Inc.†	3,106	71,997
DSP Group, Inc.†	1,942	12,934
Entropic Communications, Inc.†	7,356	42,885
GT Advanced Technologies, Inc.†	10,100	83,527
Kopin Corp.†	5,722	23,289
Microsemi Corp.†	7,377	158,163
Monolithic Power Systems, Inc.†	2,511	49,391
ON Semiconductor Corp.†	174,170	1,569,272
Rubicon Technology, Inc.†	1,466	15,290
Skyworks Solutions, Inc.†	33,400	923,510
Supertex, Inc.†	1,017	18,377
Volterra Semiconductor Corp.†	2,115	72,788
		3,086,502
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,031	69,634
Badger Meter, Inc.	1,275	43,337
ESCO Technologies, Inc.	2,251	82,769
FARO Technologies, Inc.†	1,415	82,537
Measurement Specialties, Inc.†	1,272	42,867
		321,144
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	748	50,153
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.	18,638	516,645
Exponent, Inc.†	1,124	54,537
		571,182
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,198	75,270
Enterprise Software/Service — 1.2%
Ariba, Inc.†	30,765	1,006,323
JDA Software Group, Inc.†	3,589	98,626
MicroStrategy, Inc., Class A†	682	95,480
Omnicell, Inc.†	2,802	42,618
Opnet Technologies, Inc.	1,256	36,424
SYNNEX Corp.†	2,188	83,450
Taleo Corp., Class A†	3,529	162,087
Tyler Technologies, Inc.†	2,075	79,701
		1,604,709
Entertainment Software — 0.8%
Take-Two Interactive Software, Inc.†	63,855	982,409
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,325	140,367
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,841	41,515
Portfolio Recovery Associates, Inc.†	1,446	103,707
World Acceptance Corp.†	1,250	76,562
		221,784
Finance-Investment Banker/Broker — 1.3%
Greenhill & Co., Inc.	7,420	323,809
Interactive Brokers Group, Inc., Class A	3,268	55,556
Investment Technology Group, Inc.†	3,298	39,444
Piper Jaffray Cos.†	1,328	35,351

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
Raymond James Financial, Inc.	13,820	$504,845
Stifel Financial Corp.†	18,485	699,472
SWS Group, Inc.	2,475	14,157
		1,672,634
Finance-Other Services — 0.0%
Higher One Holdings, Inc.†	2,625	39,244
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,612	79,149
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	771	20,308
TreeHouse Foods, Inc.†	3,030	180,285
		200,593
Food-Misc. — 0.4%
B&G Foods, Inc.	4,080	91,841
Cal-Maine Foods, Inc.	1,208	46,218
Diamond Foods, Inc.	1,860	42,445
Hain Celestial Group, Inc.†	3,741	163,893
J&J Snack Foods Corp.	1,220	64,001
Snyders-Lance, Inc.	3,949	102,082
		510,480
Food-Retail — 0.7%
Fresh Market, Inc.†	13,900	666,505
Weis Markets, Inc.	7,050	307,380
		973,885
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,059	28,360
Nash Finch Co.	1,030	29,273
Spartan Stores, Inc.	1,929	34,953
United Natural Foods, Inc.†	4,112	191,866
		284,452
Footwear & Related Apparel — 1.3%
Crocs, Inc.†	44,677	934,643
Iconix Brand Group, Inc.†	6,117	106,313
Skechers U.S.A., Inc., Class A†	3,120	39,686
Steven Madden, Ltd.†	11,421	488,248
Wolverine World Wide, Inc.	4,104	152,587
		1,721,477
Forestry — 0.0%
Deltic Timber Corp.	913	57,784
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	5,242	60,335
Garden Products — 0.1%
Toro Co.	2,536	180,335
Gas-Distribution — 1.2%
Laclede Group, Inc.	5,337	208,250
New Jersey Resources Corp.	8,333	371,402
Northwest Natural Gas Co.	7,925	359,795
Piedmont Natural Gas Co., Inc.	6,102	189,589
South Jersey Industries, Inc.	2,551	127,652
Southwest Gas Corp.	3,888	166,173
WGL Holdings, Inc.	3,070	124,949
		1,547,810

Security Description	Shares	Value (Note 3)
Golf — 0.0%
Callaway Golf Co.	5,484	$37,072
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	38,477	188,537
Health Care Cost Containment — 0.0%
Corvel Corp.†	536	21,381
Home Furnishings — 0.9%
Ethan Allen Interiors, Inc.	2,190	55,451
La-Z-Boy, Inc.†	4,363	65,270
Select Comfort Corp.†	4,762	154,241
Tempur-Pedic International, Inc.†	9,900	835,857
		1,110,819
Hotel/Motels — 0.0%
Marcus Corp.	1,677	21,046
Human Resources — 0.9%
AMN Healthcare Services, Inc.†	3,412	20,677
CDI Corp.	1,294	23,201
Cross Country Healthcare, Inc.†	23,465	117,560
Heidrick & Struggles International, Inc.	1,505	33,155
Hudson Highland Group, Inc.†	19,730	106,147
Insperity, Inc.	1,889	57,879
Kelly Services, Inc., Class A	2,397	38,328
Korn/Ferry International†	6,590	110,383
On Assignment, Inc.†	3,109	54,314
Resources Connection, Inc.	3,638	51,114
TrueBlue, Inc.†	27,761	496,367
		1,109,125
Identification Systems — 0.1%
Brady Corp., Class A	4,425	143,149
Checkpoint Systems, Inc.†	3,399	38,340
		181,489
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,578	151,564
Intermec, Inc.†	4,340	33,548
iRobot Corp.†	2,305	62,835
		247,947
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,468	100,571
Instruments-Scientific — 0.1%
FEI Co.†	3,195	156,906
Insurance Brokers — 0.0%
eHealth, Inc.†	1,691	27,580
Insurance-Life/Health — 0.2%
Delphi Financial Group, Inc., Class A	4,656	208,449
Presidential Life Corp.	1,796	20,528
		228,977
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	3,360	59,203
United Fire Group, Inc.	1,742	31,165
		90,368

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Insurance-Property/Casualty — 1.6%
AMERISAFE, Inc.†	1,535	$37,976
Arch Capital Group, Ltd.†	14,320	533,277
EMC Insurance Group, Inc.	10,300	206,927
Employers Holdings, Inc.	2,749	48,685
Infinity Property & Casualty Corp.	995	52,068
Meadowbrook Insurance Group, Inc.	66,166	617,329
Navigators Group, Inc.†	907	42,847
ProAssurance Corp.	2,577	227,060
RLI Corp.	1,413	101,227
Safety Insurance Group, Inc.	1,281	53,341
Selective Insurance Group, Inc.	4,617	81,305
Stewart Information Services Corp.	1,628	23,134
Tower Group, Inc.	3,308	74,198
		2,099,374
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	3,430	113,773
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	3,538	107,060
eResearchTechnology, Inc.†	3,696	28,903
		135,963
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,537	10,221
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,307	21,663
Internet Security — 0.1%
Sourcefire, Inc.†	2,457	118,255
Internet Telephone — 0.4%
BroadSoft, Inc.†	13,400	512,550
Investment Companies — 0.1%
Prospect Capital Corp.	10,277	112,841
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	15,046	1,682,293
Calamos Asset Management, Inc., Class A	1,698	22,261
Cohen & Steers, Inc.	6,320	201,608
Financial Engines, Inc.†	3,337	74,615
National Financial Partners Corp.†	3,398	51,446
Virtus Investment Partners, Inc.†	650	55,757
Waddell & Reed Financial, Inc., Class A	10,140	328,638
		2,416,618
Lasers-System/Components — 0.3%
Cymer, Inc.†	2,599	129,950
Electro Scientific Industries, Inc.	2,047	30,726
II-VI, Inc.†	4,610	109,027
Newport Corp.†	3,170	56,172
Rofin-Sinar Technologies, Inc.†	2,406	63,446
		389,321
Leisure Products — 0.2%
Brunswick Corp.	7,523	193,717

Security Description	Shares	Value (Note 3)
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,589	$54,344
UniFirst Corp.	1,292	79,522
		133,866
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,686	61,505
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,595	78,267
Machinery-Farming — 0.1%
Lindsay Corp.	1,071	70,975
Machinery-General Industrial — 1.7%
Albany International Corp., Class A	12,996	298,258
Altra Holdings, Inc.†	21,870	419,904
Applied Industrial Technologies, Inc.	3,542	145,682
Chart Industries, Inc.†	11,900	872,627
Gardner Denver, Inc.	3,140	197,883
Intevac, Inc.†	1,962	16,677
Robbins & Myers, Inc.	3,836	199,664
Tennant Co.	1,591	70,004
		2,220,699
Machinery-Material Handling — 0.0%
Cascade Corp.	729	36,537
Medical Information Systems — 0.4%
Computer Programs & Systems, Inc.	925	52,281
Medidata Solutions, Inc.†	1,860	49,551
MModal, Inc.†	27,420	289,281
Quality Systems, Inc.	3,333	145,752
		536,865
Medical Instruments — 0.8%
Abaxis, Inc.†	1,829	53,279
CONMED Corp.	2,362	70,553
CryoLife, Inc.†	2,337	12,316
Integra LifeSciences Holdings Corp.†	1,678	58,210
Kensey Nash Corp.	658	19,253
Natus Medical, Inc.†	2,479	29,575
NuVasive, Inc.†	3,598	60,590
SurModics, Inc.†	1,228	18,874
Symmetry Medical, Inc.†	3,063	21,655
Volcano Corp.†	26,290	745,322
		1,089,627
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,098	49,324
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,651	15,420
Medical Products — 1.4%
Cantel Medical Corp.	1,707	42,816
Cyberonics, Inc.†	2,090	79,692
Greatbatch, Inc.†	1,976	48,451
Haemonetics Corp.†	2,120	147,722
Hanger Orthopedic Group, Inc.†	2,871	62,760
Invacare Corp.	2,684	44,474
PSS World Medical, Inc.†	4,325	109,595
Sirona Dental Systems, Inc.†	20,500	1,056,570

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Medical Products (continued)
West Pharmaceutical Services, Inc.	2,849	$121,168
Zoll Medical Corp.†	1,873	173,496
		1,886,744
Medical-Biomedical/Gene — 0.9%
Arqule, Inc.†	4,550	31,895
Cambrex Corp.†	2,495	17,440
Cubist Pharmaceuticals, Inc.†	23,009	995,139
Emergent Biosolutions, Inc.†	2,092	33,472
Enzo Biochem, Inc.†	2,832	7,618
Medicines Co.†	4,583	91,981
Momenta Pharmaceuticals, Inc.†	3,724	57,052
		1,234,597
Medical-Drugs — 0.9%
Akorn, Inc.†	5,679	66,444
Hi-Tech Pharmacal Co., Inc.†	877	31,511
PharMerica Corp.†	2,483	30,864
Salix Pharmaceuticals, Ltd.†	5,012	263,130
Savient Pharmaceuticals, Inc.†	6,053	13,195
ViroPharma, Inc.†	23,565	708,600
		1,113,744
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,084	119,443
Medical-HMO — 0.3%
Centene Corp.†	4,295	210,326
Magellan Health Services, Inc.†	2,293	111,922
Molina Healthcare, Inc.†	2,397	80,611
		402,859
Medical-Hospitals — 1.0%
LifePoint Hospitals, Inc.†	13,640	537,962
Select Medical Holdings Corp.†	17,990	138,343
Universal Health Services, Inc., Class B	15,500	649,605
		1,325,910
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,396	37,915
Kindred Healthcare, Inc.†	4,396	37,982
		75,897
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	946	82,539
Almost Family, Inc.†	695	18,077
Amedisys, Inc.†	2,531	36,598
Amsurg Corp.†	2,657	74,343
Gentiva Health Services, Inc.†	2,596	22,689
LHC Group, Inc.†	1,333	24,700
		258,946
Metal Processors & Fabrication — 1.1%
CIRCOR International, Inc.	1,457	48,474
Haynes International, Inc.	2,109	133,605
Kaydon Corp.	2,695	68,750
Mueller Industries, Inc.	3,226	146,622
RBC Bearings, Inc.†	9,083	418,999

Security Description	Shares	Value (Note 3)
Metal Processors & Fabrication (continued)
Rexnord Corp.†	16,500	$348,150
RTI International Metals, Inc.†	11,857	273,422
		1,438,022
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,399	17,697
Lawson Products, Inc.	318	4,805
Olympic Steel, Inc.	4,663	111,912
		134,414
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,571	40,591
Kaiser Aluminum Corp.	1,332	62,950
		103,541
Miscellaneous Manufacturing — 0.4%
Aptargroup, Inc.	6,480	354,910
Hillenbrand, Inc.	5,269	120,924
John Bean Technologies Corp.	2,417	39,155
Movado Group, Inc.	1,470	36,088
		551,077
Multimedia — 0.0%
EW Scripps Co., Class A†	2,614	25,800
Networking Products — 0.8%
Anixter International, Inc.†	2,342	169,865
Black Box Corp.	9,254	236,070
LogMeIn, Inc.†	1,803	63,520
NETGEAR, Inc.†	14,511	554,320
		1,023,775
Non-Ferrous Metals — 0.2%
Horsehead Holding Corp.†	16,510	188,049
Materion Corp.†	1,722	49,473
		237,522
Office Furnishings-Original — 0.1%
Interface, Inc., Class A	4,856	67,741
Office Supplies & Forms — 0.0%
Standard Register Co.	1,030	1,288
Oil Companies-Exploration & Production — 2.2%
Approach Resources, Inc.†	2,244	82,916
Bill Barrett Corp.†	13,640	354,776
Carrizo Oil & Gas, Inc.†	14,550	411,183
Comstock Resources, Inc.†	4,059	64,254
Contango Oil & Gas Co.†	1,075	63,328
GeoResources, Inc.†	1,683	55,101
Gulfport Energy Corp.†	23,600	687,232
Penn Virginia Corp.	3,856	17,545
Petroleum Development Corp.†	1,993	73,920
Petroquest Energy, Inc.†	4,811	29,540
Rex Energy Corp.†	13,261	141,627
Stone Energy Corp.†	4,123	117,877
Swift Energy Co.†	3,588	104,160
Triangle Petroleum Corp.†	103,181	711,949
		2,915,408

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 0.8%
Dril-Quip, Inc.†	5,900	$383,618
Gulf Island Fabrication, Inc.	9,763	285,763
Lufkin Industries, Inc.	2,800	225,820
Natural Gas Services Group, Inc.†	14,680	193,776
		1,088,977
Oil-Field Services — 1.7%
Basic Energy Services, Inc.†	2,481	43,045
Cal Dive International, Inc.†	70,150	231,495
Exterran Holdings, Inc.†	5,279	69,630
Hornbeck Offshore Services, Inc.†	2,953	124,115
Matrix Service Co.†	43,799	613,624
Pioneer Drilling Co.†	5,187	45,646
SEACOR Holdings, Inc.†	1,767	169,243
Superior Energy Services, Inc.†	23,700	624,732
TETRA Technologies, Inc.†	25,728	242,358
		2,163,888
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	3,318	112,713
Clearwater Paper Corp.†	1,926	63,962
KapStone Paper and Packaging Corp.†	3,288	64,774
Neenah Paper, Inc.	1,268	37,710
Schweitzer-Mauduit International, Inc.	1,346	92,955
Wausau Paper Corp.	4,158	39,002
		411,116
Patient Monitoring Equipment — 0.6%
Insulet Corp.†	41,333	791,114
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,809	20,674
IPC The Hospitalist Co., Inc.†	1,394	51,453
		72,127
Poultry — 0.1%
Sanderson Farms, Inc.	1,595	84,583
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,401	44,621
Powell Industries, Inc.†	753	25,790
Vicor Corp.	1,657	13,256
		83,667
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	743	33,621
Private Corrections — 0.1%
Geo Group, Inc.†	5,160	98,092
Protection/Safety — 0.0%
Landauer, Inc.	796	42,204
Publishing-Newspapers — 0.0%
Dolan Co.†	2,545	23,185
Real Estate Investment Trusts — 5.7%
Acadia Realty Trust	3,607	81,302
BioMed Realty Trust, Inc.	41,628	790,099
Campus Crest Communities, Inc.	33,900	395,274
Cedar Realty Trust, Inc.	4,794	24,545
Cogdell Spencer, Inc.	33,840	143,482
Colonial Properties Trust	7,411	161,041

Security Description	Shares	Value (Note 3)
Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	5,880	$136,475
Cousins Properties, Inc.	39,267	297,644
DiamondRock Hospitality Co.	14,163	145,737
EastGroup Properties, Inc.	9,370	470,561
Entertainment Properties Trust	3,935	182,505
Extra Space Storage, Inc.	7,997	230,234
Franklin Street Properties Corp.	6,086	64,512
Getty Realty Corp.	2,281	35,538
Healthcare Realty Trust, Inc.	6,574	144,628
Hersha Hospitality Trust	43,800	239,148
Inland Real Estate Corp.	6,533	57,948
Kilroy Realty Corp.	5,764	268,660
Kite Realty Group Trust	5,366	28,279
LaSalle Hotel Properties	22,652	637,427
Lexington Realty Trust	11,403	102,513
LTC Properties, Inc.	2,564	82,048
Medical Properties Trust, Inc.	11,410	105,885
Mid-America Apartment Communities, Inc.	10,762	721,377
Parkway Properties, Inc.	1,855	19,440
Pebblebrook Hotel Trust	40,130	906,135
Pennsylvania Real Estate Investment Trust	4,680	71,464
Post Properties, Inc.	4,490	210,401
PS Business Parks, Inc.	1,567	102,701
Saul Centers, Inc.	992	40,037
Senior Housing Properties Trust	4,230	93,271
Sovran Self Storage, Inc.	2,443	121,735
Tanger Factory Outlet Centers	7,657	227,643
Universal Health Realty Income Trust	1,068	42,325
Urstadt Biddle Properties, Inc., Class A	1,961	38,710
Washington Real Estate Investment Trust	2,950	87,615
		7,508,339
Real Estate Management/Services — 1.0%
CBRE Group, Inc., Class A†	20,600	411,176
HFF, Inc., Class A†	34,563	569,253
Jones Lang LaSalle, Inc.	3,950	329,074
		1,309,503
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	2,923	44,985
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,067	45,700
Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	20,800	892,112
Research & Development — 0.1%
PAREXEL International Corp.†	5,019	135,362
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	2,274	64,832
Retail-Apparel/Shoe — 2.7%
ANN, Inc.†	38,230	1,094,907
Brown Shoe Co., Inc.	3,541	32,683
Buckle, Inc.	2,253	107,919
Cato Corp., Class A	10,519	290,745

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Retail-Apparel/Shoe (continued)
Children's Place Retail Stores, Inc.†	14,358	$741,878
Christopher & Banks Corp.	3,037	5,649
Finish Line, Inc., Class A	23,043	488,972
Genesco, Inc.†	2,043	146,381
Guess?, Inc.	5,950	185,938
Hot Topic, Inc.	3,563	36,164
Jos. A. Bank Clothiers, Inc.†	2,347	118,312
Liz Claiborne, Inc.†	8,516	113,774
Men's Wearhouse, Inc.	4,324	167,642
rue21, Inc.†	1,321	38,758
Stein Mart, Inc.†	2,273	15,002
		3,584,724
Retail-Auto Parts — 0.1%
PEP Boys-Manny Moe & Jack	4,449	66,379
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.	1,916	107,622
Lithia Motors, Inc., Class A	1,820	47,684
Sonic Automotive, Inc., Class A	2,931	52,494
		207,800
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,363	59,335
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	7,488	8,686
Retail-Convenience Store — 0.7%
Casey's General Stores, Inc.	3,210	178,027
Pantry, Inc.†	56,042	729,106
		907,133
Retail-Discount — 0.0%
Fred's, Inc., Class A	3,124	45,641
Tuesday Morning Corp.†	3,527	13,544
		59,185
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,611	17,882
Kirkland's, Inc.†	1,378	22,296
		40,178
Retail-Jewelry — 0.0%
Zale Corp.†	2,199	6,795
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	28,406	233,781
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	7,268	41,573
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	2,476	118,675
EZCORP, Inc., Class A†	3,697	119,986
First Cash Financial Services, Inc.†	2,486	106,624
		345,285
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,657	20,514
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	2,567	41,688

Security Description	Shares	Value (Note 3)
Retail-Restaurants — 1.1%
Biglari Holdings, Inc.†	121	$48,745
BJ's Restaurants, Inc.†	2,048	103,117
Buffalo Wild Wings, Inc.†	1,550	140,569
CEC Entertainment, Inc.	1,532	58,078
Cracker Barrel Old Country Store, Inc.	1,939	108,196
DineEquity, Inc.†	1,313	65,125
Jack in the Box, Inc.†	3,720	89,168
O'Charley's, Inc.†	1,575	15,498
Papa John's International, Inc.†	1,554	58,523
PF Chang's China Bistro, Inc.	12,334	487,440
Red Robin Gourmet Burgers, Inc.†	935	34,773
Ruby Tuesday, Inc.†	5,283	48,234
Ruth's Hospitality Group, Inc.†	2,971	22,550
Sonic Corp.†	5,107	39,222
Texas Roadhouse, Inc.	5,025	83,616
		1,402,854
Retail-Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.	1,835	14,386
Cabela's, Inc.†	3,602	137,416
Hibbett Sports, Inc.†	2,232	121,756
Zumiez, Inc.†	1,838	66,370
		339,928
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,560	162,688
Retail-Vitamins & Nutrition Supplements — 0.8%
GNC Holdings, Inc., Class A	27,400	955,986
Vitamin Shoppe, Inc.†	2,464	108,933
		1,064,919
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	15,580	237,128
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	17,361	256,075
Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	3,907	15,784
BankUnited, Inc.	8,960	224,000
Brookline Bancorp, Inc.	5,922	55,489
Dime Community Bancshares, Inc.	2,369	34,611
Northwest Bancshares, Inc.	8,225	104,458
Oritani Financial Corp.	3,836	56,312
People's United Financial, Inc.	19,240	254,738
Provident Financial Services, Inc.	4,533	65,865
ViewPoint Financial Group	2,842	43,710
Westfield Financial, Inc.	20,500	162,155
		1,017,122
Schools — 0.2%
American Public Education, Inc.†	1,507	57,266
Capella Education Co.†	1,156	41,558
Career Education Corp.†	4,501	36,278
Corinthian Colleges, Inc.†	7,160	29,642
Lincoln Educational Services Corp.	1,908	15,092
Universal Technical Institute, Inc.	1,813	23,914
		203,750

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	10,761	$69,409
OYO Geospace Corp.†	537	56,562
		125,971
Semiconductor Components-Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	5,406	128,663
Exar Corp.†	46,937	394,271
Hittite Microwave Corp.†	2,276	123,609
Micrel, Inc.	4,161	42,692
Pericom Semiconductor Corp.†	2,034	16,455
Power Integrations, Inc.	2,385	88,531
Sigma Designs, Inc.†	2,718	14,079
Standard Microsystems Corp.†	1,875	48,506
TriQuint Semiconductor, Inc.†	14,022	96,682
		953,488
Semiconductor Equipment — 1.4%
ATMI, Inc.†	2,676	62,351
Brooks Automation, Inc.	5,588	68,900
Cabot Microelectronics Corp.	1,923	74,766
Cohu, Inc.	2,054	23,354
Kulicke & Soffa Industries, Inc.†	6,218	77,290
MKS Instruments, Inc.	4,429	130,788
Nanometrics, Inc.†	1,447	26,784
Rudolph Technologies, Inc.†	2,692	29,908
Teradyne, Inc.†	57,820	976,580
Tessera Technologies, Inc.†	4,373	75,434
Ultratech, Inc.†	2,202	63,814
Veeco Instruments, Inc.†	7,130	203,918
		1,813,887
Steel-Producers — 1.0%
AK Steel Holding Corp.	9,331	70,542
Carpenter Technology Corp.	23,795	1,242,813
		1,313,355
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	3,077	64,986
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	9,876	54,022
Oplink Communications, Inc.†	1,621	27,719
		81,741
Telecom Services — 0.1%
Cbeyond, Inc.†	2,590	20,720
Lumos Networks Corp.	1,246	13,407
Neutral Tandem, Inc.†	2,654	32,352
NTELOS Holdings Corp.	1,263	26,144
USA Mobility, Inc.	1,865	25,980
		118,603
Telecommunication Equipment — 0.7%
Arris Group, Inc.†	9,707	109,689
Comtech Telecommunications Corp.	1,716	55,907
Plantronics, Inc.	16,840	677,979
Symmetricom, Inc.†	3,530	20,368
		863,943

Security Description	Shares	Value (Note 3)
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	780	$28,361
Cincinnati Bell, Inc.†	16,581	66,656
General Communication, Inc., Class A†	2,924	25,497
		120,514
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,023	19,099
Therapeutics — 1.1%
BioMarin Pharmaceutical, Inc.†	22,400	767,200
Questcor Pharmaceuticals, Inc.†	19,464	732,236
		1,499,436
Tobacco — 0.0%
Alliance One International, Inc.†	7,369	27,781
Tools-Hand Held — 0.3%
Snap-on, Inc.	7,010	427,400
Toys — 0.0%
Jakks Pacific, Inc.	2,173	37,919
Transactional Software — 0.6%
Bottomline Technologies, Inc.†	3,056	85,385
Synchronoss Technologies, Inc.†	2,274	72,586
VeriFone Systems, Inc.†	13,217	685,566
		843,537
Transport-Marine — 0.5%
Diana Shipping, Inc.†	20,370	182,311
Kirby Corp.†	3,110	204,607
Overseas Shipholding Group, Inc.	2,208	27,887
Tidewater, Inc.	5,530	298,731
		713,536
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	10,370	565,995
Transport-Services — 0.2%
Bristow Group, Inc.	3,009	143,620
Hub Group, Inc., Class A†	3,184	114,719
		258,339
Transport-Truck — 1.1%
Arkansas Best Corp.	2,146	40,366
Forward Air Corp.	2,420	88,741
Heartland Express, Inc.	4,814	69,611
Knight Transportation, Inc.	4,965	87,682
Landstar System, Inc.	5,920	341,702
Old Dominion Freight Line, Inc.†	16,103	767,630
		1,395,732
Travel Services — 0.0%
Interval Leisure Group, Inc.	3,354	58,360
Veterinary Diagnostics — 0.1%
Neogen Corp.†	1,984	77,515
Water — 0.0%
American States Water Co.	1,580	57,101
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	3,326	42,606

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares/ Principal Amount	Value (Note 3)
COMMON STOCK (continued)
Wire & Cable Products — 0.2%
Belden, Inc.	3,877	$146,977
Encore Wire Corp.	1,620	48,163
		195,140
Wireless Equipment — 1.6%
Aruba Networks, Inc.†	32,587	726,038
InterDigital, Inc.	6,010	209,509
Novatel Wireless, Inc.†	2,723	9,122
SBA Communications Corp., Class A†	18,400	934,904
ViaSat, Inc.†	3,613	174,183
		2,053,756
Total Common Stock (cost $100,327,948)		124,658,483
EXCHANGE-TRADED FUNDS — 1.9%
iShares Nasdaq Biotechnology Index Fund	3,070	378,531
iShares Russell 2000 Value Index Fund	22,220	1,621,394
iShares S&P SmallCap 600 Index Fund	6,000	457,860
Total Exchange-Traded Funds (cost $2,253,398)		2,457,785
Total Long-Term Investment Securities (cost $102,581,346)		127,116,268
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 06/14/12(1) (cost $79,989)	$80,000	79,990
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $796,001 and collateralized by $815,000 of Federal Home Loan Bank Notes bearing interest at 0.28% due 08/02/13 and having an approximate value of $815,690.	796,000	796,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	3,058,000	3,058,000
Total Repurchase Agreements (cost $3,854,000)		3,854,000
TOTAL INVESTMENTS (cost $106,515,335)(3)	100.2%	131,050,258
Liabilities in excess of other assets	(0.2)	(270,912)
NET ASSETS	100.0%	$130,779,346

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 3 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
7	Long	Russell 2000 Mini Index	June 2012	$573,523	$579,390	$5,867

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$9,110,847	$—	$—	$9,110,847
Real Estate Investment Trusts	7,508,339	—	—	7,508,339
Other Industries*	108,039,297	—	0	108,039,297
Exchange Traded Funds	2,457,785	—	—	2,457,785
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,990	—	79,990
Repurchase Agreements	—	3,854,000	—	3,854,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	5,867	—	—	5,867
Total	$127,122,135	$3,933,990	$0	$131,056,125

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Preferred Stock
Balance as of 3/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(3,479)	(274)
Change in unrealized appreciation(1)	3,479	274
Change in unrealized depreciation(1)	—	—
Net purchases	0	—
Net sales	(0)	(0)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—
Balance as of 3/31/2012	$0	$—

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Common Stock	Preferred Stock
$—	$—

(2)  The Portfolio's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Banks-Commercial	8.0%
Oil Companies-Exploration & Production	4.3
Auto-Cars/Light Trucks	3.6
Oil Companies-Integrated	3.5
Medical-Drugs	3.4
Diversified Banking Institutions	3.3
Insurance-Life/Health	3.2
Real Estate Operations & Development	3.0
Food-Misc.	2.9
Tobacco	2.6
Electric-Integrated	2.2
Diversified Minerals	2.0
Commercial Paper	1.7
Transport-Services	1.5
Import/Export	1.5
Telephone-Integrated	1.5
Oil-Field Services	1.4
Soap & Cleaning Preparation	1.3
Repurchase Agreements	1.3
Semiconductor Components-Integrated Circuits	1.3
Retail-Jewelry	1.3
Chemicals-Diversified	1.2
Industrial Automated/Robotic	1.2
Cellular Telecom	1.2
Gas-Distribution	1.2
Telecom Services	1.2
Metal-Diversified	1.1
Brewery	1.1
Transport-Rail	1.0
Real Estate Management/Services	1.0
Electronic Measurement Instruments	1.0
Exchange-Traded Funds	1.0
Insurance-Multi-line	1.0
Diversified Operations	0.9
Retail-Consumer Electronics	0.9
Cable/Satellite TV	0.9
Food-Retail	0.8
Electronic Components-Semiconductors	0.8
Machinery-General Industrial	0.8
Semiconductor Equipment	0.8
Finance-Other Services	0.8
Agricultural Chemicals	0.7
Building-Heavy Construction	0.7
Distribution/Wholesale	0.7
Insurance-Reinsurance	0.7
Gold Mining	0.7
Advertising Agencies	0.7
Medical-Generic Drugs	0.7
Food-Wholesale/Distribution	0.6
Machinery-Pumps	0.6
Building Products-Air & Heating	0.6
Office Automation & Equipment	0.6
Cosmetics & Toiletries	0.6
Steel-Producers	0.6
Engineering/R&D Services	0.5
Transport-Marine	0.5
Enterprise Software/Service	0.5
E-Commerce/Services	0.5
Oil Refining & Marketing	0.5
Wireless Equipment	0.5
Diversified Financial Services	0.5%
Finance-Leasing Companies	0.5
Multimedia	0.5
Medical Products	0.4
Building & Construction-Misc.	0.4
Apparel Manufacturers	0.4
Retail-Apparel/Shoe	0.4
Auto/Truck Parts & Equipment-Original	0.4
Beverages-Non-alcoholic	0.4
MRI/Medical Diagnostic Imaging	0.4
Medical Instruments	0.4
Metal-Iron	0.4
Electronic Components-Misc.	0.4
Water	0.3
Computers	0.3
Diversified Manufacturing Operations	0.3
Time Deposits	0.3
Recreational Vehicles	0.3
Internet Content-Entertainment	0.3
Beverages-Wine/Spirits	0.3
Insurance-Property/Casualty	0.3
Steel Pipe & Tube	0.3
Real Estate Investment Trusts	0.2
Chemicals-Specialty	0.2
Industrial Gases	0.2
Electric Products-Misc.	0.2
Respiratory Products	0.2
Retail-Misc./Diversified	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Audio/Video Products	0.2
Rubber-Tires	0.2
Oil & Gas Drilling	0.2
Photo Equipment & Supplies	0.2
Finance-Investment Banker/Broker	0.1
Building & Construction Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Retail-Major Department Stores	0.1
U.S. Government Treasuries	0.1
Medical-Biomedical/Gene	0.1
Optical Supplies	0.1
Investment Management/Advisor Services	0.1
Aerospace/Defense-Equipment	0.1
Public Thoroughfares	0.1
Athletic Footwear	0.1
Food-Catering	0.1
Machine Tools & Related Products	0.1
Toys	0.1
Commercial Services-Finance	0.1
Dialysis Centers	0.1
Textile-Products	0.1
Retail-Building Products	0.1
Machinery-Farming	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited) (continued)

Country Allocation*
United Kingdom	20.1%
Japan	18.0
Switzerland	6.2
Germany	5.7
United States	4.6
Australia	4.5
France	4.4
Netherlands	3.4
Hong Kong	3.3
Singapore	2.6
Sweden	2.5
Brazil	2.3
Canada	1.9
Italy	1.8
Taiwan	1.6
Jersey	1.6
Cayman Islands	1.4
South Korea	1.4
Norway	1.2
Bermuda	1.2
Spain	1.2
Russia	1.0
Belgium	0.9
Thailand	0.9
Denmark	0.8
Israel	0.7
China	0.7
India	0.6
Finland	0.5
Mexico	0.3
Indonesia	0.3
Turkey	0.3
Poland	0.3
Argentina	0.2
Luxembourg	0.2
Ireland	0.1
Austria	0.1
Portugal	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 93.8%
Argentina — 0.2%
YPF SA ADR	19,500	$553,995
Australia — 4.5%
AGL Energy, Ltd.	4,831	73,812
Alumina, Ltd.	26,618	34,052
Amcor, Ltd.	11,971	92,257
AMP, Ltd.	29,193	130,635
Asciano, Ltd.	10,077	51,147
ASX, Ltd.	1,946	66,923
Australia & New Zealand Banking Group, Ltd.	24,384	587,505
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.	30,054	1,077,459
Boral, Ltd.	8,712	36,368
Brambles, Ltd.	14,396	105,876
Campbell Brothers, Ltd.	730	50,837
Coca-Cola Amatil, Ltd.	100,251	1,294,947
Cochlear, Ltd.	634	40,652
Commonwealth Bank of Australia	14,650	760,277
Computershare, Ltd.	5,168	48,179
Crown, Ltd.	4,960	44,648
CSL, Ltd.	5,016	186,478
Dexus Property Group	50,739	45,725
Echo Entertainment Group, Ltd.	8,233	37,439
Fortescue Metals Group, Ltd.	195,388	1,175,901
Goodman Group	67,143	47,990
GPT Group	18,840	60,888
Iluka Resources, Ltd.	4,177	76,973
Incitec Pivot, Ltd.	16,750	54,654
Insurance Australia Group, Ltd.	22,196	78,172
James Hardie Industries CDI	5,332	42,418
Leighton Holdings, Ltd.	57,934	1,279,433
Lend Lease Group	6,376	49,336
Lynas Corp., Ltd.†	15,922	18,060
Macquarie Group, Ltd.	3,484	104,947
Metcash, Ltd.(4)	9,186	39,964
Mirvac Group	36,452	44,178
National Australia Bank, Ltd.	20,440	520,850
Newcrest Mining, Ltd.	7,112	218,651
Orica, Ltd.	3,651	105,779
Origin Energy, Ltd.	10,678	147,662
OZ Minerals, Ltd.	3,453	34,909
QBE Insurance Group, Ltd.	10,628	155,998
QR National, Ltd.	17,519	67,689
Rio Tinto, Ltd.	4,053	274,569
Santos, Ltd.	9,008	132,872
Seven West Media, Ltd.	272,403	1,103,279
Sims Metal Management, Ltd.	2,135	32,488
Sonic Healthcare, Ltd.	96,768	1,254,969
Stockland	24,218	73,753
Suncorp Group, Ltd.	12,781	111,209
Tatts Group, Ltd.	16,860	43,312
Telstra Corp., Ltd.	40,776	138,962
Toll Holdings, Ltd.	8,131	49,440
Transurban Group	13,466	78,113
Wesfarmers, Ltd.	9,317	289,723

Security Description	Shares	Value (Note 3)
Australia (continued)
Westfield Group	20,819	$190,422
Westfield Retail Trust	30,659	81,936
Westpac Banking Corp.	28,188	639,156
Woodside Petroleum, Ltd.	6,071	218,908
Woolworths, Ltd.	11,416	307,220
WorleyParsons, Ltd.	1,941	57,563
		14,167,562
Austria — 0.1%
Erste Group Bank AG	1,936	44,644
Immoeast AG(3)	266,985	0
Immofinanz AG†	12,427	45,147
OMV AG	1,748	62,129
Telekom Austria AG	4,377	50,974
Voestalpine AG	1,306	43,920
		246,814
Belgium — 0.9%
Ageas	24,570	54,003
Anheuser-Busch InBev NV	33,312	2,433,777
Belgacom SA	1,797	57,771
Colruyt SA	928	37,304
Delhaize Group SA	1,022	53,772
Groupe Bruxelles Lambert SA	916	70,906
KBC Groep NV	1,590	39,888
Solvay SA	575	68,076
UCB SA	1,077	46,467
Umicore SA	1,161	63,958
		2,925,922
Bermuda — 1.2%
Cheung Kong Infrastructure Holdings, Ltd.	6,000	36,430
China Yurun Food Group, Ltd.	379,000	539,787
First Pacific Co.	29,000	32,116
Huabao International Holdings, Ltd.	987,285	635,683
Kerry Properties, Ltd.	9,000	40,448
Li & Fung, Ltd.	956,780	2,195,572
Noble Group, Ltd.	39,454	43,313
NWS Holdings, Ltd.	20,000	30,545
Seadrill, Ltd.	3,129	117,253
Shangri-La Asia, Ltd.	16,000	34,903
Yue Yuen Industrial Holdings, Ltd.	9,500	33,336
		3,739,386
Brazil — 1.9%
Banco do Brasil SA	131,700	1,872,204
OGX Petroleo e Gas Participacoes SA†	202,600	1,675,894
PDG Realty SA Empreendimentos e Participacoes	352,922	1,219,939
Sul America SA	124,900	1,170,007
		5,938,044
Canada — 1.9%
Canadian National Railway Co.	12,307	978,070
Canadian Natural Resources, Ltd.	34,527	1,144,381
Encana Corp.	52,691	1,034,856
Potash Corp. of Saskatchewan, Inc.	22,938	1,047,267
Yamana Gold, Inc.	117,552	1,836,162
		6,040,736

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Cayman Islands — 1.4%
ASM Pacific Technology, Ltd.	2,500	$36,378
Ctrip.com International, Ltd. ADR†	67,460	1,459,834
Hengdeli Holdings, Ltd.	3,160,000	1,322,508
Minth Group, Ltd.	692,000	802,004
Sands China, Ltd.	23,400	91,303
Wynn Macau, Ltd.	16,400	48,257
Youku, Inc. ADR†	36,928	812,047
		4,572,331
China — 0.7%
China Merchants Bank Co., Ltd.	745,500	1,524,495
Dongfeng Motor Group Co., Ltd.	312,000	562,484
		2,086,979
Denmark — 0.8%
AP Moller - Maersk A/S, Series B	208	1,605,993
Carlsberg A/S, Class B	1,045	86,342
Coloplast A/S, Class B	258	44,669
Danske Bank A/S†	6,642	112,496
DSV A/S	2,390	54,187
Novo Nordisk A/S, Class B	4,023	556,998
Novozymes A/S	2,414	70,306
TDC A/S	5,944	43,231
Vestas Wind Systems A/S†	1,950	19,781
		2,594,003
Finland — 0.5%
Elisa Oyj	2,012	48,221
Fortum Oyj	38,020	922,872
Kone Oyj, Class B	1,504	83,786
Metso Oyj	1,311	56,039
Nokia Oyj	35,546	193,518
Nokian Renkaat Oyj	1,230	59,942
Sampo Oyj, Class A	4,322	124,911
Stora Enso Oyj, Class R	5,928	44,037
UPM-Kymmene Oyj	5,240	71,354
Wartsila Oyj	1,767	66,646
		1,671,326
France — 4.4%
Accor SA	1,543	55,090
Air Liquide SA	2,644	352,489
Alcatel-Lucent†	21,998	50,023
Alstom SA	2,020	78,829
Arkema SA	561	52,277
Atos	586	33,798
AXA SA	16,604	275,259
BNP Paribas SA	24,086	1,142,793
Bouygues SA	1,914	58,533
Bureau Veritas SA	599	52,726
Cap Gemini SA	1,614	72,241
Carrefour SA	26,937	645,768
Casino Guichard Perrachon SA	591	58,249
Christian Dior SA	555	85,160
Cie de St. Gobain	3,756	167,739
Cie Generale d'Optique Essilor International SA	1,998	178,084

Security Description	Shares	Value (Note 3)
France (continued)
Cie Generale de Geophysique - Veritas†	1,425	$42,173
Cie Generale des Etablissements Michelin, Class B	1,716	127,774
Credit Agricole SA	9,877	61,386
Danone	35,618	2,484,444
Dassault Systemes SA	648	59,624
Edenred	1,784	53,677
EDF SA	2,268	51,755
Eutelsat Communications SA	1,547	57,193
France Telecom SA	17,428	258,121
GDF Suez	11,540	298,122
Groupe Eurotunnel SA	5,654	49,105
Klepierre	1,332	46,189
L'Oreal SA	2,200	271,379
Lafarge SA	1,979	94,451
Lagardere SCA	1,342	41,399
Legrand SA	2,307	84,890
LVMH Moet Hennessy Louis Vuitton SA	2,373	407,793
Natixis	10,778	41,471
Pernod-Ricard SA	1,910	199,714
Peugeot SA	1,665	26,814
PPR	746	128,347
Publicis Groupe SA	1,454	80,157
Renault SA	1,876	98,892
Safran SA	1,743	64,055
Sanofi	10,630	825,540
Schneider Electric SA	4,645	303,495
SCOR SE	2,191	59,202
Societe Generale SA	27,864	816,268
Sodexo	1,000	82,103
Suez Environnement Co.	3,041	46,641
Technip SA	967	113,918
Thales SA	1,201	44,946
Total SA	19,891	1,014,454
Unibail-Rodamco SE	901	180,189
Vallourec SA	8,399	532,083
Veolia Environnement SA	3,531	58,560
Vinci SA	24,446	1,274,802
Vivendi SA	11,847	217,413
Wendel SA	371	31,692
		14,089,289
Germany — 5.4%
Adidas AG	2,020	157,711
Allianz SE	4,267	509,165
BASF SE	8,629	754,842
Bayer AG	7,784	547,521
Bayerische Motoren Werke AG	3,317	298,302
Beiersdorf AG	17,652	1,151,815
Brenntag AG	469	57,434
Commerzbank AG†	35,170	88,981
Continental AG	765	72,205
Daimler AG	8,534	514,571
Deutsche Bank AG	8,822	438,927
Deutsche Boerse AG	1,965	132,294

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Germany (continued)
Deutsche Lufthansa AG	2,548	$35,665
Deutsche Post AG	83,291	1,603,515
Deutsche Telekom AG	26,572	319,908
E.ON AG	56,381	1,350,508
Fresenius Medical Care AG & Co. KGaA	1,950	138,202
Fresenius SE & Co. KGaA	13,452	1,379,478
GEA Group AG	1,950	67,254
Hannover Rueckversicherung AG	830	49,304
HeidelbergCement AG	1,369	82,866
Henkel AG & Co. KGaA	21,043	1,313,444
Hochtief AG	470	28,515
Infineon Technologies AG	10,580	108,171
K + S AG	1,637	85,639
Kabel Deutschland Holding AG†	19,002	1,173,633
Lanxess AG	867	71,669
Linde AG	1,621	290,887
MAN SE	631	84,013
Merck KGaA	626	69,280
Metro AG	1,332	51,500
Muenchener Rueckversicherungs AG	1,757	264,911
RWE AG	4,934	235,614
Salzgitter AG	502	27,514
SAP AG	23,772	1,660,059
Siemens AG	7,734	779,698
ThyssenKrupp AG	41,489	1,032,807
		17,027,822
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA†	1,852	35,445
National Bank of Greece SA†	9,265	23,725
OPAP SA	2,210	21,428
		80,598
Guernsey — 0.0%
Resolution, Ltd.	15,223	63,624
Hong Kong — 3.3%
Bank of East Asia, Ltd.	17,600	66,066
BOC Hong Kong Holdings, Ltd.	38,000	104,964
Cathay Pacific Airways, Ltd.	15,000	27,738
Cheung Kong Holdings, Ltd.	13,000	167,908
China Mobile, Ltd.	137,000	1,507,511
CLP Holdings, Ltd.	19,000	163,684
Galaxy Entertainment Group, Ltd.†	14,000	38,671
Guangdong Investment, Ltd.	1,392,000	964,382
Hang Lung Group, Ltd.	10,000	63,936
Hang Lung Properties, Ltd.	614,437	2,255,018
Hang Seng Bank, Ltd.	8,200	109,290
Henderson Land Development Co., Ltd.	10,000	54,922
Hong Kong & China Gas Co., Ltd.	50,000	127,744
Hong Kong Exchanges and Clearing, Ltd.	132,900	2,231,672
Hutchison Whampoa, Ltd.	20,000	199,728
Hysan Development Co., Ltd.	8,000	31,833
Link REIT	25,000	93,039
MTR Corp.	19,000	68,141

Security Description	Shares	Value (Note 3)
Hong Kong (continued)
New World Development Co., Ltd.	1,317,000	$1,582,323
Power Assets Holdings, Ltd.	14,000	102,762
Sino Land Co., Ltd.	32,000	51,097
SJM Holdings, Ltd.	17,000	34,501
Sun Hung Kai Properties, Ltd.	13,000	161,547
Swire Pacific, Ltd., Class A	7,500	84,073
Wharf Holdings, Ltd.	15,000	81,514
Wheelock & Co., Ltd.	11,000	33,076
		10,407,140
India — 0.6%
Housing Development & Infrastructure, Ltd.†	298,441	501,747
Reliance Industries, Ltd. GDR*	48,515	1,414,212
		1,915,959
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT	2,170,875	949,639
Ireland — 0.1%
CRH PLC	6,654	135,779
Elan Corp. PLC† (Euro-OTC)	199	2,913
Elan Corp. PLC† (Torquoise)	4,655	68,137
Kerry Group PLC, Class A (NYSE)	1,434	66,364
Kerry Group PLC, Class A (Euro-OTC)	62	2,868
		276,061
Isle of Man — 0.0%
Genting Singapore PLC†	56,000	75,956
Israel — 0.7%
Bank Hapoalim BM	14,261	52,366
Bank Leumi Le-Israel BM	15,890	50,036
Bezeq The Israeli Telecommunication Corp., Ltd.	23,122	37,963
Israel Chemicals, Ltd.	4,788	54,474
NICE Systems, Ltd.†	939	36,809
Teva Pharmaceutical Industries, Ltd.	9,066	400,847
Teva Pharmaceutical Industries, Ltd. ADR	36,600	1,649,196
		2,281,691
Italy — 1.8%
Assicurazioni Generali SpA	11,383	176,713
Atlantia SpA	3,171	52,653
Banca Monte dei Paschi di Siena SpA	49,380	20,818
Banco Popolare SC	19,226	36,462
Enel Green Power SpA	17,927	34,071
Enel SpA	62,025	224,344
ENI SpA	22,603	530,261
Fiat Industrial SpA	7,727	82,444
Fiat SpA†	7,320	43,034
Finmeccanica SpA	4,199	22,737
Intesa Sanpaolo SpA	657,968	1,179,402
Luxottica Group SpA	1,299	47,037
Mediaset SpA	8,937	24,649
Mediobanca SpA	5,498	32,293
Pirelli & C. SpA	2,566	30,527
Prada SpA†	198,100	1,289,536

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Italy (continued)
Prysmian SpA	2,452	$43,102
Saipem SpA	2,501	129,187
Snam SpA	15,288	73,525
Telecom Italia SpA	1,044,211	1,241,560
Telecom Italia SpA RSP	55,310	54,366
Terna Rete Elettrica Nazionale SpA	13,026	52,361
UniCredit SpA	38,059	190,652
Unione di Banche Italiane SCPA	8,391	35,565
		5,647,299
Japan — 18.0%
Advantest Corp.	1,800	28,358
Aeon Co., Ltd.	6,000	78,869
Aisin Seiki Co., Ltd.	2,000	70,219
Ajinomoto Co., Inc.	7,000	87,785
Amada Co., Ltd.	5,000	33,708
Asahi Glass Co., Ltd.	10,000	84,813
Asahi Group Holdings, Ltd.	4,000	88,583
Asahi Kasei Corp.	143,000	882,844
Astellas Pharma, Inc.	4,200	172,526
Bank of Kyoto, Ltd.	5,000	45,367
Bank of Yokohama, Ltd.	251,000	1,255,455
Benesse Holdings, Inc.	900	44,853
Bridgestone Corp.	6,200	150,262
Brother Industries, Ltd.	2,700	36,600
Canon, Inc.	37,100	1,752,579
Central Japan Railway Co.	14	115,356
Chiba Bank, Ltd.	9,000	57,412
Chubu Electric Power Co., Inc.	6,500	117,325
Chugai Pharmaceutical Co., Ltd.	2,900	53,466
Chugoku Electric Power Co., Inc.	3,300	61,279
Credit Saison Co., Ltd.	1,800	36,426
Dai Nippon Printing Co., Ltd.	6,000	61,327
Dai-ichi Life Insurance Co., Ltd.	87	120,141
Daihatsu Motor Co., Ltd.	2,000	36,632
Daiichi Sankyo Co., Ltd.	6,500	118,425
Daikin Industries, Ltd.	71,500	1,946,231
Daito Trust Construction Co., Ltd.	700	62,837
Daiwa House Industry Co., Ltd.	5,000	66,087
Daiwa Securities Group, Inc.	17,000	67,162
Dena Co., Ltd.	900	24,933
Denso Corp.	4,700	157,007
Dentsu, Inc.	1,900	60,510
East Japan Railway Co.	30,500	1,919,838
Eisai Co., Ltd.	2,500	99,372
Electric Power Development Co., Ltd.	1,400	37,956
FANUC Corp.	20,600	3,653,594
Fast Retailing Co., Ltd.	3,100	706,367
Fuji Heavy Industries, Ltd.	6,000	48,206
FUJIFILM Holdings Corp.	4,600	107,872
Fujitsu, Ltd.	18,000	94,817
Fukuoka Financial Group, Inc.	11,000	48,774
Gree, Inc.	1,000	25,239
Hachijuni Bank, Ltd.	7,000	41,271
Hamamatsu Photonics KK	1,000	37,755
Hirose Electric Co., Ltd.	400	41,996

Security Description	Shares	Value (Note 3)
Japan (continued)
Hisamitsu Pharmaceutical Co., Inc.	900	$42,679
Hitachi, Ltd.	42,000	269,446
Hokkaido Electric Power Co., Inc.	2,200	32,294
Hokuhoku Financial Group, Inc.	21,000	40,087
Hokuriku Electric Power Co.	2,000	36,148
Honda Motor Co., Ltd.	47,000	1,785,852
Hoya Corp.	4,400	98,823
Ibiden Co., Ltd.	1,400	35,808
Idemitsu Kosan Co., Ltd.	300	29,902
IHI Corp.	16,000	40,401
Inpex Corp.	20	135,073
Isetan Mitsukoshi Holdings, Ltd.	4,400	51,671
Isuzu Motors, Ltd.	588,000	3,445,451
ITOCHU Corp.	14,300	156,009
J. Front Retailing Co., Ltd.	6,000	33,490
Japan Real Estate Investment Corp.	7	61,653
Japan Retail Fund Investment Corp.	26	38,606
Japan Steel Works, Ltd.	4,000	27,401
Japan Tobacco, Inc.	407	2,291,434
JFE Holdings, Inc.	4,800	103,110
JGC Corp.	2,000	61,979
Joyo Bank, Ltd.	10,000	45,790
JS Group Corp.	2,900	60,719
JSR Corp.	1,900	38,243
JTEKT Corp.	2,600	31,130
JX Holdings, Inc.	21,420	132,759
Kansai Electric Power Co., Inc.	51,800	802,315
Kao Corp.	5,100	133,831
Kawasaki Heavy Industries, Ltd.	15,000	45,850
KDDI Corp.	28	181,322
Keikyu Corp.	6,000	52,483
Keio Corp.	8,000	57,315
Keyence Corp.	13,750	3,232,753
Kintetsu Corp.	17,000	64,697
Kirin Holdings Co., Ltd.	8,000	103,516
Kobe Steel, Ltd.	32,000	51,806
Komatsu, Ltd.	8,800	250,806
Konami Corp.	1,100	31,178
Konica Minolta Holdings, Inc.	5,000	43,675
Kubota Corp.	11,000	105,654
Kuraray Co., Ltd.	3,600	50,932
Kurita Water Industries, Ltd.	1,400	34,302
Kyocera Corp.	1,400	128,211
Kyushu Electric Power Co., Inc.	4,200	59,826
Lawson, Inc.	700	44,062
Makita Corp.	1,300	52,145
Marubeni Corp.	15,000	108,191
Mazda Motor Corp.	17,000	29,781
MEIJI Holdings Co., Ltd.	1,000	43,675
Mitsubishi Chemical Holdings Corp.	14,000	74,761
Mitsubishi Corp.	13,200	306,198
Mitsubishi Electric Corp.	18,000	159,188
Mitsubishi Estate Co., Ltd.	182,000	3,245,524
Mitsubishi Gas Chemical Co., Inc.	5,000	33,406
Mitsubishi Heavy Industries, Ltd.	30,000	145,343
Mitsubishi Materials Corp.	13,000	41,150
Mitsubishi Motors Corp.†	44,000	49,970

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Japan (continued)
Mitsubishi Tanabe Pharma Corp.	4,068	$57,061
Mitsubishi UFJ Financial Group, Inc.	120,400	599,309
Mitsubishi UFJ Lease & Finance Co., Ltd.	870	38,260
Mitsui & Co., Ltd.	111,600	1,829,663
Mitsui Chemicals, Inc.	10,000	30,325
Mitsui Fudosan Co., Ltd.	8,000	153,002
Mitsui O.S.K. Lines, Ltd.	12,000	52,193
Mizuho Financial Group, Inc.	214,700	350,181
MS&AD Insurance Group Holdings	5,900	121,108
Murata Manufacturing Co., Ltd.	1,900	112,595
Nabtesco Corp.	46,700	958,036
Namco Bandai Holdings, Inc.	2,400	34,621
NEC Corp.†	27,000	56,434
NGK Insulators, Ltd.	3,000	42,805
Nidec Corp.	1,000	91,096
Nikon Corp.	3,400	103,187
Nintendo Co., Ltd.	900	135,375
Nippon Building Fund, Inc.	7	66,473
Nippon Electric Glass Co., Ltd.	4,000	34,747
Nippon Express Co., Ltd.	10,000	39,024
Nippon Steel Corp.	51,000	139,870
Nippon Telegraph & Telephone Corp.	4,100	186,003
Nippon Yusen KK	16,000	50,260
Nissan Motor Co., Ltd.	23,600	251,197
Nitori Holdings Co., Ltd.	450	40,667
Nitto Denko Corp.	1,600	64,468
NKSJ Holdings, Inc.	4,000	89,404
Nomura Holdings, Inc.	35,300	156,093
NSK, Ltd.	5,000	38,480
NTN Corp.	11,405	48,227
NTT Data Corp.	14	49,204
NTT DoCoMo, Inc.	147	244,023
Obayashi Corp.	8,000	34,892
Odakyu Electric Railway Co., Ltd.	8,000	75,583
OJI Paper Co., Ltd.	10,000	48,327
Olympus Corp.†	2,100	34,353
Omron Corp.	2,000	43,011
Ono Pharmaceutical Co., Ltd.	1,000	55,697
Oriental Land Co., Ltd.	500	53,582
ORIX Corp.	15,040	1,435,496
Osaka Gas Co., Ltd.	19,000	76,211
Otsuka Holdings Co., Ltd.	3,100	91,760
Panasonic Corp.	21,300	195,835
Rakuten, Inc.	76	79,609
Resona Holdings, Inc.	18,700	86,078
Ricoh Co., Ltd.	7,000	68,080
Rohm Co., Ltd.	1,000	49,354
Santen Pharmaceutical Co., Ltd.	1,000	42,709
SBI Holdings, Inc.	304	28,685
Secom Co., Ltd.	2,100	102,755
Sega Sammy Holdings, Inc.	2,200	46,089
Sekisui Chemical Co., Ltd.	5,000	43,373
Sekisui House, Ltd.	6,000	58,789
Seven & I Holdings Co., Ltd.	7,300	216,786
Sharp Corp.	10,000	72,973

Security Description	Shares	Value (Note 3)
Japan (continued)
Shikoku Electric Power Co., Inc.	2,000	$56,373
Shimamura Co., Ltd.	570	63,770
Shimano, Inc.	900	54,204
Shin-Etsu Chemical Co., Ltd.	3,900	225,227
Shionogi & Co., Ltd.	3,300	45,611
Shiseido Co., Ltd.	3,700	63,835
Shizuoka Bank, Ltd.	7,000	72,055
Showa Denko KK	17,000	38,613
SMC Corp.	500	79,497
Softbank Corp.	8,400	248,336
Sojitz Corp.	37,716	67,440
Sony Corp.	9,700	199,696
Sony Financial Holdings, Inc.	2,200	39,072
Stanley Electric Co., Ltd.	2,100	33,364
Sumitomo Chemical Co., Ltd.	16,000	68,044
Sumitomo Corp.	116,900	1,689,168
Sumitomo Electric Industries, Ltd.	7,900	108,139
Sumitomo Heavy Industries, Ltd.	6,000	33,345
Sumitomo Metal Industries, Ltd.	38,000	76,670
Sumitomo Metal Mining Co., Ltd.	5,000	70,255
Sumitomo Mitsui Financial Group, Inc.	12,700	417,810
Sumitomo Mitsui Trust Holdings, Inc.	32,000	102,066
Sumitomo Realty & Development Co., Ltd.	59,000	1,422,073
Suzuki Motor Corp.	3,500	83,599
Sysmex Corp.	1,000	40,353
T&D Holdings, Inc.	6,600	76,470
Taisei Corp.	13,000	33,925
Takeda Pharmaceutical Co., Ltd.	7,400	325,879
TDK Corp.	1,200	67,996
Teijin, Ltd.	10,000	33,587
Terumo Corp.	1,800	86,009
THK Co., Ltd.	1,500	30,500
Tobu Railway Co., Ltd.	12,000	63,646
Tohoku Electric Power Co., Inc.†	4,700	53,604
Tokio Marine Holdings, Inc.	7,200	197,550
Tokyo Electric Power Co., Inc.†	13,500	33,925
Tokyo Electron, Ltd.	1,600	91,531
Tokyo Gas Co., Ltd.	25,000	117,796
Tokyu Corp.	13,000	61,725
Toppan Printing Co., Ltd.	7,000	54,633
Toray Industries, Inc.	14,000	103,854
Toshiba Corp.	38,000	167,114
Toyota Industries Corp.	2,000	60,312
Toyota Motor Corp.	62,800	2,708,663
Toyota Tsusho Corp.	2,600	52,930
Trend Micro, Inc.	1,200	36,868
Ube Industries, Ltd.	12,000	32,621
Unicharm Corp.	1,200	63,356
West Japan Railway Co.	1,900	76,326
Yahoo Japan Corp.	159	51,444
Yakult Honsha Co., Ltd.	1,300	44,684
Yamada Denki Co., Ltd.	46,770	2,921,359
Yamaha Motor Co., Ltd.	73,900	990,155
Yamato Holdings Co., Ltd.	4,400	67,991
Yaskawa Electric Corp.	2,000	18,799
		57,155,543

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Jersey — 1.6%
Experian PLC	9,714	$151,413
Glencore International PLC	13,139	81,836
Petrofac, Ltd.	44,344	1,234,152
Randgold Resources, Ltd.	869	74,641
Shire PLC	40,051	1,294,045
Wolseley PLC	2,805	106,960
WPP PLC	153,598	2,099,337
		5,042,384
Luxembourg — 0.2%
ArcelorMittal	8,348	159,546
Millicom International Cellular SA SDR	752	85,251
SES SA FDR	3,334	82,728
Subsea 7 SA†	2,751	72,848
Tenaris SA	4,616	88,036
		488,409
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	73,000	45,587
Mexico — 0.3%
Empresas ICA SAB de CV†	562,700	1,072,287
Netherlands — 3.4%
Aegon NV†	17,341	96,304
Akzo Nobel NV	2,180	128,713
ASML Holding NV	52,249	2,611,774
European Aeronautic Defence and Space Co. NV	4,025	164,829
Fugro NV CVA	707	50,371
Heineken Holding NV	1,303	60,997
Heineken NV	2,480	137,843
ING Groep NV CVA†	338,911	2,823,678
Koninklijke Ahold NV	92,162	1,277,102
Koninklijke DSM NV	1,450	83,901
Koninklijke KPN NV	14,146	155,611
Koninklijke Philips Electronics NV	9,608	194,776
LyondellBasell Industries NV, Class A	28,900	1,261,485
Qiagen NV†	2,651	41,278
Randstad Holding NV	1,328	50,106
Reed Elsevier NV	7,407	94,598
SBM Offshore NV	1,756	35,891
STMicroelectronics NV	6,515	53,238
TNT Express NV	3,871	47,807
Unilever NV CVA	43,246	1,471,633
Wolters Kluwer NV	3,471	65,736
		10,907,671
New Zealand — 0.0%
Fletcher Building, Ltd.	7,375	40,700
Telecom Corp. of New Zealand, Ltd.	20,689	41,080
		81,780
Norway — 1.2%
Aker Solutions ASA	1,877	31,757
DnB ASA	94,182	1,210,610
Norsk Hydro ASA	10,390	56,577
Orkla ASA	8,760	69,314

Security Description	Shares	Value (Note 3)
Norway (continued)
Statoil ASA	10,594	$287,604
Telenor ASA	109,363	2,027,961
Yara International ASA	1,784	85,085
		3,768,908
Poland — 0.3%
PGE SA	132,328	821,130
Portugal — 0.1%
EDP - Energias de Portugal SA	20,932	60,887
Galp Energia SGPS SA Class B	2,757	45,374
Jeronimo Martins SGPS SA	2,507	51,073
Portugal Telecom SGPS SA	7,267	39,534
		196,868
Russia — 1.0%
Gazprom OAO ADR	224,051	2,733,422
LUKOIL OAO ADR	8,400	505,680
		3,239,102
Singapore — 2.6%
Ascendas Real Estate Investment Trust	27,000	43,387
CapitaLand, Ltd.	29,000	71,978
City Developments, Ltd.	5,000	45,145
DBS Group Holdings, Ltd.	271,675	3,064,597
Fraser and Neave, Ltd.	10,000	53,299
Global Logistic Properties, Ltd.†	25,000	43,753
Jardine Cycle & Carriage, Ltd.	1,000	38,415
Keppel Corp., Ltd.	219,900	1,922,518
Olam International, Ltd.	1,034,863	1,942,864
Oversea-Chinese Banking Corp., Ltd.	25,000	177,400
SembCorp Industries, Ltd.	11,000	46,204
SembCorp Marine, Ltd.	9,000	37,803
Singapore Airlines, Ltd.	6,000	51,406
Singapore Exchange, Ltd.	10,000	55,209
Singapore Press Holdings, Ltd.	22,000	68,605
Singapore Technologies Engineering, Ltd.	20,000	51,708
Singapore Telecommunications, Ltd.	76,000	190,446
United Overseas Bank, Ltd.	12,000	175,172
Wilmar International, Ltd.	18,000	70,164
		8,150,073
South Korea — 1.4%
DGB Financial Group, Inc.	113,070	1,481,920
KT&G Corp.	22,393	1,588,983
Samsung Electronics Co., Ltd.	1,291	1,452,738
		4,523,641
Spain — 1.2%
Abertis Infraestructuras SA	4,382	74,602
ACS Actividades de Construccion y Servicios SA	1,692	43,305
Amadeus IT Holding SA	3,260	61,522
Banco Bilbao Vizcaya Argentaria SA	156,419	1,244,812
Banco de Sabadell SA	14,532	39,577
Banco Popular Espanol SA	10,563	37,896
Banco Santander SA	80,359	618,399
Bankia SA†	10,390	37,636
CaixaBank	9,545	37,159

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
Spain (continued)
Distribuidora Internacional de Alimentacion SA	6,674	$33,086
Enagas SA	2,249	43,283
Ferrovial SA	4,176	47,998
Gas Natural SDG SA	3,406	54,420
Grifols SA†	1,475	31,475
Iberdrola SA	36,291	206,044
Inditex SA	2,118	202,875
International Consolidated Airlines Group SA†	11,553	33,059
Red Electrica Corp. SA	1,171	57,301
Repsol YPF SA	7,669	192,391
Telefonica SA	38,479	630,459
		3,727,299
Sweden — 2.5%
Alfa Laval AB	3,429	70,541
Assa Abloy AB, Class B	3,082	96,805
Atlas Copco AB, Class A	9,381	227,017
Boliden AB	2,920	45,858
Electrolux AB, Class B	2,313	48,911
Elekta AB, Series B	22,052	1,116,300
Getinge AB, Class B	2,250	64,074
Hennes & Mauritz AB, Class B	9,675	350,101
Hexagon AB	68,028	1,320,293
Husqvarna AB, Class B	5,103	30,784
Investment AB Kinnevik, Class B	2,344	54,527
Investor AB, Class B	4,277	94,839
Lundin Petroleum AB†	2,093	44,860
Nordea Bank AB	24,858	226,006
Sandvik AB	9,803	141,508
Scania AB, Class B	3,196	66,473
Skandinaviska Enskilda Banken AB, Class A	14,293	101,540
Skanska AB, Class B	4,144	71,846
SKF AB, Class B	3,629	88,588
Svenska Cellulosa AB, Class B	5,779	100,105
Svenska Handelsbanken AB, Class A	4,715	150,306
Swedbank AB, Class A	93,650	1,455,186
Swedish Match AB	2,294	91,333
Tele2 AB, Class B	3,109	63,441
Telefonaktiebolaget LM Ericsson, Class B	130,323	1,350,349
TeliaSonera AB	21,103	147,177
Volvo AB, Class B	13,108	190,999
		7,809,767
Switzerland — 6.2%
ABB, Ltd.†	77,180	1,583,442
Actelion, Ltd.†	1,077	39,372
Adecco SA†	1,395	73,096
Aryzta AG†	984	48,617
Baloise Holding AG	658	52,993
Cie Financiere Richemont SA, Class A	38,249	2,398,242
Credit Suisse Group AG†	10,742	306,183
GAM Holding AG†	2,601	37,890
Geberit AG†	397	83,077

Security Description	Shares	Value (Note 3)
Switzerland (continued)
Givaudan SA†	85	$81,921
Holcim, Ltd.†	2,373	154,835
Julius Baer Group, Ltd.†	2,098	84,692
Kuehne & Nagel International AG	23,249	3,144,680
Lindt & Spruengli AG	2	74,432
Lonza Group AG†	511	26,413
Nestle SA	39,422	2,480,525
Novartis AG	57,043	3,157,049
Roche Holding AG	6,580	1,145,140
Schindler Holding AG	678	81,567
SGS SA	56	108,935
Sonova Holding AG†	494	54,889
Sulzer AG	260	36,954
Swatch Group AG	356	163,862
Swiss Life Holding AG†	354	42,118
Swiss Re AG†	28,664	1,830,597
Swisscom AG	234	94,590
Syngenta AG	4,005	1,384,691
Transocean, Ltd.	3,285	179,225
UBS AG†	34,165	478,772
Zurich Financial Services AG†	1,390	373,561
		19,802,360
Taiwan — 1.6%
Asustek Computer, Inc.	124,000	1,170,069
Siliconware Precision Industries Co. ADR	251,200	1,517,248
Taiwan Semiconductor Manufacturing Co., Ltd.	855,000	2,459,452
		5,146,769
Thailand — 0.9%
Bangkok Bank PCL	296,900	1,867,054
LPN Development PCL	1,785,600	897,141
		2,764,195
Turkey — 0.3%
Turk Telekomunikasyon AS	193,378	839,783
United Kingdom — 20.1%
3i Group PLC	11,315	38,730
Admiral Group PLC	2,399	45,548
Afren PLC†	360,545	769,307
Aggreko PLC	2,566	92,347
AMEC PLC	144,345	2,558,150
Anglo American PLC	62,088	2,320,870
Antofagasta PLC	3,819	70,370
ARM Holdings PLC	143,960	1,363,164
Associated British Foods PLC	3,754	73,255
AstraZeneca PLC	12,029	534,691
Aviva PLC	205,084	1,087,426
Babcock International Group PLC	4,075	51,916
BAE Systems PLC	30,713	147,327
Barclays PLC	382,868	1,440,666
BG Group PLC	174,186	4,034,283
BHP Billiton PLC	19,601	598,036
BP PLC	177,496	1,313,203
British American Tobacco PLC	18,337	924,043
British Land Co. PLC	8,744	67,119

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
COMMON STOCK (continued)
United Kingdom (continued)
British Sky Broadcasting Group PLC	130,359	$1,409,523
BT Group PLC	72,959	264,204
Bunzl PLC	3,798	60,992
Burberry Group PLC	4,196	100,471
Cairn Energy PLC†	194,882	1,007,148
Capita PLC	6,227	72,958
Carnival PLC	1,854	59,250
Centrica PLC	48,168	243,770
Cobham PLC	12,762	46,766
Compass Group PLC	17,865	187,310
Diageo PLC	23,498	564,716
Fresnillo PLC	1,824	46,621
G4S PLC	14,778	64,412
GKN PLC	16,143	53,217
GlaxoSmithKline PLC	46,932	1,048,322
GlaxoSmithKline PLC ADR	19,800	889,218
Hammerson PLC	7,996	53,154
HSBC Holdings PLC	256,366	2,275,000
ICAP PLC	6,423	40,355
Imperial Tobacco Group PLC	82,111	3,329,383
Inmarsat PLC	4,546	33,470
Intercontinental Hotels Group PLC	2,778	64,563
International Power PLC	14,225	92,149
Intertek Group PLC	1,669	67,033
Invensys PLC	8,936	28,443
Investec PLC	5,710	34,916
ITV PLC	38,894	54,963
J Sainsbury PLC	12,527	62,375
Johnson Matthey PLC	2,171	81,917
Kazakhmys PLC	2,379	34,551
Kingfisher PLC	23,768	116,598
Land Securities Group PLC	7,449	86,084
Legal & General Group PLC	57,285	119,757
Lloyds Banking Group PLC†	3,437,407	1,847,649
Lonmin PLC	1,804	29,490
Man Group PLC, Class B	18,945	40,848
Marks & Spencer Group PLC	15,895	96,357
Meggitt PLC	7,903	51,056
National Grid PLC	159,114	1,604,641
Next PLC	1,722	82,162
Old Mutual PLC	54,549	138,380
Pearson PLC	7,850	146,278
Prudential PLC	409,832	4,900,062
Reckitt Benckiser Group PLC	50,285	2,841,624
Reed Elsevier PLC	12,333	109,483
Rexam PLC	9,312	63,764
Rio Tinto PLC	40,070	2,208,610
Rolls-Royce Holdings PLC†	17,521	227,562
Royal Bank of Scotland Group PLC†	162,221	71,718
Royal Dutch Shell PLC, Class A	34,442	1,202,890
Royal Dutch Shell PLC, Class B	24,376	857,573
RSA Insurance Group PLC	39,742	66,491
SABMiller PLC	8,932	358,526
Sage Group PLC	13,861	66,335
Serco Group PLC	5,537	48,046
Severn Trent PLC	2,570	63,469

Security Description	Shares/ Principal Amount	Value (Note 3)
United Kingdom (continued)
Smith & Nephew PLC	8,821	$89,382
Smiths Group PLC	3,953	66,516
SSE PLC	8,650	183,876
Standard Chartered PLC	112,626	2,810,268
Standard Life PLC	25,187	92,538
Tate & Lyle PLC	4,861	54,815
Tesco PLC	74,302	392,192
Tullow Oil PLC	161,668	3,948,641
Unilever PLC	52,458	1,731,833
United Utilities Group PLC	7,070	68,020
Vedanta Resources PLC	51,598	1,013,481
Vodafone Group PLC	659,369	1,816,127
Weir Group PLC	69,882	1,971,734
Whitbread PLC	1,996	58,872
WM Morrison Supermarkets PLC	21,608	102,995
Xstrata PLC	124,244	2,122,419
		63,870,783
United States — 0.2%
ResMed, Inc. CDI†	34,956	108,628
ResMed, Inc.†	16,663	515,053
Synthes, Inc.*	651	112,935
		736,616
Total Common Stock (cost $291,126,267)		297,543,131
PREFERRED STOCK — 0.7%
Brazil — 0.4%
Cia de Gas de Sao Paulo	46,300	1,171,545
Germany — 0.3%
Porsche Automobil Holding SE	1,454	85,810
Volkswagen AG	4,902	862,007
		947,817
Total Preferred Stock (cost $1,974,385)		2,119,362
EXCHANGE-TRADED FUNDS — 1.0%
iShares MSCI EAFE Index Fund (cost $3,112,700)	57,202	3,140,390
Total Long-Term Investment Securities (cost $296,213,352)		302,802,883
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Commercial Paper — 1.7%
Nieuw Amsterdam Receivables Corp. 0.10% due 04/02/12	$5,300,000	5,299,985
Time Deposits — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/02/12	1,086,000	1,086,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/28/12(2)	147,500	147,475
0.00% due 04/19/12(2)	140,000	140,000
		287,475
Total Short-Term Investment Securities (cost $6,673,457)		6,673,460

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $1,086,001 collateralized by $1,115,000 of Federal National Mtg. Assoc. bearing interest at 1.15% due 02/22/17 and having an approximate value of $1,107,991	$1,086,000	$1,086,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $2,941,002 collateralized by $2,910,000 of United States Treasury Notes bearing interest at 1.50% due 06/30/16 and having an approximate value of $3,000,938	2,941,000	2,941,000
Total Repurchase Agreements (cost $4,027,000)		4,027,000
TOTAL INVESTMENTS (cost $306,913,809)(1)	98.9%	313,503,343
Other assets less liabilities	1.1	3,498,088
NET ASSETS	100.0%	$317,001,431

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $1,527,147 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  See Note 4 for cost of investments on a tax basis.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

ADR — American Depository Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

EURO OTC — Over-The-Counter Euro

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

NYSE — New York Stock Exchange

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
45	Long	MSCI E-Mini Index	June 2012	$3,432,191	$3,468,600	$36,409

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Germany	$17,027,822	$—	$—	$17,027,822
Japan	57,155,543	—	—	57,155,543
Switzerland	19,802,360	—	—	19,802,360
United Kingdom	63,870,783	—	—	63,870,783
Other Countries*	139,646,659	—	39,964	139,686,623
Preferred Stock	2,119,362	—	—	2,119,362
Exchange Traded Funds	3,140,390	—	—	3,140,390
Short-Term Investment Securities:
Commercial Paper	—	5,299,985	—	5,299,985
Time Deposits	—	1,086,000	—	1,086,000
U.S. Government Treasuries	—	287,475		287,475
Repurchase Agreements	—	4,027,000	—	4,027,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	36,409	—	—	36,409
Total	$302,799,328	$10,700,460	$39,964	$313,539,752

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2011	$11,800
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(7,727)
Change in unrealized appreciation(1)	8,756
Change in unrealized depreciation(1)	—
Net purchases	38,024
Net sales	(10,889)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 3/31/2012	$39,964

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 includes:

Common Stock
$1,940

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
United States Treasury Notes	18.6%
Government National Mtg. Assoc.	16.8
Federal National Mtg. Assoc.	6.7
Repurchase Agreements	6.4
United States Treasury Bonds	6.0
Diversified Banking Institutions	4.4
Diversified Financial Services	3.8
Investment Companies	2.7
Federal Home Loan Mtg. Corp.	2.4
Electric-Integrated	2.1
Banks-Commercial	1.7
Oil Companies-Integrated	1.6
Banks-Super Regional	1.6
Sovereign	1.4
Telephone-Integrated	1.4
U.S. Municipal Bonds & Notes	1.1
Oil Companies-Exploration & Production	1.0
Cable/Satellite TV	1.0
Real Estate Investment Trusts	1.0
Pipelines	0.9
Federal Home Loan Bank	0.8
Multimedia	0.8
Exchange-Traded Funds	0.6
Brewery	0.5
Oil & Gas Drilling	0.4
Insurance-Life/Health	0.4
Insurance-Multi-line	0.4
Medical-HMO	0.4
Special Purpose Entities	0.4
Diversified Minerals	0.4
Cellular Telecom	0.4
Diversified Manufacturing Operations	0.3
Pharmacy Services	0.3
Retail-Drug Store	0.3
Banks-Money Center	0.3
Computers	0.3
Tobacco	0.3
Retail-Discount	0.3
Medical-Drugs	0.3
Tennessee Valley Authority	0.3
Insurance-Mutual	0.3
Food-Misc.	0.3
Finance-Commercial	0.3
Telecom Services	0.3
Paper & Related Products	0.2
Finance-Credit Card	0.2
Computer Services	0.2
Finance-Investment Banker/Broker	0.2
Transport-Rail	0.2
Regional Authority	0.2
Finance-Auto Loans	0.2
Medical-Biomedical/Gene	0.2
Chemicals-Specialty	0.2
Banks-Fiduciary	0.2
Finance-Consumer Loans	0.2
Aerospace/Defense	0.2
Retail-Restaurants	0.2
Insurance Brokers	0.2
Gas-Distribution	0.2
Diversified Operations	0.2
Beverages-Non-alcoholic	0.2
Steel-Producers	0.2
Agricultural Chemicals	0.2
Real Estate Management/Services	0.2%
Insurance-Reinsurance	0.2
Gold Mining	0.2
Oil-Field Services	0.1
Non-Hazardous Waste Disposal	0.1
Television	0.1
Chemicals-Diversified	0.1
Rental Auto/Equipment	0.1
Medical-Hospitals	0.1
Office Automation & Equipment	0.1
Instruments-Scientific	0.1
Broadcast Services/Program	0.1
Oil Refining & Marketing	0.1
Metal-Diversified	0.1
Schools	0.1
Electronics-Military	0.1
Airlines	0.1
Finance-Leasing Companies	0.1
Metal-Copper	0.1
Real Estate Operations & Development	0.1
Beverages-Wine/Spirits	0.1
Retail-Auto Parts	0.1
Cosmetics & Toiletries	0.1
Web Portals/ISP	0.1
Auto-Cars/Light Trucks	0.1
Retail-Building Products	0.1
Independent Power Producers	0.1
Medical Labs & Testing Services	0.1
Medical Products	0.1
Building-Residential/Commercial	0.1
Casino Hotels	0.1
Banks-Special Purpose	0.1
Medical-Wholesale Drug Distribution	0.1
Savings & Loans/Thrifts	0.1
Enterprise Software/Service	0.1
Finance-Other Services	0.1
Aerospace/Defense-Equipment	0.1
Electric-Generation	0.1
Agricultural Operations	0.1
Consumer Products-Misc.	0.1
Engineering/R&D Services	0.1
100.2%
Credit Quality†#
Aaa	60.6%
Aa	5.5
A	11.6
Baa	17.3
Ba	1.7
B	1.3
Caa	0.3
Not Rated@	1.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class B 3.89% due 05/20/18*	$278,000	$279,891
Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1 6.00% due 11/25/34(1)	103,597	101,022
Banc of America Merrill Lynch Commercial Mtg., Inc., Series 2006-5, Class AM 5.45% due 09/10/47(2)	500,000	484,284
Banc of America Merril Lynch Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.92% due 05/10/45(2)	375,000	426,105
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2005-T18, Class A4 4.93% due 02/13/42(2)	300,000	326,068
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(2)	100,000	107,717
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(2)	300,000	340,214
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class AJ 5.62% due 03/11/39(2)	520,790	504,534
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-T26, Class C 5.82% due 01/12/45*(2)	1,500,000	674,992
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(2)	30,000	34,177
Cajun Global LLC, Series 2011-1A, Class A2 5.96% due 02/20/41*	125,864	134,123
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,186,770
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/44(2)	75,000	83,481
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.20% due 12/10/49(2)	350,000	395,723
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9 Class A4 6.01% due 12/10/49(2)	1,500,000	1,721,317
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class B 6.30% due 07/16/34*(2)	250,000	250,757
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.82% due 02/25/34	10,774	9,397
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 5.22% due 01/25/42*	270,000	276,521
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	504,317	519,199

Security Description	Principal Amount	Value (Note 3)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(2)	$75,000	$81,839
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(2)	400,000	440,168
Greenwich Capital Commercial Funding Corp. VRS Series 2006-GG7, Class A4 6.08% due 07/10/38(2)	400,000	453,108
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(2)	264,283	293,274
GSR Mtg. Loan Trust, Series 2007-1F, Class 3A13 6.00% due 01/25/37(1)	350,000	312,794
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB13, Class A4 5.46% due 01/12/43(2)	350,000	382,094
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(2)	350,000	388,108
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A4 6.06% due 04/15/45(2)	200,000	227,446
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class AM 6.06% due 04/15/45(2)	541,124	583,715
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(2)	400,000	442,288
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(2)	300,000	350,363
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/35(2)	425,000	448,196
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.81% due 06/12/50(2)	150,000	162,546
Morgan Stanley Capital I VRS Series 2007-HQ11, Class AM 5.48% due 02/12/44(2)	417,005	433,380
Morgan Stanley Capital I, Series 2007-HQ13, Class A3 5.57% due 12/15/44(2)	330,334	355,956
Morgan Stanley Capital I VRS Series 2007-T27, Class A4 5.82% due 06/11/42(2)	300,000	344,885
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.08% due 06/11/49(2)	1,250,000	1,234,125
Morgan Stanley Reremic Trust VRS Series 2010-GG10, Class A4B 5.98% due 08/15/45*(2)	120,215	123,926
Park Place Securities Inc. FRS Series 2004-WWF1, Class M2 0.92% due 12/25/34	177,137	172,888

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(1)	$28,645	$28,376
Wells Fargo Mtg. Backed Securities Trust, Series 2006-6, Class 1A2 5.75% due 05/25/36(1)	184,448	181,534
Wells Fargo Mtg. Backed Securities Trust, Series 2007-15, Class A1 6.00% due 11/25/37(1)	210,654	200,318
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.35% due 02/15/44*(2)(3)	1,035,837	56,130
Total Asset Backed Securities (cost $15,546,190)		15,553,749
U.S. CORPORATE BONDS & NOTES — 26.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	120,000	117,505
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	40,000	37,350
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.13% due 02/15/13	300,000	312,114
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/16	95,000	96,632
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	194,000	210,145
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	196,000	234,974
Raytheon Co. Senior Notes 4.70% due 12/15/41	131,000	135,413
		989,278
Aerospace/Defense-Equipment — 0.1%
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	50,000	53,125
United Technologies Corp. Senior Notes 6.13% due 07/15/38	186,000	232,529
		285,654
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41	156,000	187,933

Security Description	Principal Amount	Value (Note 3)
Agricultural Operations (continued)
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	$77,000	$81,667
		269,600
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	72,294	62,173
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	231,715	259,520
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	61,000	64,965
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	115,720	131,342
		518,000
Auto-Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	140,000	141,400
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	291,133
		432,533
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	90,000	98,100
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	125,000	134,375
Banks-Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	297,000	313,659
BB&T Corp. Senior Sub. Notes 3.95% due 03/22/22	300,000	300,782
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	274,359
Branch Banking & Trust Co. FRS Sub. Notes 0.79% due 05/23/17	112,000	104,334
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	50,000	51,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	$350,000	$358,628
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	972,000	978,665
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	33,560
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	277,337
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	141,563
Synovus Financial Corp. Senior Notes 7.88% due 02/15/19	100,000	103,000
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	180,000	200,331
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	638,659
Zions Bancorporation Senior Notes 4.50% due 03/27/17	242,000	240,488
Zions Bancorporation Senior Notes 7.75% due 09/23/14	188,000	205,860
		4,222,225
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	586,000	586,707
State Street Capital Trust IV FRS Limited Guar. Notes 1.47% due 06/01/67	622,000	457,164
		1,043,871
Banks-Money Center — 0.0%
Comerica Bank Sub. Notes 5.20% due 08/22/17	162,000	178,388
Banks-Super Regional — 1.5%
Bank of America NA Sub. Notes 5.30% due 03/15/17	250,000	260,893
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	133,000	133,894
Capital One Financial Corp. FRS Senior Notes 1.72% due 07/15/14	165,000	163,371
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	928,000	929,433

Security Description	Principal Amount	Value (Note 3)
Banks-Super Regional (continued)
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	$440,000	$518,179
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	199,255
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	225,000	236,967
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	126,000	142,182
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	134,943
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	925,000	1,058,395
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	109,694
National City Corp. Sub. Notes 6.88% due 05/15/19	354,000	411,740
PNC Funding Corp. Company Guar. Notes 3.30% due 03/08/22	450,000	445,180
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 05/25/12*(4)	323,000	248,151
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	395,000	402,900
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	20,577
US Bancorp. Senior Notes 3.00% due 03/15/22	400,000	393,958
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	390,184
Wachovia Corp. Senior Notes 5.75% due 02/01/18	199,000	231,364
Wells Fargo & Co. Senior Notes 1.25% due 02/13/15	345,000	343,592
Wells Fargo & Co. Senior Notes 3.50% due 03/08/22	500,000	492,235
Wells Fargo & Co. VRS Senior Notes 3.68% due 06/15/16	175,000	186,885
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	115,878

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	$115,000	$125,206
Wells Fargo Bank NA FRS Sub. Notes 0.71% due 05/16/16	290,000	276,286
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	250,000	278,871
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	273,792
		8,524,005
Beverages-Non-alcoholic — 0.2%
Coca Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/20	300,000	303,989
Pepsico, Inc. Senior Notes 2.50% due 05/10/16	600,000	627,379
		931,368
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14	750,000	832,834
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	146,899
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	325,000	423,986
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/17*	250,000	253,136
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	455,000	462,899
SABMiller Holdings, Inc. Company Guar. Notes 4.95% due 01/15/42*	239,000	247,610
		2,367,364
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	230,181
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	70,000	75,075
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	81,593
		386,849

Security Description	Principal Amount	Value (Note 3)
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	$110,000	$116,737
Interline Brands, Inc. Company Guar. Notes 7.00% due 11/15/18	40,000	42,200
		158,937
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	115,000	111,838
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	90,000	77,400
KB Home Company Guar. Notes 9.10% due 09/15/17	90,000	94,050
Meritage Homes Corp. Senior Notes 7.00% due 04/01/22*	25,000	25,062
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	60,000	63,825
Standard Pacific Corp. Company Guar. Notes 8.38% due 01/15/21	75,000	78,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Senior Notes 7.75% due 04/15/20*	38,000	38,000
		377,087
Cable/Satellite TV — 0.9%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	540,000	579,013
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	100,000	103,500
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	131,000	143,116
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	477,235
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	34,436
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	236,884
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	279,000	311,783

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17*	$316,000	$313,196
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/16	400,000	414,952
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/22*	850,000	838,331
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/21	150,000	162,570
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42*	128,000	124,696
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	100,000	112,856
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	153,769
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/22*	75,000	75,750
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	110,000	135,755
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/21	165,000	169,057
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	300,000	350,075
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	100,000	107,748
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	191,068
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	191,835
		5,227,625
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	50,000	54,000
Kemet Corp. Senior Notes 10.50% due 05/01/18*	70,000	75,600
		129,600

Security Description	Principal Amount	Value (Note 3)
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(7)	$128,372	$142,172
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	45,000	46,406
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	109,000	118,810
Station Casinos LLC Company Guar. Notes 3.65% due 06/18/18*(5)	65,000	44,688
		352,076
Cellular Telecom — 0.2%
Alltel Corp. Senior Notes 7.88% due 07/01/32	100,000	142,945
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	398,177
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	93,000	98,115
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	190,000	183,350
Sprint Nextel Corp. Senior Notes 9.13% due 03/01/17*	45,000	44,775
		867,362
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.13% due 11/15/21	200,000	205,749
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	270,000	282,523
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	175,000	198,156
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	7,000	7,241
		693,669
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/20*	100,000	104,000
Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	231,000	279,173
Ecolab, Inc. Senior Notes 3.00% due 12/08/16	380,000	395,121

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	$112,000	$141,388
		815,682
Coal — 0.0%
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	40,000	27,200
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	105,000	80,062
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	30,000	29,400
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	80,000	82,200
		218,862
Commercial Services-Finance — 0.0%
Alliance Data Systems Corp. Senior Notes 6.38% due 04/01/20*	50,000	50,875
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	114,683
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	32,550
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	205,000	203,356
International Business Machines Corp. Senior Notes 1.95% due 07/22/16	345,000	354,025
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	300,000	367,006
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	267,535
		1,339,155
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	427,000	426,737
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	600,000	616,321
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/20	200,000	199,144
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/21	230,000	236,033

Security Description	Principal Amount	Value (Note 3)
Computers (continued)
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/21	$300,000	$313,840
		1,792,075
Consumer Products-Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	50,000	36,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	215,000	231,125
		267,375
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	48,000	53,040
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	42,400
		95,440
Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	37,740
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/16*	100,000	105,000
		142,740
Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. Senior Notes 1.45% due 08/15/16	385,000	388,718
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	48,375
		437,093
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	40,000	42,000
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/22*	25,000	24,625
		66,625
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	65,000	70,850
Diversified Banking Institutions — 3.7%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.29% due 06/01/56	110,000	77,129
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	704,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	$759,000	$763,546
Bank of America Corp. Senior Notes 3.88% due 03/22/17	1,185,000	1,191,535
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	190,000	194,272
Bank of America Corp. Senior Notes 5.63% due 07/01/20	150,000	156,380
Bank of America Corp. Senior Notes 5.65% due 05/01/18	620,000	661,851
Bank of America Corp. Senior Notes 5.70% due 01/24/22	595,000	629,857
Bank of America Corp. Senior Notes 5.75% due 12/01/17	425,000	455,810
Bank of America Corp. Senior Notes 5.88% due 01/05/21	680,000	719,331
Bank of America Corp. Senior Notes 5.88% due 02/07/42	140,000	139,245
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	381,206
Bank of America Corp. Senior Notes 7.63% due 06/01/19	480,000	553,496
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	185,000	191,804
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	273,000	282,727
Citigroup, Inc. Senior Notes 5.13% due 05/05/14	100,000	105,452
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	160,000	171,666
Citigroup, Inc. Senior Notes 5.88% due 01/30/42	35,000	36,265
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	480,000	535,757
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	600,000	672,592
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	659,000	633,346

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	$420,000	$444,327
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	100,000	115,460
Citigroup, Inc. Notes 8.50% due 05/22/19	135,000	166,439
GMAC LLC Sub. Notes 8.00% due 12/31/18	50,000	53,125
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	1,095,000	1,114,321
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	265,000	262,328
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/22	200,000	205,748
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,041
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	420,000	453,025
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	383,631
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	140,000	138,271
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	372,522
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	295,000	288,237
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	337,048
JPMorgan Chase & Co. FRS Sub. Notes 1.53% due 09/01/15	313,000	310,114
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	275,000	275,702
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	135,000	140,759
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	100,000	102,387
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	400,000	408,694
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	103,741

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Notes 4.63% due 05/10/21	$225,000	$235,141
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	642,949
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	163,180
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	360,000	382,252
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	173,521
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	286,451
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	259,991
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(4)	360,000	394,387
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	130,580
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.50% due 05/15/77	50,000	37,089
JPMorgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	400,000	402,240
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	294,746
Morgan Stanley Senior Notes 4.75% due 03/22/17	215,000	215,072
Morgan Stanley Senior Notes 5.45% due 01/09/17	200,000	204,249
Morgan Stanley Senior Notes 5.55% due 04/27/17	220,000	225,129
Morgan Stanley Senior Notes 5.63% due 09/23/19	250,000	247,105
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	156,997
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	157,957
Morgan Stanley Senior Notes 6.63% due 04/01/18	1,320,000	1,389,978

Security Description	Principal Amount	Value (Note 3)
Diversified Banking Institutions (continued)
NationsBank Corp. Sub. Notes 7.25% due 10/15/25	$39,000	$40,895
		21,098,096
Diversified Financial Services — 1.0%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	275,000	311,264
General Electric Capital Corp. Senior Notes 2.95% due 05/09/16	1,425,000	1,486,446
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	200,000	212,864
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	255,000	276,173
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	277,894
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,575,000	1,825,562
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	571,000	627,663
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	150,000	169,861
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	315,000	376,345
		5,564,072
Diversified Manufacturing Operations — 0.2%
3M Co. Senior Notes 1.38% due 09/29/16	145,000	145,966
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	58,980
Harsco Corp. Senior Notes 2.70% due 10/15/15	247,000	252,873
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/22*	26,000	26,747
Textron, Inc. Senior Notes 4.63% due 09/21/16	390,000	411,746
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	274,207
		1,170,519
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	149,000	167,432

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	$97,000	$109,246
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	124,000	134,806
Edison Mission Energy Senior Notes 7.63% due 05/15/27	50,000	29,625
		273,677
Electric-Integrated — 1.9%
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	135,466
Arizona Public Service Co. Senior Notes 4.50% due 04/01/42	118,000	115,632
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	136,968
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	196,000	196,085
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	280,875
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/42	300,000	295,813
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	110,340
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/21	486,000	536,197
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/41	25,000	26,228
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	255,839
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	200,000	233,288
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	450,000	464,678
Duke Energy Corp. Senior Notes 6.30% due 02/01/14	500,000	548,007
Edison International Senior Notes 3.75% due 09/15/17	550,000	577,016
Entergy Corp. Senior Notes 3.63% due 09/15/15	80,000	81,346

Security Description	Principal Amount	Value (Note 3)
Electric-Integrated (continued)
Entergy Corp. Senior Notes 4.70% due 01/15/17	$227,000	$236,426
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	187,000	190,310
Exelon Corp. Senior Notes 5.63% due 06/15/35	100,000	107,898
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	187,663
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	288,581
Georgia Power Co. Senior Notes 3.00% due 04/15/16	82,000	86,720
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	367,812
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	91,000	96,391
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/22(5)	283,000	301,948
John Sevier Combined Cycle Generation LLC Sec. Notes 4.63% due 01/15/42	118,000	121,599
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	528,941
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	600,291
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	37,557	38,308
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	246,236
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	68,000	71,035
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	93,706
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/21	172,000	174,125
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	300,000	322,513
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	155,000	188,414

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/42	$275,000	$264,306
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	200,590
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	178,185
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	99,231
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	50,000	57,515
Progress Energy, Inc. Senior Notes 3.15% due 04/01/22	86,000	84,060
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	450,000	491,105
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	180,000	222,630
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	123,000	122,813
SCANA Corp. Senior Notes 4.13% due 02/01/22	99,000	99,050
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	173,758
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	197,757
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/22	165,000	163,361
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	118,895
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	76,000	72,747
		10,788,698
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17	300,000	334,948
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/18	150,000	181,329
		516,277

Security Description	Principal Amount	Value (Note 3)
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	$117,000	$122,850
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	24,000	27,360
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	50,000	58,125
		208,335
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	144,000	177,643
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/16	145,000	152,668
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	373,000	385,145
		537,813
Engineering/R&D Services — 0.1%
URS Corp. Senior Notes 3.85% due 04/01/17*	268,000	267,123
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 5.38% due 07/15/40	250,000	289,067
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	289,000	299,363
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	317,000	341,913
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	130,000	138,848
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	288,000	295,906
		1,076,030
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	101,567
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/16	1,250,000	1,284,397
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	61,939
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	91,267
		1,539,170

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.2%
John Deere Capital Corp. Senior Notes 1.40% due 03/15/17	$400,000	$397,112
John Deere Capital Corp. Senior Notes 3.15% due 10/15/21	135,000	137,363
SLM Corp. Senior Notes 5.63% due 08/01/33	150,000	128,063
SLM Corp. Senior Notes 6.25% due 01/25/16	205,000	213,200
SLM Corp. Senior Notes 7.25% due 01/25/22	75,000	78,362
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	81,000
		1,035,100
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.25% due 05/20/14	400,000	450,338
American Express Credit Corp. Senior Notes 2.80% due 09/19/16	700,000	719,181
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	105,159
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	72,000	72,450
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	44,703
		1,391,831
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	299,000	330,132
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	274,846
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(4)(8)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	202,000	212,689

Security Description	Principal Amount	Value (Note 3)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	$100,000	$95,180
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	72,000	78,583
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	80,000	81,600
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	188,000	184,173
		1,257,232
Finance-Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	257,000	265,500
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	225,000	235,782
		501,282
Finance-Other Services — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/16	125,000	129,698
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	303,198
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/15	123,000	123,150
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	165,000	163,350
		719,396
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	250,000	180,000
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/20*	50,000	51,375
Food-Misc. — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	414,000	439,261
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/16	400,000	434,691
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	364,154
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	250,000	301,581
		1,539,687

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	$149,000	$150,118
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*(6)(9)	2,422	1,150
Gas-Distribution — 0.2%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	163,788
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	126,000	126,491
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	111,768
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	76,836
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	201,377
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	136,175
Southern Union Co. Senior Notes 7.60% due 02/01/24	132,000	156,893
		973,328
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	90,000	94,950
Gold Mining — 0.2%
Newmont Mining Corp. Company Guar. Notes 3.50% due 03/15/22	864,000	832,387
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	85,000	74,588
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	55,000	59,812
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	80,000	73,600
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	100,000	100,250
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	180,000	177,300
		410,962

Security Description	Principal Amount	Value (Note 3)
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.25% due 08/15/16	$275,000	$284,600
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	333,188
		617,788
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/21	250,000	273,193
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	257,517
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/15	18,000	20,189
		550,899
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	102,208
Lincoln National Corp. Senior Notes 6.15% due 04/07/36	200,000	211,341
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/15*	575,000	574,481
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	133,089
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	291,405
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	200,000	215,897
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	55,195
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	127,649
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	237,000	257,266
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	88,454
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	137,397
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	132,000	163,473
		2,357,855

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.4%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	$250,000	$315,253
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	123,230
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	442,000	486,192
Kemper Corp. Senior Notes 6.00% due 05/15/17	165,000	176,014
MetLife, Inc. Senior Notes 6.38% due 06/15/34	350,000	430,613
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	372,000	375,943
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	200,000	253,305
		2,160,550
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	268,768
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	130,000	119,223
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	347,672
New York Life Global Funding Sec. Notes 1.30% due 01/12/15*	478,000	480,523
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	371,000	367,898
		1,584,084
Insurance-Property/Casualty — 0.0%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	170,000	231,168
Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.90% due 01/31/17	249,000	251,849
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	324,165
		576,014

Security Description	Principal Amount	Value (Note 3)
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	$46,000	$47,035
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	125,000	125,625
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	129,000	131,052
		256,677
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	300,000	407,987
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	100,000	101,274
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	203,234
Universal Hospital Services, Inc. FRS Sec. Notes 8.50% due 06/01/15(7)	100,000	102,375
		406,883
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.50% due 11/15/16	495,000	508,675
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	208,358
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/16	315,000	329,609
		1,046,642
Medical-Drugs — 0.2%
Aptalis Pharma, Inc. Company Guar. Notes 12.75% due 03/01/16	17,000	18,148
Johnson & Johnson Notes 5.55% due 08/15/17	190,000	231,461
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	300,000	323,864
Valeant Pharmaceuticals International Company Guar. Notes 6.50% due 07/15/16*	115,000	117,013
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/34	250,000	327,643
		1,018,129

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/22	$475,000	$483,433
Cigna Corp. Senior Notes 4.50% due 03/15/21	150,000	158,271
Cigna Corp. Senior Notes 6.15% due 11/15/36	65,000	72,323
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	193,000	211,266
UnitedHealth Group, Inc. Senior Notes 3.88% due 10/15/20	15,000	15,845
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	300,000	310,825
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	295,000	356,310
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	132,831
WellPoint, Inc. Senior Notes 5.25% due 01/15/16	500,000	560,382
		2,301,486
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	155,000	158,875
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/22	125,000	125,156
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	105,000	116,681
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	24,313
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/42	215,000	219,728
		644,753
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	322,777
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/22	530,000	509,022

Security Description	Principal Amount	Value (Note 3)
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	$90,000	$98,775
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	160,000	159,200
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	691,393
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	50,000	59,184
NBC Universal Media LLC Senior Notes 3.65% due 04/30/15	890,000	949,838
NBC Universal Media LLC Senior Notes 5.15% due 04/30/20	125,000	141,476
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	131,000	161,520
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	87,994
News America, Inc. Company Guar. Notes 6.15% due 02/15/41	185,000	211,925
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	170,057
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	279,000	306,218
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	182,406
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	105,365
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	232,781
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	198,000	264,500
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/22	200,000	207,743
Viacom, Inc. Senior Notes 4.38% due 09/15/14	300,000	323,446
Viacom, Inc. Senior Notes 4.50% due 02/27/42	50,000	47,304

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 6.13% due 10/05/17	$350,000	$417,987
		4,561,137
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	95,000	103,550
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	240,000	257,695
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	78,000	93,021
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	118,551
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	340,746
		810,013
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	49,996
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	203,044
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	262,193
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	112,919
		628,152
Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	421,000	540,450
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	60,000	60,450
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	200,886
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	300,000	345,869
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	226,624

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	$100,000	$115,760
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	75,000	78,937
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	35,000	37,275
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	160,000	164,800
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	100,000	105,750
Devon Energy Corp. Senior Notes 7.95% due 04/15/32	85,000	119,443
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	40,000	41,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	64,000	62,080
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	35,000	37,712
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	27,000	21,060
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	120,000	146,773
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	100,000	109,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	55,250
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	50,000	50,625
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	267,000	264,665
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	344,000	390,497
		2,634,456
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/32	300,000	363,952
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	400,000	531,246

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Hess Corp. Senior Notes 5.60% due 02/15/41	$250,000	$271,841
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	387,256
Phillips 66 Company Guar. Notes 2.95% due 05/01/17*	586,000	595,612
		2,149,907
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/15	215,000	230,878
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/20	200,000	229,778
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	108,840
		569,496
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	125,000	120,000
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	22,000	23,045
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	90,000	94,500
		237,545
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	178,000	198,698
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	318,000	350,737
International Paper Co. Senior Notes 6.00% due 11/15/41	153,000	166,077
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	243,491
International Paper Co. Senior Notes 7.95% due 06/15/18	200,000	251,315
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	135,000	137,531
		1,347,849

Security Description	Principal Amount	Value (Note 3)
Pharmacy Services — 0.3%
Aristotle Holding, Inc. Company Guar. Notes 2.10% due 02/12/15*	$812,000	$822,007
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	353,000	362,694
Aristotle Holding, Inc. Company Guar. Notes 4.75% due 11/15/21*	265,000	283,608
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	127,000	141,679
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/16	20,000	20,826
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/19	195,000	240,904
		1,871,718
Pipelines — 0.9%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/21	210,000	223,817
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22*	30,000	30,225
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/21	75,000	78,938
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	30,000	31,425
DCP Midstream LLC Senior Notes 9.70% due 12/01/13*	100,000	111,831
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	215,947
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	245,009
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	408,389
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	341,000	381,067
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/22	175,000	183,077
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	118,000	124,340
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	45,000	49,950

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	$56,000	$63,282
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	47,000	58,286
Enterprise Products Operating LLC Company Guar. Notes 5.60% due 10/15/14	200,000	220,875
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	150,000	178,011
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	150,000	153,000
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	325,477
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	87,605
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	85,000	90,312
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	144,748
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	140,000	127,571
Panhandle Eastern Pipeline Co. LP Senior Notes 6.20% due 11/01/17	225,000	256,473
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.65% due 06/01/22	254,000	249,359
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.15% due 06/01/42	129,000	126,021
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	250,000	285,849
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	345,346
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	92,475
		4,888,705
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	100,000	102,500
Private Corrections — 0.0%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	110,000	115,088

Security Description	Principal Amount	Value (Note 3)
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	$100,000	$106,250
Real Estate Investment Trusts — 1.0%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	105,000	108,477
Boston Properties LP Senior Notes 3.70% due 11/15/18	165,000	170,655
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	310,000	316,111
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	419,000	443,870
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	65,000
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	166,817
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	16,763
Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	280,843
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	205,000	225,500
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	172,500
HCP, Inc. Senior Notes 3.75% due 02/01/16	135,000	139,211
HCP, Inc. Senior Notes 3.75% due 02/01/19	65,000	64,618
HCP, Inc. Senior Notes 6.00% due 01/30/17	50,000	55,565
HCP, Inc. Senior Notes 6.30% due 09/15/16	300,000	336,647
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/19	720,000	715,563
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	97,000	100,786
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	152,451
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	82,979

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 4.75% due 10/01/20	$80,000	$82,091
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	121,088
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*	75,000	73,500
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	184,858
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	100,000	106,000
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	159,770
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	206,038
UDR, Inc. Company Guar. Notes 4.25% due 06/01/18	70,000	74,876
UDR, Inc. Company Guar. Notes 4.63% due 01/10/22	255,000	261,051
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/15	155,000	159,028
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	337,000	340,021
		5,382,677
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	183,371
AMB Property LP Company Guar. Notes 4.50% due 08/15/17	85,000	87,560
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	241,913
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	110,000	114,675
ProLogis LP Company Guar. Notes 6.63% due 05/15/18	200,000	227,668
		855,187
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	60,000	59,649

Security Description	Principal Amount	Value (Note 3)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	$100,000	$104,561
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	305,000	328,495
		492,705
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(6)(9)	70,000	7
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	60,000	65,100
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	100,000	101,211
ERAC USA Finance LLC Company Guar. Notes 2.75% due 03/15/17*	70,000	69,929
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	215,000	245,279
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/21	80,000	85,200
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	85,000	87,975
		654,694
Retail-Apparel/Shoe — 0.0%
Ltd. Brands, Inc. Company Guar. Notes 5.63% due 02/15/22	100,000	100,875
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	425,000	440,736
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	350,000	419,344
Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	350,000	376,021
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	133,000	151,247
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	705,000	853,310
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	350,604
		1,731,182

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	$520,000	$551,152
CVS Caremark Corp. Senior Notes 5.75% due 05/15/41	105,000	118,351
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	262,827
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	166,000	198,310
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	116,730	123,834
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	214,202	228,789
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28	194,498	213,246
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	100,000	115,125
		1,811,634
Retail-Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	40,000	41,250
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	50,000	56,810
		98,060
Retail-Propane Distribution — 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/22	30,000	30,600
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	40,820
Retail-Restaurants — 0.2%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/18	55,000	58,850
Landry's Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	75,000	83,531
McDonald's Corp. Senior Notes 2.63% due 01/15/22	500,000	493,899
McDonald's Corp. Senior Notes 3.70% due 02/15/42	379,000	350,365
		986,645

Security Description	Principal Amount	Value (Note 3)
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*	$125,000	$128,281
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	78,000	81,413
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	290,000	310,422
Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/47	176,000	178,408
University of Pennsylvania Senior Notes 4.67% due 09/01/12	373,000	367,155
		545,563
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	95,000	71,488
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18	50,000	53,000
Special Purpose Entities — 0.4%
FUEL Trust Sec. Notes 3.98% due 12/15/22*	216,000	219,149
FUEL Trust Sec. Notes 4.21% due 10/15/22*	674,000	691,711
Goldman Sachs Capital I Ltd. Guar. Notes 6.35% due 02/15/34	250,000	233,283
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	397,000	395,649
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	297,000	297,220
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	203,797
		2,040,809
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	150,000	144,750
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	40,000	41,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	$110,000	$114,125
		299,875
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	160,000	170,400
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 4.70% due 03/15/37	75,000	72,396
Corning, Inc. Senior Notes 4.75% due 03/15/42	50,000	48,420
		120,816
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	180,000	204,122
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	55,744
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	731,351
		991,217
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	187,000	194,279
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	501,000	498,032
AT&T, Inc. Senior Notes 3.00% due 02/15/22	274,000	268,524
AT&T, Inc. Senior Notes 3.88% due 08/15/21	235,000	248,560
AT&T Inc. Senior Notes 4.45% due 05/15/21	105,000	115,931
AT&T, Inc. Senior Notes 5.35% due 09/01/40	556,000	591,200
AT&T, Inc. Senior Notes 5.50% due 02/01/18	375,000	441,804
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	411,353

Security Description	Principal Amount	Value (Note 3)
Telephone-Integrated (continued)
BellSouth Corp. Senior Notes 6.55% due 06/15/34	$248,000	$283,099
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	110,000	102,790
CenturyLink, Inc. Senior Notes 5.80% due 03/15/22	475,000	463,842
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	150,000	153,976
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	244,000	230,803
CenturyLink, Inc. Senior Notes 7.65% due 03/15/42	358,000	336,382
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	5,050
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	85,000	89,887
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	17,200
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	46,000	48,415
SBC Communications Senior Notes 6.45% due 06/15/34	135,000	159,178
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	94,000	83,895
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	518,000	627,462
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	775,000	1,051,695
		6,229,078
Television — 0.1%
CBS Corp. Company Guar. Notes 3.38% due 03/01/22	178,000	171,827
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	285,180
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	229,920
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	90,540
		777,467

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	$100,000	$111,740
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	135,000	181,538
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	390,000	529,942
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	190,131
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/41	150,000	161,347
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	125,000	155,200
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/16	81,000	97,217
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	217,714
		1,644,829
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	386,000	364,921
CSX Corp. Senior Notes 4.25% due 06/01/21	95,000	101,785
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	197,000	220,260
		686,966
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.50% due 03/01/17	88,000	88,510
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	71,546
		160,056
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	80,000	88,000
Web Portals/ISP — 0.1%
Google, Inc. Senior Notes 3.63% due 05/19/21	400,000	434,190
Wire & Cable Products — 0.0%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	110,000	115,775

Security Description	Principal Amount	Value (Note 3)
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	$6,835	$7,257
Total U.S. Corporate Bonds & Notes (cost $143,821,550)		150,903,656
FOREIGN CORPORATE BONDS & NOTES — 9.1%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	119,117
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	234,687
Syngenta Finance NV Company Guar. Notes 4.38% due 03/28/42	130,000	130,693
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	383,405
		867,902
Banks-Commercial — 0.9%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	201,308
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	228,000	233,761
Barclays Bank PLC Senior Notes 5.00% due 09/22/16	200,000	215,112
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(4)	157,000	145,225
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	796,000	818,477
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(4)	94,000	87,890
Credit Suisse New York Senior Notes 3.50% due 03/23/15	775,000	807,757
DNB Bank ASA Senior Notes 3.20% due 04/03/17*	541,000	543,132
HBOS PLC Sub. Notes 6.75% due 05/21/18*	123,000	115,445
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/20*(4)	100,000	85,970
National Australia Bank/New York Senior Notes 2.75% due 03/09/17	253,000	251,703
Nordea Bank AB Senior Notes 2.25% due 03/20/15*	345,000	345,132

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Nordea Bank AB Senior Notes 3.13% due 03/20/17*	$271,000	$271,282
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	265,775
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(4)	84,000	88,536
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	123,000	123,830
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/22	180,000	174,073
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(4)	360,000	194,400
		4,968,808
Banks-Money Center — 0.3%
ABN Amro Bank NV FRS Senior Notes 2.32% due 01/30/14*	60,000	60,154
ABN Amro Bank NV Senior Notes 4.25% due 02/02/17*	290,000	294,208
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/22*	161,000	156,926
Lloyds TSB Bank PLC Company Guar. Notes 4.20% due 03/28/17	310,000	312,328
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	128,139
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	180,000	186,631
Mizuho Corporate Bank, Ltd. Company Guar. Notes 2.55% due 03/17/17*	275,000	274,973
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	190,000	201,651
		1,615,010
Banks-Special Purpose — 0.1%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	390,000	343,765
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.50% due 01/15/42*	150,000	150,797
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	300,000	332,252
		483,049

Security Description	Principal Amount	Value (Note 3)
Brewery — 0.1%
Heineken NV Senior Notes 3.40% due 04/01/22*	$374,000	$371,244
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/40	190,000	214,543
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	234,605
Nara Cable Funding, Ltd. Senior Sec. Notes 8.88% due 12/01/18*	75,000	71,250
		305,855
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	340,000	344,191
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	60,000	59,250
Vodafone Group PLC Senior Notes 1.63% due 03/20/17	625,000	616,254
		1,019,695
Chemicals-Diversified — 0.0%
LyondellBasell Industries NV Senior Notes 5.00% due 04/15/19*	40,000	40,000
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	5,000	5,800
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	228,747
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	95,000	104,025
Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 3.25% due 01/11/16	225,000	230,849
HSBC Holdings PLC Senior Notes 4.00% due 03/30/22	413,000	409,374
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	200,000	216,212
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	715,672

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	$150,000	$151,664
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	275,000	294,345
Royal Bank of Scotland Group PLC Sub. Notes 4.70% due 07/03/18	280,000	243,904
Royal Bank of Scotland Group PLC FRS Jr. Sub. Notes 7.65% due 09/30/31(4)	100,000	84,750
UBS AG Notes 3.88% due 01/15/15	250,000	260,087
UBS AG Notes 4.88% due 08/04/20	250,000	259,823
UBS AG Sub. Notes 5.88% due 07/15/16	385,000	405,802
		3,272,482
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 5.75% due 03/15/22*	176,000	171,160
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	100,000	110,000
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	425,896
		707,056
Diversified Minerals — 0.4%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/17*	175,000	175,187
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.63% due 02/24/17	337,000	335,315
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	100,000	123,704
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.00% due 04/01/17*	50,000	49,500
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*	50,000	49,875
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*	75,000	73,125
Teck Resources, Ltd. Company Guar. Notes 5.20% due 03/01/42	440,000	417,438

Security Description	Principal Amount	Value (Note 3)
Diversified Minerals (continued)
Vale Overseas, Ltd. Company Guar. Notes 4.38% due 01/11/22	$380,000	$381,689
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/17*	150,000	154,833
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/21*	263,000	275,530
		2,036,196
Diversified Operations — 0.2%
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/17*	444,000	449,407
Hutchison Whampoa International 0919, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	253,054
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	236,000	239,540
		942,001
Electric-Integrated — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	446,000	488,147
Enel Finance International NV Company Guar. Notes 6.80% due 09/15/37*	180,000	175,261
		663,408
Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/22	111,000	111,658
Philips Electronics NV Senior Notes 5.00% due 03/15/42	102,000	101,791
		213,449
Finance-Leasing Companies — 0.0%
Aircastle Ltd. Sr. Unsecured Notes 7.63% due 04/15/20*	11,000	11,000
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(4)	70,000	64,050
XL Group PLC Senior Notes 6.38% due 11/15/24	79,000	87,364
		151,414
Insurance-Property/Casualty — 0.0%
Mitsui Sumitomo Insurance Co., Ltd. FRS Sub. Notes 7.00% due 03/15/72*	83,000	83,678

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Reinsurance — 0.1%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	$237,000	$261,973
Investment Companies — 2.7%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	14,000,000	15,423,422
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	490,000	638,981
Metal Processors & Fabrication — 0.0%
Schaeffler Finance BV Senior Sec. Notes 7.75% due 02/15/17*	50,000	52,875
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	220,000	245,482
Inco, Ltd. Senior Bonds 7.75% due 05/15/12	60,000	60,386
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	248,197
		554,065
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21	375,000	404,581
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	160,000	171,081
Transocean, Inc. Company Guar. Notes 5.05% due 12/15/16	250,000	267,731
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	456,000	513,076
Transocean, Inc. Company Guar. Notes 6.50% due 11/15/20	120,000	134,175
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	246,000	275,108
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	127,000	144,169
		1,909,921
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	293,000	361,956
Canadian Natural Resources, Ltd. Senior Notes 1.45% due 11/14/14	220,000	222,955

Security Description	Principal Amount	Value (Note 3)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/17	$400,000	$473,689
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/21*	255,000	271,274
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	206,951
Encana Corp. Senior Notes 5.15% due 11/15/41	145,000	133,784
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	466,230
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*	50,000	52,875
Nexen, Inc. Senior Notes 6.20% due 07/30/19	100,000	116,054
Nexen, Inc. Senior Notes 6.40% due 05/15/37	348,000	382,618
Nexen, Inc. Senior Notes 7.50% due 07/30/39	286,000	351,166
		3,039,552
Oil Companies-Integrated — 1.2%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	648,000	670,388
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/21*	375,000	391,070
BP Capital Markets PLC Company Guar. Notes 1.70% due 12/05/14	200,000	203,635
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	779,000	799,026
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	549,000	580,275
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	200,000	214,498
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	404,000	443,790
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	156,000	206,841
Petrobras International Finance Co. Company Guar. Notes 3.50% due 02/06/17	75,000	76,873

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	$475,000	$511,451
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18	147,000	164,884
Petrobras International Finance Co. Company Guar. Notes 6.13% due 10/06/16	200,000	226,200
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	150,000	176,231
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	308,451
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	850,000	956,250
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	400,000	529,223
Total Capital International SA Company Guar. Notes 2.88% due 02/17/22	200,000	191,774
		6,650,860
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	210,000	209,696
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	542,000	538,157
		747,853
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	109,000	118,265
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	171,000	176,747
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(7)	75,000	78,000
Telesat Canada/Telesat LLC Company Guar. Notes 11.00% due 11/01/15	33,000	35,227
		113,227
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 4.50% due 02/25/17	300,000	300,878
ArcelorMittal Senior Notes 5.50% due 03/01/21	125,000	122,684

Security Description	Principal Amount	Value (Note 3)
Steel-Producers (continued)
ArcelorMittal Senior Notes 6.13% due 06/01/18	$100,000	$105,071
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	90,246
		618,879
Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	125,000	127,500
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/17*(7)	100,000	88,500
		216,000
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/42*	280,000	264,513
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	577,276
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	125,000	121,875
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	375,000	376,578
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	125,000	124,420
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19	270,000	305,847
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	35,000	34,694
		1,805,203
Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	115,000	119,887
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	136,407
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	266,000	274,514
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	214,000	220,380
		494,894
Total Foreign Corporate Bonds & Notes (cost $50,242,581)		51,728,138

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
FOREIGN GOVERNMENT AGENCIES — 1.6%
Regional Authority — 0.2%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	$326,000	$346,833
Province of Ontario, Canada Senior Notes 3.00% due 07/16/18	700,000	740,999
		1,087,832
Sovereign — 1.4%
Federal Republic of Brazil Senior Bonds 4.88% due 01/22/21	150,000	169,800
Federal Republic of Brazil Senior Bonds 5.88% due 01/15/19	400,000	478,400
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	220,000	301,950
Federal Republic of Brazil Senior Bonds 8.00% due 01/15/18	333,333	397,833
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	500,000	706,750
Government of Canada Senior Bonds 0.88% due 02/14/17	236,000	233,139
Republic of Colombia Senior Notes 4.38% due 07/12/21	200,000	217,500
Republic of Colombia Senior Notes 6.13% due 01/18/41	189,000	231,525
Republic of Croatia Senior Notes 6.75% due 11/05/19	200,000	200,750
Republic of Indonesia Senior Notes 4.88% due 05/05/21	200,000	216,750
Republic of Indonesia Notes 5.25% due 01/17/42*	270,000	283,163
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	271,425
Romanian Government Senior Bonds 6.75% due 02/07/22*	300,000	313,500
Republic of Sri Lanka Senior Bonds 6.25% due 07/27/21	200,000	199,054
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	675,500
Russian Federation Bonds 3.25% due 04/04/17*	600,000	600,300

Security Description	Principal Amount	Value (Note 3)
Sovereign (continued)
Russian Federation Senior Notes 5.63% due 04/04/42*	$400,000	$396,800
Russian Federation Senior Notes 7.50% due 03/31/30(5)	334,000	399,547
State of Qatar Senior Bonds 4.50% due 01/20/22*	350,000	365,330
United Mexican States Senior Notes 3.63% due 03/15/22	500,000	511,250
United Mexican States Senior Notes 4.75% due 03/08/44	646,000	633,080
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	229,500
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	135,630
United Mexican States Senior Notes 6.75% due 09/27/34	115,000	147,775
		8,316,251
Total Foreign Government Agencies (cost $8,864,288)		9,404,083
U.S. GOVERNMENT AGENCIES — 27.0%
Federal Home Loan Bank — 0.8%
1.25% due 12/12/14	660,000	669,557
1.88% due 06/21/13	1,380,000	1,406,855
3.38% due 02/27/13	2,635,000	2,709,697
		4,786,109
Federal Home Loan Mtg. Corp. — 2.4%
1.00% due 08/27/14	1,414,000	1,432,283
2.00% due 08/25/16	548,000	569,697
3.75% due 03/27/19	796,000	893,176
4.00% due 05/01/40	888,897	937,961
4.00% due 02/01/41	1,824,754	1,910,648
4.50% due 01/15/13	1,144,000	1,182,473
4.50% due 01/01/39	136,001	144,313
4.50% due 04/01/40	1,683,938	1,809,741
4.50% due 08/01/40	124,107	131,673
5.00% due 07/01/35	67,686	73,009
5.00% due 11/01/36	160,031	172,616
5.00% due 12/01/36	349,770	377,276
5.00% due 01/01/37	106,775	115,171
5.00% due 03/01/38	132,888	143,256
5.50% due 07/01/37	220,091	239,554
5.50% due 08/01/37	14,029	15,270
5.50% due 09/01/37	204,232	222,293
5.50% due 10/01/37	923,991	1,005,701
5.50% due 05/01/38	536,850	584,158
5.50% due 10/01/38	144,697	157,447
6.00% due 11/01/37	108,523	119,821
6.25% due 07/15/32	206,000	285,376
6.50% due 03/01/37	152,306	170,888

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 11/01/37	$155,438	$174,402
6.75% due 03/15/31	100,000	143,957
FREMF Mtg. Trust VRS Series 2011-K701, Class X2 0.20% due 12/25/17*(1)(3)	12,342,818	111,838
Federal Home Loan Mtg. Corp., Structured Pass-Thru VRS Series K701, Class X1 0.46% due 11/25/17(1)(3)	2,433,795	36,105
Series K013, Class X1 0.84% due 01/25/21(1)(3)	2,491,463	104,876
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(1)	441,136	488,288
		13,753,267
Federal National Mtg. Assoc. — 6.7%
zero coupon due 10/09/19	602,000	465,539
0.63% due 10/30/14	1,505,000	1,511,023
1.63% due 10/26/15	750,000	772,544
2.38% due 04/11/16	1,245,000	1,314,871
3.50% due 12/01/41	725,191	745,485
3.50% due 01/01/42	498,273	512,216
3.50% due 02/01/42	698,974	718,534
4.00% due 06/01/39	385,330	410,229
4.00% due 09/01/40	609,451	639,404
4.00% due 10/01/40	875,649	918,685
4.00% due 03/01/41	958,411	1,005,515
4.00% due 08/01/41	3,746,419	3,932,304
4.50% due 10/01/24	275,939	295,509
4.50% due 01/01/39	104,417	111,092
4.50% due 06/01/39	590,460	636,141
4.50% due 11/01/39	4,080,095	4,436,548
4.50% due 07/01/41	2,082,498	2,222,133
5.00% due 03/15/16	92,000	106,385
5.00% due 05/01/40	3,333,728	3,648,120
5.00% due 07/01/40	2,294,167	2,479,330
5.50% due 11/01/22	64,907	70,743
5.50% due 07/01/23	552,052	601,692
5.50% due 08/01/34	355,043	389,563
5.50% due 03/01/35	675,303	740,962
5.50% due 11/01/36	599,239	654,412
5.50% due 12/01/36	6,821	7,449
5.50% due 03/01/37	94,829	103,412
5.50% due 08/01/37	276,100	303,419
5.50% due 06/01/38	1,072,072	1,169,104
5.50% due 07/01/38	458,816	500,343
6.00% due 10/01/36	816,797	902,284
6.00% due 11/01/37	1,785,919	1,969,489
6.00% due 07/01/38	347,289	382,986
6.50% due 07/01/36	122,112	137,174
6.50% due 09/01/37	313,002	353,077
6.50% due 10/01/37	260,198	293,459
6.50% due 10/01/38	213,977	241,173
6.50% due 02/01/39	175,486	197,790
6.63% due 11/15/30	871,000	1,235,818

Security Description	Principal Amount	Value (Note 3)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(1)	$468,228	$511,544
		37,647,500
Government National Mtg. Assoc. — 16.8%
4.00% due 03/15/39	371,222	399,205
4.00% due 05/15/39	60,411	64,965
4.00% due 06/15/39	965,362	1,038,134
4.00% due 10/15/39	129,464	139,224
4.00% due 12/15/39	583,908	627,924
4.00% due 09/15/40	1,284,170	1,382,572
4.00% due 10/15/40	100,228	107,847
4.00% due 11/15/40	3,261,315	3,509,144
4.00% due 12/15/40	1,344,539	1,446,735
4.00% due 01/15/41	2,143,297	2,305,534
4.00% due 02/15/41	442,433	475,923
4.00% due 03/15/41	12,328,646	13,261,870
4.00% due 06/15/41	502,327	540,443
4.00% due 07/15/41	52,632	56,616
4.00% due 08/15/41	2,894,330	3,113,418
4.00% due 09/15/41	638,559	686,895
4.00% due 11/15/41	395,696	425,649
4.00% due 12/15/41	1,393,462	1,498,941
4.50% due 04/15/18	78,079	83,533
4.50% due 05/15/18	530,791	578,221
4.50% due 08/15/18	24,723	26,932
4.50% due 09/15/18	228,894	249,347
4.50% due 10/15/18	853,217	930,205
4.50% due 09/15/33	213,448	233,753
4.50% due 03/15/39	580,824	633,716
4.50% due 05/15/39	2,336,403	2,549,163
4.50% due 06/15/39	8,597,381	9,380,289
4.50% due 07/15/39	135,607	147,956
4.50% due 09/15/39	498,030	543,382
4.50% due 10/15/39	524,813	572,604
4.50% due 11/15/39	21,246	23,180
4.50% due 01/15/40	195,903	213,804
4.50% due 02/15/40	478,483	522,205
4.50% due 03/15/40	236,936	258,586
4.50% due 04/15/40	12,106	13,212
4.50% due 05/15/40	4,948,971	5,401,188
4.50% due 06/15/40	3,070,333	3,350,888
4.50% due 07/15/40	100,203	109,798
4.50% due 08/15/40	697,932	761,706
4.50% due 09/15/40	1,367,610	1,492,576
4.50% due 12/15/40	418,780	459,140
4.50% due 03/15/41	417,515	455,623
4.50% due 04/15/41	596,575	651,087
4.50% due 05/15/41	511,221	558,046
4.50% due 06/15/41	8,172,648	8,919,464
4.50% due 07/15/41	578,934	631,835
4.50% due 08/15/41	2,565,771	2,806,907
5.00% due 06/15/33	12,050	13,345
5.00% due 08/15/33	75,509	83,796
5.00% due 09/15/33	111,387	123,363
5.00% due 10/15/33	79,523	88,074
5.00% due 11/15/33	9,960	11,109

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/34	$273,750	$303,183
5.00% due 05/15/35	8,475	9,381
5.00% due 09/15/35	11,783	13,042
5.00% due 11/15/35	422,894	468,760
5.00% due 02/15/36	349,462	386,381
5.00% due 02/20/36	772,676	854,305
5.00% due 03/15/36	138,577	153,217
5.00% due 05/15/36	301,232	333,055
5.00% due 06/15/36	237,735	264,254
5.00% due 08/15/36	22,124	24,462
5.00% due 07/15/38	1,047,509	1,158,173
5.00% due 08/15/38	3,445,319	3,809,302
5.50% due 02/15/32	15,622	17,570
5.50% due 03/15/32	18,596	21,002
5.50% due 12/15/32	19,181	21,572
5.50% due 01/15/33	10,175	11,437
5.50% due 02/15/33	64,951	73,013
5.50% due 03/15/33	258,494	290,682
5.50% due 04/15/33	786,065	883,646
5.50% due 05/15/33	6,570	7,385
5.50% due 06/15/33	1,029,690	1,157,575
5.50% due 07/15/33	939,008	1,056,873
5.50% due 08/15/33	174,236	195,855
5.50% due 09/15/33	24,173	27,279
5.50% due 11/15/33	152,603	171,538
5.50% due 12/15/33	7,899	8,884
5.50% due 01/15/34	349,998	392,770
5.50% due 02/15/34	161,272	181,384
6.00% due 04/15/28	374,860	424,458
6.00% due 01/15/29	39,515	45,094
6.00% due 03/15/29	28,374	32,379
6.00% due 11/15/31	19,083	21,717
6.00% due 12/15/31	54,418	61,930
6.00% due 04/15/32	51,693	58,732
6.00% due 08/15/32	7,429	8,441
6.00% due 09/15/32	43,336	49,236
6.00% due 10/15/32	175,522	199,423
6.00% due 11/15/32	62,307	70,917
6.00% due 01/15/33	9,813	11,137
6.00% due 02/15/33	111,469	126,509
6.00% due 03/15/33	37,081	42,084
6.00% due 09/15/33	47,087	53,543
6.00% due 01/15/34	241,785	274,081
6.00% due 03/15/34	86,104	97,829
6.00% due 05/15/34	33,783	38,447
6.00% due 07/15/34	37,902	42,850
6.00% due 08/15/34	400,143	454,130
6.00% due 09/15/34	46,779	53,237
6.00% due 11/15/34	214,586	242,600
6.00% due 03/15/35	141,286	159,761
6.00% due 08/15/35	202,312	229,252
6.00% due 01/15/36	115,944	130,899
6.00% due 02/15/36	113,682	128,345
6.00% due 04/15/36	210,288	237,411
6.00% due 05/15/36	127,091	143,586
6.00% due 06/15/36	379,569	428,526
6.00% due 07/15/36	88,482	99,895

Security Description	Principal Amount	Value (Note 3)
Government National Mtg. Assoc. (continued)
6.00% due 08/15/36	$298,511	$336,770
6.00% due 09/15/36	329,065	371,529
6.00% due 10/15/36	549,412	621,379
6.00% due 11/15/36	213,687	241,249
6.00% due 12/15/36	67,733	76,469
6.00% due 10/15/39	2,771,608	3,129,095
6.50% due 09/15/28	9,371	10,788
6.50% due 09/15/31	25,755	30,000
6.50% due 10/15/31	11,571	13,509
6.50% due 11/15/31	2,889	3,359
6.50% due 12/15/31	11,757	13,667
7.50% due 09/15/30	25,337	26,382
		95,095,697
Tennessee Valley Authority — 0.3%
4.75% due 08/01/13	1,511,000	1,600,087
Total U.S. Government Agencies (cost $146,620,466)		152,882,660
U.S. GOVERNMENT TREASURIES — 24.6%
United States Treasury Bonds — 6.0%
0.75% due 02/15/42 TIPS(11)	118,352	112,813
2.13% due 02/15/40 TIPS(11)	335,536	441,204
2.13% due 02/15/41 TIPS(11)	366,355	483,102
3.13% due 11/15/41	547,000	524,693
3.75% due 08/15/41	715,000	772,982
3.88% due 08/15/40	1,577,000	1,744,310
4.25% due 05/15/39	112,000	131,950
4.38% due 02/15/38	1,183,000	1,420,524
4.38% due 11/15/39	1,401,000	1,683,388
4.38% due 05/15/40	953,000	1,145,238
4.50% due 05/15/38	82,000	100,373
4.63% due 02/15/40	1,205,000	1,504,932
4.75% due 02/15/41	3,064,000	3,905,163
5.25% due 11/15/28	77,000	100,617
5.38% due 02/15/31	500,000	672,500
6.13% due 11/15/27	544,000	768,740
6.25% due 08/15/23	1,613,000	2,234,005
6.38% due 08/15/27	1,217,000	1,755,712
6.75% due 08/15/26	377,000	556,664
7.88% due 02/15/21	1,267,000	1,881,000
8.13% due 08/15/19	66,000	95,870
8.13% due 05/15/21	22,000	33,291
8.75% due 05/15/17	1,725,000	2,384,947
8.75% due 05/15/20	1,035,000	1,580,316
8.75% due 08/15/20	1,389,000	2,135,479
9.00% due 11/15/18	3,800,000	5,622,218
9.13% due 05/15/18	55,000	80,364
		33,872,395
United States Treasury Notes — 18.6%
0.50% due 11/30/12	3,208,000	3,214,641
0.88% due 11/30/16	2,929,000	2,916,643
0.88% due 02/28/17	2,000,000	1,985,938
1.00% due 10/31/16	3,781,000	3,790,452
1.25% due 08/31/15	1,641,000	1,675,743
1.25% due 09/30/15	1,716,000	1,751,259
1.25% due 10/31/15	2,771,000	2,826,204
1.38% due 04/15/12	2,643,000	2,644,136

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.38% due 11/30/15	$1,100,000	$1,126,468
1.38% due 02/28/19	3,750,000	3,696,679
1.50% due 08/31/18	3,224,000	3,232,814
1.75% due 07/31/15	2,604,000	2,700,226
1.88% due 08/31/17	3,673,000	3,807,292
1.88% due 10/31/17	984,000	1,018,363
2.00% due 01/31/16	2,932,000	3,070,584
2.00% due 11/15/21	1,616,000	1,590,876
2.00% due 02/15/22	3,761,000	3,688,717
2.13% due 08/15/21	6,980,000	6,975,093
2.25% due 01/31/15	2,407,000	2,524,153
2.38% due 02/28/15	5,244,000	5,522,587
2.50% due 04/30/15	3,705,000	3,923,825
2.63% due 04/30/16	4,193,000	4,495,684
2.63% due 08/15/20	922,000	972,062
2.75% due 02/15/19	461,000	496,620
3.13% due 05/15/19	2,092,000	2,303,652
3.13% due 05/15/21	13,000	14,150
3.38% due 11/30/12	1,565,000	1,597,890
3.38% due 11/15/19	856,000	955,644
3.50% due 05/15/20	815,000	916,748
3.63% due 08/15/19	32,000	36,317
3.63% due 02/15/20	4,850,000	5,501,719
3.88% due 05/15/18	35,000	40,184
4.00% due 11/15/12	3,060,000	3,132,198
4.00% due 02/15/14	464,000	495,429
4.00% due 02/15/15	5,228,000	5,744,673
4.00% due 08/15/18	49,000	56,790
4.25% due 08/15/13	2,053,000	2,163,749
4.25% due 11/15/13	1,096,000	1,165,484
4.25% due 11/15/14	3,985,000	4,374,159
4.25% due 08/15/15	831,000	931,110
4.25% due 11/15/17	116,000	135,022
4.50% due 05/15/17	50,000	58,500
4.75% due 05/15/14	5,770,000	6,300,119
		105,570,596
Total U.S. Government Treasuries (cost $134,438,448)		139,442,991
MUNICIPAL BONDS & NOTES — 1.1%
U.S. Municipal Bonds & Notes — 1.1%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/49	230,000	300,861
California State General Obligation Bonds 4.85% due 10/01/14	125,000	134,980
California State General Obligation Bonds 7.30% due 10/01/39	300,000	375,627
California State General Obligation Bonds 7.55% due 04/01/39	475,000	616,303
California State General Obligation Bonds 7.60% due 11/01/40	180,000	235,861

Security Description	Shares/ Principal Amount	Value (Note 3)
U.S. Municipal Bonds & Notes (continued)
California State General Obligation Bonds 7.63% due 03/01/40	$305,000	$397,250
California State Public Works Board Revenue Bonds 8.36% due 10/01/34	125,000	154,632
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/39	215,000	259,492
Metropolitan Transportation Authority Revenue Bonds 6.09% due 11/15/40	130,000	156,243
Metropolitan Transportation Authority Revenue Bonds 7.34% due 11/15/39	75,000	104,910
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/41	95,000	129,964
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	226,264
New York State Dormitory Authority Revenue Bonds 5.63% due 03/15/39	30,000	35,849
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	385,000	494,914
Ohio State University Revenue Bonds 4.80% due 06/01/2111	434,000	445,497
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	315,000	335,897
Port Authority of New York & New Jersey Revenue Bonds 5.65% due 11/01/40	15,000	17,695
Port Authority of New York & New Jersey Revenue Bonds 5.86% due 12/01/24	280,000	355,023
State of Illinois General Obligation Bonds 5.10% due 06/01/33	120,000	113,119
State of Illinois General Obligation Bonds 5.67% due 03/01/18	295,000	321,771
State of Illinois General Obligation Bonds 5.88% due 03/01/19	295,000	324,462
University of California Revenue Bonds 6.55% due 05/15/48	450,000	564,309
Total Municipal Bonds & Notes (cost $5,481,808)		6,100,923
EXCHANGE-TRADED FUNDS — 0.6%
iShares Barclays 1-3 Year Treasury Bond Fund	15,378	1,296,673
iShares Barclays 3-7 Year Treasury Bond Fund	9,703	1,175,033

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Shares	Value (Note 3)
EXCHANGE-TRADED FUNDS (continued)
iShares Barclays 7-10 Year Treasury Bond Fund	3,786	$391,018
iShares Barclays 10-20 Year Treasury Bond Fund	1,062	135,681
iShares Barclays 20+ Year Treasury Bond Fund	2,703	303,277
Total Exchange-Traded Funds (cost $3,308,981)		3,301,682
COMMON STOCK — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.† (cost $0)	1,980	1,782
PREFERRED STOCK — 0.3%
Banks-Money Center — 0.0%
UBS Preferred Funding Trust IV FRS Series D 0.94%	645	10,275
Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%	280	221,200
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	211	175,783
Goldman Sachs Group, Inc. 6.13%	26,600	672,980
Goldman Sachs Group, Inc. 6.50%	13,107	335,932
		1,184,695
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.52%	1,020	101,133
Telecom Services — 0.0%
Qwest Corp. 7.00%	7,700	195,580
Total Preferred Stock (cost $1,686,941)		1,712,883
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(6)(9)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(6)(9)(12)	11	2,750
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(6)(9)(12)	11	1,650
Total Warrants (cost $181)		4,400
Total Long-Term Investment Securities (cost $510,011,434)		531,036,947

Security Description	Principal Amount	Value (Note 3)
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $603,000 and collateralized by $600,000 of United States Treasury Notes, bearing interest at 1.50%, due 06/30/16 and having an approximate value of $618,750	$603,000	$603,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $5,898,000 and collateralized by $5,750,000 of United States Treasury Notes, bearing interest at 3.38%, due 06/30/13 and having an approximate value of $6,021,021	5,898,000	5,898,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	575,000	575,000
BNP Paribas SA Joint Repurchase Agreement(13)	735,000	735,000
Deutsche Bank AG Joint Repurchase Agreement(13)	130,000	130,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	735,000	735,000
State Street Bank & Trust Co. Joint Repurchase Agreement(13)	27,096,000	27,096,000
UBS Securities LLC Joint Repurchase Agreement(13)	655,000	655,000
Total Repurchase Agreements (cost $36,427,000)		36,427,000
TOTAL INVESTMENTS (cost $546,438,434)(14)	100.2%	567,463,947
Liabilities in excess of other assets	(0.2)	(1,199,071)
NET ASSETS	100.0%	$566,264,876

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $47,499,075 representing 8.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Commercial Mortgage Backed Security

(3)  Interest Only

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $5,557 representing 0.0% of net assets.

(7)  Income may be received in cash or additional bonds at the discretion of the issuer.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(8)  Bond in default

(9)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(10)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(11)  Principal amount of security is adjusted for inflation.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Diversified Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/11	11	$—	$2,750	$250	0.00%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00) Warrants	11/11/10	11	—	1,650	150	0.00
				$4,400		0.00%

(13)  See Note 3 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

FDIC — Federal Deosit Insurance Corporation

TIPS — Treasury Inflation Protected Security

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2012 and unless otherwise noted, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2012	Unrealized Appreciation (Depreciation)
2	Long	U.S. Treasury 5 YR Notes	June 2012	$246,672	$245,078	$(1,594)
70	Short	U.S. Treasury 10 YR Notes	June 2012	9,151,016	9,063,906	87,110
19	Long	U.S. Long Bonds	June 2012	2,617,250	2,617,250	—
8	Short	U.S. Ultra Bonds	June 2012	1,233,549	1,207,750	25,799
						$111,315

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$15,553,749	$—	$15,553,749
U.S. Corporate Bonds & Notes	—	150,411,156	492,500	150,903,656
Foreign Corporate Bonds & Notes	—	51,728,138	—	51,728,138
Foreign Government Agencies	—	9,404,083	—	9,404,083
U.S. Government Agencies	—	152,882,660	—	152,882,660
U.S. Government Treasuries	—	139,442,991	—	139,442,991
Municipal Bonds & Notes	—	6,100,923	—	6,100,923
Exchange Traded Funds	3,301,682	—	—	3,301,682
Common Stock	1,782	—	—	1,782
Preferred Stock	1,537,100	175,783	—	1,712,883
Warrants	—	—	4,400	4,400
Repurchase Agreements	—	36,427,000	—	36,427,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	112,909	—	—	112,909
Total	$4,953,473	$562,126,483	$496,900	$567,576,856
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$1,594	$—	$—	$1,594

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	U.S. Government Agencies	Warrants
Balance as of 3/31/2011	$796,698	$126,735	$3,410
Accrued discounts	2,285	—	—
Accrued premiums	—	—	—
Realized gain	5,464	—	—
Realized loss	(11,566)	(843)	—
Change in unrealized appreciation(1)	30,299	4,058	990
Change in unrealized depreciation(1)	(9,447)	—	—
Net purchases	1,229	—	—
Net sales	(322,462)	(18,112)	—
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	(111,838)	—
Balance as of 3/31/2012	$492,500	$—	$4,400

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

U.S. Corporate Bonds & Notes	U.S. Government Agencies	Warrants
$4,236	$—	$990

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
United States Treasury Notes	46.6%
Sovereign	37.4
Repurchase Agreements	9.4
Federal Home Loan Mtg. Corp.	2.7
Paper & Related Products	0.1
96.2%

*  Calculated as a percentage of net assets

Credit Quality†#
Aaa	93.8%
A	1.9
Baa	4.3
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Principal Amount(7)		Value (Note 3)
FOREIGN GOVERNMENT AGENCIES(1) — 13.2%
Sovereign — 13.2%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20	EUR	11,006,090	$17,162,474
Government of Canada Bonds 4.25% due 12/01/21	CAD	2,469,539	3,498,652
Mexican Udibonos Bonds 2.50% due 12/10/20	MXN	91,465,044	7,137,945
Mexican Udibonos Bonds 4.50% due 12/18/14	MXN	84,412,470	7,074,329
Swedish Government Bonds 3.50% due 12/01/15	SEK	89,371,400	15,305,073
Total Foreign Government Agencies (cost $48,289,627)			50,178,473
FOREIGN GOVERNMENT TREASURIES(1) — 24.2%
Sovereign — 24.2%
Australian Government Senior Bonds 4.00% due 08/20/15	AUD	11,658,638	13,238,719
French Government Bonds 1.60% due 07/25/15	EUR	4,897,318	7,106,327
French Government Bonds 2.25% due 07/25/20	EUR	19,638,198	29,279,431
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19	EUR	5,067,253	6,311,476
United Kingdom Gilt Bonds 1.25% due 11/22/17	GBP	6,666,132	12,429,257
United Kingdom Gilt Bonds 1.88% due 11/22/22	GBP	5,324,408	10,826,894
United Kingdom Gilt Bonds 2.50% due 07/26/16	GBP	6,720,589	12,679,164
Total Foreign Government Treasuries (cost $84,644,305)			91,871,268
U.S. GOVERNMENT AGENCIES — 2.7%
Federal Home Loan Mtg. Corp. — 2.7%
3.75% due 03/27/19 (cost $9,559,908)		9,100,000	10,210,928
U.S. GOVERNMENT TREASURIES(1) — 46.6%
United States Treasury Notes — 46.6%
0.13% due 04/15/16 TIPS		30,442,841	32,155,251
0.13% due 01/15/22 TIPS		10,238,497	10,481,661
0.50% due 04/15/15 TIPS		14,144,175	14,995,032
0.63% due 07/15/21 TIPS		11,211,771	12,130,609
1.13% due 01/15/21 TIPS		10,955,912	12,332,248
1.25% due 04/15/14 TIPS		8,620,584	9,143,207
1.38% due 01/15/20 TIPS		8,279,437	9,509,066
1.63% due 01/15/15 TIPS		18,664,003	20,336,465
1.63% due 01/15/18 TIPS		6,409,665	7,366,109

Security Description	Shares/ Principal Amount(7)	Value (Note 3)
United States Treasury Notes (continued)
1.88% due 07/15/13 TIPS	$11,691,676	$12,305,489
1.88% due 07/15/19 TIPS	5,094,816	6,055,270
2.00% due 01/15/14 TIPS	12,633,362	13,501,906
2.00% due 01/15/16 TIPS	2,940,290	3,320,689
2.13% due 01/15/19 TIPS	10,925,253	13,074,458
Total U.S. Government Treasuries (cost $169,909,756)		176,707,460
COMMON STOCK — 0.1%
Food-Misc. — 0.0%
Wornick Co.†(2)(3)	765	96,191
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	25	333,808
Printing-Commercial — 0.0%
Quad Graphics, Inc.	49	681
Total Common Stock (cost $162,682)		430,680
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Assoc., Inc. Expires 02/19/14(2)(3)	1,705	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(2)(3)(4)	117	29,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(2)(3)(4)	116	17,400
Total Warrants (cost $1,765)		46,650
Total Long-Term Investment Securities (cost $312,568,043)		329,445,459
REPURCHASE AGREEMENTS — 9.4%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$7,225,000	7,225,000
BNP Paribas SA Joint Repurchase Agreement(5)	9,240,000	9,240,000
Deutsche Bank AG Joint Repurchase Agreement(5)	1,660,000	1,660,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	9,240,000	9,240,000
UBS Securities LLC Joint Repurchase Agreement(5)	8,055,000	8,055,000
Total Repurchase Agreements (cost $35,420,000)		35,420,000
TOTAL INVESTMENTS (cost $347,988,043)(6)	96.2%	364,865,459
Other assets less liabilities	3.8	14,363,649
NET ASSETS	100.0%	$379,229,108

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

(3)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $476,649 representing 0.1% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 3. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2012, the Real Return Portfolio held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/11	117	—	$29,250	$250.00	0.01%
Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.00) Warrants	11/11/10	116	—	17,400	150.00	0.00%
				$46,650		0.01%

(5)  See Note 3 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollars unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

MXN — Mexican Peso

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	44,901,000	USD	58,488,043	6/20/12	$—	$(1,421,008)
Barclays Bank PLC	GBP	22,429,000	USD	35,234,445	6/20/12	—	(622,021)
	SEK	102,060,000	USD	14,994,535	6/20/12	—	(385,264)
						—	(1,007,285)
HSBC Bank USA, N.A.	MXN	183,659,000	USD	14,318,715	6/20/12	67,914	—
JP Morgan Chase Bank N.A.	EUR	295,000	USD	385,969	6/20/12	—	(7,634)
Royal Bank of Canada	CAD	10,198,000	USD	10,285,219	6/20/12	77,870	—
	USD	6,713,856	CAD	6,668,000	6/20/12	—	(39,743)
						77,870	(39,743)
UBS AG	EUR	300,000	USD	397,295	6/20/12	—	(2,980)
Westpac Banking Corp.	AUD	12,634,000	USD	13,089,645	6/20/12	114,941	—
Net Unrealized Appreciation (Depreciation)						$260,725	$(2,478,650)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
MXN — Mexican Peso
SEK — Swedish Krona
USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies	$—	$50,178,473	$—	$50,178,473
Foreign Government Treasuries	—	91,871,268	—	91,871,268
U.S. Government Agencies	—	10,210,928	—	10,210,928
U.S. Government Treasuries	—	176,707,460	—	176,707,460
Common Stock	681	—	429,999	430,680
Warrants	—	—	46,650	46,650
Repurchase Agreements	—	35,420,000	—	35,420,000
Other Financial Instruments+
Open Forward Currency Contracts - Appreciation	—	260,725	—	260,725
Total	$681	$364,648,854	$476,649	$365,126,184
Liabilities:
Other Financial Instruments+
Open Forward Currency Contracts - Depreciation	$—	$2,478,650	$—	$2,478,650

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2011	$0	$0	$266,605	$35,960
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	68,698	—
Realized loss	—	—	—	—
Change in unrealized appreciation(1)	—	—	183,794	10,690
Change in unrealized depreciation(1)	—	—	(19,513)	—
Net purchases	—	—	—	—
Net sales	(0)	(0)	(69,585)	—
Transfers into Level 3(2)	—	—	—	—
Transfers out of Level 3(2)	—	—	—	—
Balance as of 3/31/2012	$—	$—	$429,999	$46,650

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$—	$183,794	$10,690

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Banks — Foreign U.S. Branches	36.0%
U.S. Government Agency	14.6
Asset Backed Commercial Paper/Fully Supported	14.3
Sovereigns/Supranational	11.8
Asset Backed Commercial Paper/Auto	6.2
Municipal	4.3
Asset Backed Commercial Paper/Diversified	3.1
Diversified	2.7
Banks-Domestic	2.2
Asset Backed Commercial Paper/Credit Card	2.1
Asset Backed Commercial Paper/Other	1.9
Asset Backed Commercial Paper/Trade Receivables	0.8
Food & Beverages	0.4
100.4%

Weighted average days to maturity — 41

Credit Quality#†
Government — Agency	14.5%
Government — Treasury	11.8
P-1	69.4
Aaa	2.1
Aa1	1.4
Aa3	0.4
A1/VMIG1	0.3
Aa2	0.1
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short-term securities.

†  Source: Moody's

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES — 100.4%
Asset-Backed Commercial Paper — 28.4%
Atlantis One Funding Corp. 0.39% due 07/24/12*	$1,300,000	$1,299,129
Chariot Funding LLC 0.19% due 06/11/12*	1,000,000	999,690
Chariot Funding LLC 0.22% due 06/15/12*	450,000	449,851
Fairway Finance LLC 0.21% due 05/02/12*	275,000	274,950
Fairway Finance LLC 0.30% due 07/10/12*	250,000	249,773
FCAR Owner Trust I 0.30% due 04/02/12	750,000	749,994
FCAR Owner Trust I 0.47% due 08/01/12	250,000	249,705
FCAR Owner Trust I 0.55% due 07/02/12	600,000	599,526
FCAR Owner Trust II 0.30% due 04/04/12	300,000	299,993
FCAR Owner Trust II 0.31% due 04/02/12	250,000	249,998
FCAR Owner Trust II 0.31% due 04/04/12	550,000	549,986
Gotham Funding Corp. 0.26% due 06/08/12*	280,000	279,846
Kells Funding LLC 0.45% due 06/18/12*	250,000	249,845
Kells Funding LLC 0.50% due 07/11/12*	250,000	249,775
Kells Funding LLC 0.55% due 07/26/12*	430,000	429,536
Kells Funding LLC 0.57% due 07/02/12*	400,000	399,684
Kells Funding LLC 0.57% due 07/03/12*	1,400,000	1,398,880
Kells Funding LLC 0.57% due 07/03/12*	250,000	249,800
Liberty Street Funding LLC 0.24% due 04/10/12*	750,000	749,955
MetLife Short Term Funding LLC 0.27% due 04/04/12*	500,000	499,989
MetLife Short Term Funding LLC 0.28% due 04/16/12*	500,000	499,942
MetLife Short Term Funding LLC 0.34% due 05/14/12*	300,000	299,878
MetLife Short Term Funding LLC Series 2009-GG10, Class A4B 0.38% due 04/02/12*	1,000,000	999,989
MetLife Short Term Funding LLC 0.38% due 04/03/12*	350,000	349,993
Old Line Funding LLC 0.21% due 04/23/12*	375,000	374,952
Old Line Funding LLC 0.26% due 05/14/12*	750,000	749,767
Old Line Funding LLC 0.32% due 07/17/12*	270,000	269,846
Royal Park Investments 0.90% due 04/24/12*	420,000	419,758

Security Description	Principal Amount	Value (Note 3)
Asset-Backed Commercial Paper (continued)
Royal Park Investments 0.91% due 04/18/12*	$350,000	$349,851
Royal Park Investments 0.95% due 04/11/12*	350,000	349,908
Royal Park Investments 1.00% due 04/03/12*	250,000	249,986
Royal Park Investments 1.00% due 04/04/12*	275,000	274,977
Salisbury Receivables Co. LLC 0.20% due 04/11/12*	1,400,000	1,399,922
Salisbury Receivables Co. LLC 0.20% due 04/17/12*	250,000	249,978
Salisbury Receivables Co. LLC 0.20% due 04/20/12*	450,000	449,952
Straight-A Funding LLC 0.19% due 04/12/12*	250,000	249,985
Surrey Funding Corp. 0.41% due 05/08/12*	300,000	299,874
Variable Funding Capital Co. LLC 0.19% due 04/16/12*	250,000	249,980
Victory Receivables Corp. 0.27% due 06/07/12*	540,000	539,708
Total Asset-Backed Commercial Paper (cost $19,104,886)		19,108,151
Certificates of Deposit — 38.2%
Bank of Nova Scotia Houston 0.30% due 04/03/12	500,000	500,000
Bank of Nova Scotia Houston 0.42% due 07/09/12	700,000	700,350
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.37% due 05/24/12	400,000	400,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.38% due 05/08/12	500,000	500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.41% due 04/30/12	1,100,000	1,100,000
Barclays Bank PLC 0.56% due 04/27/12	900,000	900,000
Barclays Bank PLC 0.58% due 04/24/12	1,000,000	1,000,000
Barclays Bank PLC 0.60% due 04/23/12	1,000,000	1,000,000
Chase Bank USA NA 0.18% due 04/23/12	1,500,000	1,500,000
Rabobank Nederland NV NY 0.36% due 05/24/12	300,000	300,013
Rabobank Nederland NV NY 0.38% due 06/25/12	325,000	325,072
Rabobank Nederland NV NY 0.43% due 07/12/12	325,000	325,029
Rabobank Nederland NV NY 0.51% due 10/02/12	670,000	669,899
Credit Suisse NY 0.30% due 06/11/12	700,000	700,014
Credit Suisse NY 0.60% due 05/08/12	2,500,000	2,500,856
DnB Nor Bank ASA NY 0.38% due 06/14/12	350,000	349,934

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
DnB Nor Bank ASA NY 0.40% due 06/18/12	$500,000	$499,920
DnB Nor Bank ASA NY 0.47% due 04/23/12	1,200,000	1,200,029
National Australia Bank NY 0.40% due 07/16/12	1,500,000	1,500,810
National Australia Bank NY 0.40% due 07/18/12	200,000	200,110
National Australia Bank NY 0.42% due 04/17/12	500,000	500,024
Nordea Bank Finland PLC NY 0.35% due 06/13/12	150,000	150,035
Nordea Bank Finland PLC NY 0.38% due 06/25/12	700,000	700,238
Nordea Bank Finland PLC NY 0.39% due 04/11/12	800,000	800,000
Nordea Bank Finland PLC NY 0.41% due 05/21/12	200,000	200,031
Nordea Bank Finland PLC NY 0.44% due 04/10/12	300,000	300,000
Nordea Bank Finland PLC NY 0.62% due 07/25/12	350,000	350,374
Sumitomo Mitsui Banking NY 0.36% due 06/12/12	750,000	749,955
Sumitomo Mitsui Banking NY 0.45% due 04/11/12	150,000	150,000
Sumitomo Mitsui Banking NY 0.48% due 04/05/12	500,000	500,000
Sumitomo Mitsui Banking NY 0.52% due 04/05/12	600,000	600,000
Svenska Handelsbanken NY 0.45% due 04/23/12	300,000	300,000
Svenska Handelsbanken NY 0.52% due 04/05/12	800,000	800,000
Svenska Handelsbanken NY 0.55% due 09/06/12	500,000	499,935
Svenska Handelsbanken NY 0.57% due 09/04/12	270,000	269,989
Svenska Handelsbanken NY 0.58% due 08/24/12	1,000,000	1,000,450
Svenska Handelsbanken NY 0.62% due 04/13/12	700,000	700,000
Toronto Dominion Bank NY 0.38% due 04/30/12	350,000	350,000
Westpac Banking Corp. NY 0.50% due 06/27/12	600,000	600,432
Total Certificates of Deposit (cost $25,691,385)		25,693,499
Commercial Paper — 3.1%
Coca-Cola Co. 0.14% due 05/15/12*	300,000	299,948
General Electric Capital Corp. 0.18% due 05/23/12	750,000	749,805
General Electric Capital Corp. Senior Notes 0.28% due 04/11/12	800,000	799,938

Security Description	Principal Amount	Value (Note 3)
Commercial Paper (continued)
Proctor & Gamble Co. 0.12% due 05/17/12*	$250,000	$249,962
Total Commercial Paper (cost $2,099,653)		2,099,653
Corporate Notes — 0.0%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/12*(1)(2)(3)(4)(5)	394,530	3,906
Cheyne Finance LLC FRS Escrow Security 4.83% due 04/08/13*(1)(2)(3)(4)(5)	592,098	5,862
Total Corporate Notes (cost $25,271)		9,768
Municipal Bonds — 4.3%
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-FNMA & FHLMC) 0.17% due 05/01/41(6)	100,000	100,000
Connecticut Housing Finance Authority VRDN Revenue Bonds 0.21% due 05/15/33(6)	140,000	140,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.21% due 07/01/37(6)	665,000	665,000
Metropolitan Water District of Southern California VRDN Series B-4, Revenue Bonds 0.17% due 07/01/35(6)	300,000	300,000
New York City Municipal Water Finance Authority & Sewer System VRDN Series BB-1, Revenue Bonds 0.23% due 06/15/39(6)	105,000	105,000
Port of Seattle Washington VRDN Revenue Bonds 0.30% due 07/01/33(6)	190,000	190,000
State of Texas VRDN General Obligation Bonds 0.14% due 12/01/24(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/29(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.16% due 12/01/32(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.19% due 06/01/45(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.20% due 06/01/31(6)	195,000	195,000
State of Texas VRDN General Obligation Bonds 0.22% due 12/01/26(6)	390,000	390,000

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

Security Description	Principal Amount	Value (Note 3)
SHORT-TERM INVESTMENT SECURITIES (continued)
Municipal Bonds (continued)
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank N.A.) 0.17% due 08/15/36(6)	$280,000	$280,000
Total Municipal Bonds (cost $2,915,000)		2,915,000
U.S. Government Agencies — 14.6%
Federal Farm Credit Bank Disc. Notes 0.01% due 04/02/12 (cost $9,800,997)	9,801,000	9,800,997
U.S. Government Treasuries — 11.8%
United States Treasury Bills 0.03% due 04/19/12	4,000,000	3,999,950
0.07% due 04/12/12	2,300,000	2,299,953
United States Treasury Notes 0.50% due 11/30/12	120,000	120,248
1.00% due 04/30/12	450,000	450,315
1.13% due 12/15/12	150,000	150,978
1.38% due 09/15/12	200,000	201,094
1.38% due 01/15/13	100,000	100,914
3.88% due 10/31/12	175,000	178,733
4.63% due 07/31/12	440,000	446,516
Total U.S. Government Treasuries (cost $7,948,884)		7,948,701
Total Short-Term Investment Securities — 100.4% (cost $67,586,076)		67,575,769
TOTAL INVESTMENTS (cost $67,586,076)(7)	100.4%	67,575,769
Liabilities in excess of other assets	(0.4)	(280,528)
NET ASSETS	100.0%	$67,295,241

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2012, the aggregate value of these securities was $16,968,627 representing 25.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2012, the aggregate value of these securities was $9,768 representing 0.0% of net assets.

(2)  Security in default.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.

(4)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of March 31, 2012, represents the Notes' residual value that may be distributed to the Portfolio.

(6)  The security's effective maturity date is less than one year.

(7)  See Note 4 for cost of investments on a tax basis.

FHLMC — Federal Home Loan Mtg. Corp.

FNMA — Federal National Mtg. Assoc.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$19,108,151	$—	$19,108,151
Certificates of Deposit	—	25,693,499	—	25,693,499
Commercial Paper	—	2,099,653	—	2,099,653
U.S. Corporate Notes	—	—	9,768	9,768
Municipal Bonds	—	2,915,000	—	2,915,000
U.S. Government Agencies	—	9,800,997	—	9,800,997
U.S. Government Treasuries	—	7,948,701	—	7,948,701
Total	$—	$67,566,001	$9,768	$67,575,769

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes
Balance as of 3/31/2011	$16,674
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	(6,906)
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—
Balance as of 3/31/2012	$9,768

(1)  The total change in unrealized appreciation(depreciation) included in the statement of operations attributable to Level 3 investments still held at March 31, 2012 includes:

Corporate Notes
$(6,906)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Computers	14.9%
Medical-Biomedical/Gene	5.4
Electronic Components-Misc.	4.8
Retail-Bookstores	4.7
E-Commerce/Products	4.6
Retail-Apparel/Shoe	4.2
Retail-Restaurants	3.8
E-Commerce/Services	3.8
Athletic Footwear	3.7
Airlines	3.6
Retail-Building Products	3.5
Web Portals/ISP	3.5
Footwear & Related Apparel	3.4
Engines-Internal Combustion	3.3
Telecommunication Equipment	2.9
Casino Hotels	2.9
Printing-Commercial	2.8
Engineering/R&D Services	2.7
Repurchase Agreements	2.7
Wireless Equipment	2.7
Industrial Automated/Robotic	2.4
Pharmacy Services	2.4
Oil-Field Services	2.3
Retail-Discount	2.2
Metal-Diversified	2.0
Transport-Marine	1.7
Metal Processors & Fabrication	1.5
Oil Companies-Exploration & Production	1.3
Precious Metals	0.6
Medical-Drugs	0.2
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 97.8%
Airlines — 3.6%
Copa Holdings SA, Class A	69,290	$5,487,768
Athletic Footwear — 3.7%
NIKE, Inc., Class B	51,929	5,631,181
Casino Hotels — 2.9%
Wynn Resorts, Ltd.	35,201	4,395,901
Computers — 14.9%
Apple, Inc.†	38,066	22,819,425
E-Commerce/Products — 4.6%
eBay, Inc.†	192,510	7,101,694
E-Commerce/Services — 3.8%
priceline.com, Inc.†	8,122	5,827,535
Electronic Components-Misc. — 4.8%
Zagg, Inc.†	689,471	7,329,077
Engineering/R&D Services — 2.7%
Shaw Group, Inc.†	133,000	4,217,430
Engines-Internal Combustion — 3.3%
Cummins, Inc.	42,185	5,063,887
Footwear & Related Apparel — 3.4%
Crocs, Inc.†	247,500	5,177,700
Industrial Automated/Robotic — 2.4%
FANUC Corp. ADR	124,200	3,703,644
Medical-Biomedical/Gene — 5.4%
Celgene Corp.†	105,768	8,199,135
Medical-Drugs — 0.2%
MAP Pharmaceuticals, Inc.†	25,600	367,616
Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	13,705	2,369,595
Metal-Diversified — 2.0%
Ivanhoe Mines, Ltd.†	190,474	2,998,061
Oil Companies-Exploration & Production — 1.3%
Gulfport Energy Corp.†	66,475	1,935,752
Oil-Field Services — 2.3%
Halliburton Co.	104,636	3,472,869
Pharmacy Services — 2.4%
Medco Health Solutions, Inc.†	51,285	3,605,335
Precious Metals — 0.6%
McEwen Mining, Inc.†	202,551	899,326
Printing-Commercial — 2.8%
VistaPrint NV†	112,825	4,360,686
Retail-Apparel/Shoe — 4.2%
Limited Brands, Inc.	132,765	6,372,720
Retail-Bookstores — 4.7%
Barnes & Noble, Inc.†	541,400	7,173,550
Retail-Building Products — 3.5%
Home Depot, Inc.	107,285	5,397,508
Retail-Discount — 2.2%
Dollar General Corp.†	71,878	3,320,764
Retail-Restaurants — 3.8%
Starbucks Corp.	105,063	5,871,971

Security Description	Shares/ Principal Amount	Value (Note 3)
Telecommunication Equipment — 2.9%
Tellabs, Inc.	1,105,100	$4,475,655
Transport-Marine — 1.7%
Golar LNG, Ltd.	67,290	2,560,385
Web Portals/ISP — 3.5%
Baidu, Inc. ADR†	37,014	5,395,531
Wireless Equipment — 2.7%
Crown Castle International Corp.†	77,775	4,148,518
Total Long-Term Investment Securities (cost $119,149,376)		149,680,219
REPURCHASE AGREEMENTS — 2.7%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $1,248,001 and collateralized by $1,275,000 of Federal Home Loan Bank Bonds, bearing interest at 0.28% due 08/02/13 and having an approximate value of $1,276,080.	$1,248,000	1,248,000
State Street Bank and Trust Co. Joint Repurchase Agreement(1)	2,925,000	2,925,000
Total Repurchase Agreements (cost $4,173,000)		4,173,000
TOTAL INVESTMENTS (cost $123,322,376)(2)	100.5%	153,853,219
Liabilities in excess of other assets	(0.5)	(795,492)
NET ASSETS	100.0%	$153,057,727

†  Non-income producing security

(1)  See Note 3 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computers	$22,819,425	$—	$—	$22,819,425
Medical-Biomedical/Gene	8,199,135	—	—	8,199,135
Other Industries*	118,661,659	—	—	118,661,659
Repurchase Agreements	—	4,173,000	—	4,173,000
Total	$149,680,219	$4,173,000	$—	$153,853,219

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Repurchase Agreements	10.9%
Real Estate Operations & Development	10.8
Insurance-Multi-line	9.4
Oil Companies-Exploration & Production	8.2
Banks-Super Regional	7.8
Insurance-Reinsurance	4.8
Banks-Fiduciary	3.9
Diversified Banking Institutions	3.8
Networking Products	3.6
Advertising Agencies	3.6
Semiconductor Equipment	3.5
Electronic Components-Semiconductors	3.2
Medical-Drugs	3.1
Applications Software	3.0
Steel-Producers	3.0
Oil-Field Services	2.9
Tobacco	2.8
Retail-Regional Department Stores	2.3
Gold Mining	2.0
Investment Management/Advisor Services	1.7
Medical-Outpatient/Home Medical	1.7
Containers-Paper/Plastic	1.5
Hotels/Motels	1.3
Finance-Investment Banker/Broker	1.3
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
COMMON STOCK — 89.2%
Advertising Agencies — 3.6%
Omnicom Group, Inc.	59,650	$3,021,272
Applications Software — 3.0%
Microsoft Corp.	79,945	2,578,226
Banks-Fiduciary — 3.9%
Bank of New York Mellon Corp.	136,213	3,286,820
Banks-Super Regional — 7.8%
KeyCorp	165,000	1,402,500
Wells Fargo & Co.	153,000	5,223,420
		6,625,920
Containers-Paper/Plastic — 1.5%
Rock-Tenn Co., Class A	18,900	1,276,884
Diversified Banking Institutions — 3.8%
JPMorgan Chase & Co.	69,950	3,216,301
Electronic Components-Semiconductors — 3.2%
Intel Corp.	95,445	2,682,959
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	75,900	1,090,683
Gold Mining — 2.0%
Newmont Mining Corp.	33,020	1,692,935
Hotel/Motels — 1.3%
Marriott International, Inc., Class A	29,400	1,112,790
Insurance-Multi-line — 9.4%
Loews Corp.	130,000	5,183,100
MetLife, Inc.	73,900	2,760,165
		7,943,265
Insurance-Reinsurance — 4.8%
Berkshire Hathaway, Inc., Class B†	50,000	4,057,500
Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	25,100	1,433,963
Medical-Drugs — 3.1%
Pfizer, Inc.	116,900	2,648,954
Medical-Outpatient/Home Medical — 1.7%
Lincare Holdings, Inc.	55,000	1,423,400
Networking Products — 3.6%
Cisco Systems, Inc.	144,120	3,048,138
Oil Companies-Exploration & Production — 8.2%
Devon Energy Corp.	80,600	5,732,272
Encana Corp.	60,500	1,188,825
		6,921,097
Oil-Field Services — 2.9%
Baker Hughes, Inc.	59,250	2,484,945
Real Estate Operations & Development — 10.8%
Cheung Kong Holdings, Ltd.	199,000	2,570,288
Hang Lung Group, Ltd.	219,000	1,400,203
Henderson Land Development Co., Ltd.	520,042	2,856,178
Wheelock & Co., Ltd.	764,000	2,297,249
		9,123,918
Retail-Regional Department Stores — 2.3%
Kohl's Corp.	40,000	2,001,200

Security Description	Shares/ Principal Amount	Value (Note 3)
Semiconductor Equipment — 3.5%
Applied Materials, Inc.	237,500	$2,954,500
Steel-Producers — 3.0%
POSCO ADR	30,670	2,567,079
Tobacco — 2.8%
Philip Morris International, Inc.	26,750	2,370,318
Total Long-Term Investment Securities (cost $64,897,358)		75,563,067
REPURCHASE AGREEMENTS — 10.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $2,836,002 and collateralized by $2,915,000 of Federal National Mtg. Assoc. Notes bearing interest at 1.15%, due 02/22/17 and having an approximate value of $2,896,676	$2,836,000	2,836,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $1,673,002 and collateralized by $1,720,000 of Federal National Mtg. Assoc. Notes bearing interest at 1.15%, due 02/22/17 and having an approximate value of $1,709,188	1,673,000	1,673,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/30/12, to be repurchased 04/02/12 in the amount of $4,740,004 and collateralized by $4,835,000 of Federal Home Loan Bank Notes bearing interest at 0.17%, due 02/13/13 and having an approximate value of $4,835,923	4,740,000	4,740,000
Total Repurchase Agreements (cost $9,249,000)		9,249,000
TOTAL INVESTMENTS (cost $74,146,358)(1)	100.1%	84,812,067
Liabilities in excess of other assets	(0.1)	(77,867)
NET ASSETS	100.0%	$84,734,200

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$6,625,920	$—	$—	$6,625,920
Insurance-Multi-line	7,943,265	—	—	7,943,265
Oil Companies-Exploration & Production	6,921,097	—	—	6,921,097
Real Estate Operations & Development	9,123,918	—	—	9,123,918
Other Industries*	44,948,867	—	—	44,948,867
Repurchase Agreements	—	9,249,000	—	9,249,000
Total	$75,563,067	$9,249,000	$—	$84,812,067

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	65.2%
International Equity Investment Companies	23.0
Fixed Income Investment Companies	12.3
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.5%
Domestic Equity Investment Companies — 65.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	489,850	$4,758,111
Seasons Series Trust Focus Value Portfolio, Class 3	332,561	3,996,379
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,893,679	20,482,514
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,789,869	21,421,778
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	348,130	4,419,879
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,019,832	14,569,751
Seasons Series Trust Small Cap Portfolio, Class 3†	1,059,660	10,472,813
Total Domestic Equity Investment Companies (cost $62,122,195)		80,121,225
Fixed Income Investment Companies — 12.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $15,159,997)	1,274,359	15,108,356
International Equity Investment Companies — 23.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $34,388,120)	3,793,415	28,175,254
TOTAL INVESTMENTS (cost $111,670,312)(1)	100.5%	123,404,835
Liabilities in excess of other assets	(0.5)	(578,976)
NET ASSETS	100.0%	$122,825,859

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$80,121,225	$—	$—	$80,121,225
Fixed Income Investment Companies	15,108,356	—	—	15,108,356
International Equity Investment Companies	28,175,254	—	—	28,175,254
Total	$123,404,835	$—	$—	$123,404,835

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.7%
Fixed Income Investment Companies	29.9
International Equity Investment Companies	17.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 52.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,754,302	$26,753,650
Seasons Series Trust Focus Value Portfolio, Class 3	1,430,696	17,192,664
Seasons Series Trust Large Cap Growth Portfolio, Class 3	8,272,045	89,472,531
Seasons Series Trust Large Cap Value Portfolio, Class 3	8,874,325	106,211,018
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,419,648	18,023,942
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,743,006	67,760,613
Seasons Series Trust Small Cap Portfolio, Class 3†	3,947,380	39,012,687
Total Domestic Equity Investment Companies (cost $287,343,502)		364,427,105
Fixed Income Investment Companies — 29.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,617,844	185,159,675
Seasons Series Trust Real Return Portfolio, Class 3†	2,150,039	22,037,764
Total Fixed Income Investment Companies (cost $199,369,426)		207,197,439
International Equity Investment Companies — 17.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $135,208,332)	16,175,605	120,142,885
TOTAL INVESTMENTS (cost $621,921,260)(1)	100.0%	691,767,429
Other assets less liabilities	0.0	281,079
NET ASSETS	100.0%	$692,048,508

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$364,427,105	$—	$—	$364,427,105
Fixed Income Investment Companies	207,197,439	—	—	207,197,439
International Equity Investment Companies	120,142,885	—	—	120,142,885
Total	$691,767,429	$—	$—	$691,767,429

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	46.5%
Fixed Income Investment Companies	39.7
International Equity Investment Companies	13.8
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 46.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,418,121	$13,774,785
Seasons Series Trust Focus Value Portfolio, Class 3	645,094	7,752,098
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,328,292	46,815,903
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,746,368	56,806,189
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	705,073	8,951,648
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,119,338	30,277,767
Seasons Series Trust Small Cap Portfolio, Class 3†	1,587,334	15,687,909
Total Domestic Equity Investment Companies (cost $142,208,104)		180,066,299
Fixed Income Investment Companies — 39.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,520,580	124,728,307
Seasons Series Trust Real Return Portfolio, Class 3†	2,824,261	28,948,498
Total Fixed Income Investment Companies (cost $147,555,280)		153,676,805
International Equity Investment Companies — 13.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $54,711,972)	7,201,007	53,484,848
TOTAL INVESTMENTS (cost $344,475,356)(1)	100.0%	387,227,952
Other assets less liabilities	0.0	23,899
NET ASSETS	100.0%	$387,251,851

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$180,066,299	$—	$—	$180,066,299
Fixed Income Investment Companies	153,676,805	—	—	153,676,805
International Equity Investment Companies	53,484,848	—	—	53,484,848
Total	$387,227,952	$—	$—	$387,227,952

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2012 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	49.7%
Domestic Equity Investment Companies	39.8
International Equity Investment Companies	10.4
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2012

Security Description	Shares	Value (Note 3)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 39.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	638,894	$6,205,839
Seasons Series Trust Focus Value Portfolio, Class 3	500,017	6,008,702
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,132,741	33,884,523
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,552,944	42,522,878
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	470,228	5,970,042
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,375,098	19,645,233
Seasons Series Trust Small Cap Portfolio, Class 3†	616,949	6,097,421
Total Domestic Equity Investment Companies (cost $95,460,421)		120,334,638
Fixed Income Investment Companies — 49.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,600,652	113,821,963
Seasons Series Trust Real Return Portfolio, Class 3†	3,526,037	36,141,653
Total Fixed Income Investment Companies (cost $142,285,265)		149,963,616
International Equity Investment Companies — 10.4%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $29,284,233)	4,245,881	31,535,905
TOTAL INVESTMENTS (cost $267,029,919)(1)	99.9%	301,834,159
Other assets less liabilities	0.1	199,696
NET ASSETS	100.0%	$302,033,855

#  See Note 9

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2012 (see Note 3):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$120,334,638	$—	$—	$120,334,638
Fixed Income Investment Companies	149,963,616	—	—	149,963,616
International Equity Investment Companies	31,535,905	—	—	31,535,905
Total	$301,834,159	$—	$—	$301,834,159

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2012

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
ASSETS:
Investments at value (unaffiliated)*	$74,309,647	$136,515,119	$103,782,572	$96,297,073	$178,815,848	?
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,052,000	11,739,000	13,918,000	12,424,000	9,169,000
Total investments	78,361,647	148,254,119	117,700,572	108,721,073	187,984,848
Cash	19,488	12,685	73,612	92,885	45,385
Foreign cash*	—	—	—	—	74,341
Due from broker	1,094	3,153	200,856	1,751	11,800
Receivable for:
Fund shares sold	7,966	16,982	41,811	54,152	53,270
Dividends and interest	198,478	488,152	540,160	564,990	777,003
Investments sold	497,806	1,242,919	93,075	85,340	3,386,970
Receipts on Swap Contracts	—	—	—	—	1,162
Prepaid expenses and other assets	241	449	336	287	598
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	15,608
Unrealized appreciation on forward foreign currency contracts	11,570	39,542	46,586	49,454	129,579
Variation margin on futures contracts	—	—	—	1,277	—
Unrealized appreciation on swap contracts	—	—	—	—	403,385
Total assets	79,098,290	150,058,001	118,697,008	109,571,209	192,883,949
LIABILITIES:
Payable for:
Fund shares redeemed	152,622	275,100	111,614	244,121	353,807
Investments purchased	4,536,332	15,342,031	15,350,393	17,012,984	6,299,885
Payments on swap contracts	—	—	—	—	7,813
Accrued foreign tax on capital gains	—	—	—	—	7,216
Investment advisory and management fees	55,886	96,025	69,532	58,786	132,672
Service fees — Class 2	3,441	7,884	6,919	5,902	11,111
Service fees — Class 3	7,260	11,818	7,342	6,789	15,382
Trustees' fees and expenses	899	1,638	1,260	1,124	2,241
Other accrued expenses	88,348	98,349	90,503	87,695	137,350
Line of credit	—	—	—	—	—
Variation margin on futures contracts	1,853	239	13,703	—	74,871
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	2,130
Unrealized depreciation on forward foreign currency contracts	813	2,746	3,234	3,676	111,992
Unrealized depreciation on swap contracts	—	—	—	—	535,819
Total liabilities	4,847,454	15,835,830	15,654,500	17,421,077	7,692,289
NET ASSETS	$74,250,836	$134,222,171	$103,042,508	$92,150,132	$185,191,660
* Cost
Investment securities (unaffiliated)	$60,924,568	$116,893,425	$93,846,366	$90,384,503	$164,131,814
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$75,231

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
NET ASSETS REPRESENTED BY:
Capital paid-in	$64,435,110	$109,544,475	$87,541,863	$81,245,017	$194,167,180
Accumulated undistributed net investment income (loss)	258,664	1,215,351	2,103,916	1,878,031	3,572,399
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(3,842,354)	3,794,894	3,411,257	3,070,893	(27,730,776)
Unrealized appreciation (depreciation) on investments	13,385,079	19,621,694	9,936,206	5,912,570	14,684,034
Unrealized appreciation (depreciation) on futures contracts and swap contracts	3,506	8,837	5,858	(2,208)	490,683
Unrealized foreign exchange gain (loss) on other assets and liabilities	10,831	36,920	43,408	45,829	15,356
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(7,216)
NET ASSETS	$74,250,836	$134,222,171	$103,042,508	$92,150,132	$185,191,660
Class 1 (unlimited shares authorized):
Net assets	$12,829,975	$15,621,109	$12,468,169	$11,910,699	24,385,203
Shares of beneficial interest issued and outstanding	763,589	1,086,303	980,473	950,274	2,368,360
Net asset value, offering and redemption price per share	$16.80	$14.38	$12.72	$12.53	10.30
Class 2 (unlimited shares authorized):
Net assets	$27,093,459	$62,179,881	$55,327,675	$47,469,293	87,601,324
Shares of beneficial interest issued and outstanding	1,614,523	4,331,653	4,359,000	3,794,978	8,515,164
Net asset value, offering and redemption price per share	$16.78	$14.35	$12.69	$12.51	10.29
Class 3 (unlimited shares authorized):
Net assets	$34,327,402	$56,421,181	$35,246,664	$32,770,140	73,205,133
Shares of beneficial interest issued and outstanding	2,049,227	3,937,450	2,781,508	2,624,640	7,127,907
Net asset value, offering and redemption price per share	$16.75	$14.33	$12.67	$12.49	10.27

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
ASSETS:
Investments at value (unaffiliated)*	$147,815,531	$279,390,562	$308,407,146	$104,945,135	$205,006,407
Investments at value (affiliated)*	—	—	280,584	—	—
Repurchase agreements (cost approximates value)	—	671,000	2,341,000	726,000	6,003,000
Total investments	147,815,531	280,061,562	311,028,730	105,671,135	211,009,407
Cash	—	46,149	36,857	72,717	20,343
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	38,901	130,624	300,062	64,885	285,511
Dividends and interest	65,262	313,024	417,941	53,138	348,239
Investments sold	345,381	2,487,521	793,795	181,466	1,421,505
Receipts on Swap Contracts	—	—	—	—	—
Prepaid expenses and other assets	482	3,295	912	285	483
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Variation margin on futures contracts	—	1,300	2,200	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	148,265,557	283,043,475	312,580,497	106,043,626	213,085,488
LIABILITIES:
Payable for:
Fund shares redeemed	277,965	1,010,021	394,326	459,990	143,637
Investments purchased	271,466	1,203,341	387,037	267,041	3,420,319
Payments on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Investment advisory and management fees	109,129	188,177	205,621	75,677	148,736
Service fees — Class 2	8,992	5,884	5,306	4,139	4,738
Service fees — Class 3	12,827	47,847	54,020	13,916	34,207
Trustees' fees and expenses	1,806	3,293	3,633	1,247	2,423
Other accrued expenses	67,701	96,720	95,592	74,938	88,229
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	—	—	770	770
Due to custodian	4,942	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	754,828	2,555,283	1,145,535	897,718	3,843,059
NET ASSETS	$147,510,729	$280,488,192	$311,434,962	$105,145,908	$209,242,429
* Cost
Investment securities (unaffiliated)	$96,870,263	$216,312,935	$273,355,399	$85,158,448	$179,208,764
Investment securities (affiliated)	$—	$—	$262,540	$—	$—
Foreign cash	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
NET ASSETS REPRESENTED BY:
Capital paid-in	$101,602,223	$210,054,401	$325,183,299	$82,730,186	$210,971,377
Accumulated undistributed net investment income (loss)	(198,556)	822,020	4,176,016	(141,853)	991,099
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(4,838,196)	6,524,744	(52,999,424)	2,768,312	(28,520,268)
Unrealized appreciation (depreciation) on investments	50,945,268	63,077,627	35,069,791	19,786,687	25,797,643
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	9,180	5,280	2,578	2,578
Unrealized foreign exchange gain (loss) on other assets and liabilities	(10)	220	—	(2)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$147,510,729	$280,488,192	$311,434,962	$105,145,908	$209,242,429
Class 1 (unlimited shares authorized):
Net assets	$19,749,888	$8,551,936	$12,598,404	$7,441,443	$9,564,774
Shares of beneficial interest issued and outstanding	1,132,072	774,904	1,049,710	565,239	666,683
Net asset value, offering and redemption price per share	$17.45	$11.04	$12.00	$13.17	$14.35
Class 2 (unlimited shares authorized):
Net assets	$68,642,646	$46,184,976	$41,809,360	$32,439,949	$37,208,164
Shares of beneficial interest issued and outstanding	3,975,938	4,241,666	3,488,631	2,522,024	2,599,699
Net asset value, offering and redemption price per share	$17.26	$10.89	$11.98	$12.86	$14.31
Class 3 (unlimited shares authorized):
Net assets	$59,118,195	$225,751,280	$257,027,198	$65,264,516	$162,469,491
Shares of beneficial interest issued and outstanding	3,444,650	20,871,422	21,475,576	5,138,010	11,372,360
Net asset value, offering and redemption price per share	$17.16	$10.82	$11.97	$12.70	$14.29

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
ASSETS:
Investments at value (unaffiliated)*	$127,196,258	$309,476,343	$531,036,947	$329,445,459	$67,575,769
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,854,000	4,027,000	36,427,000	35,420,000	—
Total investments	131,050,258	313,503,343	567,463,947	364,865,459	67,575,769
Cash	13,242	1,390,577	220,045	2,586	841
Foreign cash*	—	1,263,264	25,999	—	—
Due from broker	—	—	125,000	—	—
Receivable for:
Fund shares sold	156,806	540,177	1,541,165	15,535,550	912,362
Dividends and interest	96,806	1,469,019	4,165,793	1,709,084	34,902
Investments sold	1,370,047	737,398	2,713,232	—	—
Receipts on Swap Contracts	—	—	—	—	—
Prepaid expenses and other assets	549	528	1,183	710	226
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	260,725	—
Variation margin on futures contracts	—	31,950	42,991	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	132,687,708	318,936,256	576,299,355	382,374,114	68,524,100
LIABILITIES:
Payable for:
Fund shares redeemed	186,650	174,895	168,479	309,659	1,135,936
Investments purchased	1,514,076	1,175,054	9,310,043	—	—
Payments on swap contracts	—	—	—	—	—
Accrued foreign tax on capital gains	—	118,930	—	—	—
Investment advisory and management fees	93,019	250,993	309,294	182,767	26,513
Service fees — Class 2	3,708	4,556	7,551	—	2,694
Service fees — Class 3	20,132	57,053	102,373	75,028	9,653
Trustees' fees and expenses	1,549	3,571	6,618	4,187	952
Other accrued expenses	87,198	149,773	130,121	94,715	53,111
Line of credit	—	—	—	—	—
Variation margin on futures contracts	2,030	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	2,478,650	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,908,362	1,934,825	10,034,479	3,145,006	1,228,859
NET ASSETS	$130,779,346	$317,001,431	$566,264,876	$379,229,108	$67,295,241
* Cost
Investment securities (unaffiliated)	$102,661,335	$302,886,809	$510,011,434	$312,568,043	$67,586,076
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,248,860	$24,406	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
NET ASSETS REPRESENTED BY:
Capital paid-in	$126,778,500	$409,945,939	$523,794,234	$364,464,452	$69,634,811
Accumulated undistributed net investment income (loss)	(89,130)	4,470,524	13,000,818	6,916,482	(95,521)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(20,450,814)	(103,932,941)	8,331,403	(6,816,526)	(2,233,742)
Unrealized appreciation (depreciation) on investments	24,534,923	6,589,534	21,025,513	16,877,416	(10,307)
Unrealized appreciation (depreciation) on futures contracts and swap contracts	5,867	36,409	111,315	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	10,896	1,593	(2,212,716)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(118,930)	—	—	—
NET ASSETS	$130,779,346	$317,001,431	$566,264,876	$379,229,108	$67,295,241
Class 1 (unlimited shares authorized):
Net assets	$6,125,169	$12,881,008	$20,426,550	$7,697,736	$2,003,242
Shares of beneficial interest issued and outstanding	601,922	1,730,769	1,712,717	751,043	186,743
Net asset value, offering and redemption price per share	$10.18	$7.44	$11.93	$10.25	$10.73
Class 2 (unlimited shares authorized):
Net assets	$29,194,191	$35,187,071	$59,131,491	$—	$21,182,013
Shares of beneficial interest issued and outstanding	2,921,632	4,725,286	4,968,882	—	1,984,393
Net asset value, offering and redemption price per share	$9.99	$7.45	$11.90	$—	$10.67
Class 3 (unlimited shares authorized):
Net assets	$95,459,986	$268,933,352	$486,706,835	$371,531,372	$44,109,986
Shares of beneficial interest issued and outstanding	9,657,979	36,206,200	41,052,764	36,246,729	4,146,453
Net asset value, offering and redemption price per share	$9.88	$7.43	$11.86	$10.25	$10.64

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$149,680,219	$75,563,067	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	123,404,835	691,767,429	387,227,952	301,834,159
Repurchase agreements (cost approximates value)	4,173,000	9,249,000	—	—	—	—
Total investments	153,853,219	84,812,067	123,404,835	691,767,429	387,227,952	301,834,159
Cash	135,111	16,752	—	113,722	56,264	157,558
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	128,393	288,595	22,577	1,608,284	767,814	613,529
Dividends and interest	19,108	38,498	—	—	—	—
Investments sold	861,924	257,887	2,853	—	—	—
Receipts on Swap Contracts	—	—	—	—	—	—
Prepaid expenses and other assets	5,321	247	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	155,003,076	85,414,046	123,430,265	693,489,435	388,052,030	302,605,246
LIABILITIES:
Payable for:
Fund shares redeemed	510,994	92,053	549,699	1,172,692	647,950	333,549
Investments purchased	976,885	445,271	—	113,722	56,264	157,558
Payments on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	129,310	70,562	10,417	58,480	32,564	25,322
Service fees — Class 2	6,084	2,789	—	—	—	—
Service fees — Class 3	21,066	11,852	—	—	—	—
Trustees' fees and expenses	1,796	954	1,527	8,229	4,490	3,458
Other accrued expenses	60,658	56,365	39,911	87,809	58,911	51,506
Line of credit	238,556	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	2,852	—	—	—
Due to broker	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	1,945,349	679,846	604,406	1,440,927	800,179	571,391
NET ASSETS	$153,057,727	$84,734,200	$122,825,859	$692,048,508	$387,251,851	$302,033,855
* Cost
Investment securities (unaffiliated)	$119,149,376	$64,897,358	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$111,670,312	$621,921,260	$344,475,356	$267,029,919
Foreign cash	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

March 31, 2012

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$122,630,774	$108,718,370	$150,692,148	$693,485,290	$382,847,902	$279,942,201
Accumulated undistributed net investment income (loss)	(304,621)	332,278	946,225	7,320,468	4,130,867	3,360,436
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	200,731	(34,982,157)	(40,547,037)	(78,603,419)	(42,479,514)	(16,073,022)
Unrealized appreciation (depreciation) on investments	30,530,843	10,665,709	11,734,523	69,846,169	42,752,596	34,804,240
Unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$153,057,727	$84,734,200	$122,825,859	$692,048,508	$387,251,851	$302,033,855
Class 1 (unlimited shares authorized):
Net assets	$6,514,430	$7,738,497	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	651,414	641,884	—	—	—	—
Net asset value, offering and redemption price per share	$10.00	$12.06	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$47,737,306	$21,635,893	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,863,710	1,795,090	—	—	—	—
Net asset value, offering and redemption price per share	$9.81	$12.05	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$98,805,991	$55,359,810	$122,825,859	$692,048,508	$387,251,851	$302,033,855
Shares of beneficial interest issued and outstanding	10,172,185	4,606,568	12,437,337	63,369,715	35,629,788	26,919,760
Net asset value, offering and redemption price per share	$9.71	$12.02	$9.88	$10.92	$10.87	$11.22

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the year ended March 31, 2012

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
Investment Income:
Dividends (unaffiliated)	$604,863	$861,069	$529,976	$248,763	$3,188,173
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	778,284	2,183,306	2,928,091	2,945,142	2,270,285
Total investment income*	1,383,147	3,044,375	3,458,067	3,193,905	5,458,458
Expenses:
Investment advisory and management fees	669,803	1,170,257	855,063	711,950	1,592,004
Service Fees:
Class 2	41,744	97,023	85,449	71,481	134,045
Class 3	86,236	142,366	89,737	81,369	183,045
Custodian and accounting fees	207,750	229,614	198,189	196,928	397,010
Reports to shareholders	11,532	20,702	16,010	14,037	28,007
Audit and tax fees	40,533	40,533	40,533	40,533	44,935
Legal fees	9,563	10,356	9,941	9,773	7,770
Trustees' fees and expenses	4,926	8,883	6,760	5,905	12,100
Interest expense	14	154	232	21	31
Other expenses	24,664	26,736	24,668	20,874	44,147
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,096,765	1,746,624	1,326,582	1,152,871	2,443,094
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	(187,294)
Custody credits earned on cash balances	(73)	(87)	(14)	(46)	(162)
Fees paid indirectly (Note 6)	(2,269)	(3,374)	(942)	(353)	(16,756)
Net expenses	1,094,423	1,743,163	1,325,626	1,152,472	2,238,882
Net investment income (loss)	288,724	1,301,212	2,132,441	2,041,433	3,219,576
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,904,980	6,431,959	5,889,496	5,360,519	13,903,515
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	(249,122)	(783,129)	(1,014,836)	(1,313,156)	997,402
Net realized foreign exchange gain (loss) on other assets and liabilities	(27,537)	(85,148)	(100,686)	(109,594)	(221,960)
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	46,304
Net realized gain (loss) on investments and foreign currencies	3,628,321	5,563,682	4,773,974	3,937,769	14,725,261
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(692,074)	(551,159)	(690,430)	(59,608)	(12,125,663)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(4,426)	(26,695)	(21,868)	(37,509)	46,087
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	5,080	20,557	25,755	24,282	29,832
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(6,566)
Net unrealized gain (loss) on investments and foreign currencies	(691,420)	(557,297)	(686,543)	(72,835)	(12,056,310)
Net realized and unrealized gain (loss) on investments and foreign currencies	2,936,901	5,006,385	4,087,431	3,864,934	2,668,951
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,225,625	$6,307,597	$6,219,872	$5,906,367	$5,888,527
* Net of foreign withholding taxes on interest and dividends of	$8,112	$11,199	$5,725	$2,831	$122,237
** Net of foreign withholding taxes on capital gains of $	—	$—	$—	$—	$67

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2012

	Stock	Large Cap Growth	Large Cap Value	Mid-Cap Growth	Mid Cap Value
Investment Income:
Dividends (unaffiliated)	$1,070,592	$4,012,180	$7,519,269	$727,544	$3,234,233
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,065	1,265	6,140	660	471
Total investment income*	1,071,657	4,013,445	7,525,409	728,204	3,234,704
Expenses:
Investment advisory and management fees	1,279,816	2,245,293	2,364,776	810,774	1,549,761
Service Fees:
Class 2	106,089	72,283	64,453	51,382	59,037
Class 3	149,192	573,919	625,372	138,314	346,168
Custodian and accounting fees	76,171	168,749	172,516	181,716	189,593
Reports to shareholders	22,580	49,386	49,860	14,507	29,532
Audit and tax fees	32,358	32,358	32,358	32,358	32,358
Legal fees	6,765	11,146	8,506	6,180	7,171
Trustees' fees and expenses	9,771	19,038	20,002	6,569	13,103
Interest expense	63	2,022	73	59	—
Other expenses	16,977	28,785	23,455	14,207	29,157
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,699,782	3,202,979	3,361,371	1,256,066	2,255,880
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(2)	(202)	(4)	—	(9)
Fees paid indirectly (Note 6)	(2,151)	(4,618)	(3,865)	(1,360)	(9,063)
Net expenses	1,697,629	3,198,159	3,357,502	1,254,706	2,246,808
Net investment income (loss)	(625,972)	815,286	4,167,907	(526,502)	987,896
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	12,360,728	17,384,068	48,587	7,856,514	7,548,465
Net realized gain (loss) on investments (affiliated)**	—	—	(514,461)	—	(18,102)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	—	99,527	47,637	49,731	42,191
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,661)	6,743	946	(9,484)	55
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	12,354,067	17,490,338	(417,291)	7,896,761	7,572,609
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,984,853	2,114,265	928,871	(3,832,878)	(4,150,161)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	518,263	—	(4,039)
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	(15,800)	(13,200)	(31,324)	(31,324)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(52)	(1,718)	—	65	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	2,984,801	2,096,747	1,433,934	(3,864,137)	(4,185,524)
Net realized and unrealized gain (loss) on investments and foreign currencies	15,338,868	19,587,085	1,016,643	4,032,624	3,387,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,712,896	$20,402,371	$5,184,550	$3,506,122	$4,374,981
* Net of foreign withholding taxes on interest and dividends of	$1,994	$23,051	$57,967	$6,152	$1,922
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2012

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
Investment Income:
Dividends (unaffiliated)	$1,302,140	$9,617,758	$125,395	$12	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	391	1,519	16,911,713	7,850,121	189,886
Total investment income*	1,302,531	9,619,277	17,037,108	7,850,133	189,886
Expenses:
Investment advisory and management fees	1,265,931	2,824,885	3,159,713	1,822,094	350,553
Service Fees:
Class 2	45,467	57,493	93,459	—	36,249
Class 3	289,787	642,782	1,019,323	757,706	126,787
Custodian and accounting fees	182,128	399,879	269,852	89,035	39,532
Reports to shareholders	25,231	48,256	72,134	56,389	10,841
Audit and tax fees	32,770	40,896	38,932	47,369	35,497
Legal fees	6,804	13,727	10,555	12,442	5,938
Trustees' fees and expenses	9,457	19,759	33,261	22,062	4,763
Interest expense	1,110	822	2,223	26	—
Other expenses	33,370	46,967	14,144	10,933	11,702
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,892,055	4,095,466	4,713,596	2,818,056	621,862
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 5)	—	—	—	—	—
Custody credits earned on cash balances	(10)	(162)	(39)	(3)	(4)
Fees paid indirectly (Note 6)	(5,770)	(10,237)	—	—	—
Net expenses	1,886,275	4,085,067	4,713,557	2,818,053	621,858
Net investment income (loss)	(583,744)	5,534,210	12,323,551	5,032,080	(431,972)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,392,466	(3,480,770)	10,561,155	3,155,409	573
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and swap contracts	186,150	425,345	(728,375)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(351,291)	—	3,046,454	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	(12)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	9,578,604	(3,406,716)	9,832,780	6,201,863	573
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(19,307,481)	(24,312,115)	10,251,130	6,266,878	(3,814)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	(47,098)	(70,455)	85,510	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(40,172)	(76)	(1,088,632)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(22,713)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(19,354,579)	(24,445,455)	10,336,564	5,178,246	(3,814)
Net realized and unrealized gain (loss) on investments and foreign currencies	(9,775,975)	(27,852,171)	20,169,344	11,380,109	(3,241)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,359,719)	$(22,317,961)	$32,492,895	$16,412,189	$(435,213)
* Net of foreign withholding taxes on interest and dividends of	$—	$749,188	$1,152	$206	$—
** Net of foreign withholding taxes on capital gains of	$—	$7,210	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the year ended March 31, 2012

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$1,441,846	$1,419,847	$—	$—	$—	$—
Dividends (affiliated)	—	—	1,102,358	7,558,414	4,217,812	3,393,272
Interest (unaffiliated)	863	572	—	—	—	—
Total investment income*	1,442,709	1,420,419	1,102,358	7,558,414	4,217,812	3,393,272
Expenses:
Investment advisory and management fees	1,509,857	780,602	122,274	650,667	341,944	260,528
Service Fees:
Class 2	77,532	35,186	—	—	—	—
Class 3	240,267	134,987	—	—	—	—
Custodian and accounting fees	79,814	62,193	19,563	19,560	19,444	19,490
Reports to shareholders	28,524	16,453	19,259	104,608	54,982	42,083
Audit and tax fees	30,363	36,385	22,510	22,510	22,510	22,510
Legal fees	10,427	7,943	6,270	12,580	8,846	7,889
Trustees' fees and expenses	11,283	5,154	8,230	44,702	23,952	18,249
Interest expense	239	—	912	1,758	1,304	849
Other expenses	14,232	12,594	9,129	12,405	11,434	9,633
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,002,538	1,091,497	208,147	868,790	484,416	381,231
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(35)	(9)	—	(23)	(54)	(38)
Fees paid indirectly (Note 6)	(17,401)	(4,893)	—	—	—	—
Net expenses	1,985,102	1,086,595	208,147	868,767	484,362	381,193
Net investment income (loss)	(542,393)	333,824	894,211	6,689,647	3,733,450	3,012,079
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,361,605	900,634	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	(7,141,414)	(20,623,350)	(7,898,698)	534,966
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	373,361	2,975,437	1,738,538	1,274,858
Net realized gain (loss) on futures contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(938)	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment restrictions (Note 5)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	5,361,605	899,696	(6,768,053)	(17,647,913)	(6,160,160)	1,809,824
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(6,195,670)	(7,813,477)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	3,687,499	18,548,561	11,784,270	8,165,459
Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(6,195,670)	(7,813,477)	3,687,499	18,548,561	11,784,270	8,165,459
Net realized and unrealized gain (loss) on investments and foreign currencies	(834,065)	(6,913,781)	(3,080,554)	900,648	5,624,110	9,975,283
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,376,458)	$(6,579,957)	$(2,186,343)	$7,590,295	$9,357,560	$12,987,362
* Net of foreign withholding taxes on interest and dividends of	$792	$14,257	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$288,724	$478,289	$1,301,212	$1,944,575	$2,132,441	$2,822,854
Net realized gain (loss) on investments and foreign currencies	3,628,321	8,499,029	5,563,682	14,602,714	4,773,974	7,301,384
Net unrealized gain (loss) on investments and foreign currencies	(691,420)	(92,443)	(557,297)	(1,931,666)	(686,543)	(2,158,178)
Net increase (decrease) in net assets resulting from operations	3,225,625	8,884,875	6,307,597	14,615,623	6,219,872	7,966,060
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(114,813)	(116,154)	(285,220)	(323,752)	(401,572)	(456,139)
Net investment income — Class 2	(198,013)	(198,680)	(1,027,272)	(1,247,058)	(1,685,425)	(1,971,958)
Net investment income — Class 3	(220,092)	(200,932)	(860,757)	(992,729)	(1,038,341)	(1,203,131)
Net realized gain on investments — Class 1	—	—	(580,622)	—	(159,830)	—
Net realized gain on investments — Class 2	—	—	(2,337,028)	—	(710,707)	—
Net realized gain on investments — Class 3	—	—	(2,072,405)	—	(453,956)	—
Total distributions to shareholders	(532,918)	(515,766)	(7,163,304)	(2,563,539)	(4,449,831)	(3,631,228)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(15,082,716)	(15,795,672)	(23,924,382)	(33,110,642)	(18,050,019)	(19,264,770)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,390,009)	(7,426,563)	(24,780,089)	(21,058,558)	(16,279,978)	(14,929,938)
NET ASSETS:
Beginning of period	86,640,845	94,067,408	159,002,260	180,060,818	119,322,486	134,252,424
End of period†	$74,250,836	$86,640,845	$134,222,171	$159,002,260	$103,042,508	$119,322,486
† Includes accumulated undistributed net investment income (loss)	$258,664	$525,309	$1,215,351	$2,154,457	$2,103,916	$3,099,333

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$2,041,433	$2,733,570	$3,219,576	$3,331,646	$(625,972)	$(629,438)
Net realized gain (loss) on investments and foreign currencies	3,937,769	4,617,972	14,725,261	12,547,083	12,354,067	18,907,738
Net unrealized gain (loss) on investments and foreign currencies	(72,835)	(1,563,089)	(12,056,310)	11,165,396	2,984,801	9,098,695
Net increase (decrease) in net assets resulting from operations	5,906,367	5,788,453	5,888,527	27,044,125	14,712,896	27,376,995
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(422,629)	(390,800)	(530,362)	(879,668)	—	—
Net investment income — Class 2	(1,585,500)	(1,489,883)	(1,760,777)	(3,117,824)	—	—
Net investment income — Class 3	(1,054,977)	(868,564)	(1,385,824)	(2,331,669)	—	—
Net realized gain on investments — Class 1	(287,284)	—	—	—	—	—
Net realized gain on investments — Class 2	(1,134,753)	—	—	—	—	—
Net realized gain on investments — Class 3	(773,762)	—	—	—	—	—
Total distributions to shareholders	(5,258,905)	(2,749,247)	(3,676,963)	(6,329,161)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(7,153,806)	(11,567,089)	(29,425,064)	(43,700,179)	(37,748,180)	(46,551,722)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,506,344)	(8,527,883)	(27,213,500)	(22,985,215)	(23,035,284)	(19,174,727)
NET ASSETS:
Beginning of period	98,656,476	107,184,359	212,405,160	235,390,375	170,546,013	189,720,740
End of period†	$92,150,132	$98,656,476	$185,191,660	$212,405,160	$147,510,729	$170,546,013
† Includes accumulated undistributed net investment income (loss)	$1,878,031	$3,043,216	$3,572,399	$2,950,844	$(198,556)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$815,286	$626,340	$4,167,907	$3,783,036	$(526,502)	$(412,560)
Net realized gain (loss) on investments and foreign currencies	17,490,338	15,955,775	(417,291)	7,903,085	7,896,761	11,082,200
Net unrealized gain (loss) on investments and foreign currencies	2,096,747	14,187,831	1,433,934	30,981,835	(3,864,137)	12,680,223
Net increase (decrease) in net assets resulting from operations	20,402,371	30,769,946	5,184,550	42,667,956	3,506,122	23,349,863
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(21,003)	(14,551)	(71,168)	(100,563)	—	—
Net investment income — Class 2	(137,585)	(89,245)	(563,741)	(808,052)	—	—
Net investment income — Class 3	(467,162)	(178,500)	(3,149,783)	(3,967,992)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(625,750)	(282,296)	(3,784,692)	(4,876,607)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(44,884,048)	1,607,155	(17,851,715)	(27,929,365)	(1,270,921)	(20,725,196)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,107,427)	32,094,805	(16,451,857)	9,861,984	2,235,201	2,624,667
NET ASSETS:
Beginning of period	305,595,619	273,500,814	327,886,819	318,024,835	102,910,707	100,286,040
End of period†	$280,488,192	$305,595,619	$311,434,962	$327,886,819	$105,145,908	$102,910,707
† Includes accumulated undistributed net investment income (loss)	$822,020	$625,741	$4,176,016	$3,784,386	$(141,853)	$(20,633)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$987,896	$804,920	$(583,744)	$(402,299)	$5,534,210	$3,495,064
Net realized gain (loss) on investments and foreign currencies	7,572,609	15,588,354	9,578,604	14,146,749	(3,406,716)	13,439,733
Net unrealized gain (loss) on investments and foreign currencies	(4,185,524)	14,119,775	(19,354,579)	27,427,147	(24,445,455)	16,261,095
Net increase (decrease) in net assets resulting from operations	4,374,981	30,513,049	(10,359,719)	41,171,597	(22,317,961)	33,195,892
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(22,679)	(35,686)	—	—	(54,534)	(76,195)
Net investment income — Class 2	(178,696)	(283,853)	—	—	(465,488)	(688,944)
Net investment income — Class 3	(601,575)	(496,684)	—	—	(3,139,855)	(3,612,390)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(802,950)	(816,223)	—	—	(3,659,877)	(4,377,529)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	28,688,318	3,119,040	(63,884,040)	(23,909,030)	6,786,169	2,444,911
TOTAL INCREASE (DECREASE) IN NET ASSETS	32,260,349	32,815,866	(74,243,759)	17,262,567	(19,191,669)	31,263,274
NET ASSETS:
Beginning of period	176,982,080	144,166,214	205,023,105	187,760,538	336,193,100	304,929,826
End of period†	$209,242,429	$176,982,080	$130,779,346	$205,023,105	$317,001,431	$336,193,100
† Includes accumulated undistributed net investment income (loss)	$991,099	$807,232	$(89,130)	$—	$4,470,524	$2,789,620

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Cash Management
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$12,323,551	$11,782,849	$5,032,080	$2,682,471	$(431,972)	$(432,475)
Net realized gain (loss) on investments and foreign currencies	9,832,780	8,339,510	6,201,863	(7,200,428)	573	(1,395,413)
Net unrealized gain (loss) on investments and foreign currencies	10,336,564	1,142,744	5,178,246	12,036,678	(3,814)	1,429,112
Net increase (decrease) in net assets resulting from operations	32,492,895	21,265,103	16,412,189	7,518,721	(435,213)	(398,776)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(138,771)	(164,526)	—	—	—	—
Net investment income — Class 2	(1,517,147)	(1,881,848)	—	—	—	—
Net investment income — Class 3	(10,641,141)	(9,168,916)	—	(2,252,006)	—	—
Net realized gain on investments — Class 1	(55,349)	—	—	—	—	—
Net realized gain on investments — Class 2	(640,581)	—	—	—	—	—
Net realized gain on investments — Class 3	(4,666,577)	—	—	—	—	—
Total distributions to shareholders	(17,659,566)	(11,215,290)	—	(2,252,006)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	127,209,445	51,018,650	115,878,713	92,170,613	(7,785,210)	(31,021,074)
TOTAL INCREASE (DECREASE) IN NET ASSETS	142,042,774	61,068,463	132,290,902	97,437,328	(8,220,423)	(31,419,850)
NET ASSETS:
Beginning of period	424,222,102	363,153,639	246,938,206	149,500,878	75,515,664	106,935,514
End of period†	$566,264,876	$424,222,102	$379,229,108	$246,938,206	$67,295,241	$75,515,664
† Includes accumulated undistributed net investment income (loss)	$13,000,818	$12,272,254	$6,916,482	$(2,389,320)	$(95,521)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Focus Growth		Focus Value		Allocation Growth
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$(542,393)	$(200,206)	$333,824	$989,718	$894,211	$985,718
Net realized gain (loss) on investments and foreign currencies	5,361,605	32,764,570	899,696	5,956,918	(6,768,053)	(10,618,417)
Net unrealized gain (loss) on investments and foreign currencies	(6,195,670)	4,064,789	(7,813,477)	4,939,237	3,687,499	27,208,040
Net increase (decrease) in net assets resulting from operations	(1,376,458)	36,629,153	(6,579,957)	11,885,873	(2,186,343)	17,575,341
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(3,670)	—	—	—	—	—
Net investment income — Class 2	(44,036)	—	(287,044)	(563,320)	—	—
Net investment income — Class 3	(54,842)	—	(702,798)	(1,010,155)	(985,718)	(1,327,649)
Net realized gain on investments — Class 1	(120,837)	—	—	—	—	—
Net realized gain on investments — Class 2	(2,195,199)	—	—	—	—	—
Net realized gain on investments — Class 3	(4,422,057)	—	—	—	—	—
Total distributions to shareholders	(6,840,641)	—	(989,842)	(1,573,475)	(985,718)	(1,327,649)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(6,559,490)	55,372,628	2,149,903	(9,156,489)	(11,531,282)	(14,232,240)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,776,589)	92,001,781	(5,419,896)	1,155,909	(14,703,343)	2,015,452
NET ASSETS:
Beginning of period	167,834,316	75,832,535	90,154,096	88,998,187	137,529,202	135,513,750
End of period†	$153,057,727	$167,834,316	$84,734,200	$90,154,096	$122,825,859	$137,529,202
† Includes accumulated undistributed net investment income (loss)	$(304,621)	$—	$332,278	$989,234	$946,225	$985,718

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011	For the year ended March 31, 2012	For the year ended March 31, 2011
OPERATIONS:
Net investment income (loss)	$6,689,647	$6,723,716	$3,733,450	$3,580,973	$3,012,079	$3,084,736
Net realized gain (loss) on investments and foreign currencies	(17,647,913)	(18,175,921)	(6,160,160)	(6,387,349)	1,809,824	(2,544,890)
Net unrealized gain (loss) on investments and foreign currencies	18,548,561	85,499,405	11,784,270	35,585,207	8,165,459	21,263,692
Net increase (decrease) in net assets resulting from operations	7,590,295	74,047,200	9,357,560	32,778,831	12,987,362	21,803,538
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—		—
Net investment income — Class 3	(6,723,716)	(8,983,374)	(3,580,973)	(5,057,072)	(3,084,736)	(4,082,234)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(6,723,716)	(8,983,374)	(3,580,973)	(5,057,072)	(3,084,736)	(4,082,234)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	23,319,739	30,101,091	52,848,019	37,377,122	49,103,026	44,834,984
TOTAL INCREASE (DECREASE) IN NET ASSETS	24,186,318	95,164,917	58,624,606	65,098,881	59,005,652	62,556,288
NET ASSETS:
Beginning of period	667,862,190	572,697,273	328,627,245	263,528,364	243,028,203	180,471,915
End of period†	$692,048,508	$667,862,190	$387,251,851	$328,627,245	$302,033,855	$243,028,203
† Includes accumulated undistributed net investment income (loss)	$7,320,468	$6,723,716	$4,130,867	$3,580,973	$3,360,436	$3,084,736

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies").SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, SunAmerica Annuity and Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement, six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC").

Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo.	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth.	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth .	18	28	12.6/5.4	36
Multi-Managed Income/Equity .	0	18	14/14	54
Multi-Managed Income.	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management and Real Return Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Fund Mergers: Pursuant to a plan of reorganization, all of the assets and liabilities of the Large Cap Composite Portfolio, a series of the Trust, were transferred in a tax-free exchange to the Large Cap Growth Portfolio, in exchange for shares of the Large Cap Growth Portfolio. The reorganization was consummated on October 4, 2010. The acquiring portfolio acquired all of the assets and liabilities of the target portfolio as shown in the table below.

Class 1, Class 2 and Class 3 shares of the Large Cap Composite Portfolio were exchanged tax-free for Class 1, Class 2 and Class 3 shares of Large Cap Growth Portfolio at an exchange ratio of 0.90 to 1, 0.91 to 1 and 0.92 to 1 respectively. Shares of the Large Cap Growth Portfolio issued in connection with the acquisition of the Large Cap Composite Portfolio were 2,501,129 with a value of $22,058,409. The assets in the investment portfolio of the Large Cap Composite Portfolio with a value of $22,097,228 and identified cost of $20,221,050 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolio
Large Cap Composite Portfolio				$1,876,178
Class 1	121,510	$977,304	$8.04
Class 2	1,495,059	12,019,837	8.04
Class 3	1,127,248	9,061,268	8.04
Acquiring Portfolio
Large Cap Growth Portfolio				$37,683,837
Class 1	450,339	$4,033,558	$8.96
Class 2	4,951,186	43,765,587	8.84
Class 3	24,135,308	211,871,179	8.78
Post Reorganization
Large Cap Growth Portfolio				$39,560,015
Class 1	559,453	$5,010,862	$8.96
Class 2	6,310,987	55,785,424	8.84
Class 3	25,167,522	220,932,447	8.78

Assuming the reorganization had been completed on April 1, 2010, the beginning of the annual reporting period for the acquiring portfolio, the pro forma results of operations for the period ended March 31, 2011, are as follows:

Net investment income (loss)	$697,778
Net realized/unrealized gains (losses)	29,759,898
Change in net assets resulting from operations	$30,457,676

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target portfolio that have been included in the Statement of Operations since October 4, 2010.

Pursuant to separate plans of reorganization, all of the assets and liabilities of the Focus Growth and Income Portfolio, and the Focus TechNet Portfolio, each a series of the Trust, were transferred in a tax-free exchange to the Focus Growth Portfolio, in exchange for shares of the Focus Growth Portfolio. The reorganizations were consummated on October 4, 2010. The acquiring portfolio acquired all of the assets and liabilities of the target portfolios as shown in the table below.

Class 2 and Class 3 shares of the Focus Growth and Income Portfolio were exchanged tax-free for Class 2 and Class 3 shares of Focus Growth Portfolio at an exchange ratio of 0.78 to 1, and 0.78 to 1, respectively. Shares of the Focus Growth Portfolio issued in connection with the acquisition of the Focus Growth and Income Portfolio were 4,393,968 with a value of $37,106,699. The assets in the investment portfolio of the Focus Growth and Income Portfolio with a value of $37,150,087 and identified cost of $32,011,246 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Class 2 and Class 3 shares of the Focus TechNet Portfolio were exchanged tax-free for Class 2 and Class 3 shares of Focus Growth Portfolio at an exchange ratio of 0.71 to 1, and 0.71 to 1, respectively. Shares of the Focus Growth Portfolio issued in connection with the acquisition of the Focus TechNet Portfolio were 3,789,068 with a value of $31,983,244. The assets in the investment portfolio of the Focus TechNet Portfolio with a value of $32,042,086 and identified cost of $23,353,611 as of the date of the reorganization, were the principal assets acquired by the acquiring portfolio. For financial statement purposes, assets received and shares issued by the acquiring portfolio were recorded at value; however, the cost basis of the investments received from the target portfolio were carried forward to align ongoing reporting of the acquiring portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganization:

	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
Target Portfolios
Focus Growth and Income Portfolio				$5,138,841
Class 2	2,755,398	$18,209,473	$6.61
Class 3	2,865,568	18,897,226	6.59
Focus TechNet Portfolio				$8,688,475
Class 2	2,309,219	$13,940,338	$6.04
Class 3	3,015,530	18,042,906	5.98
Acquiring Portfolio
Focus Growth Portfolio				$18,462,857
Class 1	234,915	$2,024,758	$8.62
Class 2	3,394,108	28,789,336	8.48
Class 3	6,014,214	50,575,625	8.41
Post Reorganization
Focus Growth Portfolio				$32,290,173
Class 1	234,915	$2,024,758	$8.62
Class 2	7,184,398	60,939,147	8.48
Class 3	10,406,960	87,515,757	8.41

The pro forma results of operations for the acquiring portfolio as of October 4, 2010, are as follows:

Net investment income (loss)	$(281,859)
Net realized/unrealized gains (losses)	41,841,444
Change in net assets resulting from operations	$41,559,585

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target portfolio that have been included in the Statement of Operations since October 4, 2010.

3.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts ("Forward Contracts") are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations received from an approved pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Portfolios' investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of March 31, 2012 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables represent the value of derivatives held as of March 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2012:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,853
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	11,570	foreign currency contracts	813
		$11,570		$2,666

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(249,122)	$(4,426)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(24,939)	5,983
		$(274,061)	$1,557

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $3,145,406.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,250,562.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,506 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$239
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	39,542	foreign currency contracts	2,746
		$39,542		$2,985

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(783,129)	$(26,695)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(83,236)	21,928
		$(866,365)	$(4,767)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $11,682,966.

(3)  The average notional amount outstanding for forward foreign currency contracts was $7,528,429.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $8,837 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$13,703
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	46,586	foreign currency contracts	3,234
		$46,586		$16,937

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(1,014,836)	$(21,868)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(98,080)	26,344
		$(1,112,916)	$4,476

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $12,146,355.

(3)  The average notional amount outstanding for forward foreign currency contracts was $8,562,559.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,858 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$1,277	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	49,454	foreign currency contracts	3,676
		$50,731		$3,676

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(1,313,156)	$(37,509)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(113,282)	24,383
		$(1,426,438)	$(13,126)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $15,952,453.

(3)  The average notional amount outstanding for forward foreign currency contracts was $9,801,408.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,208) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$403,385	contracts	$535,819
	Variation margin on futures contracts	—	Variation margin on futures contracts	33,199
Interest rate contracts(3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	41,672
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	129,579	foreign currency contracts	111,992
		$532,964		$722,682

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciations (depreciation) on futures contracts and swap contracts	$664	$175,051
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	996,738	(128,964)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(133,413)	34,748
		$863,989	$80,835

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $66,179,877 and $29,749,009, respectively.

(3)  The average value outstanding for interest rate futures was $38,081,545.

(4)  The average notional amount outstanding for forward currency contracts was $44,318,935.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $623,117 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$1,300	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$99,527	$(15,800)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $803,950.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $9,180 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$2,200	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$47,637	$(13,200)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $762,130.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,280 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$770

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$49,731	$(31,324)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $598,872.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,578 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$770

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contract and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$42,191	$(31,324)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $598,872.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,578 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,030

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$186,150	$(47,098)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $629,054.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,867 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$31,950	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$425,345	$(70,455)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,653,929.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $36,409 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$42,991	Variation margin on futures contracts	$—

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	$(728,375)	$85,510

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $9,590,074.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $111,315 as reported in the Portfolio of Investments.

Real Return Portfolio
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$260,725	foreign currency contracts	$2,478,650

Derivative Contracts	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,068,861	$(1,060,543)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $116,370,751.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended March 31, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of March 31, 2012, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended March 31, 2012, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of March 31, 2012, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments, known as "Variation Margin" are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures are generally exchange-traded.

At March 31, 2012, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps") for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the year ended March 31, 2012, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of March 31, 2012, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps, a type of total return swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted together, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interests earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolios.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Each Portfolio intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$580,000
Multi-Managed Moderate Growth	1.70	1,995,000
Multi-Managed Income/Equity	2.30	2,700,000
Multi-Managed Income	2.07	2,435,000
Large Cap Value	0.32	375,000
Mid Cap Growth	0.03	40,000
Diversified Fixed Income	0.49	575,000
Real Return	6.16	7,225,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.02% per annum, with a principal amount of $117,360,000, a repurchase price of $117,360,196, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	05/15/15	$108,019,000	$121,612,111

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$740,000
Multi-Managed Moderate Growth	1.70	2,550,000
Multi-Managed Income/Equity	2.30	3,455,000
Multi-Managed Income	2.07	3,115,000
Large Cap Value	0.32	480,000
Mid Cap Growth	0.03	50,000
Diversified Fixed Income	0.49	735,000
Real Return	6.15	9,240,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,501, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	5.38%	02/15/31	$112,190,700	$153,096,551

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.48%	$130,000
Multi-Managed Moderate Growth	1.69	455,000
Multi-Managed Income/Equity	2.30	620,000
Multi-Managed Income	2.07	560,000
Large Cap Value	0.31	85,000
Mid Cap Growth	0.02	5,000
Diversified Fixed Income	0.48	130,000
Real Return	6.15	1,660,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated March 30, 2012, bearing interest at a rate of 0.04% per annum, with a principal amount of $26,995,000, a repurchase price of $26,995,090, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	08/15/13	$26,196,000	$27,762,259

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.49%	$740,000
Multi-Managed Moderate Growth	1.70	2,550,000
Multi-Managed Income/Equity	2.30	3,455,000
Multi-Managed Income	2.07	3,115,000
Large Cap Value	0.32	480,000
Mid Cap Growth	0.03	50,000
Diversified Fixed Income	0.49	735,000
Real Return	6.15	9,240,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,626, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.38%	08/15/12	$149,877,000	$153,087,365

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.27%	$845,000
Multi-Managed Moderate Growth	0.44	1,370,000
Large Cap Growth	0.12	363,000
Large Cap Value	0.16	496,000
Mid Cap Growth	0.17	521,000
Mid Cap Value	0.20	611,000
Small Cap	0.98	3,058,000
Diversified Fixed Income	8.66	27,096,000
Focused Growth	0.93	2,925,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 30, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $313,004,000, a repurchase price of $313,004,261, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	08/15/20	$28,735,000	$30,523,351
U.S. Treasury Notes	2.63	04/30/18	263,590,000	286,888,457
U.S. Treasury Notes	1.50	06/30/16	1,800,000	1,856,250

As of March 31, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.50%	$655,000
Multi-Managed Moderate Growth	1.70	2,230,000
Multi-Managed Income/Equity	2.30	3,015,000
Multi-Managed Income	2.08	2,715,000
Large Cap Value	0.32	425,000
Mid Cap Growth	0.05	60,000
Diversified Fixed Income	0.50	655,000
Real Return	6.16	8,055,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 30, 2012, bearing interest at a rate of 0.05% per annum, with a principal amount of $130,820,000, a repurchase price of $130,820,545, and a maturity date of April 2, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	02/28/14	$129,753,300	$133,744,512

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Asset Allocation: Diversified Growth Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Asset Allocation: Diversified Growth Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended March 31, 2012, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $573,680, $2,741,539, $2,051,609, $3,869,531, $86,250 and $734,394 respectively.

Short Sales: Certain Portfolios may engage in "short sales against the box." A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

New Accounting Pronouncement

In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2012
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$275,236	$(2,448,784)	$12,865,455	$532,918	$—
Multi-Managed Moderate Growth	1,256,544	5,080,839	18,659,620	2,173,249	4,990,055
Multi-Managed Income/Equity	2,579,020	3,669,209	9,598,627	3,125,338	1,324,493
Multi-Managed Income	2,438,713	3,223,087	5,792,417	3,253,940	2,004,965
Asset Allocation: Diversified Growth	3,509,089	(23,720,612)	13,096,780	3,676,963	—
Stock	—	(3,006,757)	50,266,812	—	—
Large Cap Growth	822,020	9,530,898	60,080,874	625,750	—
Large Cap Value	4,176,016	(40,580,150)	22,655,798	3,784,692	—
Mid Cap Growth	—	3,826,808	18,730,609	—	—
Mid Cap Value	984,929	(25,279,262)	23,368,207	802,950	—
Small Cap	—	(15,306,061)	20,197,173	—	—
International Equity	5,248,601	(94,724,859)	420,825	3,659,877	—
Diversified Fixed Income	20,746,954	1,952,455	20,784,582	14,138,667	3,520,899
Real Return	11,532,985	(6,816,526)	16,696,932	—	—
Cash Management	—	(2,233,741)	(10,307)	—	—
Focus Growth	—	734,110	29,997,464	102,548	6,738,093
Focus Value	332,278	(34,777,836)	10,461,387	989,842	—
Allocation Growth	946,225	(27,869,387)	(943,128)	985,718	—
Allocation Moderate Growth	7,320,468	(47,600,387)	38,843,136	6,723,716	—
Allocation Moderate	4,130,867	(16,735,940)	17,009,022	3,580,973	—
Allocation Balanced	3,360,436	(3,191,749)	21,922,966	3,084,736	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2011
	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$515,766	$—
Multi-Managed Moderate Growth	2,563,539	—
Multi-Managed Income/Equity	3,631,228	—
Multi-Managed Income	2,749,247	—
Asset Allocation: Diversified Growth	6,329,161	—
Stock	—	—
Large Cap Growth	282,296	—
Large Cap Value	4,876,607	—
Mid Cap Growth	—	—
Mid Cap Value	816,223	—
Small Cap	—	—
International Equity	4,377,529	—
Diversified Fixed Income	11,215,290	—
Real Return	2,252,006	—
Cash Management	—	—
Focus Growth	—	—
Focus Value	1,573,474	—
Allocation Growth	1,327,649	—
Allocation Moderate Growth	8,983,374	—
Allocation Moderate	5,057,072	—
Allocation Balanced	4,082,234	—

As of March, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward							Unlimited
	2013	2014	2015	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$2,448,784	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	23,720,612	—	—	—
Stock	—	—	—	—	—	3,006,757	—	—	—
Large Cap Growth	—	—	—	—	—	—	—	—	—
Large Cap Value	—	—	—	—	1,853,978	38,623,944	—	—	102,228
Mid Cap Growth	—	—	—	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	25,279,262	—	—	—
Small Cap	—	—	—	—	14,335,734	970,327	—	—	—
International Equity	—	—	—	—	34,454,353	60,270,506	—	—	—
Diversified Fixed Income	—	—	—	—	—	—	—	—	—
Real Return	—	—	—	—	162,596	6,122,502	531,428	—	—
Cash Management	—	—	—	160,999	960,064	10,607	20	—	1,102,051
Focus Growth	—	—	—	—	—	—	—	—	—
Focus Value	—	—	—	—	8,177,482	26,600,354	—	—	—
Allocation Growth	—	—	—	—	1,037,877	9,582,828	11,231,621	128,506	5,888,555
Allocation Moderate Growth	—	—	—	—	—	20,361,890	17,655,131	—	9,583,366
Allocation Moderate	—	—	—	—	—	9,809,212	6,926,728	—	—
Allocation Balanced	—	—	—	—	—	1,125,755	2,065,994	—	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended March 31, 2012.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Multi-Managed Growth	$4,737,637	$—
Multi-Managed Moderate Growth	—	—
Multi-Managed Income/Equity	—	—
Multi-Managed Income	—	—
Asset Allocation: Diversified Growth	13,227,660	—
Stock	11,743,204	—
Large Cap Growth	7,806,153	—
Large Cap Value	—	—
Mid Cap Growth	4,248,182	—
Mid Cap Value	7,476,782	—
Small Cap	11,284,195	—
International Equity	1,834,408	—
Diversified Fixed Income	—	—
Real Return	1,565,009	—
Cash Management	—	—
Focus Growth	2,777,351	—
Focus Value	236,107	—
Allocation Growth	—	—
Allocation Moderate Growth	—	—
Allocation Moderate	88,432	—
Allocation Balanced	3,358,592	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2012, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$751,765	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	1,787,570	—
Stock	198,556	1,152,994	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	141,699	—	—
Mid Cap Value	—	802,823	—
Small Cap	89,131	801,134	—
International Equity	—	3,826,188	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
Cash Management	95,521	—	—
Focus Growth	304,621	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the period ended March 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in regulated investment companies and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$(22,451)	$985,623	$(963,172)
Multi-Managed Moderate Growth	(67,069)	67,069	—
Multi-Managed Income/Equity	(2,520)	2,520	—
Multi-Managed Income	(143,512)	143,512	—
Asset Allocation: Diversified Growth	1,078,942	(1,078,942)	—
Stock	427,416	6,661	(434,077)
Large Cap Growth	6,743	(6,743)	—
Large Cap Value	8,415	(8,415)	—
Mid Cap Growth	405,282	8,881	(414,163)
Mid Cap Value	(1,079)	1,084	(5)
Small Cap	494,614	—	(494,614)
International Equity	(193,429)	193,429	—
Diversified Fixed Income	702,072	(702,072)	—
Real Return	4,273,722	(3,978,722)	(295,000)
Cash Management	336,451	—	(336,451)
Focus Growth	340,320	(124,438)	(215,882)
Focus Value	(938)	938	—
Allocation Growth	52,014	(52,014)	—
Allocation Moderate Growth	630,821	(630,821)	—
Allocation Moderate	397,417	(397,417)	—
Allocation Balanced	348,357	(348,357)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$14,153,985	$(1,288,604)	$12,865,381	$65,496,266
Multi-Managed Moderate Growth	20,646,544	(1,987,171)	18,659,373	129,594,746
Multi-Managed Income/Equity	11,134,015	(1,535,443)	9,598,572	108,102,000
Multi-Managed Income	6,717,006	(924,702)	5,792,304	102,928,769
Asset Allocation: Diversified Growth	19,318,912	(6,182,717)	13,136,195	174,848,653
Stock	52,228,212	(1,961,390)	50,266,822	97,548,709
Large Cap Growth	62,144,523	(2,063,869)	60,080,654	219,980,908
Large Cap Value	49,411,810	(26,756,012)	22,655,798	288,372,932
Mid Cap Growth	23,671,214	(4,940,622)	18,730,592	86,940,543
Mid Cap Value	28,390,166	(5,021,959)	23,368,207	187,641,200
Small Cap	24,800,253	(4,603,080)	20,197,173	110,853,085
International Equity	30,198,657	(29,670,131)	528,526	312,974,817
Diversified Fixed Income	22,956,966	(2,173,977)	20,782,989	546,680,958
Real Return	17,187,008	(495,285)	16,691,723	348,173,736
Cash Management	5,838	(16,145)	(10,307)	67,586,076
Focus Growth	33,510,973	(3,513,509)	29,997,464	123,855,755
Focus Value	12,052,525	(1,591,138)	10,461,387	74,350,680
Allocation Growth	17,999,030	(18,942,158)	(943,128)	124,347,963
Allocation Moderate Growth	84,911,616	(46,068,480)	38,843,136	652,924,293
Allocation Moderate	43,979,720	(26,970,698)	17,009,022	370,218,930
Allocation Balanced	34,804,240	(12,881,274)	21,922,966	279,911,193

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan):  SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	>$100 million	0.45%
	>$500 million	0.425%
	>$1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Focus Value	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2012, the amount of advisory fees waived was $187,294.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus Lord Abbett PineBridge SAAMCo WMC

Multi-Managed Moderate Growth	Janus Lord Abbett PineBridge SAAMCo WMC

Multi-Managed Income/Equity	Janus Lord Abbett PineBridge WMC

Multi-Managed Income	Janus Lord Abbett PineBridge WMC

Asset Allocation: Diversified Growth	Putnam Investment Management, LLC

Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")

Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo

Large Cap Value	SAAMCo T. Rowe Price WMC

Mid Cap Growth	SAAMCo T. Rowe Price WMC

Mid Cap Value	Goldman Sachs Asset Management, L.P. Lord Abbett SAAMCo

Small Cap	ClearBridge Advisors, LLC ("ClearBridge") SAAMCo

International Equity	Janus Lord Abbett PineBridge

Diversified Fixed Income	PineBridge SAAMCo WMC

Real Return	WMC

Cash Management	BofA Advisors, LLC

Portfolio	Subadviser
Focus Growth	Janus SAAMCo Marsico Capital Management, LLC ("Marsico")

Focus Value	Northern Trust Investments, N.A. Third Avenue Management, LLC J.P. Morgan Investment Management, Inc.

Allocation Growth	Ibbotson Associates, Inc.

Allocation Moderate Growth	Ibbotson Associates, Inc.

Allocation Moderate	Ibbotson Associates, Inc.

Allocation Balanced	Ibbotson Associates, Inc.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Small Cap	1.15%	1.30%	1.40%
International Equity	1.30	1.45	1.55
Focus Growth	1.30	1.45	1.55
Focus Value	1.30	1.45	1.55
Allocation Balanced	N/A	N/A	0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations. As of March 31, 2012, none of the Portfolio's listed above were subject to reimbursement. In addition, none of the Portfolio's had balances subject to recoupment.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2012, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On September 27, 2011, September 30, 2011, and October 3, 2011 the Asset Allocation: Diversified Growth Portfolio purchased 7,088, 3,446 and 426 shares, respectively of the SPDR S&P 500 ETF Trust, an exchange traded fund ("ETF"), that caused the Portfolio to exceed its registration statement limitation of investing more than 5% of the value of the Portfolio's assets in any one investment company. On October 12, 2011 the Portfolio sold shares of the SPDR S&P 500 ETF Trust reducing the Portfolio's position to less than 5% of assets and resulting in a gain of $46,304 to the Portfolio.

On February 29, 2012, the Small Cap Portfolio sold 1,177 shares of SonoSite, Inc. common stock that the Portfolio did not own. The Portfolio has an investment restriction that prohibits it from engaging in short sales except to the extent the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short ("short sales against the box"). The short position was closed on March 5, 2012, resulting in a loss of $12.

As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

6.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended March 31, 2012, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$2,269
Multi-Managed Moderate Growth	3,374
Multi-Managed Income/Equity	942
Multi-Managed Income	353
Asset Allocation:Diversified Growth	16,756
Stock	2,151
Large Cap Growth	4,618
Large Cap Value	3,865
Mid Cap Growth	1,360
Mid Cap Value	9,063
Small Cap	5,770
International Equity	10,237
Focus Growth	17,401
Focus Value	4,893

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2012 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$46,926,573	$62,055,065	$4,931,418	$4,690,731
Multi-Managed Moderate Growth	79,244,422	106,674,158	11,204,326	16,531,518
Multi-Managed Income/Equity	41,962,419	60,995,418	16,597,705	22,811,221
Multi-Managed Income	32,333,202	45,800,066	23,485,267	20,380,526
Asset Allocation: Diversified Growth	138,702,981	154,157,007	16,126,167	16,961,482
Stock	36,335,506	74,446,702	—	—
Large Cap Growth	144,993,658	185,026,331	—	—
Large Cap Value	95,474,007	113,399,820	—	—
Mid Cap Growth	72,314,717	72,929,396	—	—
Mid Cap Value	129,359,499	97,671,863	—	—
Small Cap	111,621,881	170,233,282	—	—
International Equity	182,549,394	176,595,480	—	—
Diversified Fixed Income	338,660,341	278,635,784	235,895,034	191,027,641
Real Return	92,748,936	55,234,733	95,894,398	49,841,609
Cash Management	—	—	—	—
Focus Growth	207,469,925	214,679,867	—	—
Focus Value	36,668,749	37,999,686	—	—
Allocation Growth	28,725,445	40,567,361	—	—
Allocation Moderate Growth	160,286,101	144,261,428	—	—
Allocation Moderate	113,821,829	64,860,476	—	—
Allocation Balanced	81,054,877	35,214,258	—	—

8.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,884	$282,366	33,374	$504,314	50,761	$791,322	158,989	$2,346,359
Reinvested dividends	7,592	114,813	7,509	116,154	13,105	198,013	12,861	198,680
Shares redeemed	(185,151)	(2,867,468)	(228,412)	(3,382,782)	(474,868)	(7,416,274)	(772,965)	(11,269,767)
Net increase (decrease)	(159,675)	$(2,470,289)	(187,529)	$(2,762,314)	(411,002)	$(6,426,939)	(601,115)	$(8,724,728)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	140,664	$2,200,326	254,974	$3,848,867
Reinvested dividends	14,587	220,092	13,025	200,932
Shares redeemed	(551,609)	(8,605,906)	(585,200)	(8,358,429)
Net increase (decrease)	(396,358)	$(6,185,488)	(317,201)	$(4,308,630)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,978	$415,937	63,994	$877,345	217,920	$3,048,599	558,207	$7,562,214
Reinvested dividends	65,890	865,842	23,206	323,752	256,354	3,364,300	89,546	1,247,058
Shares redeemed	(270,096)	(3,745,609)	(347,669)	(4,671,280)	(1,379,616)	(19,290,729)	(2,436,170)	(32,573,710)
Net increase (decrease)	(174,228)	$(2,463,830)	(260,469)	$(3,470,183)	(905,342)	$(12,877,830)	(1,788,417)	$(23,764,438)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	297,684	$4,159,597	516,085	$7,041,047
Reinvested dividends	223,830	2,933,162	71,379	992,729
Shares redeemed	(1,120,095)	(15,675,481)	(1,033,180)	(13,909,797)
Net increase (decrease)	(598,581)	$(8,582,722)	(445,716)	$(5,876,021)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,474	$617,106	76,530	$944,537	304,781	$3,784,060	519,817	$6,390,587
Reinvested dividends	47,151	561,402	37,218	456,139	201,531	2,396,132	161,183	1,971,958
Shares redeemed	(238,603)	(2,966,912)	(360,891)	(4,408,469)	(1,314,985)	(16,339,895)	(1,703,701)	(20,722,814)
Net increase (decrease)	(141,978)	$(1,788,404)	(247,143)	$(3,007,793)	(808,673)	$(10,159,703)	(1,022,701)	$(12,360,269)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	244,280	$3,031,799	463,053	$5,678,508
Reinvested dividends	125,682	1,492,297	98,483	1,203,131
Shares redeemed	(856,023)	(10,626,008)	(885,955)	(10,778,347)
Net increase (decrease)	(486,061)	$(6,101,912)	(324,419)	$(3,896,708)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	74,584	$926,666	102,344	$1,265,956	478,108	$5,961,353	1,006,320	$12,419,197
Reinvested dividends	59,441	709,913	31,812	390,800	228,126	2,720,253	121,503	1,489,883
Shares redeemed	(265,642)	(3,340,306)	(290,666)	(3,610,020)	(1,045,408)	(13,107,519)	(1,856,797)	(23,024,721)
Net increase (decrease)	(131,617)	$(1,703,727)	(156,510)	$(1,953,264)	(339,174)	$(4,425,913)	(728,974)	$(9,115,641)
	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	867,695	$10,866,596	910,389	$11,217,617
Reinvested dividends	153,596	1,828,739	70,925	868,564
Shares redeemed	(1,092,785)	(13,719,501)	(1,018,349)	(12,584,365)
Net increase (decrease)	(71,494)	$(1,024,166)	(37,035)	$(498,184)
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	152,870	$1,401,566	110,070	$975,495	787,397	$7,312,339	1,140,232	$10,239,544
Reinvested dividends	57,375	530,362	92,134	879,668	190,556	1,760,777	326,810	3,117,824
Shares redeemed	(596,146)	(5,711,860)	(844,796)	(7,856,606)	(2,554,388)	(24,639,228)	(4,511,032)	(41,740,555)
Net increase (decrease)	(385,901)	$(3,779,932)	(642,592)	$(6,001,443)	(1,576,435)	$(15,566,112)	(3,043,990)	$(28,383,187)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,068,208	$10,070,284	1,142,984	$10,506,151
Reinvested dividends	150,187	1,385,824	244,732	2,331,669
Shares redeemed	(2,236,683)	(21,535,128)	(2,396,045)	(22,153,369)
Net increase (decrease)	(1,018,288)	$(10,079,020)	(1,008,329)	$(9,315,549)

	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,350	$751,941	61,714	$795,032	289,214	$4,307,847	591,527	$7,695,449
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(368,880)	(5,687,852)	(520,492)	(7,211,184)	(1,516,960)	(23,281,294)	(2,626,462)	(35,876,707)
Net increase (decrease)	(318,530)	$(4,935,911)	(458,778)	$(6,416,152)	(1,227,746)	$(18,973,447)	(2,034,935)	$(28,181,258)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	431,395	$6,426,902	599,483	$8,069,458
Reinvested dividends	—	—	—	—
Shares redeemed	(1,329,313)	(20,265,724)	(1,468,472)	(20,023,770)
Net increase (decrease)	(897,918)	$(13,838,822)	(868,989)	$(11,954,312)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	370,139	$3,942,667	139,455	$1,266,456	188,456	$1,799,855	1,687,556	$15,041,854
Shares issued in merger†	—	—	109,114	977,304	—	—	1,359,801	12,019,837
Reinvested dividends	2,170	21,003	1,505	14,551	14,398	137,585	9,357	89,245
Shares redeemed	(139,109)	(1,363,903)	(230,288)	(2,072,742)	(1,684,316)	(16,321,556)	(2,944,934)	(26,362,665)
Net increase (decrease)	233,200	$2,599,767	19,786	$185,569	(1,481,462)	$(14,384,116)	111,780	$788,271
	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	4,994,028	$47,012,387	3,613,961	$31,997,378
Shares issued in merger†	—	—	1,032,214	9,061,268
Reinvested dividends	49,200	467,162	18,832	178,500
Shares redeemed	(8,839,458)	(80,579,248)	(4,570,750)	(40,603,831)
Net increase (decrease)	(3,796,230)	$(33,099,699)	94,257	$633,315
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	694,497	$8,106,265	22,258	$237,137	238,206	$2,632,055	336,449	$3,541,445
Reinvested dividends	6,723	71,168	9,283	100,563	53,307	563,741	74,696	808,052
Shares redeemed	(152,777)	(1,670,411)	(105,862)	(1,121,268)	(1,117,913)	(12,191,476)	(1,312,973)	(13,783,518)
Net increase (decrease)	548,443	$6,507,022	(74,321)	$(783,568)	(826,400)	$(8,995,680)	(901,828)	$(9,434,021)

†  See Note 2

	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,121,399	$33,128,521	2,460,004	$25,719,916
Reinvested dividends	298,152	3,149,783	367,107	3,967,992
Shares redeemed	(5,088,901)	(51,641,361)	(4,480,701)	(47,399,684)
Net increase (decrease)	(1,669,350)	$(15,363,057)	(1,653,590)	$(17,711,776)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	193,294	$2,485,879	60,770	$670,870	191,322	$2,257,404	304,621	$3,322,256
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(114,798)	(1,400,031)	(109,307)	(1,154,669)	(937,418)	(11,162,067)	(1,217,380)	(13,075,229)
Net increase (decrease)	78,496	$1,085,848	(48,537)	$(483,799)	(746,096)	$(8,904,663)	(912,759)	$(9,752,973)
	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,145,647	$22,723,930	808,716	$8,122,518
Reinvested dividends	—	—	—	—
Shares redeemed	(1,363,700)	(16,176,036)	(1,768,023)	(18,610,942)
Net increase (decrease)	781,947	$6,547,894	(959,307)	$(10,488,424)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	423,826	$5,958,426	29,673	$388,492	128,582	$1,674,264	321,937	$4,095,570
Reinvested dividends	1,770	22,679	2,693	35,686	13,977	178,696	21,462	283,853
Shares redeemed	(118,860)	(1,599,582)	(99,014)	(1,186,951)	(864,474)	(11,576,137)	(1,001,278)	(12,567,790)
Net increase (decrease)	306,736	$4,381,523	(66,648)	$(762,773)	(721,915)	$(9,723,177)	(657,879)	$(8,188,367)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	3,687,343	$46,043,067	2,575,899	$33,462,263
Reinvested dividends	47,125	601,575	37,610	496,684
Shares redeemed	(955,540)	(12,614,670)	(1,800,738)	(21,888,767)
Net increase (decrease)	2,778,928	$34,029,972	812,771	$12,070,180

	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	389,723	$3,891,064	12,640	$112,639	267,488	$2,388,033	386,966	$3,303,771
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(85,980)	(816,090)	(106,905)	(904,417)	(980,496)	(9,041,824)	(1,352,934)	(11,419,441)
Net increase (decrease)	303,743	$3,074,974	(94,265)	$(791,778)	(713,008)	$(6,653,791)	(965,968)	$(8,115,670)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,135,867	$9,993,987	2,335,612	$20,170,098
Reinvested dividends	—	—	—	—
Shares redeemed	(8,048,124)	(70,299,210)	(4,300,347)	(35,171,680)
Net increase (decrease)	(6,912,257)	$(60,305,223)	(1,964,735)	$(15,001,582)
	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,298,171	$9,641,262	20,145	$154,676	369,900	$2,722,031	832,562	$6,204,056
Reinvested dividends	8,018	54,534	9,913	76,195	68,373	465,488	89,607	688,944
Shares redeemed	(160,430)	(1,213,195)	(221,785)	(1,667,151)	(1,543,487)	(11,623,837)	(2,368,826)	(17,516,306)
Net increase (decrease)	1,145,759	$8,482,601	(191,727)	$(1,436,280)	(1,105,214)	$(8,436,318)	(1,446,657)	$(10,623,306)
	International Equity Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	6,287,071	$45,105,784	5,120,936	$37,859,072
Reinvested dividends	462,220	3,139,855	470,658	3,612,390
Shares redeemed	(5,745,436)	(41,505,753)	(3,622,810)	(26,966,965)
Net increase (decrease)	1,003,855	$6,739,886	1,968,784	$14,504,497
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,326,650	$15,827,289	65,868	$758,680	935,064	$11,164,227	1,440,260	$16,622,454
Reinvested dividends	16,574	194,120	14,487	164,526	184,541	2,157,728	165,971	1,881,848
Shares redeemed	(120,602)	(1,435,974)	(148,035)	(1,714,225)	(1,929,028)	(22,853,813)	(2,891,278)	(33,252,427)
Net increase (decrease)	1,222,622	$14,585,435	(67,680)	$(791,019)	(809,423)	$(9,531,858)	(1,285,047)	$(14,748,125)

	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	14,759,819	$175,783,455	11,187,353	$130,046,954
Reinvested dividends	1,313,741	15,307,718	811,302	9,168,916
Shares redeemed	(5,822,479)	(68,935,305)	(6,334,721)	(72,658,076)
Net increase (decrease)	10,251,081	$122,155,868	5,663,934	$66,557,794
	Real Return Portfolio
	Class 1		Class 3
	For the period January 23, 2012@ through March 31, 2012		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	751,043	$7,688,844	19,086,323	$191,645,329	17,083,829	$164,274,242
Reinvested dividends	—	—	—	—	237,112	2,252,006
Shares redeemed	—	—	(8,322,017)	(83,455,460)	(7,723,678)	(74,355,635)
Net increase (decrease)	751,043	$7,688,844	10,764,306	$108,189,869	9,597,263	$92,170,613
	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	84,535	$908,122	63,716	$686,983	2,086,754	$22,339,556	3,209,035	$34,495,233
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(65,532)	(704,083)	(145,048)	(1,563,588)	(2,743,319)	(29,368,431)	(4,626,239)	(49,737,070)
Net increase (decrease)	19,003	$204,039	(81,332)	$(876,605)	(656,565)	$(7,028,875)	(1,417,204)	$(15,241,837)
	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	5,212,438	$55,648,388	3,315,870	$35,583,608
Reinvested dividends	—	—	—	—
Shares redeemed	(5,305,807)	(56,608,762)	(4,704,435)	(50,486,240)
Net increase (decrease)	(93,369)	$(960,374)	(1,388,565)	$(14,902,632)
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2012		For the year ended March 31, 2011		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	441,535	$4,335,556	87,037	$820,269	285,310	$2,757,816	4,044,831	$34,473,360
Shares issued in merger†	—	—	—	—	—	—	3,790,290	32,149,811
Reinvested dividends	13,914	124,507	—	—	255,077	2,239,235	—	—
Shares redeemed	(89,246)	(852,290)	(63,370)	(561,417)	(1,775,930)	(17,288,021)	(5,638,766)	(48,957,597)
Net increase (decrease)	366,203	$3,607,773	23,667	$258,852	(1,235,543)	$(12,290,970)	2,196,355	$17,665,574

†  See Note 2

@  Commencement of operations

	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	2,507,103	$23,360,620	6,289,522	$53,326,181
Shares issued in merger†	—	—	4,392,746	36,940,132
Reinvested dividends	515,498	4,476,899	—	—
Shares redeemed	(2,623,667)	(25,713,812)	(6,122,482)	(52,818,111)
Net increase (decrease)	398,934	$2,123,707	4,559,786	$37,448,202
	Focus Value Portfolio
	Class 1		Class 2
	For the period January 23, 2012@ through March 31, 2012		For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	641,884	$7,688,845	102,144	$1,162,416	133,599	$1,610,174
Reinvested dividends	—	—	26,484	287,044	45,622	563,320
Shares redeemed	—	—	(637,888)	(7,519,574)	(845,450)	(9,983,439)
Net increase (decrease)	641,884	$7,688,845	(509,260)	$(6,070,114)	(666,229)	$(7,809,943)
	Focus Value Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	657,068	$7,411,336	321,696	$3,856,040
Reinvested dividends	65,014	702,798	81,971	1,010,155
Shares redeemed	(646,425)	(7,582,962)	(517,349)	(6,212,741)
Net increase (decrease)	75,657	$531,172	(113,682)	$(1,346,546)
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	1,614,953	$15,002,703	1,849,570	$16,943,021
Reinvested dividends	110,363	985,718	140,715	1,327,649
Shares redeemed	(2,935,358)	(27,519,703)	(3,639,644)	(32,502,910)
Net increase (decrease)	(1,210,042)	$(11,531,282)	(1,649,359)	$(14,232,240)

†  See Note 2

@  Commencement of operations

	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	12,377,567	$129,329,860	10,802,739	$109,272,425
Reinvested dividends	669,335	6,723,716	867,860	8,983,374
Shares redeemed	(10,752,338)	(112,733,837)	(8,841,160)	(88,154,708)
Net increase (decrease)	2,294,564	$23,319,739	2,829,439	$30,101,091
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	11,266,128	$117,105,692	8,444,552	$85,351,973
Reinvested dividends	355,127	3,580,973	493,707	5,057,072
Shares redeemed	(6,525,139)	(67,838,646)	(5,313,907)	(53,031,923)
Net increase (decrease)	5,096,116	$52,848,019	3,624,352	$37,377,122
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2012		For the year ended March 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	9,680,927	$103,530,461	8,408,305	$86,663,963
Reinvested dividends	293,784	3,084,736	390,207	4,082,234
Shares redeemed	(5,348,316)	(57,512,171)	(4,436,911)	(45,911,213)
Net increase (decrease)	4,626,395	$49,103,026	4,361,601	$44,834,984

9.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers for the year ended March 31, 2012:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International
Large Cap Growth	$12,759	$668
Mid Cap Value	767	5,168
Mid Cap Growth	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by AIG or an affiliate thereof. For the year ended March 31, 2012, transactions in these securities were as follows:

Portfolio	Security	Income	Value at March 31, 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2012
Large Cap Value	AIG Common Stock	$—	$87,323	$210,794	$21,335	$(514,461)	$518,263	$280,584
Mid Cap Value	AIG	—	107,563	5,159	90,581	(18,102)	(4,039)	—
Allocation Growth	Various Seasons Series
	Trust Portfolios*	1,102,358	137,228,598	30,201,165	40,571,013	(7,141,414)	3,687,499	123,404,835
Allocation Moderate Growth	Various Seasons Series
	Trust Portfolios*	7,558,414	667,670,332	170,433,314	144,261,428	(20,623,350)	18,548,561	691,767,429

Portfolio	Security	Income	Value at March 31, 2011	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2012
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	$4,217,812	$328,436,242	$119,766,614	$64,860,476	$(7,898,698)	$11,784,270	$387,227,952
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	3,393,272	242,560,791	85,723,008	35,150,065	534,966	8,165,459	301,834,159

* See Portfolio of Investments for details

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2012, each Managed Allocation Portfolio held less than 39% of the net assets of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 79% of the net assets of any underlying Seasons Series Trust Portfolio.

10.  Investment Concentration: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2012 had approximately 18.0% and 20.1% of its net assets invested in equity and fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At March 31, 2012, the Portfolios had 27.5%, 33.7% and 27.0% respectively, of their total net assets invested in such securities.

11.  Line of Credit: The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 16, 2011, the commitment fee was 12.5 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2012, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	2	$14	$174,716	1.40%
Multi-Managed Moderate Growth	22	154	181,221	1.40
Multi-Managed Income/Equity	21	232	283,535	1.40
Multi-Managed Income	4	21	135,137	1.39
Asset Allocation: Diversified Growth	2	31	400,306	1.38
Stock	5	63	326,365	1.38
Large Cap Growth	20	2,022	2,606,119	1.39
Large Cap Value	6	73	313,084	1.40
Mid Cap Growth	6	59	255,213	1.39
Small Cap	17	1,110	1,693,199	1.39
International Equity	30	822	708,646	1.39
Diversified Fixed Income	29	2,223	1,980,741	1.39

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Real Return	1	26	675,650	1.39
Focus Growth	20	239	308,358	1.40
Allocation Growth	159	912	148,410	1.39
Allocation Moderate Growth	115	1,758	395,641	1.39
Allocation Moderate	64	1,304	527,234	1.39
Allocation Balanced	78	849	281,037	1.39

As of March 31, 2012, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Focus Growth	$238,556

12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2012, none of the Portfolios participated in this program.

13.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2012, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Stock	$55,470	$60,364	$16,257
Large Cap Value	177,309	38,180	(9,781)
Mid Cap Growth	—	10,157	(1,931)
Small Cap	110,397	—	—
Diversified Fixed Income	15,681,540	—	—

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/08	$14.00	$0.16	$0.29	$0.45	$(0.27)	$—	$—	$(0.27)	$14.18	3.08	%(1)	$27,029	1.12%	1.07%	117%
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)		14,674	1.15	1.16	224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00		16,109	1.20	0.87	101
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89		14,861	1.24	0.72	90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36		12,830	1.29	0.55	67
Multi-Managed Growth Portfolio Class 2
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(1)	67,550	1.27	0.92	117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)		33,168	1.30	1.01	224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89		38,021	1.35	0.71	101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64		32,548	1.39	0.57	90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23		27,093	1.44	0.40	67
Multi-Managed Growth Portfolio Class 3
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(1)	48,223	1.38	0.82	117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)		30,240	1.40	0.92	224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71		39,937	1.45	0.61	101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51		39,232	1.49	0.47	90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14		34,327	1.54	0.30	67

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Multi-Managed Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.01	0.00	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.01	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/08	$13.82	$0.29	$0.05	$0.34	$(0.35)	$(0.22)	$—	$(0.57)	$13.59	2.27	%(1)	$33,470	1.00%	1.98%	131%
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)		18,161	1.01	2.10	210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22		20,298	1.04	1.69	97
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19		18,213	1.06	1.37	90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69		15,621	1.09	1.12	61
Multi-Managed Moderate Growth Portfolio Class 2
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(1)	153,903	1.15	1.83	131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)		79,325	1.16	1.94	210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04		93,527	1.19	1.54	97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10		75,501	1.21	1.22	90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48		62,180	1.24	0.97	61
Multi-Managed Moderate Growth Portfolio Class 3
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(1)	79,732	1.25	1.73	131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)		52,139	1.26	1.85	210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96		66,236	1.29	1.43	97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88		65,288	1.31	1.11	90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46		56,421	1.34	0.87	61

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/08	$12.91	$0.44	$0.35	$0.79	$(0.51)	$(0.20)	$—	$(0.71)	$12.99	6.05%	$26,330	0.97%	3.30%	109%
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)	15,643	0.99	3.57	110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76	16,530	1.02	3.25	54
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04	2.47	70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09	2.18	51
Multi-Managed Income/Equity Portfolio Class 2
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91	125,367	1.12	3.15	109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)	67,097	1.14	3.42	110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17	3.10	54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20	2.32	70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24	2.04	51
Multi-Managed Income/Equity Portfolio Class 3
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74	55,982	1.22	3.05	109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)	34,030	1.24	3.33	110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27	2.99	54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30	2.21	70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34	1.94	51

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/08	$12.26	$0.50	$0.13	$0.63	$(0.59)	$(0.03)	$—	$(0.62)	$12.27	5.17%	$21,103	0.98%	3.94%	121%
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)	12,585	0.99	4.22	123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67	15,061	1.03	3.86	45
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05	2.81	74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08	2.38	53
Multi-Managed Income Portfolio Class 2
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03	89,971	1.13	3.79	121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)	51,085	1.14	4.07	123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18	3.70	45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20	2.65	74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23	2.23	53
Multi-Managed Income Portfolio Class 3
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93	36,395	1.23	3.69	121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)	26,657	1.24	3.98	123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28	3.60	45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30	2.55	74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33	2.12	53

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/08	$13.92	$0.27	$(0.88)	$(0.61)	$(0.28)	$(1.10)	$—	$(1.38)	$11.93	(5.30	)%(3)	$49,155	0.93%	1.93%	92%
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00	2.16	206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06	1.72	123
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03	1.70	94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(4)	24,385	1.04	1.88	89
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08	1.77	92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15	2.01	206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18	1.55	94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(4)	87,601	1.19	1.73	89
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18	1.66	92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26	1.89	206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28	1.44	94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(4)	73,205	1.28	1.63	89

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Asset Allocation: Diversified Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/08	$18.16	$0.04	$(0.60)	$(0.56)	$(0.07)	$(1.49)	$—	$(1.56)	$16.04	(4.20)%	$40,425	0.95%	0.23%	58%
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95	0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96	(0.07)	52
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96	(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96	(0.25)	24
Stock Portfolio Class 2
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10	0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11	0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11	(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
Stock Portfolio Class 3
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21	(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21	0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21	(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/08	$9.96	$0.02	$0.39		$0.41	$(0.07)	$(0.09)	$—	$(0.16)	$10.21	3.96%	$8,166	0.90%	0.18%	60%
03/31/09	10.21	0.01	(3.74)		(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92	0.16	54
03/31/10	6.06	0.03	2.97		3.00	—	—	—	—	9.06	49.50	4,730	0.91	0.33	45
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90	0.52	29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90	0.54	52
Large Cap Growth Portfolio Class 2
03/31/08	9.88	0.00	0.38		0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05	0.03	60
03/31/09	10.12	0.00	(3.71)		(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07	0.01	54
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06	0.18	45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05	0.38	29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
Large Cap Growth Portfolio Class 3
03/31/08	9.84	(0.01)	0.39		0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15	(0.07)	60
03/31/09	10.08	(0.00)	(3.70)		(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17	(0.06)	54
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16	0.08	45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15	0.18	29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Large Cap Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

  (2)  Includes the effect of a merger (see Note 2).

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/08	$14.29	$0.24	$(1.03)	$(0.79)	$(0.17)	$(0.54)	$—	$(0.71)	$12.79	(6.05)%	$13,278	0.89%	1.64%	37%
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89	2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89	1.63	47
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89	1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89	1.59	32
Large Cap Value Portfolio Class 2
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04	1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04	2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04	1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
Large Cap Value Portfolio Class 3
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14	1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14	2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14	1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
Mid Cap Growth Portfolio Class 1
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02	(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06	(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12	(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
Mid Cap Growth Portfolio Class 2
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17	(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21	(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27	(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
Mid Cap Growth Portfolio Class 3
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27	(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31	(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37	(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.01	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/08	$19.96	$0.16	$(2.65)	$(2.49)	$(0.15)	$(1.79)	$—	$(1.94)	$15.53	(13.50)%		$10,716	0.99%	0.84%	61%
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)		4,583	1.01	1.30	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00		5,063	1.07	0.81	85
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05	0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01	0.79	54
Mid Cap Value Portfolio Class 2
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)		84,364	1.14	0.68	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)		36,150	1.16	1.15	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22	0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20	0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
Mid Cap Value Portfolio Class 3
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)		100,286	1.24	0.63	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)		60,672	1.27	1.12	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32	0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30	0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
Small Cap Portfolio Class 1
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)		6,140	1.09	0.11	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)		3,032	1.07	0.19	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02	(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03	0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
Small Cap Portfolio Class 2
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)		54,909	1.24	(0.04)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)		25,718	1.22	0.03	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17	(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18	(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
Small Cap Portfolio Class 3
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)		127,947	1.34	(0.12)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)		100,009	1.31	0.04	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27	(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28	(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Mid Cap Value Class 1	0.00%	0.01%	0.02%	0.01%	0.00%
Mid Cap Value Class 2	0.00	0.01	0.02	0.01	0.01
Mid Cap Value Class 3	0.00	0.01	0.02	0.01	0.00
Small Cap Portfolio Class 1	0.02	0.02	0.00	0.01	0.00
Small Cap Portfolio Class 2	0.02	0.02	0.00	0.01	0.00
Small Cap Portfolio Class 3	0.02	0.02	0.00	0.01	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/08	$11.91	$0.17	$(0.58)	$(0.41)	$(0.11)	$(0.71)	$—	$(0.82)	$10.68	(4.33)%	$13,015	1.18	%(1)	1.38	%(1)	83%
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(1)	2.61	(1)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(1)	1.52	(1)	110
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
International Equity Portfolio Class 2
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(1)	1.25	(1)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(1)	2.49	(1)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
International Equity Portfolio Class 3
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(1)	1.04	(1)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(1)	2.18	(1)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
Diversified Fixed Income Portfolio Class 1
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
Diversified Fixed Income Portfolio Class 2
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
Diversified Fixed Income Portfolio Class 3
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
Real Return Portfolio Class 3
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
Cash Management Portfolio Class 1
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
Cash Management Portfolio Class 2
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
Cash Management Portfolio Class 3
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Gross of Custody Credits of 0.01%

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/08	$9.12	$(0.04)	$0.34	$0.30	$—	$—	$—	$—	$9.42	3.29%		$3,387	1.13%	(0.35)%	126%
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(3)	1,960	1.15	(0.20)	263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18	(0.31)	104
03/31/11	8.24	(0.01)	2.39 (1)	2.38	—	—	—	—	10.62	28.88		3,028	1.14	(0.06)	210
03/31/12	10.62	(0.02)	(0.15)	(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)		6,514	1.12	(0.19)	143
Focus Growth Portfolio Class 2
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29	(0.50)	126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(3)	27,693	1.30	(0.35)	263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33	(0.47)	104
03/31/11	8.12	(0.01)	2.33 (1)	2.32	—	—	—	—	10.44	28.57		63,685	1.28	(0.12)	210
03/31/12	10.44	(0.03)	(0.15)	(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)		47,737	1.26	(0.32)	143
Focus Growth Portfolio Class 3
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39	(0.61)	126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(3)	30,075	1.40	(0.45)	263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43	(0.58)	104
03/31/11	8.05	(0.02)	2.32 (1)	2.30	—	—	—	—	10.35	28.57		101,121	1.38	(0.22)	210
03/31/12	10.35	(0.04)	(0.15)	(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)		98,806	1.37	(0.41)	143

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Includes the effect of a merger (see Note 2).

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%		$7,738	1.19	%(1)	0.26	%(1)	50%
Focus Value Portfolio Class 2
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27		1.28		87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28		1.42		106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03		30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)		21,636	1.33		0.50		50
Focus Value Portfolio Class 3
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38		1.19		87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38		1.30		106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91		59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)		55,360	1.43		0.39		50

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/08	03/31/09	03/31/10	03/31/11	03/31/12
Focus Value Portfolio Class 1	—%	—%	—%	—%	0.00%
Focus Value Portfolio Class 2	0.02	0.03	0.01	0.01	0.01
Focus Value Portfolio Class 3	0.02	0.03	0.01	0.01	0.01

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/08	$12.68	$0.16	$(0.85)	$(0.69)	$(0.13)	$(0.22)	$—	$(0.35)	$11.64	(5.68)%	$195,554	0.16%		0.52%		19%
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
Allocation Moderate Growth Portfolio Class 3
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(3)	1.15	(3)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
Allocation Moderate Portfolio Class 3
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
Allocation Balanced Portfolio Class 3
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-one portfolios constituting Seasons Series Trust (the "Trust'') at March 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2012 by correspondence with the custodian, brokers, and transfer agents and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
May 30, 2012

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name and Age	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 67	Trustee	March 2007 to Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	57	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz(4) Age: 73	Trustee	February 2001 to Present	Owner and President, Landmark Capital, Inc. (1973-Present)	57	Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 63	Trustee	September 2006 to Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting)	57	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (since 2012).

Gilbert T. Ray Age: 67	Trustee	February 2001 to Present	Retired Partner, O'Melveny & Myers LLP (law firm) (since 2000); and Attorney (1972-2000) thereof.	57	Director, Advance Auto Parts, Inc. (retail — auto & home supply stores) (since 2002); Director, Wattson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (since 2004); Director, Diamond Rock Hospitality (financial — real estate) (since 2005); Director, Towers Watson & Co. (services — management consulting services) (since 2010).

Allan L. Sher Age 80	Trustee	January 1997 to Present	Retired, Brokerage Executive (1992-Present).	57	Director, Bowl America Incorporated (1997-Present).

Bruce G. Willison Age: 63	Trustee	February 2001 to Present	Chairman and CEO, Grandpoint Capital Advisors (since 2009) (investment banking); Professor of Management, Anderson School at UCLA (2006-Present).	57	Director , GrandPoint Capital Inc., (banking) (since 2011); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (real estate agents & managers) (since 2003); Director, Healthnet International, Inc. (business services) (since 2000).

Interested Trustees
Jana W. Greer (5) Age: 60	Trustee	February 2001 to Present	President (since 1996) and Chief Executive Officer (since 2008), SunAmerica Retirement Markets, Inc., Executive Vice President (since 2001) and Director (since 1999), SAFG Retirement Services, Inc.; President (since 2002) and Director (since 1992), SunAmerica Annuity and Life Assurance Company ("SAAL"); President (2006-2011) and Director (since 1988), SunAmerica Life Insurance Company; Executive Vice President (since 2011), SunAmerica Financial Group, Inc.; Divisional President (since 2012), The United States Life Insurance Company in the city of New York.	57	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name and Age	Positions Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorship(s) Held by Officer(3)
Officers
John T. Genoy Age: 43	President	2007 to Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Donna M. Handel Age: 45	Treasurer	2002 to Present	Senior Vice President, SAAMCo (2004 to Present).	N/A	N/A

Gregory N. Bressler Age: 45	Vice President and Assistant Secretary	2005 to Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A

Katherine Stoner Age: 55	Vice President and Chief Compliance Officer	May 2011 to Present	Vice President, SAAMCo (May 2011 to Present); Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006 to Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 to Present).	N/A	Director, American General Distributors, Inc. (2006 to 2011)

Gregory R. Kingston Age: 46	Vice President and Assistant Treasurer	2001 to Present	Vice President, SAAMCo (2001 to Present).	N/A	N/A

Nori L. Gabert Age: 58	Vice President and Secretary	2005 to Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present).	N/A	N/A

Matthew J. Hackethal Age: 40	Anti-Money Laundering Compliance Officer	2006 to Present	Chief Compliance Officer, SAAMCo (2007 to Present); Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006).	N/A	N/A

(1)  Trustees serve until their successors are duly elected and qualified.

(2)  Fund Complex includes the Trust (21 portfolios), SunAmerica Specialty Series (6 funds), SunAmerica Series Trust (36 portfolios), SunAmerica Money Market Fund, Inc. (1 fund), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (33 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Covitz owns passive limited partnership interests in certain private investment funds for which Wellington Management or its affiliates serve as manager and general partner.

(5)  Ms. Greer is considered to be an Interested Trustee, as defined in the 1940 Act, because she serves as President of SunAmerica Retirement Markets, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2012.

During the year ended March 31, 2012, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.15	$0.15	$—	$—	93.27%
Multi-Managed Growth - Class 2	0.12	0.12	—	—	93.27
Multi-Managed Growth - Class 3	0.10	0.10	—	—	93.27
Multi-Managed Moderate Growth - Class 1	0.82	0.27	—	0.55	34.72
Multi-Managed Moderate Growth - Class 2	0.79	0.24	—	0.55	34.72
Multi-Managed Moderate Growth - Class 3	0.78	0.23	—	0.55	34.72
Multi-Managed Income/Equity - Class 1	0.60	0.43	—	0.17	13.14
Multi-Managed Income/Equity - Class 2	0.57	0.40	—	0.17	13.14
Multi-Managed Income/Equity - Class 3	0.56	0.39	—	0.17	13.14
Multi-Managed Income - Class 1	0.79	0.47	0.03	0.29	5.77
Multi-Managed Income - Class 2	0.77	0.45	0.03	0.29	5.77
Multi-Managed Income - Class 3	0.76	0.44	0.03	0.29	5.77
Asset Allocation: Diversified Growth - Class 1	0.21	0.21	—	—	34.69
Asset Allocation: Diversified Growth - Class 2	0.20	0.20	—	—	34.69
Asset Allocation: Diversified Growth - Class 3	0.19	0.19	—	—	34.69
Stock - Class 1	—	—	—	—	—
Stock - Class 2	—	—	—	—	—
Stock - Class 3	—	—	—	—	—
Large Cap Growth - Class 1	0.05	0.05	—	—	100.00
Large Cap Growth - Class 2	0.03	0.03	—	—	100.00
Large Cap Growth - Class 3	0.02	0.02	—	—	100.00
Large Cap Value - Class 1	0.17	0.17	—	—	100.00
Large Cap Value - Class 2	0.15	0.15	—	—	100.00
Large Cap Value - Class 3	0.14	0.14	—	—	100.00
Mid Cap Growth - Class 1	—	—	—	—	—
Mid Cap Growth - Class 2	—	—	—	—	—
Mid Cap Growth - Class 3	—	—	—	—	—
Mid Cap Value - Class 1	0.08	0.08	—	—	100.00
Mid Cap Value - Class 2	0.06	0.06	—	—	100.00
Mid Cap Value - Class 3	0.05	0.05	—	—	100.00
Small Cap - Class 1	—	—	—	—	—
Small Cap - Class 2	—	—	—	—	—
Small Cap - Class 3	—	—	—	—	—
International Equity - Class 1	0.11	0.11	—	—	0.23
International Equity - Class 2	0.10	0.10	—	—	0.23
International Equity - Class 3	0.09	0.09	—	—	0.23
Diversified Fixed Income - Class 1	0.45	0.32	0.05	0.08	0.24
Diversified Fixed Income - Class 2	0.43	0.30	0.05	0.08	0.24
Diversified Fixed Income - Class 3	0.42	0.29	0.05	0.08	0.24
Real Return - Class 1	—	—	—	—	—
Real Return - Class 3	—	—	—	—	—
Cash Management - Class 1	—	—	—	—	—

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Cash Management - Class 2	$—	$—	$—	$—	—%
Cash Management - Class 3	—	—	—	—	—
Focus Growth - Class 1	0.45	0.01	—	0.44	100.00
Focus Growth - Class 2	0.45	0.01	—	0.44	100.00
Focus Growth - Class 3	0.45	0.01	—	0.44	100.00
Focus Value - Class 1	—	—	—	—	—
Focus Value - Class 2	0.15	0.15	—	—	100.00
Focus Value - Class 3	0.15	0.15	—	—	100.00
Allocation Growth - Class 3	0.08	0.08	—	—	56.50
Allocation Moderate Growth - Class 3	0.11	0.11	—	—	33.30
Allocation Moderate - Class 3	0.11	0.11	—	—	27.94
Allocation Balanced - Class 3	0.12	0.12	—	—	21.50

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity Portfolio makes an election under Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2012 was $690,303. The gross foreign source income for information reporting is $10,320,761.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable investment options, we have included on the following pages investment comments regarding the 21 portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

15.  Cash Management Portfolio

Seasons Focused Portfolios

16.  Focus Growth Portfolio

17.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

18.  Allocation Growth Portfolio

19.  Allocation Moderate Growth Portfolio

20.  Allocation Moderate Portfolio

21.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus.

Seasons Select Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

Each Managed Allocation Portfolio (MAP) is structured as a "fund-of-funds," which means it pursues its investment goal by investing in a combination of underlying portfolios rather than investing directly in stocks, bonds, cash and other investments. Please refer to your prospectus for information regarding the portfolio's operating expenses for a fund-of-funds investment.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2012. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	5.36%	5.23%	5.14%
5-Year	5.24%	5.08%	4.98%
10-Year	5.99%	5.83%	N/A
Since Inception	7.71%	1.90%	7.98%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

5 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% U.S.Treasury Bills.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Growth

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of 5.36% for the twelve-month period ending March 31, 2012, trailing the 8.54% advance for the S&P 500 Index and 6.44% gain for the blended benchmark, which comprises of 71% equity and 29% fixed income and short-term bond indexes.

Within the Portfolio component managed by Lord Abbett & Co. LLC, negative stock selection within the consumer discretionary sector detracted from performance, as Royal Caribbean Cruises Ltd. and Carnival Corp. underperformed. An overweight in materials also detracted from relative performance, as.there was a rotation away from the sector as a result of slowing Chinese economic growth. Freeport McMoRan was a key detractor in the materials sector. Strong selection within information technology contributed positively to absolute performance. Apple, Inc. was a strong performer primarily due to record-breaking sales of iPhones, iPads and Macs. VMWare and Qualcomm were also among the top performance contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Janus Capital Management, LLC, stock selection was the main driver of underperformance during the period. More specifically, holdings in the materials and financials sectors were weak and offset positive contribution from stock selection in the health care and information technology sectors. Ivanhoe Mines was a key performance detractor. The company's shares declined after another mining company was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Apple performed well during the period and was the top performance contributor.

Within the Portfolio component managed by SunAmerica Asset Management Corp., the primary source of relative underperformance was an underweight exposure and stock selection in the energy, consumer staples, and health care sectors. The underperformance was mitigated, however, by strong security selection in the industrial, consumer discretionary, financial, and information technology groups. Investments in United Rentals Inc., IAC/InterActiveCorp., BE Aerospace Inc., Tempur-Pedic International Inc., and Cardtronics Inc. headed the list of top contributors to performance during the annual period. Investments in Polycom Inc., Superior Energy Services Inc., Vonage Holdings Corp., Ferro Corp., and C&J Energy Services Inc. detracted from performance.

Within the Portfolio component managed by Wellington Management Company, LLP, the positioning in non-US dollar denominated debt and the duration and yield curve positioning detracted from relative results. During the period, the Portfolio component used Treasury futures to manage duration and yield curve positioning, futures to implement non-US rate positions, and currency forward contracts to implement currency positions. Treasury futures had a negative impact on performance, short positions in Canadian bond futures in the latter part of 2011 detracted from results, and long positions in the Mexican Peso and Brazilian Real also had a negative impact on performance. An overweight exposure to the U.S. mortgage-backed and investment grade credit sectors contributed to relative performance. Within the U.S. mortgage-backed allocation, an overweight to and security selection within agency mortgage-backed securities pass-throughs, as well as an allocation to non-agency mortgage-backed securities were the primary contributors. Within the investment grade credit sector, the positioning within industrials issuers aided relative results. Additionally, commercial mortgage-backed securities and asset-backed securities exposures added to relative returns. An opportunistic position in the high yield sector also helped relative performance.

Within the Portfolio component managed by PineBridge Investments, LLC, sector allocation was a negative performance contributor over the course of the year. Within securitized products, an allocation to commercial mortgage-backed securities detracted from performance when the market sold off in mid 2011, offsetting positive contribution from an allocation to agency mortgage-backed securities. The exposure to high yield also detracted from relative performance. Security selection was a positive contributor to performance. Top performing securities included sovereign debt positions in Philippines and Indonesia. High Yield and U.S. Treasury positions contributed positively as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital, with capital preservation as a secondary objective

Portfolio Managers:	SunAmerica Asset Management Corp. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	5.69%	5.48%	5.46%
5-Year	5.39%	5.23%	5.13%
10-Year	5.79%	5.63%	N/A
Since Inception	7.34%	2.69%	7.22%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

5 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% U.S.Treasury Bills.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Moderate Growth

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 5.69% for the twelve-month period ending March 31, 2012, trailing the 8.54% advance for the S&P 500 Index and 6.69% gain for the blended benchmark, which comprises of 56% equity and 44% fixed income and short-term bond indexes.

Within the Portfolio component managed by Lord Abbett & Co. LLC, negative stock selection within the consumer discretionary sector detracted from performance, as investments in Royal Caribbean Cruises Ltd. and Carnival Corp. underperformed. An overweight in materials also detracted from relative performance, as.there was a rotation away from the sector as a result slowing Chinese economic growth. Freeport McMoRan was a key detractor in the materials sector. Strong selection within information technology contributed positively to absolute performance. Apple, Inc. was a strong performer primarily due to record-breaking sales of iPhones, iPads and Macs. VMWare and Qualcomm were also among the top performance contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Janus Capital Management, LLC, stock selection was the main driver of underperformance during the period. More specifically, holdings in the materials and financials sectors were weak and offset positive contribution from stock selection in the health care and information technology sectors. Ivanhoe Mines was a key performance detractor. The company's shares declined after another mining company was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Apple performed well during the period and was the top performance contributor.

Within the Portfolio component managed by SunAmerica Asset Management Corp., the primary source of relative underperformance was an underweight exposure and stock selection in the energy, consumer staples, and health care sectors. The underperformance was mitigated, however, by strong security selection in the industrial, consumer discretionary, financial, and information technology groups. Investments in United Rentals Inc., IAC/InterActiveCorp., BE Aerospace Inc., Tempur-Pedic International Inc., and Cardtronics Inc. headed the list of top contributors to performance during the annual period. Investments in Polycom Inc., Superior Energy Services Inc., Vonage Holdings Corp., Ferro Corp., and C&J Energy Services Inc. detracted from performance.

Within the Portfolio component managed by Wellington Management Company, LLP, the positioning in non-US dollar denominated debt and the duration and yield curve positioning detracted from relative results. During the period, the Portfolio component used Treasury futures to manage duration and yield curve positioning, futures to implement non-US rate positions, and currency forward contracts to implement currency positions. Treasury futures had a negative impact on performance, short positions in Canadian bond futures in the latter part of 2011 detracted from results, and long positions in the Mexican Peso and Brazilian Real also had a negative impact on performance. An overweight exposure to the U.S. mortgage-backed and investment grade credit sectors contributed to relative performance. Within the U.S. mortgage-backed allocation, an overweight to and security selection within agency mortgage-backed securities pass-throughs, as well as an allocation to non-agency mortgage-backed securities were the primary contributors. Within the investment grade credit sector, the positioning within industrials issuers aided relative results. Additionally, commercial mortgage-backed securities and asset-backed securities exposures added to relative returns. An opportunistic position in the high yield sector also helped relative performance.

Within the Portfolio component managed by PineBridge Investments, LLC, sector allocation was a negative performance contributor over the course of the year. Within securitized products, an allocation to commercial mortgage-backed securities detracted from performance when the market sold off in mid 2011, offsetting positive contribution from an allocation to agency mortgage-backed securities. The exposure to high yield also detracted from relative performance. Security selection was a positive contributor to performance. Top performing securities included sovereign debt positions in Philippines and Indonesia. High Yield and U.S. Treasury positions contributed positively as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Objective:	Conservation of principal while maintaining some potential for long-term growth of capital

Portfolio Managers:	Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	6.67%	6.48%	6.37%
5-Year	6.21%	6.04%	5.94%
10-Year	5.90%	5.74%	N/A
Since Inception	6.81%	4.22%	6.42%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% U.S.Treasury Bills.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income/Equity

The Multi-Managed Moderate Income/Equity Portfolio — Class 1 shares posted a return of 6.67% for the twelve-month period ending March 31, 2012, trailing the 8.54% advance for the S&P 500 Index and a gain of 7.71% for the Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% fixed income and short-term bond indexes, returned 7.91%.

Within the Portfolio component managed by Lord Abbett & Co. LLC, negative stock selection within the consumer discretionary sector detracted from performance, as Royal Caribbean Cruises Ltd. and Carnival Corp. underperformed. An overweight in materials also detracted from relative performance, as there was a rotation away from the sector as a result of slowing Chinese economic growth. Freeport McMoRan was a key detractor in the materials sector. Strong selection within information technology contributed positively to absolute performance. Apple, Inc. was a strong performer primarily due to record-breaking sales of iPhones, iPads and Macs. VMWare and Qualcomm were also among the top performance contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Janus Capital Management, LLC, stock selection was the main driver of underperformance during the period. More specifically, holdings in the materials and financials sectors were weak and offset positive contribution from stock selection in the health care and information technology sectors. Ivanhoe Mines was a key performance detractor. The company's shares declined after another mining company was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Apple performed well during the period and was the top performance contributor.

Within the Portfolio component managed by Wellington Management Company, LLP, the positioning in non-US dollar denominated debt and the duration and yield curve positioning detracted from relative results. During the period, the Portfolio component used Treasury futures to manage duration and yield curve positioning, futures to implement non-US rate positions, and currency forward contracts to implement currency positions. Treasury futures had a negative impact on performance, short positions in Canadian bond futures in the latter part of 2011 detracted from results, and long positions in the Mexican Peso and Brazilian Real also had a negative impact on performance. An overweight exposure to the U.S. mortgage-backed and investment grade credit sectors contributed to relative performance. Within the U.S. mortgage-backed allocation, an overweight to and security selection within agency mortgage-backed securities pass-thrus, as well as an allocation to non-agency mortgage-backed securities were the primary contributors. Within the investment grade credit sector, the positioning within industrials issuers aided relative results. Additionally, commercial mortgage-backed securities and asset-backed securities exposures added to relative returns. An opportunistic position in the high yield sector also helped relative performance.

Within the Portfolio component managed by PineBridge Investments, LLC, sector allocation was a negative performance contributor over the course of the year. Within securitized products, an allocation to commercial mortgage-backed securities detracted from performance when the market sold off in mid-2011, offsetting positive contribution from an allocation to agency mortgage-backed securities. The exposure to high yield also detracted from relative performance. Security selection was a positive contributor to performance. Top performing securities included sovereign debt positions in Philippines and Indonesia. High Yield and U.S. Treasury positions contributed positively as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Objective:	Capital preservation

Portfolio Managers:	Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	6.90%	6.79%	6.71%
5-Year	6.47%	6.31%	6.20%
10-Year	5.87%	5.73%	N/A
Since Inception	6.45%	5.00%	5.86%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 The Blended Benchmark Index consists of 17.35% Russell 1000® Index, 80.95% Barclays U.S. Aggregate Bond Index, and 1.7% U.S.Treasury Bills.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Multi-Managed Income

The Multi-Managed Moderate Income Portfolio — Class 1 shares posted a return of 6.90% for the twelve-month period ending March 31, 2012, trailing the 8.54% advance for the S&P 500 Index and a gain of 7.71% for the Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 7.84%.

Within the Portfolio component managed by Lord Abbett & Co. LLC, negative stock selection within the consumer discretionary sector detracted from performance, as Royal Caribbean Cruises Ltd. and Carnival Corp. underperformed. An overweight in materials also detracted from relative performance, as.there was a rotation away from the sector as a result of slowing Chinese economic growth. Freeport McMoRan was a key detractor in the materials sector. Strong selection within information technology contributed positively to absolute performance. Apple, Inc. was a strong performer primarily due to record-breaking sales of iPhones, iPads and Macs. VMWare and Qualcomm were also among the top performance contributors.

Within the Portfolio component managed by Janus Capital Management, LLC, stock selection was the main driver of underperformance during the period. More specifically, holdings in the materials and financials sectors were weak and offset positive contribution from stock selection in the health care and information technology sectors. Ivanhoe Mines was a key performance detractor. The company's shares declined after another mining company was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Apple performed well during the period and was the top performance contributor.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company, LLP, the positioning in non-U.S. dollar denominated debt and the duration and yield curve positioning detracted from relative results. During the period, the Portfolio component used Treasury futures to manage duration and yield curve positioning, futures to implement non-US rate positions, and currency forward contracts to implement currency positions. Treasury futures had a negative impact on performance, short positions in Canadian bond futures in the latter part of 2011 detracted from results, and long positions in the Mexican Peso and Brazilian Real also had a negative impact on performance. An overweight exposure to the U.S. mortgage-backed and investment grade credit sectors contributed to relative performance. Within the U.S. mortgage-backed allocation, an overweight to and security selection within agency mortgage-backed securities pass-throughs, as well as an allocation to non-agency mortgage-backed securities were the primary contributors. Within the investment grade credit sector, the positioning within industrials issuers aided relative results. Additionally, commercial mortgage-backed securities and asset-backed securities exposures added to relative returns. An opportunistic position in the high yield sector also helped relative performance.

Within the Portfolio component managed by PineBridge Investments LLC, sector allocation was a negative performance contributor over the course of the year. Within securitized products, an allocation to commercial mortgage-backed securities detracted from performance when the market sold off in mid- 2011, offsetting positive contribution from an allocation to agency mortgage-backed securities. The exposure to high yield also detracted from relative performance. Security selection was a positive contributor to performance. Top performing securities included sovereign debt positions in Philippines and Indonesia. High Yield and U.S. Treasury positions contributed positively as well.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Objective:	Capital appreciation

Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	3.93%	3.84%	3.64%
5-Year	1.78%	1.62%	1.52%
10-Year	4.43%	4.28%	N/A
Since Inception	4.66%	2.61%	6.39%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

4 MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Benchmark Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)SM captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth Portfolio — Class 1

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares returned 3.93% for the 12-month period ending March 31, 2012, compared to a 7.18% return for the Russell 3000 Index and a 4.73% gain for the blended benchmark.

Security selection was one of the biggest contributors to performance during the period. Specifically, equity selection in the U.S. large cap sleeve was the strongest performer on a relative basis. However, these gains were more than offset by asset allocation, as it was a detractor during the period. The underweight positions in U.S. large cap and US fixed income were the biggest detractors. Within U.S. large cap, seven sectors added positive relative performance, led by technology and consumer cyclicals.

During the period, the Portfolio utilized equity index futures to tactically gain exposure to various markets. Russell 2000 futures were used to gain exposure to small cap US stocks, and Euro Stoxx 50 Index futures to gain varying exposures to European markets were just two examples. In addition, Fixed Income futures

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

such as U.S. 10 Year Treasury futures and Japanese Government Bonds were used to add value. Overall, the combination of these strategies contributed positively to performance. The Portfolio also engaged in several "relative value" long/short trades, utilizing total return swaps, and these positions detracted slightly from performance during the year.

One of the biggest overall detractors from relative performance for the period was within emerging market equities. Most of the underperformance in emerging markets could be seen within equity security selection.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Objective:	Long-term capital appreciation, with a secondary objective of increasing dividend income

Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	11.43%	11.21%	11.14%
5-Year	4.22%	4.06%	3.96%
10-Year	5.27%	5.10%	N/A
Since Inception	7.49%	3.08%	8.00%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Stock

The Stock Portfolio — Class 1 shares returned 11.43% for the 12-month period ending March 31, 2012, compared to a return of 8.54% for the S&P 500 Index.

Sector weighting was the primary reason for relative outperformance, but stock selection was also notably positive. Information technology, consumer discretionary, and financials were the leading outperformers. Health care and consumer staples were the primary detractors.

Information technology was the overwhelming leading contributor to relative outperformance, driven by stock selection and a significant overweight in the strong performing sector. Shares of Apple, the overall top contributor to the Portfolio, rose on continued strong demand for its products. The company released an upgraded version of its popular iPad tablet computer and pleased investors with announced plans for a stock buyback and dividend payments. Increased consumer spending benefited global payment networks MasterCard and Visa, as both companies reported higher transaction volumes.

Stock selection and a favorable overweighting in consumer discretionary, one of the top performing sectors, also contributed positively to performance. Shares of priceline.com soared as the company continued to experience notably higher online travel bookings. Growth was especially strong in Europe, where consumers are shifting away from use of traditional travel agencies. Starbucks was up sharply as the company continued to expand its offerings to include single-serve coffee machines and a line of all-natural juices. The firm also benefited from a drop in coffee bean prices.

A significant underweight in the poorly performing financials sector also helped performance. The strong gains posted by financial stocks in the first quarter of 2012 was not enough to overcome weak sector performance through much of 2011.

Health care was the leading detractor mainly due to stock selection, but an underweight in the sector also hurt results. Shares of Human Genome Sciences, a biotechnology firm, tumbled after the company reported missing sales targets of its promising lupus drug, Benlysta. Investors had expected a quick adoption of the drug for treatment but the time frame for its widespread use has lengthened. Share prices of Express Scripts, the pharmacy benefits manager, were flat as investors cautiously watched its planned merger with Medco and effects of its expired contract with Walgreen pharmacies.

An underweight in the consumer staples sector also detracted from performance. The sector was one of the strongest performers in 2011, as investors turned to defensive stocks amid market turbulence.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management, LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	10.17%	10.01%	9.99%
5-Year	3.92%	3.73%	3.64%
10-Year	4.26%	4.08%	N/A
Since Inception	2.45%	0.37%	6.95%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Growth

The Large Cap Growth Portfolio — Class 1 shares returned 10.17% for the 12-month period ending March 31, 2012, compared to a 11.82% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap growth stocks.

Within the Portfolio component managed by Janus Capital Management, LLC, holdings in materials and energy detracted from performance, while holdings in information technology and health care contributed to relative performance. Ivanhoe Mines was the top performance detractor. Ivanhoe Mines traded lower after Rio Tinto was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Holdings Google and Baker Hughes were also among the leading detractors from performance. Apple was the top individual contributor. The company has developed a strong ecosystem with multiple devices bringing consumers and businesses into the Apple family. Celgene and Ebay were also among the top performing contributors.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., weaker stock selection within the Consumer Staples and Healthcare sectors detracted from relative performance, but positive results within the Information Technology and Industrials sectors helped relative performance. A key detractor from performance in the Consumer Staples sector was Avon Products, Inc., while the top detractor within the Healthcare sector was St. Jude Medical, Inc. The top overall detractor was Schlumberger, Ltd. A key contributor to performance in the Information Technology sector was MasterCard, Inc., while the leading contributor to performance within the Industrials sector was Iron Mountain, Inc. Another top contributor was Equinix, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	3.70%	3.52%	3.53%
5-Year	1.12%	0.96%	0.87%
10-Year	4.43%	4.27%	N/A
Since Inception	4.98%	4.49%	7.26%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Large Cap Value

The Large Cap Value Portfolio — Class 1 shares returned 3.70% for the 12-month period ending March 31, 2012, compared to a 5.26% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap value stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., positive results in the financials and materials sector were offset by negative contribution from the information technology and consumer staples sectors. Stock selection and an underweight position in the lagging financials sector contributed to relative results. American Express was a top performance contributor within financials. The materials sector contributed due to stock selection, led by holding International Paper. At the other end of the spectrum, stock selection in the information technology sector drove relative underperformance, with Computer Sciences among the top performance detractors. The consumer staples sector also weighed on relative returns due to stock selection and an underweight position. Beauty company Avon was the top detractor within the sector.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company, LLP, both stock selection and sector positioning hurt relative performance during the period. Stock selection within the energy, consumer discretionary, and industrials sectors detracted most from relative results. This was partially offset by positive results from stock selection within the information technology, financials, and consumer staples sectors. Sector allocation, which is a result of the bottom-up stock selection process, detracted primarily as a result of underweight positioning to the consumer staples and utilities sectors and an overweight to materials. An overweight to information technology and an underweight to financials were both additive to relative performance. Among the top detractors from relative performance included Mosaic, Credit Suisse, and Bank of America. Within energy, Baker Hughes and Petrobras hurt relative results. Not holding benchmark component Wal-Mart, which outperformed the Index, also detracted from relative results. Information technology company Apple was the top contributor to relative performance. Consumer staples company Imperial Tobacco also outperformed. Other top contributors to relative performance included CF Industries and Tyco International. The Portfolio component was underweight Citigroup for most of the period, which added to relative performance as it underperformed the Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	1.07%	0.86%	0.79%
5-Year	4.36%	4.22%	4.10%
10-Year	7.20%	7.04%	N/A
Since Inception	7.58%	4.17%	10.40%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Growth

The Mid Cap Growth Portfolio — Class 1 shares delivered a return of 1.07% for the 12-month period ending March 31, 2012, compared to a 4.43% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid-cap growth stocks.

Within the Portfolio component managed by T. Rowe Price Associates, stock selection and sector allocation both detracted from results. The materials, financials, and energy sectors dragged on relative results, while the industrials & business services sector helped. The materials sector, most notably the positions in the metals and mining industry, detracted from relative results,. Walter Energy, Inc., Hudbay Minerals, and Compass Minerals were among the top performance detractors. Holdings in financials underperformed, with Jones Lang LaSalle and Green Dot among the leading detractors. Energy was another area of relative weakness due to stock selection in the oil, gas, & consumable fuels industry. A boost to relative performance came from the industrials and business services sector, where holdings outperformed. Leading positions included Goodrich and Kansas City Southern Industries.

Within the Portfolio component managed by Wellington Management Company, LLP, stock selection was the primary driver of underperformance. Weak stock selection within the industrials, consumer discretionary, and information technology sectors detracted most from relative results. These negative results were partially offset by strong selection within the health care sector. Sector allocation, a fallout of the bottom up stock selection process, was modestly additive to relative performance. An overweight to the consumer discretionary sector and an underweight to the financials and consumer staples sectors contributed positively to performance. An underweight to the energy and industrials sectors along with a modest cash position detracted from relative results. The Portfolio held an average 2.2% in residual cash, which was a drag on returns in the rising equity market environment. The top relative detractors from performance included Diamond Foods, DigitalGlobe, and Acme Packet. Within consumer discretionary, Shutterfly and Deckers Outdoor hurt relative results. The top relative contributors included Tempur-Pedic International, Ulta Salon Cosmetics, and Priceline.com. Health care stocks Pharmaceutical Product Development and SXC Health Solutions also helped relative results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Goldman Sachs Asset Management, L.P. Lord, Abbett & Co. LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–0.19%	–0.33%	–0.43%
5-Year	0.68%	0.53%	0.43%
10-Year	6.66%	6.50%	N/A
Since Inception	8.91%	8.19%	9.03%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/10/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Mid Cap Value

The Mid Cap Value Portfolio — Class 1 shares returned –0.19% for the 12-month period ending March 31, 2012, compared to a 2.28% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid-cap value equities.

Within the Portfolio component managed by Goldman Sachs Assets Management L.P., stock selection in the financials and materials sectors detracted from performance, but stock selection in the energy and industrials sectors contributed to returns. Key detractors from performance in the financials sector included Genworth Financial, Inc. and Zions Bancorporation, while the leading detractors from performance within the materials sector were Stillwater Mining Co. and Allegheny Technologies, Inc.. Key contributors to performance in the energy sector included Cabot Oil & Gas Corp. and Pioneer Natural Resources Co., while the leading contributors to performance within the industrials sector were BE Aerospace, Inc. and Kansas City Southern.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, negative results in consumer staples, utilities, and financials offset positive results in consumer discretionary, health care, and energy. Within consumer staples, relative performance was negatively affected by an underweight position and weak stock selection. Bunge, Ltd. was a key detractor. The underweight in utilities detracted from performance as it was a strong performing group within the index. Stock selection within the financials sector also detracted from performance, led by the underperformance of Lazard, Ltd. Strong stock selection and an overweight within the consumer discretionary sector contributed to relative performance. Pier 1 Imports, Inc. and Macy's, Inc. were among the top contributors. The overweight in the positive performing health care sector also contributed to relative performance. Within energy, El Paso Corp. was a strong performer.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	SunAmerica Asset Management Corp. Clearbridge Advisors, LLC

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–0.68%	–0.89%	–1.00%
5-Year	1.40%	1.26%	1.15%
10-Year	4.01%	3.85%	N/A
Since Inception	3.49%	1.62%	7.36%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Small Cap

The Small Cap Portfolio — Class 1 shares returned -0.68% for the 12-months ended March 31, 2012, compared to a -0.18% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed to match the performance of the broad U.S. small cap equities. The passively managed component utilizes ETFs and index futures to "equitize" cash. The ETFs and index futures are designed to provide returns equal to that of the Portfolio component's benchmark, and during the 12-months ended March 31, 2012, contributed positively to performance.

Within the Portfolio component actively managed by SunAmerica Asset Management Corp, security selection and an overweight exposure to the energy sector, as well as negative stock selection among healthcare and consumer staples companies detracted from relative performance. Stock selection in the industrials, consumer discretionary, and information technology sectors contributed positively, as did an underweight exposure to materials and an overweight allocation to healthcare. Positive stock selection in the financials sector more than offset unfavorable results from an underweight exposure to the sector. Holdings Superior Energy Services Inc., Polycom Inc., Vonage Holdings Corp., Ferro Corp., and C&J Energy Services Inc. were among the top performance detractors during the period. Stocks which contributed to relative performance included United Rentals Inc., IAC/InteractiveCorp., Tempur-Pedic International Inc., BE Aerospace Inc., and Cardtronics Inc.

Within the Portfolio component managed by ClearBridge Advisors, LLC, stock selection in the financials and energy sectors detracted from relative performance and offset positive results from stock selection in the materials and information technology sectors. Sector allocation results in the financials and information technology sectors contributed positively to relative performance, while the underweight allocation to the health care sector detracted from relative performance. The Portfolio component maintained a significant overweight position in the financials sector during the one year period. It was also overweight in the industrials, materials, and utilities sectors versus the benchmark and underweight health care, information technology, consumer discretionary, telecommunications services and consumer staples sectors. The top stock contributors to performance were Teradyne Inc., Old Dominion Freight Line Inc., Gibraltar Industries Inc., Pebblebrook Hotel Trust, and RBC Bearing Inc. The largest performance detractors were Artio Global Investors Inc. — Class A, Ferro Corp., Bill Barrett Corp. Cal Dive International Inc., Altra Holdings Inc., and Carrizo Oil & Gas Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	PineBridge Investments, LLC Janus Capital Management, LLC Lord, Abbett & Co. LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–6.54%	–6.62%	–6.79%
5-Year	–4.05%	–4.16%	–4.26%
10-Year	3.67%	3.53%	N/A
Since Inception	1.03%	0.15%	6.52%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net) (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

International Equity

The International Equity Portfolio — Class 1 shares returned –6.54% for the 12-month period ending March 31, 2012, compared to a -5.77% return for the MSCI EAFE Index.

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, weak stock selection was the primary detractor from performance. During the period, developed markets outperformed emerging markets. The exposure to emerging markets both directly and indirectly (by owning global companies deriving revenues from emerging markets) detracted from performance, as emerging markets made up approximately 20% of the Portfolio component. The sectors that significantly detracted from relative performance were consumer staples and materials. China Yurun Food Group and Vedanta Resources PLC, were among the top detractors. The sectors that significantly contributed to relative performance were telecommunication services and industrials, led by holdings Telenor ASA and Deutsche Post AG. Stock selection within China, the United Kingdom, Brazil, and the Netherlands detracted from relative performance. However, stock selection within Germany and Norway contributed to relative performance while underweight positions in Spain and France versus the benchmark also helped.

Within the Portfolio component managed by Janus Capital Management, LLC, stock selection and sector positioning both contributed positively. Holdings in information technology, consumer staples and industrials were the largest contributors to relative performance. On a country basis, holdings in Japan were easily the largest contributors. The largest individual contributor, Japan Tobacco returned over 59% during the period. Isuzu Motors, which returned over 50% in the period, was also a key contributor. Detractors included holdings in energy, an underweight and holdings in health care, and holdings in financials. On a country basis, holdings in China detracted the most. Ctrip.com International, a China-based travel company, traded down over 47% and was a key performance detractor. Spain-based bank BBVA also declined over 30% due to the sovereign debt crisis in Europe. The Portfolio's position in BBVA has been trimmed, but the Portfolio continues to hold a stake.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Objective:	Relatively high current income and secondarily capital appreciation

Portfolio Managers:	PineBridge Investments, LLC SunAmerica Asset Management Corp. Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	7.65%	7.42%	7.35%
5-Year	5.84%	5.67%	5.57%
10-Year	5.15%	4.98%	N/A
Since Inception	4.75%	4.91%	4.40%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Diversified Fixed Income

The Diversified Fixed Income Portfolio — Class 1 shares returned 7.65% for the 12-month period ending March 31, 2012, compared to a 7.71% return for the Barclays U.S. Aggregate Bond Index.

Approximately a fourth of the Portfolio is passively managed to match the performance of the broad U.S. government bond market.

Within the Portfolio component managed by PineBridge Investments, LLC, sector selection was a negative contributor. An allocation to commercial mortgage backed securities (CMBS) detracted from performance when the market sold off in mid-2011. On the other hand, an allocation to agency mortgage backed securities benefitted performance following the Federal Reserve's quantitative easing program and a general flight to quality. The component's exposure to high yield also detracted from relative performance. Security selection was the largest contributor to performance. Top performing securities included sovereign debt positions in Philippines and Indonesia. Positions in high yield and investment grade also contributed to performance, while specific issues in CMBS and government positions in Mexico and Brazil detracted from performance. Because a portion of the component was allocated to emerging markets, country exposure impacted performance as certain exposures to Mexico and Brazil detracted from performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by SunAmerica Asset Management Corp., a strategy of holding Ginnie Maes, U.S. Treasuries and foreign government bonds was pursued with an average cash position of 17.4% during the fiscal year. During 2011, the U.S. Treasury market rallied as geopolitical events such as sovereign debt crisis in Europe had dominated the headlines. Even after the U.S. Government was downgraded, from AAA to AA+, by one of the credit-rating agencies, investors continued to demand Treasuries. The increased buying caused the 10-year Treasury note to fall to a record low of 1.72% in September. However, as economic conditions gradually improved, the Treasury market gave up ground in the first quarter of 2012. During the fiscal year period ending March 31, 2012, on average 12.5% was invested in the U.S. and foreign government issues. The rally in U.S. Treasury market during the second half of 2011 led Treasuries to being a positive contributor during the period. On the other hand, holdings in cash detracted from performance. At the end of the fiscal year period, the Portfolio component had approximately 65.3% of its total net assets invested in Ginnie Maes, 15.4% in the U.S. Treasuries and foreign government bond and 19.3% in cash. The Portfolio maintained a modestly longer duration than its benchmark index throughout the period.

Within the Portfolio component managed by Wellington Management Company, LLP, sector allocation decisions detracted from relative performance. Positive relative returns from an underweight to the consumer cyclical sector were not enough to offset negative relative performance due primarily to an overweight to communications, as well as an overweight to and security selection within the banking sector. Also detracting was the Portfolio's underweight to non-corporate issuers, sovereigns, consumer non cyclicals, and technology. Security selection within the insurance and natural gas sectors also detracted from relative performance. The Portfolio benefited from positive security selection during the period, particularly selection within foreign agencies, non-corporate credit, basic industry, and consumer non-cyclical. An overweight to and security selection within Commercial Mortgage Backed Securities (CMBS) added to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Objective:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.

Portfolio Managers:	Wellington Management Company, LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*		Class 3*
1-Year	N/A		5.78%
5-Year	N/A		3.62%
Since Inception	0.89	%@	4.19%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

@ Cumulative return. Class 1 was in existence less than one year.

1 The Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Real Return Portfolio — Class 3

The Real Return Portfolio — Class 3 shares returned 5.78% for the 12-month period ending March 31, 2012, compared to a 7.11% return for the Barclays World Government Inflation Linked 1-10 Year Index (Hedged), and a 7.96% gain for the Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

During the year, security selection detracted from relative results, primarily within the portions allocated to Germany, Italy, and the UK. Country allocation added to relative returns, in particular an overweight to duration in the UK, Australia, and the U.S., as well as an underweight to Germany. An allocation to Mexico also helped relative results. Throughout the year, the Portfolio had a modestly short duration stance as compared to the benchmark. Duration positioning added to relative performance; however, this was offset by negative results from yield curve positioning. By design, the Portfolio hedges foreign currency exposure at all times through the use of currency forwards in order to minimize the impact of foreign currency moves. The Portfolio's use of currency forwards contributed to absolute results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Janus Capital Management, LLC Marsico Capital Management, LLC SunAmerica Asset Management Corp.

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–1.06%	–1.21%	–1.34%
5-Year	4.90%	4.76%	4.64%
10-Year	5.08%	4.92%	N/A
Since Inception	1.26%	2.15%	7.54%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Growth

The Focus Growth Portfolio — Class 1 shares returned –1.06.% for the 12-month period ending March 31, 2012, compared to a 10.14% return for the Russell 3000 Growth Index, and a 8.54% return for the S&P 500 Index.

Within the Portfolio component managed by Janus Capital Management, LLC, holdings in the information technology and health care sectors contributed to relative performance, while materials sector holdings detracted from relative results. Apple was the top individual contributor, with Celgene and Ebay among the top performance contributors. Ivanhoe Mines traded lower after Rio Tinto was able to acquire a majority stake in Ivanhoe without having to pay a control premium. Other key performance detractors were Google and EMC.

Within the Portfolio component managed by Marsico Capital Management, LLC, stock selection in the consumer staples, energy, and consumer discretionary sectors hampered results. Positions in Green Mountain Coffee Roasters Inc., Sotheby's, Halliburton Co., Wynn Resorts Ltd. and Oracle Corp. were the largest individual detractors to performance overall and all except Wynn Resorts and Halliburton were sold in the period. The Portfolio component's cash position also created a head-wind. While stock selection was a detractor, there were a few areas of strength, including stock selection in the information technology and industrials sectors, as well as the retailing industry. Apple Inc., Starbucks Corp., Nike Inc., Home Depot Inc., priceline.com Inc. and Cummins Inc. were the largest individual contributors to performance overall. An overweight in the leading consumer discretionary sector added to results. Similarly, an underweight posture to the two weakest-performing energy and materials sectors also helped.

Within the Portfolio component managed by SunAmerica Asset Management Corp., an overweight exposure and security selection in the materials sector, stock section among telecom services companies, and an underweight allocation and stock selection in the information technology and consumer discretionary sectors detracted from relative performance during the period. Golar LNG Ltd., International Coal Group Inc., Copa Holdings S.A.; Overseas Shipholding Group Inc., and Penske Automotive Group Inc. were among the top contributing securities during the period. Stocks which detracted from performance included McEwen Mining Inc., Vonage Holdings Corp., Hercules Offshore Inc., Jones Group Inc., and MasTec Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Objective:	Long-term growth of capital

Portfolio Managers:	Northern Trust Investments, Inc. J.P. Morgan Investment Management Inc. Third Avenue Management, LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*		Class 2*	Class 3*
1-Year	N/A		–7.49%	–7.55%
5-Year	N/A		–0.98%	–1.07%
10-Year	N/A		5.49%	N/A
Since Inception	4.42	%@	6.89%	8.58%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

@ Cumulative return. Class 1 was in existence less than one year.

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Focus Value

The Focus Value Portfolio — Class 2 shares returned –7.49% for the 12-month period ending March 31, 2012, compared to a return of 4.30% for the Russell 3000 Value Index, and a 4.79% return for the Russell 1000 Value Index.

Within the Portfolio component managed by Third Avenue Management, LLC, results were negatively impacted by investments in Hong Kong and South Korea. The largest individual performance detractor was South Korea steel producer POSCO, which faced a difficult earnings environment due to rising materials costs. Despite its difficulties, POSCO took steps to unlock value for shareholders by selling portions of its investment portfolio, including stakes in a major Korean telecommunications firm. Collectively, the largest detractors were a basket of Hong Kong real estate and investment companies, which included Hang Lung Group, Wheelock & Co., Henderson Land Development and Cheung Kong Holdings. Hong Kong markets were sold en masse on investor concerns about slowing growth in the region. During the period, the Portfolio exited investments in AVX Corp. and Sycamore Networks and added Devon Energy and Key Corp.

Within the Portfolio component managed by J.P. Morgan Investment Management Inc., stock selection results in the energy and consumer discretionary sectors were unfavorable to relative performance and offset stock selection gains in the financials and materials sectors. Teekay Corporation, a provider of international crude oil and gas marine transportation services, was a top detractor from performance. The stock declined due to concerns about weak fundamentals in the shipping industry and was sold. On the positive side, Wells Fargo, a diversified financial services company, was a top contributor to performance. The bank recently announced a special dividend that raised the quarterly dividend by 83% following the results of the Federal Reserve's Stress Test. Wells Fargo also announced a buyback with the Fed's approval, given the bank's strong capital position.

Within the Portfolio component managed by Northern Trust investment, Inc., positive contribution derived from sector allocation exceeded the negative contribution derived from stock selection. The largest sector overweight was technology and the largest sector underweights were financials and industrials. The underweight in financials provided the largest positive sector contribution. Also contributing positively were the underweight positions in energy and industrials and the overweight position in technology. An underweight in utilities, healthcare, consumer staples, and an overweight in materials contributed negatively to results. Stock selection in technology, consumer staples, and consumer discretionary contributed positively, but stock selection in energy, materials, and financials detracted from performance. Holdings Intel, Microsoft, and Cisco Systems were the top three relative outperformers, while ArcelorMittal, Baker Hughes, and Goldman Sachs were the top three relative underperformers.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation

Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/12

Class 3*
1-Year	–1.13%
5-Year	–0.15%
Since Inception	3.41%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The New Blended Index consists of 90% S&P 500® Index and 10% Barclays U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Growth

The Allocation Growth Portfolio — Class 3 shares posted a return of –1.13% for the 12-month period ending March 31, 2012, compared to 8.54% for the S&P 500 Index, a 7.71% return for the Barclays U.S. Aggregate Bond Index, and a 8.60% return for the new Blended Index (90% S&P 500 Index, 10% Barclays U.S. Aggregate Bond Index.)

All equity benchmarks included in the strategic investment policy of the Allocation Growth Portfolio posted returns lower than that of the S&P 500 for the same period, with the exception of the Russell 1000 Growth Index. The MSCI EAFE Index had the worst return over the period at –5.77%, falling behind the S&P 500 by 14.31%. International exposure was the largest detraction to performance. Small cap and mid cap exposure, as well as the value style tilt also detracted from performance.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted from performance. During the period starting 8/26/2011 and ending 3/31/2012, the Portfolio overweighted large cap equities relative to small cap equities. Additionally, an equity underweight relative to bonds was instituted at the end of the third quarter 2011. Finally, in the beginning of February 2012, an additional asset class shift was introduced, an overweight to international equities relative to U.S. equities. These shifts ultimately hurt the performance of the Portfolio as small caps outperformed large caps, fixed income underperformed equity and international underperformed U.S. equity.

The underlying portfolio selection detracted from performance. Mid Cap Value, Focus Growth and Focus Value Portfolios underperformed their respective benchmarks leading to significant relative underperformance from a fund selection standpoint.

Past performance is no guarantee of future results.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation

Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/12

Class 3*
1-Year	0.88%
5-Year	0.61%
Since Inception	3.55%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The New Blended Index consists of 70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate Growth

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 0.88% for the 12-month period ending March 31, 2012, compared to 8.54% for the S&P 500 index, a 7.71% return for the Barclays U.S. Aggregate Bond Index, and a 8.62% return for the new Blended Index (70% S&P 500 Index, 30% Barclays U.S. Aggregate Bond Index.)

All equity benchmarks included in the strategic investment policy of the Allocation Moderate Growth Portfolio posted returns lower than that of the S&P 500 for the same period, with the exception of the Russell 1000 Growth Index. The MSCI EAFE Index had the worst return over the period at –5.77%, falling behind the S&P 500 by 14.31%. International exposure was the largest detraction to performance. Small cap and mid cap exposure, as well as the value style tilt also detracted from performance. Inflation protected securities contributed positively to performance relative to the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted from performance. During the period starting 8/26/2011 and ending 3/31/2012, the Portfolio overweighted large cap equities relative to small cap equities. Additionally, an equity underweight relative to bonds was instituted at the end of the third quarter 2011. Finally, in the beginning of February 2012, an additional asset class shift was introduced, an overweight to international equities relative to U.S. equities. These shifts ultimately hurt the performance of the portfolio as small caps outperformed large caps , fixed income underperformed equity and international underperformed U.S. equity during the respective periods when shifts were in place.

The underlying portfolio selection detracted from performance. Mid Cap Value, Focus Growth and Focus Value Portfolios underperformed their respective benchmarks leading to significant relative underperformance from a fund selection standpoint.

Past performance is no guarantee of future results.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and moderate current income

Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/12

Class 3*
1-Year	2.09%
5-Year	1.79%
Since Inception	4.01%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The New Blended Index consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The Prior Blended Index consisted of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Moderate

The Allocation Moderate Portfolio — Class 3 shares posted a return of 2.09% for the 12-month period ending March 31, 2012, compared to 8.54% for the S&P 500 index, a 7.71% return for the Barclays U.S. Aggregate Bond Index, and a 8.58% return for the new Blended Index (60% S&P 500 Index, 40% Barclays U.S. Aggregate Bond Index.)

All equity benchmarks included in the strategic investment policy of the Allocation Moderate Portfolio posted returns lower than that of the S&P 500 for the same period, with the exception of the Russell 1000 Growth Index. The MSCI EAFE Index had the worst return over the period at –5.77%, falling behind the S&P 500 by 14.31%. International exposure was the largest detraction to performance. Small cap and mid cap exposure, as well as the value style tilt also detracted from performance. Inflation protected securities contributed positively to performance, while cash was a slight drag on performance relative to the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted from performance. During the period starting 8/26/2011 and ending 3/31/2012, the Portfolio overweighted large cap equities relative to small cap equities. Additionally, an equity underweight relative to bonds was instituted at the end of the third quarter 2011. Finally, in the beginning of February 2012, additional asset class shifts were introduced: an overweight to international equities relative to U.S. equities and an overweight to aggregate bonds relative to inflation protected securities. These shifts ultimately hurt the performance of the Portfolio as small caps outperformed large caps, fixed income underperformed equity, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the respective periods when shifts were in place.

The underlying portfolio selection detracted from performance. Focus Growth and Focus Value Portfolios underperformed their respective benchmarks leading to significant relative underperformance from a fund selection standpoint.

Past performance is no guarantee of future results.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Objective:	Long-term capital appreciation and current income

Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/12

Class 3*
1-Year	4.15%
5-Year	2.79%
Since Inception	4.26%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

3 The Blended Benchmark consists of 50% S&P 500® Index & 50% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

Allocation Balanced

The Allocation Balanced Portfolio — Class 3 shares posted a return of 4.15% for the 12-month period ending March 31, 2012, compared to 8.54% for the S&P 500 index, a 7.71% return for the Barclays U.S. Aggregate Bond Index, and a 8.51% return for the Blended Index (50% S&P 500 Index, 50% Barclays U.S. Aggregate Bond Index.)

All equity benchmarks included in the strategic investment policy of the Allocation Balanced Portfolio posted returns lower than that of the S&P 500 for the same period, with the exception of the Russell 1000 Growth Index. The MSCI EAFE Index had the worst return over the period at –5.77%, falling behind the S&P 500 by 14.31%. International exposure was the largest detraction to performance. Small cap and mid cap exposure, as well as the value style tilt also detracted from performance. Inflation protected securities contributed positively to performance, while cash was a slight drag on performance relative to the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset class allocation policy, detracted from performance. During the period starting 8/26/2011 and ending 3/31/2012, the Portfolio overweighted large cap equities relative to small cap equities. Additionally, an equity underweight relative to bonds was instituted at the end of the third quarter 2011. Finally, in the beginning of February 2012, additional asset class shifts were introduced: an overweight to international equities relative to U.S. equities and an overweight to aggregate bonds relative to inflation protected securities. These shifts ultimately hurt the performance of the Portfolio as small caps outperformed large caps, fixed income underperformed equity, international underperformed U.S. equity and inflation protected securities outperformed broad fixed income asset class during the respective periods when shifts were in place.

The underlying portfolio selection detracted from performance. Focus Growth and Focus Value Portfolios underperformed their respective benchmarks leading to significant relative underperformance from a fund selection standpoint.

Past performance is no guarantee of future results.

Cash Management Portfolio Class 1 (unaudited)

Investment Objective:	Current income while preserving capital

Portfolio Managers:	BofA Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/12

	Class 1*	Class 2*	Class 3*
1-Year	–0.37%	–0.56%	–0.56%
5-Year	0.70%	0.54%	0.44%
10-Year	1.36%	1.20%	N/A
Since Inception	2.03%	1.45%	1.12%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

Cash Management

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of –0.37% for the 12-month period ending March 31, 2012.

Economic strength gradually increased during the period as evidenced by improvement in quarterly GDP growth. Although non-farm payroll growth averaged a less than robust 165,000 per month for the period, the U.S. unemployment rate still declined from 9.0% in April 2011 to approximately 8.2% in March 2012.

Throughout the period, the Federal Reserve left its Federal funds target rate unchanged at 0.00-0.25%. In June, the Fed stated that the economic recovery and improvements in the labor market were taking place at a slower than anticipated pace. The sub-par pace of the recovery was such that at the August FOMC meeting the Fed announced that an exceptionally low level of the Federal funds rate would likely be warranted until at least mid-2013, language intended to serve as an unconventional form of monetary policy easing. "Operation Twist" was announced by the Fed at the September 21 FOMC meeting. "Operation Twist" effectively consisted of extending the average maturity of the Fed's holdings of securities in order to support a stronger economic recovery.

The period under review began with three-month LIBOR approximating 30 basis points (bps) and it remained roughly in a range of 24-30 bps through late July. Starting in early August, LIBOR began a steady climb higher in response to Euro zone sovereign and bank funding related stress. Three-month LIBOR finished 2011 at approximately 58 bps. On November 30, Global Central Banks made it easier and more affordable to tap U.S. dollar swap lines. On December 8, the European Central Bank (ECB) announced that it would offer Euro zone banks unlimited liquidity for up to three-years while at the same time widening the pool of assets it accepts as collateral for these loans. By late March, the positive impact from these Central Bank liquidity facilities helped three-month LIBOR to decline by roughly 11 bps versus the end of December to end the period at approximately 47 bps.

In the April through May time frame, in a relatively stable market environment, the Portfolio was primarily laddered in the three-through six-month portion of the curve, largely maintaining the weighted average maturity in the 37 to 43 day range. As Euro zone funding related pressures began to intensify during the last six-months of 2011, a defensive posture was maintained that consisted of keeping higher than required amounts of daily and weekly liquidity and maintaining a relatively short weighted average maturity. In addition, the Portfolio's weighted average maturity was lower in late November and December than where it was when the investment period began. As investor confidence grew in January in reaction to the extra liquidity provided to the market by various Central Bank liquidity facilities and LIBOR began to decline, the Portfolio's weighted average maturity was extended in order to lock in yield.

Throughout the fiscal year, the Portfolio continued to emphasize quality, ending the period with roughly 26% invested in U.S. Government obligations and approximately 81% of securities scheduled to mature within 90 days.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 28, 2011 (as Supplemented January 10, 2012)

Effective February 13, 2012, in the section titled "PORTFOLIO SUMMARY" for the Diversified Fixed Income Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for PineBridge Investments, LLC ("PineBridge") with respect to Timothy Campion and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Peter Hu, CFA	2012	Vice President, Investment Strategy Research and Development

Effective February 13, 2012, in the section titled "PORTFOLIO SUMMARY" for the International Equity Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for PineBridge with respect to Timothy Campion is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Kate Faraday	2012	Vice President and Portfolio Manager/Trader, Structured Equity

Effective February 16, 2012, in the sections titled "PORTFOLIO SUMMARY" for the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value and Small Cap Portfolios under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

In the section titled "MANAGEMENT," under the heading "Information about the Investment Adviser's Management of Certain Portfolios," the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The passively-managed index portions of the Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by Tim Campion. Mr. Campion is a portfolio manager and quantitative analyst at SAAMCo. He evaluates portfolios on the theory and application of attribution, risk characteristics, and style analysis. Mr. Campion joined SAAMCo in February 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999.

Under the heading "Information about the Subadvisers — PineBridge Investments, LLC," all reference to Timothy ("Tim") Campion is deleted. The portfolio management disclosure for PineBridge is supplemented as follows:

Peter Hu, Vice President, Investment Strategy Research and Development, joined the PineBridge in 2006. Mr. Hu is responsible for developing analytic tools, quantitative analysis, and risk management tools for various asset classes and derivatives instruments.

Kate Faraday, Vice President and Portfolio Manager/Trader, Structured Equity, is responsible for portfolio management and trading on the group's passive and research enhanced strategies. Ms. Faraday joined the firm in 2007. From 2004 to 2006, Ms. Faraday was an equity trader at KR Capital Advisors.

Dated: February 16, 2012
Version: Combined Master

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 13, 2012:

Diversified Fixed Income Portfolio. In the Portfolio Summary section, under the heading "Investment Adviser," the portfolio manager disclosure for PineBridge Investments, LLC ("PineBridge") with respect to Timothy Campion is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Peter Hu, CFA	2012	Vice President, Investment Strategy Research and Development

Dated: February 16, 2012

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 13, 2012:

International Equity Portfolio. In the Portfolio Summary section, under the heading "Investment Adviser," the portfolio manager disclosure for PineBridge Investments, LLC ("PineBridge") with respect to Timothy Campion is deleted and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Kate Faraday	2012	Vice President and Portfolio Manager/Trader, Structured Equity

Dated: February 16, 2012

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 16, 2012:

Large Cap Growth Portfolio. In the Portfolio Summary, under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

Dated: February 16, 2012

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 16, 2012:

Large Cap Value Portfolio. In the Portfolio Summary, under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

Dated: February 16, 2012

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 16, 2012:

Mid Cap Growth Portfolio. In the Portfolio Summary, under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

Dated: February 16, 2012

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 16, 2012:

Mid Cap Value Portfolio. In the Portfolio Summary, under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

Dated: February 16, 2012

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

The following change is effective February 16, 2012:

Small Cap Portfolio. In the Portfolio Summary, under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

Dated: February 16, 2012
Versions: Summary Combined Master

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 28, 2011 (as Supplemented January 10, 2012)

Effective immediately, Focus Value Portfolio (the "Portfolio"). In the Portfolio Summary, in the Investment Adviser section, with regard to Northern Trust Investments, Inc. ("NTI") all reference to Stephen G. Atkins is deleted in its entirety and supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Donna Renaud	2012	Senior Vice President and Managing Director, Large Cap Value Equity Team

In the Management section under Information about the Subadvisers, the portfolio manager information for the Portfolio is deleted in its entirety and replaced with the following:

"The Focus Value Portfolio is managed by Donna Renaud. Ms. Renaud joined NTI in 2004 and has concentrated n equity and fixed income analysis and portfolio for both institutional and high net worth clients. She is experienced in managing portfolios focused in the large-cap, small-cap and micro-cap sectors of the market, as well as diversified and concentrated portfolio structures. Ms. Renaud currently serves as Senior Vice President and Managing Director of NTI's portfolio management team providing large cap value equity management and serves as the Chair of the Fixed Income Committee which sets all strategy and policy for the NTI large cap value balanced product."

Date: March 6, 2012
Versions: Statutory Combined Master

Supplement to the Summary Prospectus Dated July 28, 2011 (as Supplemented January 10, 2012)

Effective immediately, Focus Value Portfolio (the "Portfolio"). In the Portfolio Summary, in the Investment Adviser section, with regard to Northern Trust Investments, Inc. ("NTI") all reference to Stephen G. Atkins is deleted in its entirety and supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Donna Renaud	2012	Senior Vice President and Managing Director, Large Cap Value Equity Team

Date: March 6, 2012
Versions: Summary Combined Master

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 28, 2011 (as Supplemented January 10, 2012)

Allocation Moderate Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	11.76%	3.38%	3.84%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	12.13%	4.08%	4.12%

Prior Blended Index	12.53%	3.88%	3.98%

Allocation Moderate Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 70% S&P 500® Index and 30% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	12.65%	2.68%	3.41%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	12.92%	3.68%	3.84%

Prior Blended Index	13.31%	3.47%	3.69%

Allocation Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	14.14%	2.47%	3.43%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	14.39%	2.78%	3.20%

Prior Blended Index	14.73%	2.54%	3.02%

Date: April 27, 2012
Version: Combined Master Classes 1, 2 & 3

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

Allocation Moderate Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The Prior Blended Index consisted of 65% S&P 500® Index and 35% Barclays U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	11.76%	3.38%	3.84%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	12.13%	4.08%	4.12%

Prior Blended Index	12.53%	3.88%	3.98%

Date: April 27, 2012

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

Allocation Moderate Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index. The Prior Blended Index consisted of 75% S&P 500® Index and 25% Barclays U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	12.65%	2.68%	3.41%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	12.92%	3.68%	3.84%

Prior Blended Index	13.31%	3.47%	3.69%

Date: April 27, 2012

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST
Supplement to the Summary Prospectus Dated July 28, 2011

Allocation Growth Portfolio. In the Portfolio Summary, under Performance Information, the Blended Index is changed. The New Blended Index consists of 90% S&P 500® Index and 10% Barclays Capital U.S. Aggregate Bond Index. The Prior Blended Index consisted of 95% S&P 500® Index and 5% Barclays Capital U.S. Aggregate Bond Index. The New Blended Index better reflects the Portfolio's allocation between equity and fixed income securities. The performance table is deleted and replaced with the following:

	1 Year	5 Years	Since Inception Class 3 (2/14/05)
Class 3 Shares	14.14%	2.47%	3.43%

S&P 500® Index	15.06%	2.29%	2.83%

Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.17%

New Blended Index	14.39%	2.78%	3.20%

Prior Blended Index	14.73%	2.54%	3.02%

Date: April 27, 2012

This Supplement is not a part of the Annual Report

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

1 Sun America Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

PRSRT STD
U.S. POSTAGE
PAID
MERRILL
CORPORATION
ZIP CODE 10014

J-1906-AR.8 (5/12)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2012, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(a) Audit Fees	$575,665	$615,058
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$138,241	$114,761
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2011	2012
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2011 and 2012 were $196,211 and $176,622 respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: June 8, 2012